UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-02652

Name of Registrant: Vanguard Index Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: December 31

Date of reporting period: March 31, 2013

Item 1: Schedule of Investments

Vanguard 500 Index Fund

Schedule of Investments
As of March 31, 2013

			Market
			Value
		Shares	($000)
Common Stocks (99.6%)[1]
Consumer Discretionary (11.6%)
	Comcast Corp. Class A	23,788,624	999,360
	Home Depot Inc.	14,214,588	991,894
	Walt Disney Co.	17,164,138	974,923
	McDonald's Corp.	9,533,466	950,391
*	Amazon.com Inc.	3,457,079	921,277
	News Corp. Class A	19,011,180	580,221
	Time Warner Inc.	8,886,978	512,068
	Ford Motor Co.	37,288,406	490,342
	Target Corp.	6,187,088	423,506
	NIKE Inc. Class B	6,897,614	407,028
	Starbucks Corp.	7,123,567	405,758
	Lowe's Cos. Inc.	10,552,725	400,159
*	priceline.com Inc.	474,165	326,192
	TJX Cos. Inc.	6,933,039	324,120
*	DIRECTV	5,448,670	308,449
	Yum! Brands Inc.	4,285,103	308,270
	Time Warner Cable Inc.	2,809,550	269,885
	Viacom Inc. Class B	4,329,300	266,555
	CBS Corp. Class B	5,562,853	259,730
	Johnson Controls Inc.	6,505,996	228,165
*	Discovery Communications Inc. Class A	2,331,828	183,608
	Macy's Inc.	3,757,532	157,215
	Omnicom Group Inc.	2,484,992	146,366
*	Dollar General Corp.	2,874,573	145,396
	Carnival Corp.	4,222,993	144,849
	Mattel Inc.	3,275,010	143,413
	VF Corp.	838,388	140,640
*	Bed Bath & Beyond Inc.	2,149,737	138,486
*	AutoZone Inc.	345,392	137,041
	Coach Inc.	2,669,191	133,433
	Ross Stores Inc.	2,113,985	128,150
	Delphi Automotive plc	2,787,487	123,764
	Starwood Hotels & Resorts Worldwide Inc.	1,841,502	117,359
	Genuine Parts Co.	1,472,290	114,839
	Harley-Davidson Inc.	2,149,387	114,562
*	O'Reilly Automotive Inc.	1,058,153	108,514
*	Dollar Tree Inc.	2,159,840	104,601
	L Brands Inc.	2,275,116	101,607
*	Netflix Inc.	532,293	100,822
	Gap Inc.	2,825,883	100,036
	Ralph Lauren Corp. Class A	577,778	97,824
	Marriott International Inc. Class A	2,315,955	97,803
*	Chipotle Mexican Grill Inc. Class A	294,989	96,128
	Wynn Resorts Ltd.	758,391	94,920
	Kohl's Corp.	2,011,638	92,797
*	CarMax Inc.	2,169,072	90,450
	Whirlpool Corp.	746,695	88,453
	Staples Inc.	6,405,961	86,032
*	BorgWarner Inc.	1,099,469	85,033

Wyndham Worldwide Corp.	1,298,883	83,752
PVH Corp.	742,548	79,312
Tiffany & Co.	1,132,823	78,776
Nordstrom Inc.	1,423,292	78,608
H&R Block Inc.	2,579,074	75,876
Newell Rubbermaid Inc.	2,722,636	71,061
* PulteGroup Inc.	3,234,619	65,469
Lennar Corp. Class A	1,569,927	65,121
D.R. Horton Inc.	2,657,934	64,588
Darden Restaurants Inc.	1,229,602	63,546
PetSmart Inc.	1,021,640	63,444
Best Buy Co. Inc.	2,528,265	56,001
* TripAdvisor Inc.	1,046,128	54,943
Family Dollar Stores Inc.	913,872	53,964
Expedia Inc.	888,139	53,297
Scripps Networks Interactive Inc. Class A	818,099	52,636
Comcast Corp.	1,304,720	51,693
Interpublic Group of Cos. Inc.	3,934,933	51,272
* Fossil Inc.	507,746	49,048
^ Hasbro Inc.	1,088,816	47,843
Gannett Co. Inc.	2,183,676	47,757
Leggett & Platt Inc.	1,356,917	45,837
International Game Technology	2,512,857	41,462
* Urban Outfitters Inc.	1,040,205	40,297
Abercrombie & Fitch Co.	756,383	34,945
^ Garmin Ltd.	1,041,333	34,406
^ GameStop Corp. Class A	1,152,398	32,233
Cablevision Systems Corp. Class A	2,039,422	30,510
* Goodyear Tire & Rubber Co.	2,333,588	29,427
Harman International Industries Inc.	646,184	28,839
JC Penney Co. Inc.	1,354,489	20,466
Washington Post Co. Class B	43,004	19,223
* Apollo Group Inc. Class A	950,846	16,535
* AutoNation Inc.	367,489	16,078
		15,460,699
Consumer Staples (10.9%)
Procter & Gamble Co.	25,969,497	2,001,209
Coca-Cola Co.	36,437,882	1,473,548
Philip Morris International Inc.	15,665,414	1,452,341
Wal-Mart Stores Inc.	15,901,472	1,189,907
PepsiCo Inc.	14,667,120	1,160,316
Altria Group Inc.	19,107,571	657,109
CVS Caremark Corp.	11,704,902	643,653
Mondelez International Inc. Class A	16,906,115	517,496
Colgate-Palmolive Co.	4,179,602	493,318
Costco Wholesale Corp.	4,141,646	439,470
Walgreen Co.	8,176,483	389,855
Kimberly-Clark Corp.	3,685,139	361,070
General Mills Inc.	6,147,221	303,119
Kraft Foods Group Inc.	5,633,312	290,285
HJ Heinz Co.	3,048,563	220,320
Archer-Daniels-Midland Co.	6,261,415	211,198
Sysco Corp.	5,571,283	195,942
Kroger Co.	4,929,076	163,350
Kellogg Co.	2,373,711	152,938
Mead Johnson Nutrition Co.	1,925,192	149,106
Estee Lauder Cos. Inc. Class A	2,278,919	145,919

Lorillard Inc.	3,606,259	145,513
Whole Foods Market Inc.	1,638,449	142,135
ConAgra Foods Inc.	3,934,138	140,881
Reynolds American Inc.	3,058,592	136,077
Hershey Co.	1,427,309	124,932
Clorox Co.	1,245,074	110,226
Brown-Forman Corp. Class B	1,440,810	102,874
JM Smucker Co.	1,019,624	101,106
Beam Inc.	1,524,073	96,840
McCormick & Co. Inc.	1,261,339	92,772
Coca-Cola Enterprises Inc.	2,494,510	92,097
Dr Pepper Snapple Group Inc.	1,935,977	90,894
Avon Products Inc.	4,109,266	85,185
Campbell Soup Co.	1,703,746	77,282
Molson Coors Brewing Co. Class B	1,483,722	72,599
* Constellation Brands Inc. Class A	1,449,276	69,044
Tyson Foods Inc. Class A	2,696,502	66,927
* Monster Beverage Corp.	1,369,336	65,372
Safeway Inc.	2,277,622	60,015
Hormel Foods Corp.	1,277,620	52,791
* Dean Foods Co.	1,767,586	32,046
		14,569,077
Energy (10.9%)
Exxon Mobil Corp.	42,595,195	3,838,253
Chevron Corp.	18,469,056	2,194,493
Schlumberger Ltd.	12,627,701	945,689
ConocoPhillips	11,607,883	697,634
Occidental Petroleum Corp.	7,658,015	600,159
Anadarko Petroleum Corp.	4,758,861	416,162
Phillips 66	5,908,680	413,430
Halliburton Co.	8,858,664	357,979
EOG Resources Inc.	2,583,601	330,882
Apache Corp.	3,724,524	287,384
National Oilwell Varco Inc.	4,056,124	286,971
Marathon Petroleum Corp.	3,150,949	282,325
Williams Cos. Inc.	6,479,426	242,719
Valero Energy Corp.	5,256,834	239,133
Kinder Morgan Inc.	6,006,280	232,323
Marathon Oil Corp.	6,728,363	226,880
Devon Energy Corp.	3,589,780	202,535
Hess Corp.	2,824,985	202,297
Noble Energy Inc.	1,707,112	197,445
Spectra Energy Corp.	6,352,220	195,331
Baker Hughes Inc.	4,200,531	194,947
Pioneer Natural Resources Co.	1,258,414	156,358
* Cameron International Corp.	2,356,146	153,621
Cabot Oil & Gas Corp.	2,000,438	135,250
Ensco plc Class A	2,209,687	132,581
Range Resources Corp.	1,548,087	125,457
* Southwestern Energy Co.	3,336,995	124,336
* FMC Technologies Inc.	2,259,943	122,918
Murphy Oil Corp.	1,722,138	109,752
Chesapeake Energy Corp.	4,950,098	101,031
EQT Corp.	1,431,176	96,962
Noble Corp.	2,402,440	91,653
Tesoro Corp.	1,306,401	76,490
CONSOL Energy Inc.	2,168,756	72,979

* Denbury Resources Inc.	3,550,598	66,219
Helmerich & Payne Inc.	1,010,524	61,339
Peabody Energy Corp.	2,563,133	54,210
QEP Resources Inc.	1,697,378	54,044
Diamond Offshore Drilling Inc.	660,698	45,958
Nabors Industries Ltd.	2,765,774	44,861
* Rowan Cos. plc Class A	1,181,047	41,762
* WPX Energy Inc.	1,902,989	30,486
* Newfield Exploration Co.	1,285,952	28,831
		14,512,069
Financials (15.8%)
JPMorgan Chase & Co.	36,387,381	1,726,945
Wells Fargo & Co.	46,601,992	1,723,808
* Berkshire Hathaway Inc. Class B	15,811,488	1,647,557
Citigroup Inc.	28,889,188	1,278,058
Bank of America Corp.	102,867,094	1,252,921
American Express Co.	9,136,609	616,356
Goldman Sachs Group Inc.	4,162,101	612,453
US Bancorp	17,715,056	601,072
* American International Group Inc.	14,035,301	544,850
Simon Property Group Inc.	2,982,115	472,844
MetLife Inc.	10,396,705	395,283
PNC Financial Services Group Inc.	5,023,812	334,083
Bank of New York Mellon Corp.	11,061,249	309,604
BlackRock Inc.	1,195,688	307,148
Capital One Financial Corp.	5,535,412	304,171
Travelers Cos. Inc.	3,593,271	302,517
American Tower Corporation	3,756,327	288,937
ACE Ltd.	3,225,941	287,012
Morgan Stanley	13,051,817	286,879
Prudential Financial Inc.	4,420,863	260,787
State Street Corp.	4,343,630	256,665
Aflac Inc.	4,446,868	231,326
Allstate Corp.	4,539,295	222,743
Chubb Corp.	2,481,166	217,176
HCP Inc.	4,310,511	214,922
Discover Financial Services	4,709,885	211,191
Public Storage	1,371,469	208,902
BB&T Corp.	6,653,469	208,852
Ventas Inc.	2,775,654	203,178
Franklin Resources Inc.	1,313,404	198,074
Marsh & McLennan Cos. Inc.	5,213,602	197,960
Charles Schwab Corp.	10,449,333	184,849
T. Rowe Price Group Inc.	2,462,610	184,376
Aon plc	2,962,404	182,188
CME Group Inc.	2,917,845	179,126
Prologis Inc.	4,400,191	175,920
Health Care REIT Inc.	2,479,961	168,414
Equity Residential	3,045,669	167,695
Weyerhaeuser Co.	5,184,500	162,690
* Berkshire Hathaway Inc. Class A	1,019	159,249
SunTrust Banks Inc.	5,123,259	147,601
Boston Properties Inc.	1,441,548	145,683
Ameriprise Financial Inc.	1,934,301	142,461
McGraw-Hill Cos. Inc.	2,669,369	139,021
AvalonBay Communities Inc.	1,081,692	137,018
Fifth Third Bancorp	8,320,466	135,707

Vornado Realty Trust	1,610,306	134,686
Progressive Corp.	5,281,683	133,468
Loews Corp.	2,943,057	129,701
Invesco Ltd.	4,191,569	121,388
Host Hotels & Resorts Inc.	6,908,070	120,822
M&T Bank Corp.	1,162,578	119,932
Northern Trust Corp.	2,068,968	112,883
* IntercontinentalExchange Inc.	690,637	112,622
Regions Financial Corp.	13,435,792	110,039
Hartford Financial Services Group Inc.	4,150,586	107,085
Moody's Corp.	1,842,042	98,218
NYSE Euronext	2,309,982	89,258
Principal Financial Group Inc.	2,621,943	89,225
SLM Corp.	4,309,912	88,267
KeyCorp	8,782,475	87,473
Kimco Realty Corp.	3,877,758	86,862
XL Group plc Class A	2,804,169	84,966
Lincoln National Corp.	2,580,557	84,152
Plum Creek Timber Co. Inc.	1,543,116	80,551
Leucadia National Corp.	2,788,392	76,486
* CBRE Group Inc. Class A	2,891,871	73,020
Unum Group	2,564,825	72,456
Cincinnati Financial Corp.	1,396,771	65,914
Comerica Inc.	1,784,264	64,144
Huntington Bancshares Inc.	8,006,473	59,168
Torchmark Corp.	890,385	53,245
* Genworth Financial Inc. Class A	4,682,055	46,821
Zions Bancorporation	1,750,449	43,744
People's United Financial Inc.	3,218,501	43,257
Apartment Investment & Management Co. Class A	1,385,991	42,494
Hudson City Bancorp Inc.	4,518,498	39,040
NASDAQ OMX Group Inc.	1,118,313	36,121
Legg Mason Inc.	1,091,074	35,078
Assurant Inc.	749,352	33,728
* E*TRADE Financial Corp.	2,711,484	29,040
First Horizon National Corp.	2,315,103	24,725
		21,166,351
Health Care (12.5%)
Johnson & Johnson	26,574,830	2,166,646
Pfizer Inc.	68,345,577	1,972,453
Merck & Co. Inc.	28,733,373	1,270,877
Amgen Inc.	7,115,307	729,390
* Gilead Sciences Inc.	14,473,295	708,178
Bristol-Myers Squibb Co.	15,566,182	641,171
AbbVie Inc.	15,027,250	612,811
UnitedHealth Group Inc.	9,743,891	557,448
Eli Lilly & Co.	9,490,675	538,975
Abbott Laboratories	14,932,348	527,411
* Celgene Corp.	3,981,076	461,447
Medtronic Inc.	9,614,975	451,519
* Express Scripts Holding Co.	7,781,386	448,597
* Biogen Idec Inc.	2,246,681	433,407
Baxter International Inc.	5,190,175	377,014
Allergan Inc.	2,923,926	326,398
Covidien plc	4,487,755	304,449
Thermo Fisher Scientific Inc.	3,400,026	260,068
McKesson Corp.	2,214,194	239,044

WellPoint Inc.	2,890,615	191,445
* Intuitive Surgical Inc.	381,462	187,370
Stryker Corp.	2,749,112	179,352
Becton Dickinson and Co.	1,844,113	176,316
* Alexion Pharmaceuticals Inc.	1,855,732	170,987
Cigna Corp.	2,718,340	169,543
Aetna Inc.	3,118,480	159,417
Agilent Technologies Inc.	3,298,521	138,439
Cardinal Health Inc.	3,240,288	134,861
* Cerner Corp.	1,391,478	131,843
Zimmer Holdings Inc.	1,609,887	121,096
AmerisourceBergen Corp. Class A	2,188,143	112,580
* Actavis Inc.	1,215,324	111,943
* Mylan Inc.	3,760,187	108,820
St. Jude Medical Inc.	2,689,035	108,745
* Life Technologies Corp.	1,635,693	105,715
Humana Inc.	1,505,256	104,028
* Boston Scientific Corp.	12,906,029	100,796
Perrigo Co.	839,922	99,724
* DaVita HealthCare Partners Inc.	802,483	95,166
* Edwards Lifesciences Corp.	1,084,734	89,122
Quest Diagnostics Inc.	1,504,148	84,909
* Forest Laboratories Inc.	2,227,571	84,737
* Laboratory Corp. of America Holdings	885,015	79,828
* Waters Corp.	816,448	76,673
* Varian Medical Systems Inc.	1,037,379	74,691
* CareFusion Corp.	2,115,992	74,039
CR Bard Inc.	723,149	72,879
Coventry Health Care Inc.	1,279,501	60,175
DENTSPLY International Inc.	1,357,886	57,602
* Hospira Inc.	1,572,561	51,627
* Tenet Healthcare Corp.	991,090	47,156
PerkinElmer Inc.	1,081,081	36,368
Patterson Cos. Inc.	795,507	30,261
		16,655,556
Industrials (10.1%)
General Electric Co.	98,855,150	2,285,531
United Technologies Corp.	8,017,361	749,062
3M Co.	6,034,937	641,574
Union Pacific Corp.	4,461,652	635,384
United Parcel Service Inc. Class B	6,798,335	583,977
Honeywell International Inc.	7,451,413	561,464
Boeing Co.	6,469,918	555,442
Caterpillar Inc.	6,227,563	541,611
Emerson Electric Co.	6,864,725	383,532
Danaher Corp.	5,512,191	342,583
Deere & Co.	3,703,509	318,428
Eaton Corp. plc	4,478,860	274,330
FedEx Corp.	2,780,344	273,030
Precision Castparts Corp.	1,392,417	264,030
Lockheed Martin Corp.	2,545,528	245,694
Illinois Tool Works Inc.	3,948,632	240,630
CSX Corp.	9,704,888	239,031
Norfolk Southern Corp.	2,990,272	230,490
General Dynamics Corp.	3,158,666	222,718
Cummins Inc.	1,678,411	194,377
Raytheon Co.	3,093,356	181,858

PACCAR Inc.	3,360,603	169,912
Waste Management Inc.	4,157,575	163,019
Northrop Grumman Corp.	2,254,536	158,156
Ingersoll-Rand plc	2,620,160	144,135
Tyco International Ltd.	4,430,376	141,772
Fastenal Co.	2,566,104	131,769
Parker Hannifin Corp.	1,417,982	129,859
WW Grainger Inc.	568,377	127,873
Stanley Black & Decker Inc.	1,523,377	123,348
Dover Corp.	1,660,514	121,018
Roper Industries Inc.	940,187	119,695
Rockwell Automation Inc.	1,329,006	114,760
ADT Corp.	2,207,820	108,051
Pentair Ltd.	1,959,779	103,378
Fluor Corp.	1,544,965	102,478
Southwest Airlines Co.	6,921,627	93,304
Republic Services Inc. Class A	2,826,422	93,272
C.H. Robinson Worldwide Inc.	1,531,187	91,044
* Stericycle Inc.	818,466	86,905
Rockwell Collins Inc.	1,298,313	81,950
Textron Inc.	2,581,368	76,951
Flowserve Corp.	457,525	76,732
Pall Corp.	1,056,190	72,212
Expeditors International of Washington Inc.	1,963,073	70,101
* Jacobs Engineering Group Inc.	1,239,454	69,707
L-3 Communications Holdings Inc.	854,711	69,163
Masco Corp.	3,389,831	68,644
Equifax Inc.	1,145,268	65,956
Joy Global Inc.	1,009,677	60,096
* Quanta Services Inc.	2,026,844	57,927
Iron Mountain Inc.	1,590,584	57,754
Robert Half International Inc.	1,326,760	49,793
Xylem Inc.	1,768,990	48,753
Snap-on Inc.	553,909	45,808
Cintas Corp.	995,892	43,949
Avery Dennison Corp.	951,554	40,983
Dun & Bradstreet Corp.	388,673	32,513
Ryder System Inc.	489,572	29,252
^ Pitney Bowes Inc.	1,914,744	28,453
		13,435,221
Information Technology (17.9%)
Apple Inc.	8,927,493	3,951,576
International Business Machines Corp.	9,959,757	2,124,416
Microsoft Corp.	71,668,765	2,050,443
* Google Inc. Class A	2,538,561	2,015,694
Oracle Corp.	35,106,612	1,135,348
QUALCOMM Inc.	16,334,079	1,093,567
Cisco Systems Inc.	50,690,469	1,059,938
Intel Corp.	47,021,068	1,027,410
Visa Inc. Class A	4,902,883	832,706
* eBay Inc.	11,093,295	601,478
Mastercard Inc. Class A	1,003,780	543,175
* EMC Corp.	20,006,640	477,959
Accenture plc Class A	6,125,672	465,367
Hewlett-Packard Co.	18,564,335	442,574
Texas Instruments Inc.	10,503,152	372,652
Automatic Data Processing Inc.	4,611,100	299,814

*	Salesforce.com Inc.	1,280,979	229,077
*	Cognizant Technology Solutions Corp. Class A	2,869,200	219,809
*	Yahoo! Inc.	9,213,842	216,802
*	Adobe Systems Inc.	4,742,177	206,332
	Dell Inc.	13,884,614	198,967
	Corning Inc.	13,998,718	186,603
	Intuit Inc.	2,648,863	173,898
	Broadcom Corp. Class A	4,977,078	172,555
	Motorola Solutions Inc.	2,623,555	167,986
	TE Connectivity Ltd.	3,995,600	167,535
*	Symantec Corp.	6,552,606	161,718
	Applied Materials Inc.	11,409,552	153,801
	Analog Devices Inc.	2,908,721	135,226
*	Citrix Systems Inc.	1,772,043	127,871
*	SanDisk Corp.	2,299,090	126,450
*	NetApp Inc.	3,426,090	117,035
	Amphenol Corp. Class A	1,518,107	113,327
*	Fiserv Inc.	1,269,181	111,472
	Seagate Technology plc	3,036,336	111,008
	Fidelity National Information Services Inc.	2,787,293	110,433
	Paychex Inc.	3,077,344	107,922
	Altera Corp.	3,039,809	107,822
	Western Digital Corp.	2,059,384	103,546
	Xerox Corp.	11,635,119	100,062
*	Micron Technology Inc.	9,713,017	96,936
	Xilinx Inc.	2,486,364	94,904
*	Red Hat Inc.	1,836,666	92,862
*	Teradata Corp.	1,576,084	92,217
*	Juniper Networks Inc.	4,900,846	90,862
*	Autodesk Inc.	2,136,072	88,092
	Linear Technology Corp.	2,210,823	84,829
	KLA-Tencor Corp.	1,579,426	83,299
	Western Union Co.	5,406,791	81,318
	CA Inc.	3,163,866	79,634
	NVIDIA Corp.	5,939,886	76,149
	Computer Sciences Corp.	1,459,182	71,836
*	VeriSign Inc.	1,450,413	68,576
	Microchip Technology Inc.	1,857,409	68,278
*	F5 Networks Inc.	747,179	66,559
*	Lam Research Corp.	1,543,613	63,998
*	Akamai Technologies Inc.	1,690,952	59,674
*	BMC Software Inc.	1,249,725	57,900
*	Electronic Arts Inc.	2,852,707	50,493
	Harris Corp.	1,072,386	49,694
	Molex Inc.	1,312,013	38,416
	Total System Services Inc.	1,527,574	37,853
	SAIC Inc.	2,697,617	36,553
	FLIR Systems Inc.	1,378,076	35,844
*	LSI Corp.	5,225,995	35,432
	Jabil Circuit Inc.	1,748,823	32,318
*	JDS Uniphase Corp.	2,235,749	29,892
*	Teradyne Inc.	1,809,820	29,355
*	First Solar Inc.	570,945	15,393
*,^ Advanced Micro Devices Inc.		5,761,804	14,693
	Molex Inc. Class A	4,051	98
			23,945,331

Materials (3.4%)
Monsanto Co.	5,094,011	538,080
EI du Pont de Nemours & Co.	8,882,182	436,648
Dow Chemical Co.	11,449,807	364,562
Praxair Inc.	2,815,892	314,085
Freeport-McMoRan Copper & Gold Inc.	9,027,163	298,799
LyondellBasell Industries NV Class A	3,609,913	228,471
Ecolab Inc.	2,523,876	202,364
Newmont Mining Corp.	4,722,728	197,835
International Paper Co.	4,194,767	195,392
PPG Industries Inc.	1,357,964	181,886
Air Products & Chemicals Inc.	1,973,746	171,953
Mosaic Co.	2,630,390	156,797
Nucor Corp.	3,020,028	139,374
Sherwin-Williams Co.	815,915	137,800
CF Industries Holdings Inc.	598,979	114,028
Eastman Chemical Co.	1,463,692	102,268
Sigma-Aldrich Corp.	1,145,147	88,955
Alcoa Inc.	10,165,671	86,611
FMC Corp.	1,308,751	74,638
Ball Corp.	1,420,716	67,598
Airgas Inc.	649,656	64,420
Vulcan Materials Co.	1,234,885	63,843
MeadWestvaco Corp.	1,669,715	60,611
International Flavors & Fragrances Inc.	775,385	59,449
Sealed Air Corp.	1,849,397	44,589
* Owens-Illinois Inc.	1,559,098	41,550
Bemis Co. Inc.	979,121	39,517
Allegheny Technologies Inc.	1,021,874	32,404
^ Cliffs Natural Resources Inc.	1,440,645	27,387
^ United States Steel Corp.	1,372,237	26,759
		4,558,673
Telecommunication Services (3.0%)
AT&T Inc.	52,208,127	1,915,516
Verizon Communications Inc.	27,173,316	1,335,569
CenturyLink Inc.	5,949,882	209,020
* Crown Castle International Corp.	2,787,279	194,106
* Sprint Nextel Corp.	28,624,666	177,759
^ Windstream Corp.	5,611,084	44,608
^ Frontier Communications Corp.	9,488,751	37,765
* MetroPCS Communications Inc.	3,043,048	33,169
		3,947,512
Utilities (3.5%)
Duke Energy Corp.	6,699,132	486,290
Southern Co.	8,261,296	387,620
Dominion Resources Inc.	5,478,999	318,768
NextEra Energy Inc.	4,029,771	313,033
Exelon Corp.	8,128,690	280,277
American Electric Power Co. Inc.	4,617,370	224,543
PG&E Corp.	4,170,360	185,706
PPL Corp.	5,541,484	173,504
Sempra Energy	2,151,270	171,972
Consolidated Edison Inc.	2,784,630	169,946
FirstEnergy Corp.	3,976,318	167,801
Public Service Enterprise Group Inc.	4,810,494	165,192
Edison International	3,097,196	155,851

Xcel Energy Inc.			4,641,659	137,857
Northeast Utilities			2,988,118	129,864
DTE Energy Co.			1,640,362	112,102
Entergy Corp.			1,693,115	107,073
CenterPoint Energy Inc.			4,065,352	97,406
Wisconsin Energy Corp.			2,176,987	93,371
ONEOK Inc.			1,948,173	92,869
NiSource Inc.			2,958,244	86,795
NRG Energy Inc.			3,072,075	81,379
Ameren Corp.			2,306,502	80,774
AES Corp.			5,884,109	73,963
CMS Energy Corp.			2,517,888	70,350
SCANA Corp.			1,258,651	64,393
Pinnacle West Capital Corp.			1,043,376	60,401
AGL Resources Inc.			1,120,355	46,999
Pepco Holdings Inc.			2,186,422	46,789
Integrys Energy Group Inc.			745,135	43,337
TECO Energy Inc.			1,941,542	34,598
				4,660,823
Total Common Stocks (Cost $82,308,527)				132,911,312
	Coupon
Temporary Cash Investments (0.6%)[1]
Money Market Fund (0.6%)
[2,3] Vanguard Market Liquidity Fund	0.147%		793,598,000	793,598

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
[4,5] Fannie Mae Discount Notes	0.100%	4/3/13	10,000	10,000
[5,6] Federal Home Loan Bank Discount Notes	0.085%	4/19/13	15,000	14,999
[5,6] Federal Home Loan Bank Discount Notes	0.140%	5/29/13	10,000	9,997
[4,5] Freddie Mac Discount Notes	0.130%	9/16/13	4,100	4,097
				39,093
Total Temporary Cash Investments (Cost $832,692)				832,691
Total Investments (100.2%) (Cost $83,141,219)				133,744,003
Other Assets and Liabilities-Net (-0.2%)[3]				(212,634)
Net Assets (100%)				133,531,369

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $94,428,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.2%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $98,464,000 of collateral received for securities on loan.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 Securities with a value of $31,310,000 have been segregated as initial margin for open futures contracts.
6 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
REIT—Real Estate Investment Trust.

500 Index Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of March 31, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	132,911,312	—	—
Temporary Cash Investments	793,598	39,093	—
Futures Contracts—Assets[1]	2,905	—	—
Futures Contracts—Liabilities[1]	(295)	—	—
Total	133,707,520	39,093	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

500 Index Fund

At March 31, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
S&P 500 Index	June 2013	1,554	607,109	5,018
E-mini S&P 500 Index	June 2013	50	3,907	15

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At March 31, 2013, the cost of investment securities for tax purposes was $83,141,219,000. Net unrealized appreciation of investment securities for tax purposes was $50,602,784,000, consisting of unrealized gains of $57,421,615,000 on securities that had risen in value since their purchase and $6,818,831,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Extended Market Index Fund

Schedule of Investments
As of March 31, 2013

			Market
			Value
		Shares	($000)
Common Stocks (99.6%)[1]
Consumer Discretionary (15.1%)
*	General Motors Co.	6,567,941	182,720
	Las Vegas Sands Corp.	3,040,307	171,321
*	Liberty Media Corp.	958,163	106,960
*,^ Liberty Global Inc.		1,394,360	95,695
	Sirius XM Radio Inc.	27,608,249	85,033
*	Charter Communications Inc. Class A	720,775	75,090
	DISH Network Corp. Class A	1,744,339	66,110
	Tractor Supply Co.	593,808	61,833
*	Mohawk Industries Inc.	499,385	56,490
*	LKQ Corp.	2,562,014	55,749
	Advance Auto Parts Inc.	632,469	52,274
*	TRW Automotive Holdings Corp.	922,055	50,713
	Polaris Industries Inc.	546,612	50,556
*	Liberty Global Inc. Class A	677,847	49,754
	Signet Jewelers Ltd.	694,007	46,498
	Lear Corp.	821,804	45,092
	Foot Locker Inc.	1,294,256	44,315
*	Toll Brothers Inc.	1,289,355	44,148
*	NVR Inc.	39,989	43,193
*	MGM Resorts International	3,192,724	41,984
	Royal Caribbean Cruises Ltd.	1,242,082	41,262
*	Ulta Salon Cosmetics & Fragrance Inc.	508,242	41,254
*	Jarden Corp.	951,634	40,778
	Dick's Sporting Goods Inc.	842,567	39,853
*	Panera Bread Co. Class A	240,944	39,814
*	Sally Beauty Holdings Inc.	1,333,504	39,178
*	Hanesbrands Inc.	843,380	38,424
	Williams-Sonoma Inc.	740,858	38,169
	Tupperware Brands Corp.	463,862	37,916
*	Under Armour Inc. Class A	664,746	34,035
	Six Flags Entertainment Corp.	434,550	31,496
*	AMC Networks Inc. Class A	497,089	31,406
*	Penn National Gaming Inc.	573,320	31,206
	Service Corp. International	1,810,182	30,284
*	Madison Square Garden Co. Class A	525,445	30,266
	American Eagle Outfitters Inc.	1,543,910	28,871
	Brunswick Corp.	774,252	26,495
*	Visteon Corp.	453,449	26,164
	Cinemark Holdings Inc.	877,914	25,846
*	Tempur-Pedic International Inc.	513,440	25,482
*	Carter's Inc.	438,317	25,102
	Domino's Pizza Inc.	486,523	25,027
	GNC Holdings Inc. Class A	631,474	24,804
	Gentex Corp.	1,229,223	24,597
*	Cabela's Inc.	396,743	24,114
	Chico's FAS Inc.	1,419,876	23,854
*,^ Tesla Motors Inc.		615,506	23,322
	Dunkin' Brands Group Inc.	629,630	23,221
*	Lamar Advertising Co. Class A	473,700	23,027

	Brinker International Inc.	607,837	22,885
	Dana Holding Corp.	1,271,761	22,675
	Sotheby's	583,214	21,818
	Pier 1 Imports Inc.	925,963	21,297
*	Starz - Liberty Capital	960,740	21,280
	Dillard's Inc. Class A	263,711	20,714
*	Tenneco Inc.	517,202	20,331
*	Hyatt Hotels Corp. Class A	468,663	20,260
*	Ascena Retail Group Inc.	1,090,499	20,229
*	Fifth & Pacific Cos. Inc.	1,028,849	19,425
	Pool Corp.	403,367	19,362
	Vail Resorts Inc.	308,760	19,242
	Wolverine World Wide Inc.	430,130	19,085
	Rent-A-Center Inc.	499,895	18,466
*	Bally Technologies Inc.	353,417	18,367
	DSW Inc. Class A	276,619	17,648
*	Big Lots Inc.	497,128	17,534
	HSN Inc.	316,524	17,365
	Aaron's Inc.	605,106	17,354
	Cracker Barrel Old Country Store Inc.	203,910	16,486
*	Deckers Outdoor Corp.	295,448	16,453
*	Lumber Liquidators Holdings Inc.	233,360	16,387
	Ryland Group Inc.	390,568	16,255
	Cheesecake Factory Inc.	420,062	16,219
	John Wiley & Sons Inc. Class A	402,895	15,697
	DeVry Inc.	488,280	15,503
*,^ Sears Holdings Corp.		309,128	15,447
	KB Home	703,957	15,325
*	Steven Madden Ltd.	353,087	15,232
*	Live Nation Entertainment Inc.	1,206,466	14,924
*	Life Time Fitness Inc.	341,134	14,594
*	Iconix Brand Group Inc.	556,835	14,405
*	Buffalo Wild Wings Inc.	160,921	14,085
*,^ Groupon Inc.		2,300,047	14,076
*,^ Coinstar Inc.		239,721	14,004
	Cooper Tire & Rubber Co.	543,954	13,958
	Thor Industries Inc.	377,590	13,892
	Wendy's Co.	2,431,882	13,789
	Men's Wearhouse Inc.	410,889	13,732
	Morningstar Inc.	194,757	13,617
	Hillenbrand Inc.	537,447	13,587
*	Express Inc.	757,772	13,496
	Guess? Inc.	529,764	13,154
*	Jack in the Box Inc.	373,754	12,928
*	Vitamin Shoppe Inc.	260,855	12,743
*	Hibbett Sports Inc.	223,285	12,564
*	Meritage Homes Corp.	267,601	12,540
*	Genesco Inc.	207,557	12,472
	MDC Holdings Inc.	336,598	12,336
	Penske Automotive Group Inc.	364,394	12,156
*	ANN Inc.	418,075	12,133
*	WMS Industries Inc.	472,263	11,906
	Meredith Corp.	308,717	11,812
*,^ Pandora Media Inc.		833,453	11,802
*	DreamWorks Animation SKG Inc. Class A	620,530	11,765
*	Shutterfly Inc.	266,242	11,760
^	Regal Entertainment Group Class A	680,944	11,351

*	Crocs Inc.	756,914	11,217
	Group 1 Automotive Inc.	184,821	11,102
^	Buckle Inc.	234,939	10,960
	Arbitron Inc.	229,189	10,742
*	Marriott Vacations Worldwide Corp.	247,710	10,629
*	Helen of Troy Ltd.	275,170	10,556
^	Burger King Worldwide Inc.	545,034	10,410
*	New York Times Co. Class A	1,052,896	10,318
	Bob Evans Farms Inc.	240,881	10,266
	Valassis Communications Inc.	339,393	10,138
*,^ Saks Inc.		876,880	10,058
*	Asbury Automotive Group Inc.	272,747	10,007
^	Monro Muffler Brake Inc.	251,779	9,998
	Choice Hotels International Inc.	235,830	9,978
	Texas Roadhouse Inc. Class A	494,154	9,977
^	Weight Watchers International Inc.	230,949	9,725
*	Office Depot Inc.	2,469,109	9,704
*	Jos A Bank Clothiers Inc.	241,781	9,647
*	Select Comfort Corp.	484,864	9,586
	DineEquity Inc.	135,619	9,329
*	Grand Canyon Education Inc.	363,445	9,228
*	Aeropostale Inc.	676,914	9,206
*	Children's Place Retail Stores Inc.	204,172	9,151
*	HomeAway Inc.	280,669	9,122
	Sinclair Broadcast Group Inc. Class A	450,424	9,117
*	Papa John's International Inc.	146,827	9,077
	Regis Corp.	486,647	8,852
	OfficeMax Inc.	751,052	8,720
*,^ Francesca's Holdings Corp.		303,322	8,693
	Dorman Products Inc.	232,786	8,662
	Lithia Motors Inc. Class A	181,510	8,618
	La-Z-Boy Inc.	453,880	8,565
	Finish Line Inc. Class A	435,352	8,529
^	Sturm Ruger & Co. Inc.	165,801	8,411
	Jones Group Inc.	661,243	8,411
*	Ascent Capital Group Inc. Class A	112,165	8,350
	Matthews International Corp. Class A	237,783	8,296
*	Standard Pacific Corp.	956,690	8,266
*	Krispy Kreme Doughnuts Inc.	564,929	8,158
*	American Axle & Manufacturing Holdings Inc.	589,255	8,043
*	SHFL Entertainment Inc.	484,857	8,034
	Belo Corp. Class A	804,848	7,912
	National CineMedia Inc.	493,451	7,787
*,^ K12 Inc.		319,097	7,693
	Churchill Downs Inc.	108,912	7,628
*	AFC Enterprises Inc.	207,928	7,554
*	Orient-Express Hotels Ltd. Class A	766,065	7,553
	Ameristar Casinos Inc.	283,885	7,446
	Ethan Allen Interiors Inc.	224,780	7,400
*	Pinnacle Entertainment Inc.	499,805	7,307
	Interval Leisure Group Inc.	335,356	7,291
	International Speedway Corp. Class A	220,924	7,220
	Stage Stores Inc.	276,262	7,150
*	BJ's Restaurants Inc.	213,431	7,103
	Sonic Automotive Inc. Class A	317,440	7,034
*	Skechers U.S.A. Inc. Class A	332,044	7,023
*	Conn's Inc.	188,742	6,776

	Oxford Industries Inc.	123,557	6,561
*	Quiksilver Inc.	1,077,008	6,537
	Allison Transmission Holdings Inc.	268,519	6,447
*	Norwegian Cruise Line Holdings Ltd.	209,900	6,224
^	Columbia Sportswear Co.	105,885	6,129
*	Sonic Corp.	472,766	6,089
	Scholastic Corp.	227,463	6,062
*	Tile Shop Holdings Inc.	283,799	5,963
	Stewart Enterprises Inc. Class A	637,127	5,919
	Drew Industries Inc.	162,877	5,914
*	Steiner Leisure Ltd.	121,285	5,865
*	iRobot Corp.	227,724	5,843
*	Arctic Cat Inc.	129,587	5,663
	Brown Shoe Co. Inc.	353,432	5,655
*	G-III Apparel Group Ltd.	140,375	5,630
	Cato Corp. Class A	233,174	5,629
	Hot Topic Inc.	404,407	5,613
	True Religion Apparel Inc.	209,865	5,480
*	American Public Education Inc.	156,375	5,456
*	Pep Boys-Manny Moe & Jack	458,414	5,405
*,^ Barnes & Noble Inc.		326,873	5,377
*	Red Robin Gourmet Burgers Inc.	116,173	5,297
*	Winnebago Industries Inc.	253,344	5,229
	Core-Mark Holding Co. Inc.	100,854	5,175
	Movado Group Inc.	153,645	5,150
*	Denny's Corp.	887,713	5,122
*,^ Smith & Wesson Holding Corp.		567,533	5,108
	Strayer Education Inc.	102,739	4,971
*,^ Hovnanian Enterprises Inc. Class A		822,167	4,744
*	Biglari Holdings Inc.	12,482	4,658
	CEC Entertainment Inc.	142,089	4,653
	Fred's Inc. Class A	338,740	4,634
*	Multimedia Games Holding Co. Inc.	221,464	4,622
	Standard Motor Products Inc.	166,622	4,619
*	M/I Homes Inc.	184,119	4,502
*	Zumiez Inc.	195,163	4,469
*	Scientific Games Corp. Class A	503,048	4,402
*,^ Vera Bradley Inc.		183,441	4,335
	American Greetings Corp. Class A	268,818	4,328
*,^ Boyd Gaming Corp.		512,250	4,236
*,^ Beazer Homes USA Inc.		257,140	4,073
*	Blue Nile Inc.	114,383	3,940
*	Ruby Tuesday Inc.	530,451	3,909
*	Fiesta Restaurant Group Inc.	143,903	3,824
*	Tumi Holdings Inc.	182,349	3,818
*	Capella Education Co.	122,461	3,813
	Superior Industries International Inc.	199,241	3,722
*	rue21 inc	125,937	3,701
	Haverty Furniture Cos. Inc.	178,095	3,662
*	Libbey Inc.	188,670	3,647
*	Modine Manufacturing Co.	392,862	3,575
*	Maidenform Brands Inc.	203,688	3,571
	Callaway Golf Co.	513,305	3,398
	Harte-Hanks Inc.	434,256	3,383
*	Gentherm Inc.	205,805	3,371
	Big 5 Sporting Goods Corp.	211,887	3,308
*	EW Scripps Co. Class A	273,890	3,295

	PetMed Express Inc.	244,449	3,279
*	LeapFrog Enterprises Inc.	373,480	3,197
*	Five Below Inc.	83,697	3,171
*	Ruth's Hospitality Group Inc.	329,220	3,141
	Destination Maternity Corp.	132,787	3,107
*	America's Car-Mart Inc.	66,370	3,102
^	RadioShack Corp.	922,324	3,099
*	Universal Electronics Inc.	129,332	3,007
*	LIN TV Corp. Class A	273,577	3,007
	NACCO Industries Inc. Class A	56,044	2,991
*	Unifi Inc.	154,744	2,956
*	Sears Hometown and Outlet Stores Inc.	72,497	2,925
	Speedway Motorsports Inc.	150,322	2,704
	World Wrestling Entertainment Inc. Class A	302,456	2,668
*	Clear Channel Outdoor Holdings Inc. Class A	353,266	2,646
*	Rentrak Corp.	120,142	2,641
*	MarineMax Inc.	194,034	2,637
	Nexstar Broadcasting Group Inc. Class A	145,499	2,619
	Saga Communications Inc. Class A	55,516	2,568
*	Wet Seal Inc. Class A	848,916	2,564
*	Fuel Systems Solutions Inc.	154,613	2,546
*,^ Caesars Entertainment Corp.		158,380	2,512
*	Tuesday Morning Corp.	319,140	2,477
*	Exide Technologies	869,833	2,349
	Nutrisystem Inc.	276,449	2,344
	Universal Technical Institute Inc.	182,399	2,304
*	VOXX International Corp. Class A	214,281	2,295
	Carriage Services Inc. Class A	106,555	2,264
*	Cavco Industries Inc.	47,351	2,252
*	Jamba Inc.	781,825	2,228
*	Journal Communications Inc. Class A	330,861	2,223
	Shoe Carnival Inc.	108,763	2,223
	Marcus Corp.	177,448	2,216
	Fisher Communications Inc.	55,019	2,159
*,^ Overstock.com Inc.		173,943	2,143
	JAKKS Pacific Inc.	198,319	2,080
*	Carmike Cinemas Inc.	112,807	2,044
*	Christopher & Banks Corp.	309,051	1,987
	Stein Mart Inc.	233,273	1,955
*	Steinway Musical Instruments Inc.	80,502	1,934
*	Nautilus Inc.	262,423	1,916
	Entravision Communications Corp. Class A	581,230	1,854
^	Blyth Inc.	105,743	1,836
*,^ ITT Educational Services Inc.		132,228	1,822
*	Kirkland's Inc.	155,873	1,786
	Spartan Motors Inc.	332,832	1,767
*	Stoneridge Inc.	231,241	1,764
*,^ hhgregg Inc.		159,657	1,764
*,^ Cumulus Media Inc. Class A		520,652	1,755
*	Bridgepoint Education Inc.	166,148	1,700
*	Bloomin' Brands Inc.	94,800	1,694
	Bassett Furniture Industries Inc.	103,360	1,650
*	Bright Horizons Family Solutions Inc.	47,685	1,611
*	Bravo Brio Restaurant Group Inc.	97,980	1,551
*,^ Zagg Inc.		210,879	1,535
*	Mattress Firm Holding Corp.	43,900	1,516
	CSS Industries Inc.	58,002	1,506

*,^ Digital Generation Inc.		231,744	1,490
	Cherokee Inc.	108,760	1,490
*	Corinthian Colleges Inc.	703,682	1,478
*	Chuy's Holdings Inc.	45,228	1,474
	Flexsteel Industries Inc.	59,327	1,468
	Town Sports International Holdings Inc.	154,818	1,465
	Marine Products Corp.	196,920	1,449
^	Collectors Universe	122,895	1,446
	Strattec Security Corp.	50,676	1,441
*	Morgans Hotel Group Co.	242,348	1,435
	Perry Ellis International Inc.	77,572	1,411
	AH Belo Corp. Class A	238,024	1,390
	Culp Inc.	81,545	1,297
	Hooker Furniture Corp.	80,015	1,275
*	Shutterstock Inc.	28,016	1,260
*	Destination XL Group Inc.	246,387	1,254
	Weyco Group Inc.	50,898	1,248
*	Citi Trends Inc.	120,811	1,236
*	Tandy Leather Factory Inc.	173,075	1,229
*	Rocky Brands Inc.	89,284	1,215
*	TRI Pointe Homes Inc.	60,238	1,214
*	Luby's Inc.	161,382	1,207
	Lifetime Brands Inc.	104,887	1,197
*	Career Education Corp.	503,643	1,194
	Ambassadors Group Inc.	271,886	1,172
*	Federal-Mogul Corp.	193,800	1,169
*	Famous Dave's Of America Inc.	106,560	1,157
*	Orbitz Worldwide Inc.	197,059	1,125
*	1-800-Flowers.com Inc. Class A	225,149	1,119
	Lincoln Educational Services Corp.	190,712	1,118
^	Bon-Ton Stores Inc.	85,107	1,106
*	West Marine Inc.	96,752	1,106
*	K-Swiss Inc. Class A	228,731	1,084
	bebe stores inc	257,584	1,074
*	Joe's Jeans Inc.	612,767	1,042
	Remy International Inc.	56,200	1,016
	RG Barry Corp.	75,240	1,007
*	Entercom Communications Corp. Class A	134,221	999
*,^ McClatchy Co. Class A		341,741	991
	Mac-Gray Corp.	76,727	982
*	Pacific Sunwear of California Inc.	464,513	971
*	Nathan's Famous Inc.	22,965	970
*	Isle of Capri Casinos Inc.	151,237	951
	Winmark Corp.	14,711	927
	Ark Restaurants Corp.	42,283	886
*	Red Lion Hotels Corp.	123,596	879
*	Media General Inc. Class A	146,991	873
	Outdoor Channel Holdings Inc.	95,037	848
*	Gaiam Inc. Class A	198,738	835
*	Rick's Cabaret International Inc.	93,202	824
*	Zale Corp.	204,966	806
*	Body Central Corp.	84,399	793
*	Tilly's Inc. Class A	61,351	780
	Beasley Broadcasting Group Inc. Class A	131,564	776
*	New York & Co. Inc.	189,432	775
*	MTR Gaming Group Inc.	232,053	766
*	Ballantyne Strong Inc.	180,582	764

*	Black Diamond Inc.	82,822	755
	Trans World Entertainment Corp.	194,851	754
	Systemax Inc.	76,163	754
*	Gray Television Inc.	159,746	749
*	Carrols Restaurant Group Inc.	143,054	742
*	Dixie Group Inc.	132,074	740
*	Delta Apparel Inc.	44,844	739
*	Martha Stewart Living Omnimedia Class A	268,078	708
*,^ Education Management Corp.		190,783	700
*	Charles & Colvard Ltd.	179,486	698
*	Crown Media Holdings Inc. Class A	335,758	688
	Einstein Noah Restaurant Group Inc.	45,320	672
*,^ Coldwater Creek Inc.		211,173	667
	Escalade Inc.	105,152	649
*	Monarch Casino & Resort Inc.	66,625	648
	Shiloh Industries Inc.	59,757	644
	Gaming Partners International Corp.	74,066	638
*	Furniture Brands International Inc.	625,468	625
*	Full House Resorts Inc.	222,501	623
*	Valuevision Media Inc. Class A	180,037	623
*	LifeLock Inc.	63,031	607
*	Tower International Inc.	42,997	602
*	Insignia Systems Inc.	291,212	597
*	Restoration Hardware Holdings Inc.	16,800	588
	Frisch's Restaurants Inc.	32,363	581
*	Geeknet Inc.	39,271	580
*	Emmis Communications Corp. Class A	323,835	538
	Dover Downs Gaming & Entertainment Inc.	247,196	514
*	Navarre Corp.	226,128	513
*	ReachLocal Inc.	34,250	512
	Dover Motorsports Inc.	244,223	488
*	Vitacost.com Inc.	66,827	483
*,^ Cache Inc.		112,504	475
*	Premier Exhibitions Inc.	178,455	475
*	Kona Grill Inc.	49,167	449
*	Learning Tree International Inc.	119,875	444
*	Johnson Outdoors Inc. Class A	17,506	417
*	Emerson Radio Corp.	246,030	406
*	Gordmans Stores Inc.	34,357	402
*	Forward Industries Inc.	190,865	391
*	Skullcandy Inc.	71,227	376
*	Century Casinos Inc.	130,616	374
*	Lakes Entertainment Inc.	128,112	372
*,^ Motorcar Parts of America Inc.		56,445	346
*	Perfumania Holdings Inc.	59,718	344
*	Harris Interactive Inc.	204,712	344
*	Stanley Furniture Co. Inc.	76,192	338
*	Reading International Inc. Class A	55,497	311
*	Summer Infant Inc.	115,095	302
*	Hollywood Media Corp.	237,174	296
*	Books-A-Million Inc.	101,558	288
*	ALCO Stores Inc.	37,332	280
*	Skyline Corp.	45,714	273
*	Del Frisco's Restaurant Group Inc.	15,716	261
*	UQM Technologies Inc.	302,115	224
	Superior Uniform Group Inc.	18,311	219
*	Spanish Broadcasting System Inc.	73,134	188

*	Cobra Electronics Corp.	50,521	178
*	American Apparel Inc.	63,104	137
*	Cambium Learning Group Inc.	117,787	121
*	Lee Enterprises Inc.	87,498	111
*	CafePress Inc.	18,473	111
*	Comstock Holding Cos. Inc. Class A	57,719	102
*	Cosi Inc.	126,640	87
*	NTN Buzztime Inc.	287,989	78
*,^ Orchard Supply Hardware Stores Corp. Class A		19,034	75
*	Kid Brands Inc.	43,645	68
*	SPAR Group Inc.	33,227	63
*	Lakeland Industries Inc.	17,187	61
*	dELiA*s Inc.	51,879	51
*	Radio One Inc.	29,133	49
*	Bluefly Inc.	46,269	37
*	Sport Chalet Inc. Class A	27,740	36
*	US Auto Parts Network Inc.	29,615	36
*	Entertainment Gaming Asia Inc.	17,721	34
*	Nevada Gold & Casinos Inc.	30,913	33
*	Appliance Recycling Centers of America Inc.	24,098	33
*	Wells-Gardner Electronics Corp.	12,585	26
*	Hallwood Group Inc.	1,737	15
*	Meade Instruments Corp.	4,548	9
	Hastings Entertainment Inc.	303	1
*	Digital Cinema Destinations Corp.	100	1
			4,226,287
Consumer Staples (3.3%)
	Bunge Ltd.	1,253,308	92,532
	Church & Dwight Co. Inc.	1,176,727	76,052
*,^ Green Mountain Coffee Roasters Inc.		1,059,464	60,135
	Energizer Holdings Inc.	531,447	53,001
	Ingredion Inc.	663,522	47,986
	Hillshire Brands Co.	1,050,351	36,920
^	Herbalife Ltd.	884,051	33,108
	Flowers Foods Inc.	984,873	32,442
*	Smithfield Foods Inc.	1,071,910	28,384
*,^ Hain Celestial Group Inc.		397,878	24,302
*	United Natural Foods Inc.	420,057	20,667
*	TreeHouse Foods Inc.	308,495	20,098
	Nu Skin Enterprises Inc. Class A	453,638	20,051
	Casey's General Stores Inc.	329,098	19,186
*	Darling International Inc.	1,008,703	18,116
	Harris Teeter Supermarkets Inc.	423,327	18,080
*	Fresh Market Inc.	351,734	15,044
	B&G Foods Inc.	454,663	13,863
	Lancaster Colony Corp.	167,313	12,883
	PriceSmart Inc.	159,455	12,410
*	Post Holdings Inc.	282,613	12,133
*	Rite Aid Corp.	6,160,508	11,705
*	Boston Beer Co. Inc. Class A	72,537	11,580
*	Prestige Brands Holdings Inc.	438,477	11,265
	Universal Corp.	200,602	11,242
	Spectrum Brands Holdings Inc.	196,874	11,141
	Snyders-Lance Inc.	415,646	10,499
	J&J Snack Foods Corp.	127,985	9,841
	Sanderson Farms Inc.	172,833	9,440
	Fresh Del Monte Produce Inc.	330,536	8,918

*	Elizabeth Arden Inc.	220,577	8,878
^	SUPERVALU Inc.	1,714,387	8,641
	Vector Group Ltd.	504,591	8,134
	Andersons Inc.	149,540	8,003
*	Susser Holdings Corp.	155,131	7,929
	Seaboard Corp.	2,699	7,557
	WD-40 Co.	127,886	7,004
*	Pilgrim's Pride Corp.	630,294	5,792
^	Tootsie Roll Industries Inc.	182,372	5,455
	Cal-Maine Foods Inc.	119,889	5,103
*	Boulder Brands Inc.	515,086	4,625
	Weis Markets Inc.	98,091	3,992
*	Pinnacle Foods Inc.	178,167	3,957
	Spartan Stores Inc.	224,082	3,933
*	Annie's Inc.	102,404	3,918
*	Central Garden and Pet Co. Class A	429,448	3,530
	Inter Parfums Inc.	137,456	3,358
*,^ Diamond Foods Inc.		198,267	3,343
	Calavo Growers Inc.	115,881	3,335
*	Medifast Inc.	144,876	3,321
*	Dole Food Co. Inc.	273,735	2,984
*	Alliance One International Inc.	743,750	2,893
*	Chiquita Brands International Inc.	369,777	2,869
*	Revlon Inc. Class A	128,262	2,868
*,^ USANA Health Sciences Inc.		54,331	2,626
	Ingles Markets Inc. Class A	113,195	2,431
*	Pantry Inc.	187,449	2,338
	Coca-Cola Bottling Co. Consolidated	37,439	2,258
*,^ WhiteWave Foods Co.		124,900	2,132
	Nash Finch Co.	105,107	2,058
*	Seneca Foods Corp. Class A	61,100	2,018
	National Beverage Corp.	142,272	1,999
*	Star Scientific Inc.	1,114,731	1,850
	John B Sanfilippo & Son Inc.	87,866	1,756
	Alico Inc.	36,449	1,686
	Village Super Market Inc. Class A	47,108	1,587
^	Roundy's Inc.	241,510	1,587
	Nutraceutical International Corp.	87,060	1,511
	Oil-Dri Corp. of America	52,194	1,421
*	Omega Protein Corp.	126,528	1,360
	Rocky Mountain Chocolate Factory Inc.	109,605	1,348
*,^ Lifevantage Corp.		570,154	1,340
*	Natural Grocers by Vitamin Cottage Inc.	55,758	1,257
	Lifeway Foods Inc.	86,865	1,207
	Limoneira Co.	61,835	1,195
*	Farmer Bros Co.	80,719	1,187
	Female Health Co.	151,945	1,100
	United-Guardian Inc.	56,614	1,098
	Orchids Paper Products Co.	37,259	869
*	Chefs' Warehouse Inc.	46,020	850
*	Harbinger Group Inc.	101,188	836
	Arden Group Inc.	8,037	812
	Nature's Sunshine Products Inc.	49,551	755
	MGP Ingredients Inc.	153,372	672
*	Inventure Foods Inc.	69,141	538
*	Natural Alternatives International Inc.	104,867	509
*,^ S&W Seed Co.		45,314	476

*	Synutra International Inc.	100,515	472
*	Overhill Farms Inc.	118,661	469
*	Craft Brew Alliance Inc.	54,007	402
*	Crumbs Bake Shop Inc.	97,703	279
*	Pizza Inn Holdings Inc.	48,176	213
*,^ Central European Distribution Corp.		591,580	198
*	IGI Laboratories Inc.	88,519	151
*	Primo Water Corp.	58,242	64
*,^ Reed's Inc.		14,906	61
	Reliv International Inc.	44,259	60
*	Mannatech Inc.	7,432	48
*	Crystal Rock Holdings Inc.	42,584	43
			933,573
Energy (6.1%)
	HollyFrontier Corp.	1,747,814	89,925
*	Concho Resources Inc.	898,098	87,502
	Oceaneering International Inc.	928,662	61,672
	Cimarex Energy Co.	742,026	55,978
	Core Laboratories NV	396,693	54,712
*	Cheniere Energy Inc.	1,917,851	53,700
*	Plains Exploration & Production Co.	1,102,860	52,353
*	Whiting Petroleum Corp.	1,005,468	51,118
*	Continental Resources Inc.	492,518	42,815
*	Cobalt International Energy Inc.	1,514,677	42,714
*	Dresser-Rand Group Inc.	651,175	40,151
*	Oil States International Inc.	471,184	38,434
*	Superior Energy Services Inc.	1,369,390	35,563
	SM Energy Co.	568,500	33,667
	Energen Corp.	619,569	32,224
	Patterson-UTI Energy Inc.	1,252,976	29,871
*	Dril-Quip Inc.	311,232	27,130
*	Gulfport Energy Corp.	582,834	26,711
*	Ultra Petroleum Corp.	1,313,243	26,396
*	Atwood Oceanics Inc.	490,418	25,767
	World Fuel Services Corp.	619,161	24,593
*	Oasis Petroleum Inc.	609,365	23,199
*	McDermott International Inc.	2,025,178	22,257
*	Rosetta Resources Inc.	451,987	21,506
	Tidewater Inc.	423,400	21,382
*	Kodiak Oil & Gas Corp.	2,257,725	20,523
	Bristow Group Inc.	309,655	20,419
*	Helix Energy Solutions Group Inc.	845,595	19,347
	Lufkin Industries Inc.	289,510	19,221
*	SemGroup Corp. Class A	359,971	18,618
	Energy XXI Bermuda Ltd.	680,990	18,537
	Berry Petroleum Co. Class A	386,957	17,912
	Western Refining Inc.	493,726	17,483
*	Unit Corp.	375,735	17,115
	Targa Resources Corp.	248,140	16,864
*,^ SandRidge Energy Inc.		2,996,968	15,794
*	Alpha Natural Resources Inc.	1,895,280	15,560
	CARBO Ceramics Inc.	168,938	15,385
*	Exterran Holdings Inc.	557,278	15,047
*	McMoRan Exploration Co.	868,279	14,196
*	PDC Energy Inc.	261,860	12,980
*	Hornbeck Offshore Services Inc.	275,788	12,813
	Delek US Holdings Inc.	305,619	12,060

	SEACOR Holdings Inc.	162,310	11,959
*	Geospace Technologies Corp.	110,552	11,931
*	Key Energy Services Inc.	1,307,698	10,566
*	Hercules Offshore Inc.	1,372,973	10,187
	Arch Coal Inc.	1,836,340	9,971
*	Cloud Peak Energy Inc.	522,434	9,811
*	Stone Energy Corp.	423,069	9,202
	EXCO Resources Inc.	1,256,969	8,962
*	C&J Energy Services Inc.	383,631	8,785
^	RPC Inc.	570,253	8,651
*	Bill Barrett Corp.	417,149	8,456
	Gulfmark Offshore Inc.	211,997	8,259
*	Carrizo Oil & Gas Inc.	316,140	8,147
*	EPL Oil & Gas Inc.	301,203	8,075
*	Bonanza Creek Energy Inc.	201,382	7,787
	PBF Energy Inc.	202,356	7,522
*,^ Clean Energy Fuels Corp.		567,958	7,383
*	Northern Oil and Gas Inc.	511,202	7,351
*	Halcon Resources Corp.	920,650	7,172
*	Approach Resources Inc.	288,268	7,094
*	ION Geophysical Corp.	1,039,658	7,080
*	Newpark Resources Inc.	752,070	6,979
*	TETRA Technologies Inc.	676,769	6,944
	Crosstex Energy Inc.	356,683	6,870
	CVR Energy Inc.	127,825	6,598
*	Comstock Resources Inc.	388,967	6,321
*	Rex Energy Corp.	354,167	5,837
*	Magnum Hunter Resources Corp.	1,408,152	5,647
*	Swift Energy Co.	371,696	5,505
*	Forest Oil Corp.	1,025,167	5,392
*,^ Heckmann Corp.		1,185,161	5,084
*	Forum Energy Technologies Inc.	160,256	4,609
	Rentech Inc.	1,917,763	4,507
	Contango Oil & Gas Co.	110,563	4,432
*	Pioneer Energy Services Corp.	536,286	4,424
*	Parker Drilling Co.	1,022,272	4,375
	W&T Offshore Inc.	302,080	4,290
*	Matrix Service Co.	279,854	4,170
*	Willbros Group Inc.	400,904	3,937
*	Vaalco Energy Inc.	489,915	3,718
*	Goodrich Petroleum Corp.	229,164	3,586
*	Era Group Inc.	168,484	3,538
*	Diamondback Energy Inc.	131,071	3,518
*	Resolute Energy Corp.	305,503	3,516
*,^ Basic Energy Services Inc.		245,814	3,360
*	Tesco Corp.	242,682	3,250
*	Triangle Petroleum Corp.	458,940	3,029
	Gulf Island Fabrication Inc.	140,058	2,950
*	Vantage Drilling Co.	1,581,031	2,767
*	Laredo Petroleum Holdings Inc.	150,465	2,752
*,^ BPZ Resources Inc.		1,166,613	2,648
*,^ Quicksilver Resources Inc.		1,146,565	2,580
*	Abraxas Petroleum Corp.	1,063,608	2,457
*	PHI Inc.	75,566	2,428
*	Clayton Williams Energy Inc.	54,523	2,384
*	Green Plains Renewable Energy Inc.	206,875	2,367
*	Matador Resources Co.	258,400	2,289

	Alon USA Energy Inc.	120,045	2,287
*	Mitcham Industries Inc.	128,615	2,176
*	PetroQuest Energy Inc.	482,545	2,143
*	Dawson Geophysical Co.	68,833	2,065
*	Warren Resources Inc.	630,713	2,025
*,^ Solazyme Inc.		245,984	1,921
*	Sanchez Energy Corp.	92,089	1,834
*,^ Hyperdynamics Corp.		2,732,567	1,664
	Bolt Technology Corp.	93,804	1,638
*	Evolution Petroleum Corp.	158,134	1,605
*	Natural Gas Services Group Inc.	82,983	1,598
	Penn Virginia Corp.	390,691	1,578
*	Cal Dive International Inc.	862,597	1,553
*,^ Miller Energy Resources Inc.		401,903	1,491
*	Synergy Resources Corp.	213,524	1,465
*	Midstates Petroleum Co. Inc.	162,121	1,386
*	FX Energy Inc.	409,375	1,376
*,^ Uranium Energy Corp.		618,183	1,360
*,^ Endeavour International Corp.		451,004	1,330
*	Harvest Natural Resources Inc.	364,798	1,280
	Panhandle Oil and Gas Inc. Class A	44,536	1,276
*,^ ZaZa Energy Corp.		702,076	1,271
*	Westmoreland Coal Co.	108,592	1,234
*	Callon Petroleum Co.	323,373	1,196
*	Emerald Oil Inc.	154,547	1,088
*	REX American Resources Corp.	47,954	1,061
*	RigNet Inc.	39,935	996
*,^ James River Coal Co.		555,543	972
	Adams Resources & Energy Inc.	16,653	849
	TGC Industries Inc.	84,598	838
*,^ USEC Inc.		2,224,598	823
*	Verenium Corp.	309,093	797
*,^ Amyris Inc.		241,401	744
*	Double Eagle Petroleum Co.	116,717	626
*	PHI Inc.	16,785	574
*	Isramco Inc.	5,753	570
*,^ Royale Energy Inc.		264,947	551
*,^ Gevo Inc.		220,988	495
*	Crimson Exploration Inc.	164,025	469
*,^ Uranium Resources Inc.		176,793	458
*	Forbes Energy Services Ltd.	123,216	453
	Hallador Energy Co.	63,827	440
*,^ KiOR Inc.		89,657	417
*	Global Geophysical Services Inc.	170,098	417
*	US Energy Corp. Wyoming	228,978	380
*	Magellan Petroleum Corp.	330,649	354
*	Tengasco Inc.	539,306	351
*	Gastar Exploration Ltd.	198,252	349
*	CAMAC Energy Inc.	527,891	329
*	Syntroleum Corp.	798,486	315
*,^ Lucas Energy Inc.		210,907	281
*	Pyramid Oil Co.	56,343	234
*,^ BioFuel Energy Corp.		41,282	211
*,^ Zion Oil & Gas Inc.		163,150	201
*,^ GreenHunter Energy Inc.		127,617	197
*	Barnwell Industries Inc.	46,909	148
*	FieldPoint Petroleum Corp.	35,776	143

*	Saratoga Resources Inc.	53,421	142
*,^ Uranerz Energy Corp.		81,700	104
*	PrimeEnergy Corp.	2,726	80
*	Recovery Energy Inc.	44,772	77
*,^ Cubic Energy Inc.		270,766	76
*	PostRock Energy Corp.	41,993	74
*,^ GMX Resources Inc.		28,991	63
*	Renewable Energy Group Inc.	3,900	30
*	Ceres Inc.	8,452	29
*	FieldPoint Petroleum Corp. Warrants Exp 03/23/2017	33,558	29
*	GeoPetro Resources Co.	31,100	2
			1,711,212
Financials (23.0%)
	General Growth Properties Inc.	3,869,674	76,929
	Macerich Co.	1,179,531	75,938
	Realty Income Corp.	1,663,988	75,462
*	CIT Group Inc.	1,715,034	74,570
	Digital Realty Trust Inc.	1,074,541	71,898
*	Affiliated Managers Group Inc.	451,535	69,342
	SL Green Realty Corp.	783,743	67,488
	Rayonier Inc.	1,070,528	63,878
	Federal Realty Investment Trust	557,565	60,239
*	Alleghany Corp.	144,337	57,146
	Everest Re Group Ltd.	438,742	56,975
	New York Community Bancorp Inc.	3,781,161	54,260
	UDR Inc.	2,139,631	51,758
	Camden Property Trust	725,463	49,825
	Essex Property Trust Inc.	325,535	49,019
	Duke Realty Corp.	2,759,983	46,865
	Fidelity National Financial Inc. Class A	1,845,064	46,551
	Raymond James Financial Inc.	970,042	44,719
	Arthur J Gallagher & Co.	1,079,880	44,610
	Senior Housing Properties Trust	1,613,946	43,302
	Taubman Centers Inc.	543,906	42,240
	WR Berkley Corp.	946,120	41,979
	Eaton Vance Corp.	998,628	41,773
	Regency Centers Corp.	774,112	40,958
	TD Ameritrade Holding Corp.	1,980,317	40,834
	Liberty Property Trust	1,026,800	40,815
	American Campus Communities Inc.	898,780	40,751
*	Markel Corp.	77,320	38,931
	Alexandria Real Estate Equities Inc.	547,359	38,852
	Ares Capital Corp.	2,132,201	38,593
*	American Capital Ltd.	2,613,753	38,148
	Reinsurance Group of America Inc. Class A	634,871	37,883
*	Ocwen Financial Corp.	996,936	37,804
	Jones Lang LaSalle Inc.	378,364	37,613
	Lazard Ltd. Class A	1,079,036	36,828
	DDR Corp.	2,110,405	36,763
	HCC Insurance Holdings Inc.	863,825	36,307
	National Retail Properties Inc.	994,434	35,969
*	MSCI Inc. Class A	1,030,548	34,967
	RenaissanceRe Holdings Ltd.	379,807	34,938
	Extra Space Storage Inc.	883,237	34,685
	Assured Guaranty Ltd.	1,666,392	34,344
	BioMed Realty Trust Inc.	1,581,207	34,154
	Corrections Corp. of America	860,897	33,635

Kilroy Realty Corp.	641,376	33,608
SEI Investments Co.	1,156,295	33,359
WP Carey Inc.	490,086	33,032
Cullen/Frost Bankers Inc.	528,220	33,030
CBL & Associates Properties Inc.	1,385,161	32,690
Validus Holdings Ltd.	869,368	32,488
Brown & Brown Inc.	1,013,584	32,475
Hospitality Properties Trust	1,180,415	32,391
Two Harbors Investment Corp.	2,565,774	32,354
Starwood Property Trust Inc.	1,161,676	32,248
Waddell & Reed Financial Inc. Class A	735,056	32,181
BRE Properties Inc.	660,730	32,164
* Signature Bank	394,920	31,104
East West Bancorp Inc.	1,203,243	30,887
American Financial Group Inc.	643,035	30,467
Weingarten Realty Investors	959,977	30,287
Omega Healthcare Investors Inc.	969,695	29,440
Tanger Factory Outlet Centers	807,742	29,224
MFA Financial Inc.	3,055,712	28,479
Piedmont Office Realty Trust Inc. Class A	1,436,529	28,142
Home Properties Inc.	442,540	28,066
Allied World Assurance Co. Holdings AG	302,673	28,064
Douglas Emmett Inc.	1,125,078	28,048
Chimera Investment Corp.	8,769,168	27,974
CBOE Holdings Inc.	749,455	27,685
Highwoods Properties Inc.	691,709	27,371
* SVB Financial Group	383,711	27,220
Commerce Bancshares Inc.	659,060	26,909
White Mountains Insurance Group Ltd.	47,121	26,723
First Niagara Financial Group Inc.	3,014,885	26,712
Old Republic International Corp.	2,072,139	26,337
Equity Lifestyle Properties Inc.	335,346	25,755
Mid-America Apartment Communities Inc.	363,329	25,092
ProAssurance Corp.	529,204	25,047
* Popular Inc.	885,040	24,436
Invesco Mortgage Capital Inc.	1,126,508	24,096
Protective Life Corp.	670,394	24,000
City National Corp.	407,051	23,979
First American Financial Corp.	923,512	23,614
RLJ Lodging Trust	1,030,216	23,448
Hatteras Financial Corp.	848,564	23,276
Aspen Insurance Holdings Ltd.	600,765	23,178
Alterra Capital Holdings Ltd.	734,176	23,127
Geo Group Inc.	612,629	23,047
CommonWealth REIT	1,014,399	22,763
First Republic Bank	585,089	22,596
Hancock Holding Co.	729,119	22,544
Post Properties Inc.	468,545	22,068
Associated Banc-Corp	1,442,709	21,915
CNO Financial Group Inc.	1,897,655	21,728
Healthcare Realty Trust Inc.	762,947	21,660
* Forest City Enterprises Inc. Class A	1,211,459	21,528
TCF Financial Corp.	1,399,744	20,940
EPR Properties	402,068	20,928
ARMOUR Residential REIT Inc.	3,201,388	20,905
LaSalle Hotel Properties	819,667	20,803
Ryman Hospitality Properties	452,728	20,712

Mack-Cali Realty Corp.	717,171	20,518
Medical Properties Trust Inc.	1,271,396	20,393
* Howard Hughes Corp.	241,318	20,225
Fulton Financial Corp.	1,703,229	19,928
Susquehanna Bancshares Inc.	1,602,931	19,924
Bank of Hawaii Corp.	385,495	19,587
Corporate Office Properties Trust	732,844	19,552
^ Federated Investors Inc. Class B	807,052	19,103
Hanover Insurance Group Inc.	383,137	19,034
* Realogy Holdings Corp.	387,859	18,943
Synovus Financial Corp.	6,761,110	18,728
* Portfolio Recovery Associates Inc.	145,045	18,409
Prospect Capital Corp.	1,685,249	18,386
^ Lexington Realty Trust	1,541,973	18,195
Brandywine Realty Trust	1,223,096	18,163
Prosperity Bancshares Inc.	381,754	18,091
Endurance Specialty Holdings Ltd.	371,872	17,779
DCT Industrial Trust Inc.	2,401,760	17,773
CYS Investments Inc.	1,500,544	17,616
Valley National Bancorp	1,710,600	17,517
* Stifel Financial Corp.	499,185	17,307
CapitalSource Inc.	1,798,643	17,303
* St. Joe Co.	792,491	16,840
Sovran Self Storage Inc.	259,555	16,739
* Sunstone Hotel Investors Inc.	1,358,655	16,725
Webster Financial Corp.	688,555	16,704
Erie Indemnity Co. Class A	220,369	16,644
CubeSmart	1,041,200	16,451
StanCorp Financial Group Inc.	382,676	16,363
Redwood Trust Inc.	698,976	16,202
Colonial Properties Trust	716,495	16,200
Potlatch Corp.	347,808	15,950
Washington REIT	569,817	15,864
Washington Federal Inc.	903,379	15,809
Platinum Underwriters Holdings Ltd.	282,962	15,792
DiamondRock Hospitality Co.	1,676,282	15,606
FirstMerit Corp.	941,752	15,567
Radian Group Inc.	1,444,882	15,475
NorthStar Realty Finance Corp.	1,630,092	15,453
Janus Capital Group Inc.	1,634,658	15,366
Kemper Corp.	468,899	15,291
EastGroup Properties Inc.	257,019	14,959
FNB Corp.	1,205,404	14,585
Apollo Investment Corp.	1,742,277	14,565
Capitol Federal Financial Inc.	1,201,655	14,504
Trustmark Corp.	575,987	14,405
BOK Financial Corp.	229,724	14,312
First Industrial Realty Trust Inc.	833,893	14,285
Glimcher Realty Trust	1,229,452	14,262
* Texas Capital Bancshares Inc.	350,949	14,196
DuPont Fabros Technology Inc.	567,948	13,784
National Health Investors Inc.	209,283	13,698
UMB Financial Corp.	278,525	13,667
Pebblebrook Hotel Trust	526,154	13,570
Sun Communities Inc.	274,295	13,531
* First Cash Financial Services Inc.	230,585	13,452
* Alexander & Baldwin Inc.	370,851	13,258

	PennyMac Mortgage Investment Trust	505,600	13,090
	Financial Engines Inc.	360,457	13,056
	Primerica Inc.	397,862	13,042
	Cash America International Inc.	247,465	12,985
	Umpqua Holdings Corp.	968,466	12,842
	Equity One Inc.	534,365	12,809
	Cathay General Bancorp	633,487	12,746
	Iberiabank Corp.	254,722	12,741
*	Strategic Hotels & Resorts Inc.	1,522,671	12,714
	Acadia Realty Trust	457,824	12,714
	First Financial Bankshares Inc.	258,425	12,559
*,^ MBIA Inc.		1,214,479	12,473
	Montpelier Re Holdings Ltd.	478,768	12,472
	American Capital Mortgage Investment Corp.	480,233	12,414
	PS Business Parks Inc.	155,432	12,267
*	MGIC Investment Corp.	2,469,217	12,223
	Government Properties Income Trust	469,139	12,071
	MarketAxess Holdings Inc.	322,686	12,036
	Colony Financial Inc.	541,517	12,022
	Old National Bancorp	868,916	11,948
	Mercury General Corp.	313,452	11,889
	Glacier Bancorp Inc.	621,576	11,798
	Wintrust Financial Corp.	317,652	11,766
	Greenhill & Co. Inc.	219,865	11,736
	BancorpSouth Inc.	718,385	11,710
	MB Financial Inc.	473,717	11,450
	Selective Insurance Group Inc.	476,492	11,441
	Bank of the Ozarks Inc.	255,459	11,330
*	Walter Investment Management Corp.	297,696	11,089
	National Penn Bancshares Inc.	1,029,717	11,008
	Capstead Mortgage Corp.	848,380	10,876
*	PHH Corp.	490,663	10,775
	BankUnited Inc.	420,165	10,765
	LTC Properties Inc.	263,610	10,737
	Westamerica Bancorporation	236,448	10,718
	Home Loan Servicing Solutions Ltd.	459,255	10,714
	United Bankshares Inc.	395,459	10,523
	RLI Corp.	146,430	10,521
	Evercore Partners Inc. Class A	250,586	10,424
	LPL Financial Holdings Inc.	319,340	10,296
	Education Realty Trust Inc.	976,773	10,285
	Northwest Bancshares Inc.	804,543	10,210
	Community Bank System Inc.	342,140	10,138
*	Credit Acceptance Corp.	82,464	10,072
	Fifth Street Finance Corp.	909,959	10,028
	International Bancshares Corp.	471,107	9,799
	PrivateBancorp Inc.	511,843	9,679
	Chesapeake Lodging Trust	417,127	9,569
*	Virtus Investment Partners Inc.	50,255	9,362
	American Assets Trust Inc.	291,407	9,328
	Sabra Health Care REIT Inc.	320,259	9,291
	Franklin Street Properties Corp.	623,749	9,119
*	World Acceptance Corp.	104,802	8,999
	Symetra Financial Corp.	670,379	8,990
	Argo Group International Holdings Ltd.	217,014	8,980
*	Enstar Group Ltd.	72,051	8,955
	First Citizens BancShares Inc. Class A	48,719	8,901

*	Knight Capital Group Inc. Class A	2,386,558	8,878
	Pennsylvania REIT	455,231	8,827
	BBCN Bancorp Inc.	675,527	8,822
*	Western Alliance Bancorp	635,568	8,796
*	Ezcorp Inc. Class A	412,243	8,781
	Hersha Hospitality Trust Class A	1,494,408	8,727
	First Midwest Bancorp Inc.	647,630	8,601
*	Altisource Portfolio Solutions SA	123,271	8,598
	CVB Financial Corp.	761,859	8,586
	CreXus Investment Corp.	653,200	8,505
	Cousins Properties Inc.	784,070	8,382
	Main Street Capital Corp.	260,148	8,348
	PacWest Bancorp	278,538	8,108
	American Equity Investment Life Holding Co.	543,596	8,094
	First Financial Bancorp	504,007	8,089
	Amtrust Financial Services Inc.	231,704	8,029
	Ramco-Gershenson Properties Trust	476,453	8,004
	Associated Estates Realty Corp.	427,808	7,974
	Investors Real Estate Trust	801,155	7,907
*	Citizens Republic Bancorp Inc.	350,556	7,905
	Hudson Pacific Properties Inc.	363,189	7,899
	Anworth Mortgage Asset Corp.	1,224,400	7,750
*	National Financial Partners Corp.	345,176	7,742
	Park National Corp.	110,383	7,704
	Investors Bancorp Inc.	406,316	7,631
	NBT Bancorp Inc.	344,047	7,621
	STAG Industrial Inc.	358,201	7,619
	CNA Financial Corp.	232,911	7,614
	Nelnet Inc. Class A	225,173	7,611
	Columbia Banking System Inc.	343,451	7,549
*	TFS Financial Corp.	695,695	7,534
	Home BancShares Inc.	198,559	7,480
	SCBT Financial Corp.	144,861	7,301
	Campus Crest Communities Inc.	519,730	7,224
	Provident Financial Services Inc.	468,508	7,154
	Horace Mann Educators Corp.	340,853	7,107
	Astoria Financial Corp.	706,741	6,968
*	iStar Financial Inc.	638,618	6,955
	Inland Real Estate Corp.	672,455	6,785
	Boston Private Financial Holdings Inc.	683,397	6,752
	Ashford Hospitality Trust Inc.	537,208	6,640
	First Commonwealth Financial Corp.	887,439	6,620
^	Triangle Capital Corp.	236,498	6,620
*	Pinnacle Financial Partners Inc.	282,326	6,595
*	Forestar Group Inc.	300,307	6,565
	First Potomac Realty Trust	442,597	6,564
*,^ Zillow Inc. Class A		119,468	6,531
	PennantPark Investment Corp.	574,141	6,482
	Independent Bank Corp.	196,593	6,407
	Coresite Realty Corp.	182,809	6,395
	Parkway Properties Inc.	344,550	6,391
	Universal Health Realty Income Trust	110,058	6,351
	Kennedy-Wilson Holdings Inc.	404,913	6,280
	Chemical Financial Corp.	237,755	6,272
	Tower Group International Ltd.	338,984	6,254
	Employers Holdings Inc.	266,157	6,241
*	Greenlight Capital Re Ltd. Class A	254,122	6,213

ViewPoint Financial Group Inc.	308,478	6,204
* DFC Global Corp.	370,488	6,165
^ Oriental Financial Group Inc.	394,531	6,119
Retail Opportunity Investments Corp.	432,868	6,065
* WisdomTree Investments Inc.	575,480	5,985
Alexander's Inc.	18,068	5,957
Hercules Technology Growth Capital Inc.	484,994	5,941
Apollo Residential Mortgage Inc.	266,254	5,935
City Holding Co.	149,035	5,930
AG Mortgage Investment Trust Inc.	230,700	5,876
Summit Hotel Properties Inc.	561,024	5,874
* FelCor Lodging Trust Inc.	979,404	5,827
WesBanco Inc.	240,057	5,749
Resource Capital Corp.	863,500	5,708
Infinity Property & Casualty Corp.	101,067	5,680
AMERISAFE Inc.	159,768	5,678
Cohen & Steers Inc.	156,617	5,649
* Encore Capital Group Inc.	185,896	5,595
Brookline Bancorp Inc.	604,495	5,525
Berkshire Hills Bancorp Inc.	215,965	5,516
Sterling Financial Corp.	253,562	5,500
Healthcare Trust of America Inc. Class A	467,655	5,495
* Nationstar Mortgage Holdings Inc.	148,813	5,491
American National Insurance Co.	62,354	5,417
Safety Insurance Group Inc.	110,165	5,415
* Navigators Group Inc.	91,227	5,360
HFF Inc. Class A	266,872	5,319
* Hanmi Financial Corp.	331,875	5,310
Interactive Brokers Group Inc.	353,656	5,273
Saul Centers Inc.	120,023	5,250
Oritani Financial Corp.	336,254	5,209
Getty Realty Corp.	256,774	5,189
Excel Trust Inc.	377,900	5,158
Maiden Holdings Ltd.	483,932	5,125
BlackRock Kelso Capital Corp.	507,250	5,073
Spirit Realty Capital Inc.	262,765	4,993
* Bancorp Inc.	359,590	4,980
Urstadt Biddle Properties Inc. Class A	226,967	4,939
United Fire Group Inc.	190,309	4,847
Renasant Corp.	216,376	4,843
* Piper Jaffray Cos.	140,930	4,834
S&T Bancorp Inc.	259,297	4,807
FBL Financial Group Inc. Class A	123,583	4,802
Flushing Financial Corp.	280,236	4,747
* Wilshire Bancorp Inc.	693,312	4,701
West Coast Bancorp	189,641	4,605
* Eagle Bancorp Inc.	209,862	4,594
Community Trust Bancorp Inc.	134,744	4,585
TrustCo Bank Corp. NY	812,086	4,531
State Bank Financial Corp.	274,986	4,502
* Hilltop Holdings Inc.	331,950	4,478
* ICG Group Inc.	358,681	4,476
Duff & Phelps Corp. Class A	283,751	4,401
* PICO Holdings Inc.	196,087	4,353
Cardinal Financial Corp.	235,447	4,280
^ Silver Bay Realty Trust Corp.	205,030	4,244
Apollo Commercial Real Estate Finance Inc.	228,129	4,013

	Stewart Information Services Corp.	156,193	3,978
*	Ameris Bancorp	277,051	3,976
	National Interstate Corp.	129,094	3,870
	Dime Community Bancshares Inc.	268,172	3,851
	Simmons First National Corp. Class A	151,795	3,843
	Agree Realty Corp.	125,828	3,787
*	Virginia Commerce Bancorp Inc.	269,456	3,786
*	Investment Technology Group Inc.	342,910	3,786
*	United Community Banks Inc.	333,156	3,778
	Tompkins Financial Corp.	89,260	3,774
	Monmouth Real Estate Investment Corp. Class A	335,403	3,740
	Banner Corp.	116,447	3,707
	Sandy Spring Bancorp Inc.	183,695	3,692
	BGC Partners Inc. Class A	885,417	3,683
	Lakeland Financial Corp.	137,145	3,660
	Retail Properties of America Inc.	244,348	3,616
*	Central Pacific Financial Corp.	229,667	3,606
	MCG Capital Corp.	753,415	3,601
*	Netspend Holdings Inc.	218,906	3,478
*	Tejon Ranch Co.	114,881	3,421
^	Southside Bancshares Inc.	162,672	3,418
	Winthrop Realty Trust	268,977	3,384
	National Western Life Insurance Co. Class A	19,084	3,359
	Golub Capital BDC Inc.	202,622	3,345
*	OmniAmerican Bancorp Inc.	132,010	3,337
*	Safeguard Scientifics Inc.	210,652	3,328
	Select Income REIT	125,216	3,312
*	BofI Holding Inc.	91,601	3,287
	TICC Capital Corp.	329,398	3,274
	FXCM Inc. Class A	236,391	3,234
	Western Asset Mortgage Capital Corp.	139,125	3,233
	Kite Realty Group Trust	473,988	3,195
*	eHealth Inc.	178,528	3,192
	Rouse Properties Inc.	174,788	3,164
	Washington Trust Bancorp Inc.	114,470	3,134
	Meadowbrook Insurance Group Inc.	443,290	3,125
	TowneBank	207,768	3,110
*,^ Green Dot Corp. Class A		183,504	3,066
	First Financial Corp.	97,100	3,058
*	Beneficial Mutual Bancorp Inc.	295,903	3,048
*	First BanCorp	482,598	3,007
*	Southwest Bancorp Inc.	239,207	3,004
*	Park Sterling Corp.	524,279	2,957
	Great Southern Bancorp Inc.	119,809	2,922
	RAIT Financial Trust	362,000	2,885
	Arlington Asset Investment Corp. Class A	111,139	2,869
*	Metro Bancorp Inc.	172,734	2,857
	First Merchants Corp.	182,188	2,818
*	Citizens Inc.	335,531	2,815
	CapLease Inc.	441,676	2,813
	Rockville Financial Inc.	215,963	2,799
*	NewStar Financial Inc.	210,883	2,790
	Union First Market Bankshares Corp.	142,490	2,787
	Univest Corp. of Pennsylvania	159,843	2,784
^	KCAP Financial Inc.	258,237	2,781
	Federal Agricultural Mortgage Corp.	89,877	2,767
*	Walker & Dunlop Inc.	153,641	2,761

	StellarOne Corp.	170,582	2,755
*	Taylor Capital Group Inc.	171,244	2,738
	Bancfirst Corp.	64,803	2,702
	WSFS Financial Corp.	55,383	2,694
*	Guaranty Bancorp	1,263,840	2,654
	Arrow Financial Corp.	106,673	2,628
	German American Bancorp Inc.	113,584	2,614
*	First California Financial Group Inc.	305,075	2,599
	MainSource Financial Group Inc.	184,100	2,585
	Gladstone Commercial Corp.	131,886	2,568
	First Connecticut Bancorp Inc.	171,528	2,527
	CyrusOne Inc.	110,380	2,521
	Provident New York Bancorp	274,888	2,493
*	Suffolk Bancorp	173,991	2,478
	Capital Southwest Corp.	21,523	2,475
	MVC Capital Inc.	191,391	2,456
	OneBeacon Insurance Group Ltd. Class A	181,046	2,448
	One Liberty Properties Inc.	111,959	2,432
*	Seacoast Banking Corp. of Florida	1,154,054	2,412
*	Phoenix Cos. Inc.	78,341	2,411
	SY Bancorp Inc.	106,793	2,403
	Cedar Realty Trust Inc.	392,630	2,399
	Heartland Financial USA Inc.	93,759	2,369
	EverBank Financial Corp.	153,056	2,357
	Republic Bancorp Inc. Class A	103,662	2,347
*	Preferred Bank	148,506	2,343
	New Mountain Finance Corp.	159,579	2,333
	1st United Bancorp Inc.	360,144	2,327
	Bank Mutual Corp.	420,519	2,325
*,^ Macatawa Bank Corp.		427,172	2,311
	OceanFirst Financial Corp.	160,164	2,310
*	MetroCorp Bancshares Inc.	224,297	2,263
*	Gramercy Capital Corp.	434,160	2,262
	GAMCO Investors Inc.	42,537	2,259
^	New York Mortgage Trust Inc.	298,900	2,254
*	Sun Bancorp Inc.	658,660	2,246
	Homeowners Choice Inc.	82,329	2,243
	Whitestone REIT	148,047	2,241
*	Kearny Financial Corp.	219,274	2,237
*	Heritage Commerce Corp.	332,144	2,235
	Financial Institutions Inc.	111,961	2,235
	First Busey Corp.	481,966	2,203
	State Auto Financial Corp.	126,367	2,201
*	Flagstar Bancorp Inc.	156,217	2,176
	West Bancorporation Inc.	195,869	2,174
	Fidus Investment Corp.	112,826	2,161
	Sterling Bancorp	210,955	2,143
	First Interstate Bancsystem Inc.	112,464	2,115
	Franklin Financial Corp.	115,532	2,108
	Calamos Asset Management Inc. Class A	178,901	2,106
	Baldwin & Lyons Inc.	87,247	2,076
*	Global Indemnity plc	88,824	2,061
	United Financial Bancorp Inc.	134,997	2,052
	National Bankshares Inc.	58,026	2,027
*	HomeStreet Inc.	90,657	2,025
*	Orrstown Financial Services Inc.	136,818	2,024
	Territorial Bancorp Inc.	84,747	2,015

Marlin Business Services Corp.	86,388	2,003
Westwood Holdings Group Inc.	44,825	1,992
Medallion Financial Corp.	150,464	1,989
Washington Banking Co.	142,544	1,987
* North Valley Bancorp	112,156	1,985
Camden National Corp.	59,982	1,984
* INTL. FCStone Inc.	113,227	1,971
Westfield Financial Inc.	251,314	1,955
First Financial Holdings Inc.	93,161	1,953
* Aviv REIT Inc.	80,669	1,941
First Bancorp	143,569	1,937
* Intervest Bancshares Corp. Class A	328,173	1,930
CoBiz Financial Inc.	238,807	1,930
Tree.com Inc.	104,174	1,926
* First Financial Northwest Inc.	246,443	1,925
Northfield Bancorp Inc.	169,403	1,924
Oppenheimer Holdings Inc. Class A	98,048	1,909
Consolidated-Tomoka Land Co.	47,795	1,876
Peoples Bancorp Inc.	83,600	1,872
* Heritage Oaks Bancorp	325,667	1,856
Terreno Realty Corp.	102,700	1,847
Mercantile Bank Corp.	109,930	1,837
* Ladenburg Thalmann Financial Services Inc.	1,089,922	1,809
Bryn Mawr Bank Corp.	77,002	1,793
* NewBridge Bancorp	304,334	1,793
* HomeTrust Bancshares Inc.	111,294	1,758
* Meridian Interstate Bancorp Inc.	93,477	1,753
1st Source Corp.	73,348	1,738
Lakeland Bancorp Inc.	176,416	1,738
Gladstone Capital Corp.	187,531	1,725
Chatham Lodging Trust	97,235	1,712
Thomas Properties Group Inc.	333,706	1,712
First Bancorp Inc.	95,020	1,711
Hudson Valley Holding Corp.	114,543	1,708
* Doral Financial Corp.	2,423,302	1,708
Diamond Hill Investment Group Inc.	21,882	1,703
Citizens & Northern Corp.	86,813	1,693
GFI Group Inc.	505,939	1,690
* Pacific Premier Bancorp Inc.	127,923	1,682
Crawford & Co. Class B	221,436	1,681
Northrim BanCorp Inc.	74,373	1,671
* Yadkin Valley Financial Corp.	410,544	1,646
EMC Insurance Group Inc.	61,953	1,631
* BSB Bancorp Inc.	117,718	1,626
* United Community Financial Corp.	410,766	1,594
* Capital City Bank Group Inc.	128,812	1,591
First Community Bancshares Inc.	99,726	1,581
Eastern Insurance Holdings Inc.	83,757	1,571
Roma Financial Corp.	97,299	1,563
American Realty Capital Properties Inc.	106,084	1,557
Heritage Financial Corp.	107,168	1,554
* Bridge Capital Holdings	101,348	1,545
CorEnergy Infrastructure Trust	225,389	1,537
Donegal Group Inc. Class B	63,194	1,500
Kansas City Life Insurance Co.	38,258	1,497
CNB Financial Corp.	87,171	1,486
Asta Funding Inc.	153,816	1,477

First of Long Island Corp.	49,511	1,468
* Hampton Roads Bankshares Inc.	1,116,198	1,462
Centerstate Banks Inc.	168,828	1,449
* Pacific Mercantile Bancorp	246,981	1,445
Century Bancorp Inc. Class A	42,568	1,444
* Cowen Group Inc. Class A	507,773	1,432
Merchants Bancshares Inc.	47,177	1,422
Peoples Federal Bancshares Inc.	74,076	1,415
American National Bankshares Inc.	65,352	1,409
* FBR & Co.	74,426	1,409
MicroFinancial Inc.	166,298	1,402
BankFinancial Corp.	172,974	1,399
* MBT Financial Corp.	354,588	1,383
Cape Bancorp Inc.	150,272	1,377
* Consumer Portfolio Services Inc.	117,078	1,371
Pzena Investment Management Inc. Class A	208,543	1,356
Trico Bancshares	78,377	1,340
* Waterstone Financial Inc.	158,662	1,312
Home Federal Bancorp Inc.	101,725	1,302
* American Safety Insurance Holdings Ltd.	52,143	1,302
Provident Financial Holdings Inc.	75,794	1,289
Manning & Napier Inc.	77,797	1,287
* SWS Group Inc.	212,343	1,285
Gladstone Investment Corp.	174,217	1,274
^ Pulaski Financial Corp.	119,535	1,264
UMH Properties Inc.	122,011	1,253
* Riverview Bancorp Inc.	473,465	1,250
JMP Group Inc.	179,490	1,240
* First South Bancorp Inc.	189,366	1,238
* Fidelity Southern Corp.	107,545	1,237
Clifton Savings Bancorp Inc.	99,139	1,235
Penns Woods Bancorp Inc.	30,020	1,230
Simplicity Bancorp Inc.	81,702	1,228
ESSA Bancorp Inc.	111,135	1,205
* Harris & Harris Group Inc.	334,378	1,204
Center Bancorp Inc.	96,047	1,194
* AmeriServ Financial Inc.	380,876	1,192
BNC Bancorp	117,647	1,179
Enterprise Financial Services Corp.	81,745	1,172
MutualFirst Financial Inc.	80,909	1,151
* BBX Capital Corp.	139,428	1,150
Arbor Realty Trust Inc.	144,800	1,135
* Unity Bancorp Inc.	174,680	1,123
Timberland Bancorp Inc.	135,976	1,115
Nicholas Financial Inc.	75,110	1,104
Meta Financial Group Inc.	41,575	1,103
* Farmers Capital Bank Corp.	58,359	1,097
Fox Chase Bancorp Inc.	64,911	1,096
ESB Financial Corp.	79,634	1,090
* ZipRealty Inc.	293,133	1,070
Artio Global Investors Inc. Class A	387,114	1,053
Federated National Holding Co.	137,066	1,043
* Republic First Bancorp Inc.	375,226	1,039
NGP Capital Resources Co.	146,067	1,039
Chicopee Bancorp Inc.	61,671	1,036
Bank of Commerce Holdings	188,449	948
Heritage Financial Group Inc.	63,161	915

*	PVF Capital Corp.	226,090	895
*	Altisource Residential Corp.	44,361	887
*	WSB Holdings Inc.	134,399	880
	New Hampshire Thrift Bancshares Inc.	67,166	880
	CFS Bancorp Inc.	110,087	879
*	Asset Acceptance Capital Corp.	130,270	878
*	MPG Office Trust Inc.	318,889	877
*,^ FNB United Corp.		87,925	858
	First Defiance Financial Corp.	36,032	840
	Gyrodyne Co. of America Inc.	11,252	827
*	Imperial Holdings Inc.	203,613	825
*	AV Homes Inc.	61,375	818
	Bridge Bancorp Inc.	37,769	812
	Donegal Group Inc. Class A	52,679	804
*	First United Corp.	95,613	799
	TF Financial Corp.	31,291	796
	Universal Insurance Holdings Inc.	163,711	794
	Bank of Marin Bancorp	19,763	792
*	United Security Bancshares	178,424	782
	Pacific Continental Corp.	69,517	777
*	Community Bankers Trust Corp.	236,942	775
	Peoples Bancorp of North Carolina Inc.	68,148	770
	Ocean Shore Holding Co.	49,411	741
	Urstadt Biddle Properties Inc.	38,700	738
*,^ NASB Financial Inc.		34,883	734
*	Southcoast Financial Corp.	140,150	708
	Peapack Gladstone Financial Corp.	47,218	704
	Middleburg Financial Corp.	35,897	697
	Tower Financial Corp.	49,761	693
	Ames National Corp.	32,956	687
	Gain Capital Holdings Inc.	150,633	672
*	Firstcity Financial Corp.	67,275	661
	Firstbank Corp.	46,094	639
	Sierra Bancorp	46,020	605
*,^ Security National Financial Corp. Class A		82,971	596
*	Louisiana Bancorp Inc.	33,780	586
*	Citizens Community Bancorp Inc.	82,910	579
	Hawthorn Bancshares Inc.	50,907	578
	PMC Commercial Trust	75,458	571
	US Global Investors Inc. Class A	153,458	563
	Independence Holding Co.	55,094	561
	Ohio Valley Banc Corp.	26,627	553
*	American River Bankshares	72,581	545
*	Oak Valley Bancorp	66,347	539
	BCB Bancorp Inc.	52,635	537
*	Capital Bank Financial Corp.	31,226	536
*	Home Bancorp Inc.	28,645	533
*	Camco Financial Corp.	147,096	513
	QC Holdings Inc.	158,879	510
	Bank of Kentucky Financial Corp.	17,658	484
*	ASB Bancorp Inc.	28,436	483
*	Hallmark Financial Services	53,386	480
*	Summit Financial Group Inc.	66,618	472
*	OBA Financial Services Inc.	23,617	452
*	Stratus Properties Inc.	27,459	440
	Citizens Holding Co.	22,534	438
*	Colony Bankcorp Inc.	79,638	432

*	Cascade Bancorp	62,684	424
	Investors Title Co.	6,127	423
^	Preferred Apartment Communities Inc. Class A	44,041	421
	Berkshire Bancorp Inc.	49,914	417
*	Shore Bancshares Inc.	59,490	408
	First Pactrust Bancorp Inc.	35,575	406
*	Jefferson Bancshares Inc.	77,123	392
	Bar Harbor Bankshares	10,605	388
*	Prudential Bancorp Inc. of Pennsylvania	42,406	387
	Teche Holding Co.	9,265	382
*	1st Constitution Bancorp	43,079	377
*	First Marblehead Corp.	369,881	374
*,^ First Federal Bancshares of Arkansas Inc.		36,314	363
	MidWestOne Financial Group Inc.	15,228	363
	Southern National Bancorp of Virginia Inc.	36,675	355
*	Guaranty Federal Bancshares Inc.	35,849	350
*	Newport Bancorp Inc.	20,019	348
*	Maui Land & Pineapple Co. Inc.	85,128	342
	Atlanticus Holdings Corp.	91,683	336
	HF Financial Corp.	24,373	334
	Hampden Bancorp Inc.	21,407	330
	Federal Agricultural Mortgage Corp. Class A	12,788	316
*	ECB Bancorp Inc.	20,347	293
	MHI Hospitality Corp.	67,221	281
*	BRT Realty Trust	39,982	281
*	Old Second Bancorp Inc.	88,103	280
*	HMN Financial Inc.	46,047	269
	C&F Financial Corp.	6,497	266
	FedFirst Financial Corp.	14,741	261
	Monarch Financial Holdings Inc.	24,417	259
*	Parke Bancorp Inc.	34,698	249
*	CIFC Corp.	30,194	249
	Norwood Financial Corp.	8,045	246
	Premier Financial Bancorp Inc.	20,638	239
	Central Valley Community Bancorp	27,772	235
*	Supertel Hospitality Inc.	210,925	234
	First Savings Financial Group Inc.	9,746	215
*	Xenith Bankshares Inc.	40,183	202
	First Bancshares Inc.	16,069	201
*	First Acceptance Corp.	147,708	199
	First Citizens Banc Corp.	29,098	198
	National Bank Holdings Corp. Class A	10,500	192
	Codorus Valley Bancorp Inc.	11,187	184
	Rurban Financial Corp.	21,019	180
*	Community Partners Bancorp	26,379	178
*	Investors Capital Holdings Ltd.	46,740	175
	First Clover Leaf Financial Corp.	21,799	173
	JAVELIN Mortgage Investment Corp.	8,681	171
*	Anchor Bancorp Inc.	10,700	169
*	BCSB Bancorp Inc.	9,958	167
	Georgetown Bancorp Inc.	12,100	166
	Old Point Financial Corp.	12,862	166
	MidSouth Bancorp Inc.	9,974	162
	Life Partners Holdings Inc.	40,287	158
*	CU Bancorp	11,897	154
	Horizon Bancorp	7,429	150
*	InterGroup Corp.	6,100	144

Cheviot Financial Corp.	12,398	140
* New Century Bancorp Inc.	21,884	135
* Independent Bank Corp.	15,770	133
United Bancshares Inc.	11,052	133
Valley Financial Corp.	13,798	128
* Gleacher & Co. Inc.	212,450	127
Saratoga Investment Corp.	7,451	123
Farmers National Banc Corp.	19,378	122
Resource America Inc. Class A	12,100	121
Union Bankshares Inc.	5,797	118
Wolverine Bancorp Inc.	5,854	111
* Southern First Bancshares Inc.	10,319	108
Glen Burnie Bancorp	8,612	107
* IF Bancorp Inc.	6,757	103
Enterprise Bancorp Inc.	5,747	97
* Hamilton Bancorp Inc.	6,600	91
SI Financial Group Inc.	7,087	86
Laporte Bancorp Inc.	8,278	84
Peoples Financial Corp.	6,186	76
* First Financial Service Corp.	22,276	71
Somerset Hills Bancorp	6,100	71
* Atlantic Coast Financial Corp.	15,224	70
Naugatuck Valley Financial Corp.	9,737	70
United Community Bancorp	7,074	69
* Camco Financial Corp. Warrants Exp. 11/06/2017	45,300	63
* Royal Bancshares of Pennsylvania Inc.	40,173	62
Kentucky First Federal Bancorp	7,514	61
* Magyar Bancorp Inc.	10,365	56
Southwest Georgia Financial Corp.	5,335	56
Bank of South Carolina Corp.	4,282	51
United Bancorp Inc.	6,817	49
* Carolina Bank Holdings Inc.	4,000	46
* 1st Century Bancshares Inc.	8,013	45
* Southern Community Financial Corp.	182,721	40
Oconee Federal Financial Corp.	2,383	39
* Regional Management Corp.	1,900	38
* Madison County Financial Inc.	2,107	34
NB&T Financial Group Inc.	1,531	32
* First Security Group Inc.	12,328	31
* Malvern Bancorp Inc.	2,603	31
* First Capital Bancorp Inc.	8,224	27
* Severn Bancorp Inc.	5,194	26
* United Community Financial Corp.	410,766	26
Northeast Community Bancorp Inc.	4,657	25
Fauquier Bankshares Inc.	1,931	23
Greene County Bancorp Inc.	1,080	23
* Community West Bancshares	4,400	21
* Sussex Bancorp	2,850	20
Mackinac Financial Corp.	2,200	20
QCR Holdings Inc.	1,100	18
* Rand Capital Corp.	5,750	17
* Porter Bancorp Inc.	19,841	17
Salisbury Bancorp Inc.	640	16
* Eastern Virginia Bankshares Inc.	2,851	16
First West Virginia Bancorp	916	15
* State Investors Bancorp Inc.	1,013	15
Mid Penn Bancorp Inc.	1,284	14

*	Presidential Realty Corp. Class B	46,000	12
*	Polonia Bancorp Inc.	1,200	11
	First Capital Inc.	510	10
	Auburn National Bancorporation Inc.	359	8
	ACNB Corp.	408	7
*	FS Bancorp Inc.	400	6
	CKX Lands Inc.	399	6
*	Village Bank and Trust Financial Corp.	2,400	5
*	Patriot National Bancorp Inc.	3,120	5
	Summit State Bank	400	3
	Oneida Financial Corp.	194	3
*	Siebert Financial Corp.	1,636	2
	Stewardship Financial Corp.	400	2
	Eagle Bancorp Montana Inc.	175	2
*	SP Bancorp Inc.	100	2
*,^ Jacksonville Bancorp Inc.		1,210	2
	River Valley Bancorp	69	1
*	Transcontinental Realty Investors Inc.	100	1
*	Central Federal Corp.	160	—
*	American Spectrum Realty Inc.	100	—
	Elmira Savings Bank	1	—
			6,464,899
Health Care (10.7%)
*	Regeneron Pharmaceuticals Inc.	651,086	114,852
*	Vertex Pharmaceuticals Inc.	1,865,958	102,590
	HCA Holdings Inc.	2,095,017	85,121
*	Henry Schein Inc.	750,790	69,486
*	BioMarin Pharmaceutical Inc.	1,080,323	67,261
*	Illumina Inc.	1,060,975	57,293
	ResMed Inc.	1,232,150	57,122
*	Mettler-Toledo International Inc.	260,214	55,483
*	Onyx Pharmaceuticals Inc.	616,926	54,820
*	Hologic Inc.	2,298,654	51,950
	Universal Health Services Inc. Class B	763,732	48,780
	Cooper Cos. Inc.	412,647	44,516
*	IDEXX Laboratories Inc.	468,637	43,297
*	MEDNAX Inc.	429,363	38,484
	Community Health Systems Inc.	791,470	37,508
	Omnicare Inc.	896,385	36,501
*	Sirona Dental Systems Inc.	487,558	35,948
*	Covance Inc.	473,322	35,177
*	Pharmacyclics Inc.	428,551	34,460
*	Seattle Genetics Inc.	889,663	31,592
*	athenahealth Inc.	311,592	30,237
*	Endo Health Solutions Inc.	979,682	30,135
*	Medivation Inc.	637,951	29,837
	Teleflex Inc.	350,404	29,613
*	Health Management Associates Inc. Class A	2,206,587	28,399
*	Ariad Pharmaceuticals Inc.	1,561,371	28,245
*	Alkermes plc	1,136,749	26,952
*,^ Incyte Corp. Ltd.		1,149,751	26,916
*	Cubist Pharmaceuticals Inc.	557,259	26,091
*	Zoetis Inc.	729,919	24,379
*	United Therapeutics Corp.	400,315	24,367
*	Jazz Pharmaceuticals plc	425,571	23,794
*	Brookdale Senior Living Inc. Class A	843,191	23,508
*	Salix Pharmaceuticals Ltd.	446,316	22,842

*	Cepheid Inc.	569,911	21,867
*	Bio-Rad Laboratories Inc. Class A	172,820	21,775
*	WellCare Health Plans Inc.	371,184	21,514
	STERIS Corp.	503,244	20,940
*	Align Technology Inc.	617,878	20,705
*	HMS Holdings Corp.	747,429	20,293
	Techne Corp.	297,852	20,209
*	Allscripts Healthcare Solutions Inc.	1,479,234	20,103
*	Centene Corp.	449,397	19,791
*	PAREXEL International Corp.	499,315	19,728
*	LifePoint Hospitals Inc.	403,220	19,540
*	Health Net Inc.	679,149	19,437
	West Pharmaceutical Services Inc.	295,290	19,176
*	Thoratec Corp.	492,978	18,487
*	Haemonetics Corp.	442,866	18,450
*	Charles River Laboratories International Inc.	413,754	18,317
	Hill-Rom Holdings Inc.	518,155	18,249
*	VCA Antech Inc.	759,538	17,842
*	Myriad Genetics Inc.	699,572	17,769
	Owens & Minor Inc.	543,390	17,693
*	Alere Inc.	652,734	16,664
*	HealthSouth Corp.	624,326	16,463
^	Questcor Pharmaceuticals Inc.	501,592	16,322
*	Infinity Pharmaceuticals Inc.	335,456	16,260
*	Medicines Co.	461,792	15,433
*,^ Arena Pharmaceuticals Inc.		1,863,929	15,303
*	Bruker Corp.	798,452	15,250
*	Isis Pharmaceuticals Inc.	868,303	14,709
	Air Methods Corp.	300,896	14,515
*	ViroPharma Inc.	560,045	14,091
*	Theravance Inc.	588,236	13,894
*	MWI Veterinary Supply Inc.	103,351	13,669
	Chemed Corp.	163,906	13,109
*	Ironwood Pharmaceuticals Inc. Class A	705,071	12,896
*	Insulet Corp.	451,861	11,685
*	ImmunoGen Inc.	726,885	11,674
*	Medidata Solutions Inc.	193,009	11,191
*	Acorda Therapeutics Inc.	347,154	11,119
*	Magellan Health Services Inc.	231,614	11,018
*	Nektar Therapeutics	995,593	10,952
*	Team Health Holdings Inc.	299,399	10,892
*	Volcano Corp.	466,503	10,384
*	Alnylam Pharmaceuticals Inc.	424,421	10,343
*	DexCom Inc.	599,424	10,022
*	HeartWare International Inc.	110,833	9,801
*,^ Opko Health Inc.		1,276,487	9,740
*	Cyberonics Inc.	206,585	9,670
*	Lexicon Pharmaceuticals Inc.	4,425,167	9,647
*	Neogen Corp.	193,085	9,571
*,^ Vivus Inc.		870,051	9,571
*	Wright Medical Group Inc.	398,570	9,490
*	Hanger Inc.	296,399	9,345
*,^ Sarepta Therapeutics Inc.		251,914	9,308
*	Amsurg Corp. Class A	275,939	9,283
*	Emeritus Corp.	320,673	8,911
	Masimo Corp.	450,886	8,846
*	Impax Laboratories Inc.	561,198	8,665

*	Acadia Healthcare Co. Inc.	291,260	8,560
*	MedAssets Inc.	444,647	8,559
	Abaxis Inc.	178,748	8,458
*	ArthroCare Corp.	241,310	8,388
	Analogic Corp.	105,832	8,363
	CONMED Corp.	244,244	8,319
	Meridian Bioscience Inc.	357,537	8,159
*	Akorn Inc.	586,964	8,118
*	NuVasive Inc.	378,119	8,058
*	Celldex Therapeutics Inc.	677,709	7,848
*	Endologix Inc.	482,048	7,785
*	Molina Healthcare Inc.	248,272	7,664
*	NPS Pharmaceuticals Inc.	749,709	7,640
*	Santarus Inc.	432,743	7,499
*	Auxilium Pharmaceuticals Inc.	425,869	7,359
*,^ Exelixis Inc.		1,588,946	7,341
*	Integra LifeSciences Holdings Corp.	173,116	6,753
*	Conceptus Inc.	274,111	6,620
*	ICU Medical Inc.	111,126	6,551
*	IPC The Hospitalist Co. Inc.	144,244	6,416
*,^ Dendreon Corp.		1,341,371	6,345
	Quality Systems Inc.	344,400	6,296
*	Neurocrine Biosciences Inc.	517,482	6,282
*	BioScrip Inc.	493,013	6,266
*	InterMune Inc.	686,806	6,216
*	Greatbatch Inc.	205,327	6,133
*	Capital Senior Living Corp.	229,972	6,078
*	Orthofix International NV	167,151	5,996
*	AMN Healthcare Services Inc.	373,028	5,905
*	Quidel Corp.	248,385	5,899
*,^ Pacira Pharmaceuticals Inc.		200,008	5,772
*	Omnicell Inc.	302,387	5,709
*	Spectranetics Corp.	305,598	5,663
*	Ligand Pharmaceuticals Inc. Class B	212,082	5,652
*	ABIOMED Inc.	301,665	5,632
	Cantel Medical Corp.	186,019	5,592
	Ensign Group Inc.	164,169	5,483
*	Bio-Reference Labs Inc.	210,972	5,481
*	Keryx Biopharmaceuticals Inc.	777,846	5,476
*	Luminex Corp.	327,385	5,408
*	Exact Sciences Corp.	551,314	5,403
*	Achillion Pharmaceuticals Inc.	611,131	5,341
*	Aegerion Pharmaceuticals Inc.	129,635	5,229
	Computer Programs & Systems Inc.	96,409	5,217
*	Array BioPharma Inc.	1,059,109	5,211
*	NxStage Medical Inc.	460,287	5,192
*	Momenta Pharmaceuticals Inc.	386,562	5,157
*	Rigel Pharmaceuticals Inc.	742,447	5,041
*,^ MannKind Corp.		1,458,369	4,944
*	Optimer Pharmaceuticals Inc.	408,409	4,860
*	Kindred Healthcare Inc.	458,884	4,832
*	Accretive Health Inc.	463,162	4,706
*	Dyax Corp.	1,077,167	4,696
	Landauer Inc.	82,072	4,627
*	ACADIA Pharmaceuticals Inc.	582,465	4,625
*	Orexigen Therapeutics Inc.	730,643	4,567
*	ExamWorks Group Inc.	262,731	4,550

*	Genomic Health Inc.	158,934	4,495
*	Sangamo Biosciences Inc.	445,980	4,264
*	Halozyme Therapeutics Inc.	735,771	4,245
*	Merit Medical Systems Inc.	344,724	4,226
*	AMAG Pharmaceuticals Inc.	174,377	4,159
*,^ AVANIR Pharmaceuticals Inc.		1,504,923	4,123
*,^ Sequenom Inc.		969,287	4,023
*	Endocyte Inc.	321,232	3,999
*	Antares Pharma Inc.	1,115,236	3,993
*	HealthStream Inc.	169,976	3,899
*,^ MAKO Surgical Corp.		347,987	3,880
	National Healthcare Corp.	84,254	3,852
	Select Medical Holdings Corp.	427,184	3,845
*	Idenix Pharmaceuticals Inc.	1,066,611	3,797
*	Albany Molecular Research Inc.	349,856	3,677
*	Affymetrix Inc.	778,749	3,676
*	Natus Medical Inc.	270,524	3,636
	US Physical Therapy Inc.	133,966	3,597
*	Corvel Corp.	72,140	3,570
	Invacare Corp.	268,358	3,502
*	Symmetry Medical Inc.	304,562	3,487
*	Synageva BioPharma Corp.	61,986	3,404
*	Dynavax Technologies Corp.	1,527,714	3,392
^	Spectrum Pharmaceuticals Inc.	449,375	3,352
*	PharMerica Corp.	239,016	3,346
*	Healthways Inc.	271,410	3,325
*	AngioDynamics Inc.	284,575	3,253
*	Furiex Pharmaceuticals Inc.	86,654	3,248
*	SurModics Inc.	114,653	3,124
*	Vanguard Health Systems Inc.	209,223	3,111
*	Obagi Medical Products Inc.	156,134	3,084
*	Cardiovascular Systems Inc.	148,880	3,049
*	LHC Group Inc.	141,512	3,041
	Universal American Corp.	362,109	3,016
*	XOMA Corp.	863,626	3,014
*,^ Navidea Biopharmaceuticals Inc.		1,075,719	2,915
*,^ Synergy Pharmaceuticals Inc.		478,569	2,905
*	Cerus Corp.	655,851	2,899
*	Cambrex Corp.	223,016	2,852
*,^ Clovis Oncology Inc.		99,216	2,845
*	Depomed Inc.	482,462	2,832
*	GenMark Diagnostics Inc.	216,815	2,801
*	Vical Inc.	701,624	2,792
*	Curis Inc.	848,857	2,784
	Hi-Tech Pharmacal Co. Inc.	84,015	2,782
*	Amedisys Inc.	243,721	2,710
*	Gentiva Health Services Inc.	246,287	2,665
*	Emergent Biosolutions Inc.	189,687	2,652
*,^ Accuray Inc.		566,077	2,627
*	Cadence Pharmaceuticals Inc.	390,098	2,610
*	Fluidigm Corp.	140,817	2,607
*	Palomar Medical Technologies Inc.	190,966	2,576
*	OraSure Technologies Inc.	472,530	2,552
*	Triple-S Management Corp. Class B	139,089	2,423
*	Cytokinetics Inc.	2,098,462	2,392
*,^ Synta Pharmaceuticals Corp.		272,587	2,344
*	XenoPort Inc.	322,149	2,303

*	Novavax Inc.	1,003,162	2,287
*	Chelsea Therapeutics International Ltd.	1,113,301	2,271
*	AVEO Pharmaceuticals Inc.	307,654	2,261
*	Astex Pharmaceuticals	503,861	2,247
*	Five Star Quality Care Inc.	334,338	2,237
*	Staar Surgical Co.	397,201	2,236
*	Immunomedics Inc.	926,204	2,232
*	Providence Service Corp.	119,198	2,204
*	Sucampo Pharmaceuticals Inc. Class A	330,947	2,164
*,^ Repros Therapeutics Inc.		134,259	2,162
	Assisted Living Concepts Inc. Class A	180,537	2,147
*	Vascular Solutions Inc.	128,899	2,091
*	Cynosure Inc. Class A	79,882	2,091
*	Tornier NV	109,503	2,064
*	Cytori Therapeutics Inc.	822,260	2,064
*	Repligen Corp.	293,921	2,031
*	Threshold Pharmaceuticals Inc.	422,717	1,949
*	Harvard Bioscience Inc.	342,015	1,932
	Atrion Corp.	9,895	1,900
*	Arqule Inc.	729,167	1,889
	Enzon Pharmaceuticals Inc.	496,313	1,886
*,^ Sunesis Pharmaceuticals Inc.		340,749	1,864
*,^ Biolase Inc.		457,003	1,819
*,^ Peregrine Pharmaceuticals Inc.		1,353,851	1,814
*	Sciclone Pharmaceuticals Inc.	393,619	1,811
*	Cutera Inc.	131,514	1,710
	Almost Family Inc.	82,058	1,676
*,^ Osiris Therapeutics Inc.		159,576	1,660
*	Raptor Pharmaceutical Corp.	281,483	1,647
*,^ Greenway Medical Technologies		103,125	1,640
	CryoLife Inc.	272,569	1,638
*,^ Ampio Pharmaceuticals Inc.		353,851	1,617
*	Anika Therapeutics Inc.	109,617	1,592
*	Insmed Inc.	204,985	1,535
*	Geron Corp.	1,430,153	1,530
*,^ ImmunoCellular Therapeutics Ltd.		553,039	1,515
*	Chindex International Inc.	109,390	1,503
*	GTx Inc.	360,741	1,497
*,^ Galena Biopharma Inc.		704,675	1,473
*	Zogenix Inc.	810,822	1,459
*,^ Neuralstem Inc.		1,297,517	1,453
*	BioDelivery Sciences International Inc.	344,033	1,448
*	RTI Biologics Inc.	366,590	1,444
*	TESARO Inc.	65,200	1,432
*,^ Savient Pharmaceuticals Inc.		1,773,620	1,419
*,^ MEI Pharma Inc.		164,365	1,418
*,^ TearLab Corp.		205,503	1,418
*	Amicus Therapeutics Inc.	442,097	1,401
*	Rochester Medical Corp.	94,800	1,386
	Psychemedics Corp.	115,494	1,378
*	Alphatec Holdings Inc.	650,530	1,373
	National Research Corp.	23,383	1,357
*	Corcept Therapeutics Inc.	678,296	1,357
*	Durect Corp.	996,022	1,325
*	SIGA Technologies Inc.	364,520	1,305
*	Oncothyreon Inc.	622,405	1,295
*,^ Cleveland Biolabs Inc.		650,900	1,276

*	Progenics Pharmaceuticals Inc.	232,278	1,252
*	Targacept Inc.	288,420	1,234
*	Cross Country Healthcare Inc.	228,188	1,212
	Pain Therapeutics Inc.	343,050	1,177
*,^ ZIOPHARM Oncology Inc.		641,200	1,173
*	Vanda Pharmaceuticals Inc.	281,937	1,105
*	Vocera Communications Inc.	47,295	1,088
*	RadNet Inc.	373,069	1,045
*	Pozen Inc.	194,041	1,023
*	Puma Biotechnology Inc.	29,910	999
*	Sagent Pharmaceuticals Inc.	56,472	991
	Simulations Plus Inc.	239,959	991
*,^ Neostem Inc.		1,454,408	989
*	Merge Healthcare Inc.	341,358	987
*	AtriCure Inc.	124,151	983
*,^ Celsion Corp.		862,112	905
*	Digirad Corp.	355,865	897
*	Cell Therapeutics Inc.	773,157	889
*,^ Biotime Inc.		232,517	888
*,^ Delcath Systems Inc.		485,146	873
*	Skilled Healthcare Group Inc.	132,719	872
*,^ Hansen Medical Inc.		429,111	863
*	Durata Therapeutics Inc.	95,742	862
*	Exactech Inc.	40,053	829
*	PhotoMedex Inc.	51,423	827
*	Solta Medical Inc.	375,672	826
	Utah Medical Products Inc.	16,790	819
*,^ Unilife Corp.		372,069	811
*,^ AcelRx Pharmaceuticals Inc.		157,137	811
*	Coronado Biosciences Inc.	83,407	811
	LeMaitre Vascular Inc.	132,140	806
*	Alliance HealthCare Services Inc.	101,861	790
*	Merrimack Pharmaceuticals Inc.	127,027	775
*,^ Apricus Biosciences Inc.		286,388	768
*	Intercept Pharmaceuticals Inc.	20,500	767
	Heska Corp.	82,386	764
*,^ PharmAthene Inc.		447,566	761
*	OncoGenex Pharmaceutical Inc.	66,063	748
*	Synergetics USA Inc.	213,690	741
*	Trius Therapeutics Inc.	107,463	735
*,^ Rockwell Medical Technologies Inc.		184,603	731
*,^ Supernus Pharmaceuticals Inc.		129,421	727
*	BioCryst Pharmaceuticals Inc.	608,193	724
*	Omeros Corp.	170,851	704
*	Horizon Pharma Inc.	253,419	687
*	Cardica Inc.	526,562	685
*	Derma Sciences Inc.	55,115	666
*	NewLink Genetics Corp.	50,970	625
*	Biospecifics Technologies Corp.	35,296	602
*	Transcept Pharmaceuticals Inc.	121,239	581
*	Theragenics Corp.	349,203	569
*,^ Anthera Pharmaceuticals Inc. Class A		872,770	567
*	PDI Inc.	95,770	565
*	Iridex Corp.	124,315	563
*,^ Affymax Inc.		398,043	553
*	Adcare Health Systems Inc.	135,530	545
*	Lannett Co. Inc.	52,945	535

*,^ Inovio Pharmaceuticals Inc.		871,337	518
*,^ Zalicus Inc.		775,238	517
*	Synthetic Biologics Inc.	304,381	511
*,^ Sunshine Heart Inc.		82,977	507
*	Icad Inc.	101,374	506
*	Cel-Sci Corp.	2,176,698	502
*	Medical Action Industries Inc.	83,183	499
*,^ Alexza Pharmaceuticals Inc.		104,998	464
*	Columbia Laboratories Inc.	776,381	460
*,^ Acura Pharmaceuticals Inc.		210,307	448
*,^ Cyclacel Pharmaceuticals Inc.		77,728	434
*	Bovie Medical Corp.	127,396	420
*	Agenus Inc.	106,756	415
*	Discovery Laboratories Inc.	179,350	411
*	Anacor Pharmaceuticals Inc.	63,222	408
*	Uroplasty Inc.	157,185	399
*,^ Aastrom Biosciences Inc.		539,511	378
*,^ Bacterin International Holdings Inc.		453,456	372
*	Cumberland Pharmaceuticals Inc.	73,721	367
*,^ BSD Medical Corp.		249,740	367
*,^ Mast Therapeutics Inc.		503,500	340
	Maxygen Inc.	138,317	333
*	Hemispherx Biopharma Inc.	1,716,241	326
*	LCA-Vision Inc.	95,864	322
*	Adolor Corp. Rights Exp. 07/01/2019	596,841	310
*	Nanosphere Inc.	131,869	290
*	TranS1 Inc.	127,801	286
*	pSivida Corp.	124,864	285
*	MELA Sciences Inc.	244,940	284
*	Vision Sciences Inc.	254,570	272
*	Authentidate Holding Corp.	264,899	265
*	Codexis Inc.	108,152	258
*	Biota Pharmaceuticals Inc.	62,654	254
*	iBio Inc.	459,496	248
*,^ Rexahn Pharmaceuticals Inc.		779,754	238
*	KYTHERA Biopharmaceuticals Inc.	9,675	236
*	Zeltiq Aesthetics Inc.	61,638	235
*	Entremed Inc.	114,174	232
*	Medgenics Inc.	47,626	231
*,^ Oculus Innovative Sciences Inc.		506,538	223
*,^ IsoRay Inc.		405,944	219
*	Hooper Holmes Inc.	466,668	215
*	Ventrus Biosciences Inc.	68,228	204
*,^ Opexa Therapeutics Inc.		87,158	204
*	Cornerstone Therapeutics Inc.	28,390	201
*	Catalyst Pharmaceutical Partners Inc.	408,561	200
	MGC Diagnostics Corp.	28,609	200
*	EnteroMedics Inc.	185,805	186
*	Strategic Diagnostics Inc.	188,863	185
*	Palatin Technologies Inc.	285,726	171
*	Sharps Compliance Corp.	63,085	169
*,^ Athersys Inc.		100,548	169
*,^ StemCells Inc.		87,804	152
*,^ Wright Medical Group Inc. Rights Exp. 12/31/2049		52,493	131
*	Bioanalytical Systems Inc.	86,496	130
*,^ MediciNova Inc.		46,942	126
*	Novabay Pharmaceuticals Inc.	89,741	126

*	Forest Laboratories Inc. Contingent Value Rights Exp. 04/14/2018	131,308	125
*	Alimera Sciences Inc.	40,100	123
*	Urologix Inc.	222,218	122
*	Stereotaxis Inc.	60,304	120
*	Biodel Inc.	41,030	116
*	VirtualScopics Inc.	161,804	112
*	American Caresource Holdings Inc.	51,566	102
*	CardioNet Inc.	40,415	98
*	Enzo Biochem Inc.	37,119	94
*	ProPhase Labs Inc.	52,086	91
*	Misonix Inc.	15,828	91
*	Fonar Corp.	12,917	89
*	CAS Medical Systems Inc.	43,357	82
*	Regulus Therapeutics Inc.	9,982	77
*	Accelerate Diagnostics Inc.	10,600	77
*	Chembio Diagnostics Inc.	14,955	76
*	Lpath Inc. Class A	14,508	73
*	Retractable Technologies Inc.	66,854	71
*	NeoGenomics Inc.	17,800	70
*	ERBA Diagnostics Inc.	94,000	69
*,^ NuPathe Inc.		18,702	65
*	Escalon Medical Corp.	59,011	63
*	Arrowhead Research Corp.	28,201	61
*,^ TrovaGene Inc.		9,338	58
*	Pernix Therapeutics Holdings	11,733	58
*	Galectin Therapeutics Inc.	15,319	55
*	SunLink Health Systems Inc.	59,900	54
*	CytRx Corp.	18,601	51
*	Tranzyme Inc.	95,100	49
*,^ Cardium Therapeutics Inc.		306,488	49
*	Vermillion Inc.	42,024	49
*	DynaVox Inc. Class A	85,592	46
*,^ BG Medicine Inc.		24,771	46
*	Biosante Pharmaceuticals Inc.	31,290	37
*,^ CombiMatrix Corp.		9,624	32
*	Allied Healthcare Products	10,015	27
*,^ ARCA Biopharma Inc.		10,323	24
*	Hyperion Therapeutics Inc.	900	23
*	Venaxis Inc.	10,069	22
*	PURE Bioscience Inc.	37,078	21
*	Telik Inc.	14,700	20
*	Metabolix Inc.	8,161	15
*	Ligand Pharmaceuticals Inc. Glucagon CVR	395,811	12
*	Oxygen Biotherapeutics Inc.	44,208	11
*	Cempra Inc.	1,200	8
*	Response Genetics Inc.	4,215	6
*	Ligand Pharmaceuticals Inc. Roche CVR	395,811	6
*	DARA Biosciences Inc.	5,069	5
*	NeuroMetrix Inc.	1,751	4
	Ligand Pharmaceuticals Inc. General CVR	395,811	3
*	Ligand Pharmaceuticals Inc. TR Beta CVR	395,811	2
*	GenVec Inc.	800	1
			3,017,025
Industrials (16.0%)
*	Delta Air Lines Inc.	7,312,027	120,722
	Kansas City Southern	945,823	104,892
*	United Continental Holdings Inc.	2,853,107	91,328

AMETEK Inc.	2,088,916	90,575
* Verisk Analytics Inc. Class A	1,242,271	76,561
* Hertz Global Holdings Inc.	3,247,260	72,284
TransDigm Group Inc.	388,290	59,377
JB Hunt Transport Services Inc.	776,241	57,814
Chicago Bridge & Iron Co. NV	904,972	56,199
* B/E Aerospace Inc.	899,429	54,227
* Fortune Brands Home & Security Inc.	1,403,930	52,549
Nielsen Holdings NV	1,442,374	51,666
* IHS Inc. Class A	429,172	44,943
Hubbell Inc. Class B	457,785	44,455
* United Rentals Inc.	798,751	43,907
AGCO Corp.	833,222	43,428
Donaldson Co. Inc.	1,158,613	41,930
Wabtec Corp.	408,105	41,672
KBR Inc.	1,267,584	40,664
* Owens Corning	1,015,626	40,046
* Genesee & Wyoming Inc. Class A	424,359	39,512
Timken Co.	683,771	38,688
Lincoln Electric Holdings Inc.	712,264	38,590
* Alaska Air Group Inc.	603,312	38,588
* WABCO Holdings Inc.	542,452	38,292
Waste Connections Inc.	1,059,049	38,105
IDEX Corp.	708,629	37,855
Manpower Inc.	659,992	37,435
* Kirby Corp.	487,051	37,406
Carlisle Cos. Inc.	545,043	36,948
MSC Industrial Direct Co. Inc. Class A	399,358	34,257
Triumph Group Inc.	430,401	33,786
Towers Watson & Co. Class A	483,103	33,489
* Terex Corp.	950,597	32,720
* Sensata Technologies Holding NV	980,996	32,245
Nordson Corp.	487,421	32,145
* Oshkosh Corp.	750,158	31,874
Valmont Industries Inc.	201,734	31,727
Gardner Denver Inc.	422,049	31,700
SPX Corp.	401,333	31,689
Regal-Beloit Corp.	386,225	31,501
URS Corp.	659,519	31,268
* Copart Inc.	910,720	31,219
Trinity Industries Inc.	679,464	30,800
Graco Inc.	520,959	30,231
* AECOM Technology Corp.	899,463	29,502
Babcock & Wilcox Co.	1,021,864	29,031
* WESCO International Inc.	375,652	27,276
* Colfax Corp.	573,629	26,697
Kennametal Inc.	680,239	26,557
* Clean Harbors Inc.	452,932	26,311
* Avis Budget Group Inc.	920,764	25,625
Acuity Brands Inc.	367,517	25,487
* Teledyne Technologies Inc.	320,353	25,128
* Hexcel Corp.	861,743	24,999
Lennox International Inc.	392,862	24,943
AO Smith Corp.	333,437	24,531
* Middleby Corp.	161,006	24,497
EMCOR Group Inc.	575,229	24,384
* Navistar International Corp.	687,438	23,765

*	US Airways Group Inc.	1,397,873	23,722
	Manitowoc Co. Inc.	1,134,887	23,333
*	Old Dominion Freight Line Inc.	606,275	23,160
	Crane Co.	413,415	23,093
	Toro Co.	499,665	23,005
	Covanta Holding Corp.	1,129,686	22,763
	Landstar System Inc.	398,649	22,759
	Huntington Ingalls Industries Inc.	424,630	22,646
	ITT Corp.	792,599	22,534
	CLARCOR Inc.	426,135	22,321
	Watsco Inc.	255,303	21,491
	GATX Corp.	402,003	20,892
*	Foster Wheeler AG	910,622	20,808
	Woodward Inc.	519,021	20,636
*	Chart Industries Inc.	256,735	20,541
	Alliant Techsystems Inc.	281,428	20,384
*	USG Corp.	765,824	20,248
*	Esterline Technologies Corp.	266,124	20,146
	Belden Inc.	382,367	19,749
*	MRC Global Inc.	590,372	19,441
	Actuant Corp. Class A	626,338	19,178
*	EnerSys Inc.	410,569	18,714
^	RR Donnelley & Sons Co.	1,548,194	18,656
	Deluxe Corp.	436,076	18,054
*	DigitalGlobe Inc.	623,926	18,038
*	Spirit Aerosystems Holdings Inc. Class A	949,113	18,024
*	Moog Inc. Class A	391,914	17,961
	Exelis Inc.	1,621,481	17,658
	Harsco Corp.	692,567	17,155
	Con-way Inc.	480,920	16,933
*	Tetra Tech Inc.	554,063	16,893
	Air Lease Corp.	572,926	16,798
	Corporate Executive Board Co.	287,412	16,716
	KAR Auction Services Inc.	820,881	16,442
	Applied Industrial Technologies Inc.	361,608	16,272
*	Beacon Roofing Supply Inc.	416,143	16,088
*,^ Polypore International Inc.		398,236	16,001
*	Advisory Board Co.	301,276	15,823
*	General Cable Corp.	426,833	15,635
	Healthcare Services Group Inc.	586,684	15,037
*	MasTec Inc.	489,404	14,266
	Rollins Inc.	567,910	13,942
	Herman Miller Inc.	503,339	13,927
	Curtiss-Wright Corp.	400,904	13,911
	HNI Corp.	385,673	13,688
	United Stationers Inc.	347,979	13,449
	Brady Corp. Class A	397,958	13,344
	Mine Safety Appliances Co.	268,294	13,313
	HEICO Corp.	306,485	13,305
*	JetBlue Airways Corp.	1,925,159	13,284
*	FTI Consulting Inc.	351,040	13,220
	TAL International Group Inc.	290,606	13,167
	Generac Holdings Inc.	369,818	13,069
	Mueller Industries Inc.	242,891	12,944
*	Acacia Research Corp.	426,653	12,872
	UTi Worldwide Inc.	888,368	12,864
	Barnes Group Inc.	407,208	11,781

*	Hub Group Inc. Class A	305,773	11,760
	UniFirst Corp.	129,572	11,726
	Allegiant Travel Co. Class A	131,760	11,698
	Brink's Co.	413,311	11,680
	Watts Water Technologies Inc. Class A	242,277	11,627
	Franklin Electric Co. Inc.	333,678	11,202
	AMERCO	62,896	10,915
	Simpson Manufacturing Co. Inc.	346,988	10,621
	AZZ Inc.	219,099	10,561
	Raven Industries Inc.	314,148	10,559
	Briggs & Stratton Corp.	413,790	10,262
*	Swift Transportation Co.	723,529	10,260
*	Armstrong World Industries Inc.	183,238	10,241
*	Spirit Airlines Inc.	401,790	10,189
	Steelcase Inc. Class A	682,128	10,048
*	RBC Bearings Inc.	197,123	9,967
	Granite Construction Inc.	307,927	9,804
	Lindsay Corp.	110,292	9,726
	ABM Industries Inc.	435,995	9,697
	Titan International Inc.	459,390	9,684
*	Mobile Mini Inc.	328,745	9,675
*	On Assignment Inc.	377,579	9,557
	Interface Inc. Class A	496,555	9,544
	Forward Air Corp.	254,300	9,483
	ESCO Technologies Inc.	230,723	9,427
*	Nortek Inc.	131,192	9,362
*	Atlas Air Worldwide Holdings Inc.	228,818	9,327
	Werner Enterprises Inc.	384,968	9,293
*	EnPro Industries Inc.	179,281	9,174
	Matson Inc.	368,272	9,059
*	Trimas Corp.	278,841	9,054
*	Orbital Sciences Corp.	515,051	8,596
*,^ GrafTech International Ltd.		1,091,243	8,381
	Knight Transportation Inc.	510,621	8,221
	Kaman Corp.	229,700	8,147
	Mueller Water Products Inc. Class A	1,358,754	8,057
*	II-VI Inc.	472,120	8,045
*	Huron Consulting Group Inc.	198,688	8,011
	Tennant Co.	160,829	7,810
*	Aegion Corp. Class A	336,284	7,785
	G&K Services Inc. Class A	165,545	7,534
*	Korn/Ferry International	420,508	7,510
	Knoll Inc.	413,808	7,502
*	TrueBlue Inc.	349,154	7,381
	Sun Hydraulics Corp.	225,648	7,336
	Albany International Corp.	249,772	7,218
	SkyWest Inc.	444,922	7,141
	Apogee Enterprises Inc.	245,680	7,112
	Kaydon Corp.	277,697	7,103
*	GenCorp Inc.	525,123	6,984
*	Rush Enterprises Inc. Class A	289,516	6,983
	Universal Forest Products Inc.	171,200	6,815
*	Team Inc.	163,291	6,706
	Aircastle Ltd.	489,052	6,690
*	ACCO Brands Corp.	978,754	6,538
	CIRCOR International Inc.	150,862	6,412
	Primoris Services Corp.	289,063	6,391

AAR Corp.	346,113	6,365
Altra Holdings Inc.	232,887	6,339
Astec Industries Inc.	181,419	6,337
* Trex Co. Inc.	127,863	6,288
* DXP Enterprises Inc.	84,068	6,280
McGrath RentCorp	199,753	6,212
Exponent Inc.	114,402	6,171
Standex International Corp.	110,261	6,089
* Wabash National Corp.	592,844	6,023
* Tutor Perini Corp.	310,736	5,997
Cubic Corp.	138,836	5,931
Sauer-Danfoss Inc.	100,666	5,882
* Blount International Inc.	424,601	5,681
* Navigant Consulting Inc.	432,035	5,677
Encore Wire Corp.	161,199	5,645
* Dycom Industries Inc.	284,222	5,596
John Bean Technologies Corp.	268,182	5,565
Comfort Systems USA Inc.	392,496	5,530
Insperity Inc.	191,207	5,425
Heartland Express Inc.	398,924	5,322
Viad Corp.	188,785	5,222
Resources Connection Inc.	406,643	5,164
Quanex Building Products Corp.	319,475	5,144
AAON Inc.	186,142	5,136
Griffon Corp.	425,689	5,074
H&E Equipment Services Inc.	248,189	5,063
American Science & Engineering Inc.	80,272	4,896
* Greenbrier Cos. Inc.	211,813	4,810
Celadon Group Inc.	226,741	4,730
* Rexnord Corp.	217,543	4,618
* Gibraltar Industries Inc.	246,232	4,494
* Federal Signal Corp.	543,396	4,423
Quad/Graphics Inc.	184,421	4,415
US Ecology Inc.	165,016	4,381
* MYR Group Inc.	177,468	4,359
* Taser International Inc.	542,615	4,314
Kelly Services Inc. Class A	229,470	4,286
Kforce Inc.	258,609	4,233
* ICF International Inc.	154,897	4,213
Hyster-Yale Materials Handling Inc.	72,666	4,149
* Titan Machinery Inc.	145,742	4,044
Gorman-Rupp Co.	133,935	4,025
Barrett Business Services Inc.	75,680	3,985
* InnerWorkings Inc.	262,949	3,981
SeaCube Container Leasing Ltd.	172,896	3,970
* Meritor Inc.	829,278	3,922
* Saia Inc.	106,774	3,862
National Presto Industries Inc.	47,929	3,858
* Powell Industries Inc.	71,363	3,752
American Railcar Industries Inc.	79,086	3,696
* American Woodmark Corp.	105,894	3,604
* Republic Airways Holdings Inc.	311,709	3,597
* Consolidated Graphics Inc.	91,557	3,580
* Columbus McKinnon Corp.	180,913	3,483
LB Foster Co. Class A	78,189	3,463
Great Lakes Dredge & Dock Corp.	493,740	3,323
* WageWorks Inc.	129,517	3,242

*	Layne Christensen Co.	151,232	3,233
	Ennis Inc.	213,598	3,219
*	Thermon Group Holdings Inc.	142,853	3,173
*	Standard Parking Corp.	149,597	3,097
	Arkansas Best Corp.	262,272	3,063
	Marten Transport Ltd.	150,976	3,039
*	Mistras Group Inc.	125,220	3,032
*	Kadant Inc.	118,964	2,974
*	Park-Ohio Holdings Corp.	86,852	2,877
*	EnerNOC Inc.	164,621	2,859
*	Lydall Inc.	185,665	2,850
*	Accuride Corp.	525,554	2,833
*	CAI International Inc.	98,147	2,829
*	GP Strategies Corp.	118,466	2,827
	Alamo Group Inc.	73,444	2,809
*	CBIZ Inc.	438,990	2,801
*,^ XPO Logistics Inc.		165,677	2,790
	Multi-Color Corp.	108,072	2,787
	HEICO Corp. Class A	80,937	2,777
*	EnergySolutions Inc.	736,171	2,761
*	Proto Labs Inc.	55,620	2,731
	Aceto Corp.	246,138	2,725
*	Wesco Aircraft Holdings Inc.	184,911	2,722
*	Kratos Defense & Security Solutions Inc.	540,655	2,719
	Heidrick & Struggles International Inc.	181,888	2,719
*	Northwest Pipe Co.	95,563	2,674
*	Aerovironment Inc.	145,915	2,645
	Global Power Equipment Group Inc.	149,087	2,627
	FreightCar America Inc.	119,479	2,607
	CDI Corp.	150,411	2,587
*	Air Transport Services Group Inc.	435,429	2,539
*	KEYW Holding Corp.	156,750	2,528
*,^ Capstone Turbine Corp.		2,793,429	2,514
	Pike Electric Corp.	176,366	2,510
	Douglas Dynamics Inc.	179,672	2,483
*	NCI Building Systems Inc.	142,434	2,474
	Houston Wire & Cable Co.	189,228	2,451
*	Engility Holdings Inc.	102,183	2,450
	Insteel Industries Inc.	149,567	2,441
*,^ Odyssey Marine Exploration Inc.		732,310	2,387
*	Hawaiian Holdings Inc.	388,599	2,238
*	Ducommun Inc.	112,690	2,230
*	Echo Global Logistics Inc.	100,709	2,228
*	Roadrunner Transportation Systems Inc.	94,534	2,174
*	Orion Marine Group Inc.	216,532	2,152
*	Astronics Corp.	71,837	2,142
	Michael Baker Corp.	86,778	2,126
	Graham Corp.	81,273	2,011
	Kimball International Inc. Class B	220,399	1,997
	Ceco Environmental Corp.	149,590	1,934
*	Furmanite Corp.	287,605	1,924
	Dynamic Materials Corp.	110,298	1,919
*	Edgen Group Inc.	256,035	1,851
*	CRA International Inc.	81,910	1,832
*	Builders FirstSource Inc.	310,200	1,818
	Coleman Cable Inc.	119,303	1,790
*	RPX Corp.	124,469	1,756

*	AT Cross Co. Class A	126,703	1,745
	Twin Disc Inc.	69,364	1,740
*	Pendrell Corp.	1,042,295	1,730
	Ampco-Pittsburgh Corp.	90,617	1,714
*	LMI Aerospace Inc.	80,595	1,676
*	Franklin Covey Co.	114,259	1,660
*	Pacer International Inc.	326,217	1,641
*	Commercial Vehicle Group Inc.	202,848	1,582
*	NN Inc.	164,562	1,557
	Preformed Line Products Co.	22,204	1,554
*	BlueLinx Holdings Inc.	533,925	1,522
*	PowerSecure International Inc.	119,488	1,519
*	Swisher Hygiene Inc.	1,116,870	1,441
*	Sterling Construction Co. Inc.	126,657	1,379
	Miller Industries Inc.	85,479	1,372
	NL Industries Inc.	108,040	1,343
	VSE Corp.	53,516	1,337
*	Universal Truckload Services Inc.	57,202	1,335
	Intersections Inc.	141,603	1,332
*	Energy Recovery Inc.	352,703	1,305
	Met-Pro Corp.	122,891	1,269
	LSI Industries Inc.	181,695	1,268
	Schawk Inc. Class A	114,357	1,257
*	Flow International Corp.	314,628	1,230
*	FuelCell Energy Inc.	1,279,651	1,208
	Lawson Products Inc.	67,897	1,194
*	American Superconductor Corp.	447,930	1,191
	Courier Corp.	81,319	1,172
*	Tecumseh Products Co. Class A	132,467	1,155
*	Cenveo Inc.	520,833	1,120
*	Quality Distribution Inc.	132,424	1,114
*	Hurco Cos. Inc.	40,210	1,095
*	Willis Lease Finance Corp.	70,407	1,065
*	Vicor Corp.	210,717	1,047
	International Shipholding Corp.	56,822	1,034
*,^ YRC Worldwide Inc.		131,573	993
*	Rand Logistics Inc.	159,173	975
*	Patriot Transportation Holding Inc.	34,975	973
*	Casella Waste Systems Inc. Class A	209,903	917
	Hardinge Inc.	66,364	905
*	Ameresco Inc. Class A	121,222	897
	Allied Motion Technologies Inc.	127,924	883
*	Patrick Industries Inc.	55,633	877
	Baltic Trading Ltd.	210,827	862
*	Hudson Technologies Inc.	212,882	862
*	TRC Cos. Inc.	133,600	862
	SIFCO Industries Inc.	46,391	854
*	CPI Aerostructures Inc.	96,915	831
	PAM Transportation Services Inc.	78,157	828
	Argan Inc.	54,705	816
*	ARC Document Solutions Inc.	273,162	814
*	Active Power Inc.	174,715	802
*	Solarcity Corp.	41,400	782
^	Acorn Energy Inc.	103,247	759
*	Xerium Technologies Inc.	134,172	730
*	Dolan Co.	289,139	691
*	Hudson Global Inc.	172,781	681

*	PMFG Inc.	107,380	663
*	Magnetek Inc.	47,146	659
*	Manitex International Inc.	51,159	635
*	TMS International Corp. Class A	48,038	634
	Ecology and Environment Inc.	45,100	609
*	Supreme Industries Inc. Class A	131,023	608
*	PGT Inc.	88,000	605
*	Integrated Electrical Services Inc.	93,724	598
	Innovative Solutions & Support Inc.	115,439	569
	Eastern Co.	31,545	553
*	USA Truck Inc.	112,669	553
*,^ Genco Shipping & Trading Ltd.		191,065	550
*	Astronics Corp. Class B	18,109	541
*	Fuel Tech Inc.	116,591	504
*	Key Technology Inc.	38,521	487
	Omega Flex Inc.	28,118	483
	Providence and Worcester Railroad Co.	31,838	476
*	Virco Manufacturing Corp.	188,287	448
*	Ultralife Corp.	98,312	431
*	API Technologies Corp.	168,654	418
*	Hill International Inc.	138,438	414
	LS Starrett Co. Class A	36,454	403
*	Metalico Inc.	233,872	379
*	Heritage-Crystal Clean Inc.	23,754	359
*	Frozen Food Express Industries	240,329	332
*	Mfri Inc.	45,537	328
*	Gencor Industries Inc.	41,010	294
	RCM Technologies Inc.	47,961	291
	Sypris Solutions Inc.	62,848	263
*	Astrotech Corp.	304,120	251
*	Perma-Fix Environmental Services	305,178	250
*	Orion Energy Systems Inc.	95,335	236
*	Covenant Transportation Group Inc. Class A	39,032	234
*	Innotrac Corp.	74,779	231
*	Lightbridge Corp.	128,809	222
*	AMREP Corp.	16,719	198
*	Taylor Devices Inc.	23,333	196
*	Arotech Corp.	169,158	196
*	American Electric Technologies Inc.	36,486	190
*,^ Ocean Power Technologies Inc.		123,481	188
*	Versar Inc.	42,809	185
*	UniTek Global Services Inc.	59,208	173
*	Transcat Inc.	25,670	163
*,^ Enphase Energy Inc.		25,653	159
	Mastech Holdings Inc.	18,414	159
	Servotronics Inc.	19,902	156
*,^ Revolution Lighting Technologies Inc.		73,263	154
*,^ Real Goods Solar Inc. Class A		78,497	141
*	Essex Rental Corp.	30,245	137
*	Breeze-Eastern Corp.	15,615	129
*	Sparton Corp.	9,063	121
*	ZBB Energy Corp.	271,560	116
*	Rush Enterprises Inc. Class B	5,550	114
*	Tecumseh Products Co. Class B	11,900	99
*,^ Ascent Solar Technologies Inc.		168,632	94
*,^ Eagle Bulk Shipping Inc.		26,215	92
*	Jewett-Cameron Trading Ltd.	4,997	90

*	Lime Energy Co.	88,932	67
*	Adept Technology Inc.	19,136	56
	Hubbell Inc. Class A	500	44
*	Industrial Services of America Inc.	13,228	42
*	Altair Nanotechnologies Inc.	11,769	32
*	Ecotality Inc.	25,178	24
*	Luna Innovations Inc.	17,858	21
*	DLH Holdings Corp.	17,157	14
*,^ Spherix Inc.		1,456	12
*	Performant Financial Corp.	700	9
*	General Finance Corp.	1,811	8
*	CTPartners Executive Search Inc.	1,373	5
*	Innovaro Inc.	36,380	4
*	Plug Power Inc.	6,800	1
*	Universal Power Group Inc.	800	1
			4,494,476
Information Technology (15.0%)
*	Facebook Inc. Class A	4,703,939	120,327
*	LinkedIn Corp. Class A	590,018	103,879
*	Equinix Inc.	416,985	90,198
	Maxim Integrated Products Inc.	2,511,291	81,994
*	Alliance Data Systems Corp.	428,317	69,340
	Avago Technologies Ltd. Class A	1,855,950	66,666
*	Trimble Navigation Ltd.	2,186,032	65,494
*	ANSYS Inc.	796,614	64,860
*	VMware Inc. Class A	736,221	58,073
*	Cree Inc.	1,000,319	54,727
	Activision Blizzard Inc.	3,633,747	52,944
*	Rackspace Hosting Inc.	947,908	47,850
*	Synopsys Inc.	1,319,329	47,338
*	FleetCor Technologies Inc.	586,037	44,931
*	Nuance Communications Inc.	2,171,008	43,811
*	Gartner Inc.	801,177	43,592
*	Avnet Inc.	1,176,332	42,583
*	NCR Corp.	1,405,621	38,739
*	Arrow Electronics Inc.	910,034	36,966
*	Skyworks Solutions Inc.	1,648,521	36,317
	Solera Holdings Inc.	591,552	34,505
	Jack Henry & Associates Inc.	736,410	34,030
*	Cadence Design Systems Inc.	2,418,939	33,696
	Global Payments Inc.	675,280	33,534
	FactSet Research Systems Inc.	346,633	32,098
*	Informatica Corp.	925,990	31,919
*	ON Semiconductor Corp.	3,849,400	31,873
*	SolarWinds Inc.	525,723	31,070
*	MICROS Systems Inc.	681,350	31,008
*	CommVault Systems Inc.	367,410	30,120
	IAC/InterActiveCorp	665,946	29,754
*	TIBCO Software Inc.	1,335,393	27,002
*	Fortinet Inc.	1,139,938	26,994
*	Concur Technologies Inc.	391,616	26,888
	National Instruments Corp.	816,138	26,729
*	NeuStar Inc. Class A	567,977	26,428
*	Atmel Corp.	3,772,488	26,257
*	PTC Inc.	1,025,493	26,140
*	WEX Inc.	332,414	26,095
*	Cymer Inc.	269,992	25,946

	Broadridge Financial Solutions Inc.	1,044,091	25,935
*	Aspen Technology Inc.	802,324	25,907
	AOL Inc.	661,675	25,468
*	Ingram Micro Inc.	1,292,314	25,433
*	CoStar Group Inc.	229,871	25,162
*	Ultimate Software Group Inc.	233,580	24,330
	MAXIMUS Inc.	292,540	23,394
*	Compuware Corp.	1,822,385	22,780
*	Aruba Networks Inc.	917,460	22,698
*	Brocade Communications Systems Inc.	3,916,013	22,595
*,^ 3D Systems Corp.		677,743	21,850
*	CoreLogic Inc.	840,239	21,729
	FEI Co.	330,836	21,355
*	Riverbed Technology Inc.	1,402,811	20,916
*	Zebra Technologies Corp.	437,556	20,622
*	Semtech Corp.	568,619	20,123
*	VeriFone Systems Inc.	927,138	19,173
*	NetSuite Inc.	239,313	19,159
*	Rovi Corp.	892,751	19,114
	Lender Processing Services Inc.	729,237	18,566
	DST Systems Inc.	258,038	18,390
*	Microsemi Corp.	783,767	18,160
*	ValueClick Inc.	611,747	18,077
	InterDigital Inc.	353,996	16,932
*	Arris Group Inc.	982,900	16,876
*	ViaSat Inc.	348,177	16,866
*	Polycom Inc.	1,517,856	16,818
*	Cavium Inc.	432,077	16,769
*	ACI Worldwide Inc.	337,889	16,509
	Diebold Inc.	543,118	16,467
^	IPG Photonics Corp.	247,003	16,403
*	QLIK Technologies Inc.	634,392	16,386
*	Verint Systems Inc.	447,749	16,365
	Plantronics Inc.	365,514	16,152
	Anixter International Inc.	230,340	16,105
*	Palo Alto Networks Inc.	281,937	15,958
*	Itron Inc.	337,496	15,660
*	Sourcefire Inc.	263,145	15,586
	Convergys Corp.	911,701	15,526
*	Vishay Intertechnology Inc.	1,130,731	15,389
*	Fairchild Semiconductor International Inc. Class A	1,087,371	15,375
*	Tech Data Corp.	324,350	14,794
	Mentor Graphics Corp.	809,558	14,613
	Cognex Corp.	345,315	14,555
	j2 Global Inc.	370,961	14,545
*	Acme Packet Inc.	492,460	14,390
	Lexmark International Inc. Class A	541,082	14,285
*	Hittite Microwave Corp.	233,800	14,159
*	Tyler Technologies Inc.	230,972	14,149
*	Ciena Corp.	870,876	13,943
	Fair Isaac Corp.	303,320	13,859
*	Zynga Inc. Class A	4,106,491	13,798
	Dolby Laboratories Inc. Class A	409,594	13,746
*	Silicon Laboratories Inc.	331,950	13,729
*	SS&C Technologies Holdings Inc.	440,182	13,197
*	TiVo Inc.	1,063,529	13,177
*	EchoStar Corp. Class A	335,769	13,085

*	Veeco Instruments Inc.	338,858	12,988
*	Acxiom Corp.	634,173	12,937
*	RF Micro Devices Inc.	2,412,559	12,835
	Littelfuse Inc.	188,880	12,816
	Cypress Semiconductor Corp.	1,153,408	12,722
*	Take-Two Interactive Software Inc.	787,268	12,714
*	Manhattan Associates Inc.	170,713	12,682
*	International Rectifier Corp.	598,163	12,651
*	Cirrus Logic Inc.	553,212	12,586
*	OpenTable Inc.	197,177	12,418
*	Workday Inc. Class A	200,938	12,384
	MKS Instruments Inc.	455,006	12,376
*	PMC - Sierra Inc.	1,738,259	11,803
	Coherent Inc.	207,819	11,792
*	Entegris Inc.	1,191,534	11,749
*	Sapient Corp.	954,321	11,633
	Blackbaud Inc.	391,322	11,595
*	CACI International Inc. Class A	197,687	11,440
*	Progress Software Corp.	500,485	11,401
*	Synaptics Inc.	276,050	11,232
*	NETGEAR Inc.	331,158	11,097
*	Euronet Worldwide Inc.	413,654	10,896
*	Dealertrack Technologies Inc.	370,160	10,875
	Power Integrations Inc.	247,493	10,744
*	Finisar Corp.	803,321	10,596
*	Cardtronics Inc.	384,820	10,567
*	WebMD Health Corp.	433,610	10,545
	ADTRAN Inc.	533,068	10,475
	Heartland Payment Systems Inc.	317,146	10,456
*	Universal Display Corp.	349,976	10,286
*	OSI Systems Inc.	162,669	10,133
*	Electronics for Imaging Inc.	398,951	10,117
*	Ixia	458,150	9,914
	Syntel Inc.	145,097	9,797
*,^ Fusion-io Inc.		597,904	9,788
	NIC Inc.	509,579	9,764
*	Guidewire Software Inc.	248,845	9,566
	Intersil Corp. Class A	1,097,045	9,555
*	Integrated Device Technology Inc.	1,251,908	9,352
*	Ultratech Inc.	233,927	9,247
*	Cornerstone OnDemand Inc.	270,904	9,238
*	Bottomline Technologies de Inc.	323,671	9,228
*	QLogic Corp.	790,825	9,174
*	Splunk Inc.	228,284	9,138
*	MEMC Electronic Materials Inc.	1,998,802	8,795
*	Vantiv Inc. Class A	368,887	8,757
*	Unisys Corp.	380,918	8,666
*	Benchmark Electronics Inc.	479,919	8,648
*	SYNNEX Corp.	229,250	8,482
	Tessera Technologies Inc.	452,020	8,475
*	Sanmina Corp.	709,908	8,065
*	Insight Enterprises Inc.	385,347	7,946
	MTS Systems Corp.	135,902	7,903
*	MicroStrategy Inc. Class A	76,796	7,763
*	Advent Software Inc.	274,060	7,665
*	Netscout Systems Inc.	311,183	7,646
	Monotype Imaging Holdings Inc.	321,296	7,631

*	Kulicke & Soffa Industries Inc.	649,335	7,506
*	ExlService Holdings Inc.	225,318	7,408
*	Plexus Corp.	303,482	7,378
*	Synchronoss Technologies Inc.	234,961	7,291
*	Cray Inc.	313,901	7,286
*	Infoblox Inc.	334,320	7,255
*	Cabot Microelectronics Corp.	200,707	6,975
*,^ VirnetX Holding Corp.		362,373	6,947
*	TriQuint Semiconductor Inc.	1,374,685	6,942
*	Rogers Corp.	143,589	6,838
	Monolithic Power Systems Inc.	278,999	6,799
*	Infinera Corp.	970,621	6,794
	Loral Space & Communications Inc.	109,106	6,751
*	ScanSource Inc.	239,214	6,751
	Badger Meter Inc.	123,943	6,633
*	Rofin-Sinar Technologies Inc.	243,154	6,587
*	Diodes Inc.	310,938	6,523
*	RealPage Inc.	313,331	6,489
*	Freescale Semiconductor Ltd.	431,241	6,421
*	OmniVision Technologies Inc.	463,638	6,389
*	BroadSoft Inc.	240,864	6,376
*	FARO Technologies Inc.	146,916	6,375
*,^ Liquidity Services Inc.		212,207	6,326
*	Sonus Networks Inc.	2,435,972	6,309
*	ATMI Inc.	277,027	6,214
*	CSG Systems International Inc.	291,800	6,183
	Tellabs Inc.	2,863,149	5,984
*	LivePerson Inc.	434,936	5,906
	Brooks Automation Inc.	574,771	5,851
*,^ Angie's List Inc.		294,032	5,810
*	Harmonic Inc.	1,002,253	5,803
*	iGATE Corp.	308,033	5,794
*	Interactive Intelligence Group Inc.	129,101	5,726
*	Newport Corp.	330,967	5,600
*	Advanced Energy Industries Inc.	302,563	5,537
	ManTech International Corp. Class A	204,726	5,501
*	Lattice Semiconductor Corp.	1,007,432	5,491
*	Blucora Inc.	353,809	5,477
*	Rambus Inc.	960,033	5,386
*	Sykes Enterprises Inc.	337,405	5,385
*	Comverse Inc.	189,392	5,311
*	Spansion Inc. Class A	411,625	5,298
*	Measurement Specialties Inc.	129,251	5,140
*	Monster Worldwide Inc.	1,013,070	5,136
*	Checkpoint Systems Inc.	391,259	5,110
*	comScore Inc.	304,465	5,109
	AVX Corp.	427,291	5,085
*	Emulex Corp.	777,529	5,077
*	Move Inc.	417,915	4,994
*	Exar Corp.	474,696	4,984
	Micrel Inc.	473,550	4,977
*	TeleTech Holdings Inc.	231,905	4,919
*	PROS Holdings Inc.	180,968	4,917
	EarthLink Inc.	902,405	4,891
*	Dice Holdings Inc.	479,978	4,862
*	Accelrys Inc.	491,797	4,800
	United Online Inc.	783,677	4,726

*	Websense Inc.	312,267	4,684
^	Ebix Inc.	288,329	4,677
*	Internap Network Services Corp.	494,839	4,627
	Park Electrochemical Corp.	181,331	4,595
*	Intermec Inc.	467,380	4,594
	Booz Allen Hamilton Holding Corp.	338,314	4,547
*	Digital River Inc.	318,640	4,506
*	Web.com Group Inc.	262,883	4,490
*	Virtusa Corp.	188,687	4,483
*,^ RealD Inc.		344,444	4,478
	EPIQ Systems Inc.	315,044	4,420
	Methode Electronics Inc.	338,913	4,365
*	Power-One Inc.	1,050,761	4,361
	Forrester Research Inc.	135,393	4,285
*	Applied Micro Circuits Corp.	555,990	4,125
	Pegasystems Inc.	142,861	4,012
*	SPS Commerce Inc.	93,666	3,997
*	Trulia Inc.	126,996	3,985
	Comtech Telecommunications Corp.	164,029	3,983
*	SciQuest Inc.	163,962	3,942
*	Silicon Graphics International Corp.	285,823	3,930
*	Bankrate Inc.	328,619	3,924
*	Silicon Image Inc.	806,052	3,917
*	Global Cash Access Holdings Inc.	550,063	3,878
*	ExactTarget Inc.	161,398	3,756
*	LogMeIn Inc.	193,648	3,722
	Daktronics Inc.	353,212	3,709
*	SunPower Corp. Class A	319,802	3,691
*	Imperva Inc.	93,427	3,597
*	ServiceNow Inc.	96,510	3,494
	Cass Information Systems Inc.	83,082	3,493
	CTS Corp.	330,648	3,452
*	Constant Contact Inc.	264,835	3,438
*	Stamps.com Inc.	137,285	3,428
*	TTM Technologies Inc.	447,650	3,402
*,^ Amkor Technology Inc.		847,370	3,389
*	Jive Software Inc.	221,291	3,364
*,^ GT Advanced Technologies Inc.		1,022,145	3,363
*	Rudolph Technologies Inc.	285,110	3,359
*	Tangoe Inc.	266,293	3,299
*	Perficient Inc.	281,115	3,278
*	Ceva Inc.	208,029	3,245
	Black Box Corp.	146,409	3,193
*	InvenSense Inc.	291,600	3,114
*	Entropic Communications Inc.	763,486	3,107
*	Volterra Semiconductor Corp.	218,370	3,101
	Computer Task Group Inc.	142,649	3,051
	Electro Scientific Industries Inc.	275,154	3,040
*	Anaren Inc.	152,789	2,963
*	Oplink Communications Inc.	180,532	2,961
*	XO Group Inc.	293,702	2,937
	Electro Rent Corp.	158,318	2,935
*	Photronics Inc.	430,767	2,878
*	Super Micro Computer Inc.	254,156	2,869
*	PDF Solutions Inc.	176,665	2,830
	IXYS Corp.	294,856	2,828
*	Seachange International Inc.	233,574	2,777

*	DTS Inc.	161,520	2,686
*	Actuate Corp.	429,858	2,579
*	CalAmp Corp.	232,231	2,548
*	Quantum Corp.	1,974,620	2,528
*	LTX-Credence Corp.	413,188	2,496
*,^ Higher One Holdings Inc.		275,292	2,447
*	Unwired Planet Inc.	1,101,196	2,445
*	Immersion Corp.	207,098	2,431
*	Nanometrics Inc.	168,232	2,428
*	CIBER Inc.	515,821	2,424
*	Saba Software Inc.	304,079	2,417
*	Vocus Inc.	170,724	2,416
*	Envestnet Inc.	137,383	2,406
	Supertex Inc.	108,270	2,405
*	FormFactor Inc.	502,178	2,360
*	Extreme Networks	700,141	2,359
*	Yelp Inc.	99,490	2,359
*	Kemet Corp.	374,964	2,344
*	VASCO Data Security International Inc.	274,455	2,316
*	NVE Corp.	40,962	2,311
*	Callidus Software Inc.	504,239	2,304
*	Aviat Networks Inc.	655,419	2,209
*	support.com Inc.	521,846	2,181
*	MoneyGram International Inc.	119,688	2,166
*	Procera Networks Inc.	182,013	2,164
*	DSP Group Inc.	268,032	2,163
*	ServiceSource International Inc.	302,197	2,137
*,^ Neonode Inc.		362,094	2,089
*	Agilysys Inc.	209,773	2,085
	Telular Corp.	207,233	2,085
	Cohu Inc.	221,571	2,074
	Keynote Systems Inc.	144,219	2,013
*	Zix Corp.	559,817	2,004
*	Kopin Corp.	539,317	1,995
*	Fabrinet	135,211	1,975
*	Globecomm Systems Inc.	163,563	1,964
*	Calix Inc.	238,206	1,941
*	Lionbridge Technologies Inc.	497,644	1,926
*	Datalink Corp.	159,005	1,921
*	Bazaarvoice Inc.	260,788	1,909
*	Digi International Inc.	213,482	1,906
*	Demand Media Inc.	220,692	1,905
*	Integrated Silicon Solution Inc.	207,393	1,902
*	Ellie Mae Inc.	78,673	1,892
*,^ Glu Mobile Inc.		628,541	1,873
*	Zygo Corp.	124,135	1,838
*	Mercury Systems Inc.	248,762	1,833
*	Market Leader Inc.	204,005	1,828
*	Guidance Software Inc.	167,934	1,822
*	KVH Industries Inc.	133,168	1,807
*	PRGX Global Inc.	258,759	1,798
*	EPAM Systems Inc.	76,163	1,769
	American Software Inc. Class A	209,086	1,740
*	Proofpoint Inc.	102,427	1,727
*	Demandware Inc.	67,417	1,709
	PC Connection Inc.	104,063	1,701
*	Key Tronic Corp.	147,774	1,694

*	Avid Technology Inc.	263,903	1,655
*	STEC Inc.	373,865	1,652
*	Travelzoo Inc.	75,878	1,622
*	MoSys Inc.	344,053	1,620
*,^ Parkervision Inc.		436,889	1,603
*	ANADIGICS Inc.	792,054	1,584
*	Aeroflex Holding Corp.	201,090	1,581
*	Pervasive Software Inc.	170,783	1,566
*	PLX Technology Inc.	340,964	1,555
*	Limelight Networks Inc.	749,981	1,545
*	QuinStreet Inc.	254,112	1,517
*	Multi-Fineline Electronix Inc.	97,333	1,502
*	Ipass Inc.	751,261	1,488
*	Pericom Semiconductor Corp.	217,938	1,484
*	Symmetricom Inc.	312,876	1,420
*	IntraLinks Holdings Inc.	219,096	1,393
*	RealNetworks Inc.	179,874	1,387
*	ModusLink Global Solutions Inc.	417,910	1,379
*	Vishay Precision Group Inc.	93,125	1,368
*	Oclaro Inc.	1,082,451	1,364
*	Sigma Designs Inc.	277,279	1,350
*	Reis Inc.	86,411	1,343
*	Inphi Corp.	125,850	1,315
*,^ OCZ Technology Group Inc.		730,554	1,315
*	Active Network Inc.	310,136	1,299
*	GSI Group Inc.	151,601	1,293
*	Radisys Corp.	260,627	1,282
	Richardson Electronics Ltd.	107,140	1,271
*	Maxwell Technologies Inc.	233,819	1,260
*	NAPCO Security Technologies Inc.	305,202	1,221
*,^ Uni-Pixel Inc.		39,757	1,219
*	Responsys Inc.	135,127	1,196
*	FalconStor Software Inc.	438,875	1,176
^	Ubiquiti Networks Inc.	82,500	1,132
*,^ Mitek Systems Inc.		237,452	1,111
	Mesa Laboratories Inc.	20,970	1,111
*	Ikanos Communications Inc.	546,808	1,094
	MOCON Inc.	75,913	1,075
*	PCM Inc.	128,872	1,070
	Bel Fuse Inc. Class B	66,731	1,042
	Transact Technologies Inc.	130,847	1,032
*	AXT Inc.	339,489	998
*	Official Payments Holdings Inc. Class B	175,717	996
	Tessco Technologies Inc.	45,956	994
*	Ultra Clean Holdings	152,882	994
*	E2open Inc.	49,541	988
	Aware Inc.	207,242	960
*	Mindspeed Technologies Inc.	285,629	951
*	Rosetta Stone Inc.	61,704	949
	Marchex Inc. Class B	225,315	949
*	Imation Corp.	245,243	937
*	Rubicon Technology Inc.	141,164	932
*	ShoreTel Inc.	252,986	918
	Hackett Group Inc.	196,636	899
	QAD Inc. Class A	69,282	890
	Communications Systems Inc.	89,940	886
*	Research Frontiers Inc.	235,643	867

	ePlus Inc.	18,444	852
*	Carbonite Inc.	76,227	835
	Digimarc Corp.	37,954	834
*	Intevac Inc.	175,890	830
*	Brightcove Inc.	133,682	830
*	Axcelis Technologies Inc.	656,001	820
*	Meru Networks Inc.	119,679	808
*,^ QuickLogic Corp.		328,053	807
*	Innodata Inc.	233,860	807
	Frequency Electronics Inc.	86,235	805
	PC-Tel Inc.	110,067	781
*,^ Parametric Sound Corp.		38,174	765
*	STR Holdings Inc.	351,720	763
*,^ Wave Systems Corp. Class A		1,111,886	759
*	Dynamics Research Corp.	127,396	759
*	Emcore Corp.	129,740	755
*	TeleCommunication Systems Inc. Class A	333,583	744
	Rimage Corp.	81,635	736
*	Telenav Inc.	111,994	722
*	Datawatch Corp.	47,188	716
*	M/A-COM Technology Solutions Holdings Inc.	43,591	701
	Evolving Systems Inc.	106,262	674
*	Echelon Corp.	272,181	664
*	Qualys Inc.	52,101	643
*	eGain Communications Corp.	73,322	635
	Astro-Med Inc.	65,498	627
*	Pfsweb Inc.	155,162	622
*	Westell Technologies Inc. Class A	304,816	613
*	MaxLinear Inc.	96,536	599
*,^ Local Corp.		348,731	593
*	ID Systems Inc.	103,916	592
*	Bsquare Corp.	190,233	582
*	GSI Technology Inc.	86,863	572
*,^ CVD Equipment Corp.		55,875	569
*	IEC Electronics Corp.	91,854	528
*	Millennial Media Inc.	82,675	525
*	Autobytel Inc.	116,348	505
*	PAR Technology Corp.	106,779	503
*,^ Vringo Inc.		152,995	485
*	Cinedigm Digital Cinema Corp. Class A	307,229	479
	Optical Cable Corp.	112,281	468
*	Dot Hill Systems Corp.	421,247	463
*	Analysts International Corp.	117,780	452
*	Numerex Corp. Class A	35,182	450
*	Ruckus Wireless Inc.	20,900	439
*	Information Services Group Inc.	206,647	417
*	Onvia Inc.	107,083	410
*	GSE Systems Inc.	199,394	399
*	USA Technologies Inc.	147,130	385
*	NetSol Technologies Inc.	28,577	376
*	Amtech Systems Inc.	103,389	373
*	Internet Patents Corp.	100,700	373
	TheStreet Inc.	193,979	371
*,^ MeetMe Inc.		161,825	369
*	CyberOptics Corp.	65,536	368
*	LoJack Corp.	116,077	362
*	Crossroads Systems Inc.	161,188	359

*	Wireless Telecom Group Inc.	227,636	355
*	Mattson Technology Inc.	252,809	349
*	Cascade Microtech Inc.	46,248	331
*	Pixelworks Inc.	148,862	330
*,^ Document Security Systems Inc.		145,099	329
*	ClearOne Inc.	36,581	317
*	LRAD Corp.	273,661	285
*	Lantronix Inc.	134,602	279
*	Video Display Corp.	71,008	274
*	Model N Inc.	13,698	272
	eMagin Corp.	78,635	270
*	LGL Group Inc.	47,780	269
*	Marin Software Inc.	16,116	265
	Alliance Fiber Optic Products Inc.	20,188	263
*	Data I/O Corp.	180,066	261
*	BTU International Inc.	113,437	258
*	Netlist Inc.	327,952	256
*	Intermolecular Inc.	24,999	255
*	Selectica Inc.	25,832	234
*	Novatel Wireless Inc.	114,788	228
*	TechTarget Inc.	45,592	223
*	Newtek Business Services Inc.	111,103	222
*	Park City Group Inc.	58,644	217
*	Edgewater Technology Inc.	52,896	207
*	Spark Networks Inc.	29,222	206
*	Viasystems Group Inc.	14,776	193
*	NCI Inc. Class A	39,778	193
	Soundbite Communications Inc.	60,356	186
*	Aetrium Inc.	215,721	181
*	Looksmart Ltd.	208,579	177
	Crexendo Inc.	63,993	175
*	Sonic Foundry Inc.	27,319	174
*	Asure Software Inc.	26,536	169
*	Hauppauge Digital Inc.	158,139	166
*	Planar Systems Inc.	85,259	160
	QAD Inc. Class B	14,091	160
*	Zhone Technologies Inc.	176,491	157
*	Performance Technologies Inc.	174,654	156
*	Mattersight Corp.	33,638	144
	Concurrent Computer Corp.	17,690	140
*	Majesco Entertainment Co.	254,558	139
*,^ FriendFinder Networks Inc.		249,905	130
*	Bridgeline Digital Inc.	96,477	123
*	Envivio Inc.	71,426	121
	TSR Inc.	27,043	108
*	WidePoint Corp.	167,039	104
*	Infosonics Corp.	187,832	102
*	Overland Storage Inc.	82,272	98
*	Interphase Corp.	34,145	86
*	World Energy Solutions Inc.	19,534	85
*	NeoPhotonics Corp.	16,616	85
*	Rainmaker Systems Inc.	183,396	82
*	Intellicheck Mobilisa Inc.	205,951	80
	Bel Fuse Inc. Class A	5,719	79
*	Digital Ally Inc.	18,621	79
*	iGO Inc.	19,786	78
*	ClearSign Combustion Corp.	10,807	77

* StarTek Inc.	12,980	76
* MEMSIC Inc.	26,585	72
Globalscape Inc.	45,890	72
* Inuvo Inc.	107,405	72
* Peregrine Semiconductor Corp.	7,300	71
* Identive Group Inc.	47,248	70
* TigerLogic Corp.	31,580	61
* MakeMusic Inc.	12,456	60
* Relm Wireless Corp.	26,672	59
* Dialogic Inc.	27,160	48
* Spire Corp.	69,782	48
* Advanced Photonix Inc. Class A	99,780	47
* Lightpath Technologies Inc. Class A	62,358	47
* CSP Inc.	7,884	46
* WebMediaBrands Inc.	27,418	45
* BroadVision Inc.	4,943	44
* SED International Holdings Inc.	15,000	38
* Superconductor Technologies Inc.	14,507	37
* Daegis Inc.	31,670	36
* Exa Corp.	3,623	35
* Net Element International Inc.	12,251	33
* Wireless Ronin Technologies Inc.	21,347	32
* Microvision Inc.	17,070	27
* Sutron Corp.	3,900	23
* GigOptix Inc.	15,789	17
* Marlborough Software Development Holdings Inc.	131,616	16
* Remark Media Inc.	9,192	16
* Synacor Inc.	5,300	16
* Qualstar Corp.	9,220	15
* Ambient Corp.	5,411	13
* Hutchinson Technology Inc.	4,812	13
* Transwitch Corp.	15,891	8
* Cover-All Technologies Inc.	3,931	5
* Smith Micro Software Inc.	2,300	3
* DayStar Technologies Inc.	3,222	2
* IntriCon Corp.	400	2
* Sevcon Inc.	500	2
		4,199,658
Materials (5.7%)
Celanese Corp. Class A	1,365,516	60,151
Rock Tenn Co. Class A	614,463	57,016
* Crown Holdings Inc.	1,237,479	51,492
Albemarle Corp.	762,889	47,696
* WR Grace & Co.	609,928	47,276
Ashland Inc.	630,718	46,862
Reliance Steel & Aluminum Co.	654,880	46,608
Valspar Corp.	718,343	44,717
Rockwood Holdings Inc.	673,791	44,093
Martin Marietta Materials Inc.	394,020	40,198
Royal Gold Inc.	556,639	39,538
Packaging Corp. of America	843,081	37,829
Axiall Corp.	598,511	37,203
RPM International Inc.	1,135,517	35,860
Aptargroup Inc.	567,394	32,540
Huntsman Corp.	1,647,750	30,632
Sonoco Products Co.	867,304	30,347
Steel Dynamics Inc.	1,890,122	29,996

Cytec Industries Inc.	382,263	28,318
Eagle Materials Inc.	402,670	26,830
* Louisiana-Pacific Corp.	1,192,729	25,763
NewMarket Corp.	92,220	24,010
Domtar Corp.	297,695	23,107
Compass Minerals International Inc.	284,551	22,451
PolyOne Corp.	854,302	20,854
Carpenter Technology Corp.	380,147	18,737
Silgan Holdings Inc.	388,266	18,346
* Chemtura Corp.	839,259	18,136
Cabot Corp.	516,243	17,656
Olin Corp.	688,581	17,366
Sensient Technologies Corp.	430,536	16,830
HB Fuller Co.	429,614	16,789
Westlake Chemical Corp.	171,124	16,000
Commercial Metals Co.	1,000,464	15,857
Walter Energy Inc.	536,853	15,300
* Coeur d'Alene Mines Corp.	774,985	14,616
Scotts Miracle-Gro Co. Class A	333,744	14,431
Worthington Industries Inc.	454,146	14,069
Greif Inc. Class A	259,021	13,889
* Resolute Forest Products	826,247	13,369
* Stillwater Mining Co.	1,010,571	13,067
Minerals Technologies Inc.	301,242	12,505
* Allied Nevada Gold Corp.	701,670	11,549
* Texas Industries Inc.	179,421	11,323
Balchem Corp.	254,314	11,175
* Graphic Packaging Holding Co.	1,440,076	10,786
* Clearwater Paper Corp.	198,768	10,473
Schweitzer-Mauduit International Inc.	269,600	10,442
Innophos Holdings Inc.	187,776	10,245
Buckeye Technologies Inc.	334,608	10,022
* SunCoke Energy Inc.	605,341	9,885
Hecla Mining Co.	2,470,323	9,758
Stepan Co.	150,949	9,525
Kaiser Aluminum Corp.	145,392	9,400
KapStone Paper and Packaging Corp.	334,350	9,295
PH Glatfelter Co.	371,207	8,679
Intrepid Potash Inc.	462,285	8,672
* Calgon Carbon Corp.	463,175	8,383
* RTI International Metals Inc.	262,379	8,315
A Schulman Inc.	253,794	8,010
Koppers Holdings Inc.	178,157	7,835
Globe Specialty Metals Inc.	551,740	7,680
Boise Inc.	791,546	6,855
* Headwaters Inc.	625,671	6,820
Quaker Chemical Corp.	113,229	6,683
AMCOL International Corp.	218,662	6,601
* OM Group Inc.	280,783	6,593
* Kraton Performance Polymers Inc.	279,314	6,536
* McEwen Mining Inc.	2,271,166	6,496
Deltic Timber Corp.	94,187	6,473
American Vanguard Corp.	208,004	6,352
* Flotek Industries Inc.	385,493	6,303
Tredegar Corp.	211,337	6,222
Haynes International Inc.	106,510	5,890
Materion Corp.	199,860	5,696

*	LSB Industries Inc.	162,816	5,663
*,^ Molycorp Inc.		1,067,475	5,551
	Schnitzer Steel Industries Inc.	204,025	5,439
*	Ferro Corp.	738,147	4,983
	Neenah Paper Inc.	158,770	4,884
	Wausau Paper Corp.	434,346	4,682
	Tronox Ltd. Class A	205,415	4,069
	Myers Industries Inc.	289,196	4,037
^	AK Steel Holding Corp.	1,154,937	3,823
*	Berry Plastics Group Inc.	200,665	3,823
*	Horsehead Holding Corp.	350,487	3,813
*	Century Aluminum Co.	461,417	3,571
	Zep Inc.	226,853	3,405
*	OMNOVA Solutions Inc.	434,692	3,334
	Hawkins Inc.	82,166	3,283
*	AEP Industries Inc.	43,386	3,116
^	Kronos Worldwide Inc.	198,164	3,101
	Olympic Steel Inc.	122,545	2,929
	US Silica Holdings Inc.	122,166	2,881
	Noranda Aluminum Holding Corp.	585,892	2,631
*	Landec Corp.	181,012	2,619
*	ADA-ES Inc.	98,566	2,619
*,^ Zoltek Cos. Inc.		208,056	2,486
*,^ AM Castle & Co.		137,563	2,407
*	Universal Stainless & Alloy	54,831	1,993
	Metals USA Holdings Corp.	94,440	1,950
	FutureFuel Corp.	146,978	1,786
*	Mercer International Inc.	246,222	1,701
*,^ Paramount Gold and Silver Corp.		702,300	1,566
*	General Moly Inc.	693,222	1,532
*	American Pacific Corp.	52,146	1,205
	Synalloy Corp.	79,419	1,102
*	US Concrete Inc.	79,100	1,092
*	Boise Cascade Co.	32,025	1,087
*	Handy & Harman Ltd.	67,082	1,032
*	Penford Corp.	88,373	969
*	United States Lime & Minerals Inc.	18,000	957
*	Senomyx Inc.	452,083	954
	KMG Chemicals Inc.	42,173	820
*	TOR Minerals International Inc.	55,690	645
	Chase Corp.	32,098	620
*,^ Comstock Mining Inc.		287,698	578
*	Solitario Exploration & Royalty Corp.	358,360	573
*	Core Molding Technologies Inc.	56,974	506
*	Arabian American Development Co.	49,424	417
*	Midway Gold Corp.	340,247	415
*	Mod-Pac Corp.	49,498	372
^	Great Northern Iron Ore Properties	4,906	366
*	Material Sciences Corp.	30,525	330
*	US Antimony Corp.	147,234	255
*	UFP Technologies Inc.	10,767	212
*,^ Silver Bull Resources Inc.		463,119	205
*	Mines Management Inc.	191,754	183
*	GSE Holding Inc.	15,688	130
*,^ Clean Diesel Technologies Inc.		51,075	111
*	Timberline Resources Corp.	366,815	63
*	Verso Paper Corp.	37,309	49

*	Continental Materials Corp.	600	11
*	Prospect Global Resources Inc.	4,600	1
			1,588,259
Telecommunication Services (0.9%)
*	SBA Communications Corp. Class A	1,085,506	78,178
*	tw telecom inc Class A	1,300,352	32,756
*	Level 3 Communications Inc.	1,383,518	28,072
	Telephone & Data Systems Inc.	867,931	18,287
*	Clearwire Corp. Class A	3,798,263	12,306
	Cogent Communications Group Inc.	375,603	9,916
*,^ NII Holdings Inc.		1,485,704	6,433
*	Cincinnati Bell Inc.	1,732,533	5,648
	Consolidated Communications Holdings Inc.	318,425	5,588
*	Premiere Global Services Inc.	470,863	5,175
*	United States Cellular Corp.	124,530	4,483
*	8x8 Inc.	645,121	4,419
	Atlantic Tele-Network Inc.	78,187	3,793
*	Leap Wireless International Inc.	555,511	3,272
*	General Communication Inc. Class A	343,575	3,151
*	Vonage Holdings Corp.	1,063,348	3,073
	USA Mobility Inc.	226,465	3,005
	Shenandoah Telecommunications Co.	197,091	3,002
*	Iridium Communications Inc.	497,298	2,994
*	inContact Inc.	301,560	2,440
*,^ Fairpoint Communications Inc.		296,262	2,213
	Lumos Networks Corp.	164,119	2,212
*	Cbeyond Inc.	279,324	2,075
*	ORBCOMM Inc.	386,562	2,014
	IDT Corp. Class B	160,599	1,937
	NTELOS Holdings Corp.	122,804	1,573
	HickoryTech Corp.	136,657	1,387
*	Hawaiian Telcom Holdco Inc.	48,209	1,112
	Neutral Tandem Inc.	284,255	930
	Alaska Communications Systems Group Inc.	358,802	596
*	Towerstream Corp.	261,065	582
*,^ Elephant Talk Communications Corp.		442,889	540
	Alteva	55,401	508
	Primus Telecommunications Group Inc.	41,555	459
*	Multiband Corp.	92,814	227
*	Boingo Wireless Inc.	37,447	207
*	NTS Inc.	48,081	51
			254,614
Utilities (3.8%)
*	Calpine Corp.	3,287,136	67,715
	American Water Works Co. Inc.	1,517,765	62,896
	OGE Energy Corp.	848,320	59,365
	Alliant Energy Corp.	953,106	47,827
	National Fuel Gas Co.	715,140	43,874
	MDU Resources Group Inc.	1,621,479	40,521
	NV Energy Inc.	2,012,970	40,320
	ITC Holdings Corp.	438,439	39,135
	Aqua America Inc.	1,205,130	37,889
	UGI Corp.	971,859	37,310
	Questar Corp.	1,502,823	36,564
	Westar Energy Inc.	1,088,691	36,123
	Atmos Energy Corp.	776,853	33,164

Great Plains Energy Inc.	1,317,036	30,542
Vectren Corp.	705,751	24,998
Cleco Corp.	522,767	24,586
Hawaiian Electric Industries Inc.	842,396	23,343
^ Piedmont Natural Gas Co. Inc.	651,549	21,423
IDACORP Inc.	430,655	20,788
Portland General Electric Co.	648,881	19,681
WGL Holdings Inc.	443,317	19,550
* Dynegy Inc.	814,920	19,550
Southwest Gas Corp.	397,309	18,856
UNS Energy Corp.	355,807	17,413
UIL Holdings Corp.	437,264	17,311
Black Hills Corp.	379,816	16,727
New Jersey Resources Corp.	358,818	16,093
PNM Resources Inc.	683,427	15,917
South Jersey Industries Inc.	272,676	15,158
ALLETE Inc.	305,031	14,953
Avista Corp.	516,635	14,156
NorthWestern Corp.	321,852	12,829
El Paso Electric Co.	346,989	11,676
MGE Energy Inc.	199,956	11,085
Northwest Natural Gas Co.	232,300	10,179
Otter Tail Corp.	312,514	9,732
American States Water Co.	166,139	9,565
CH Energy Group Inc.	129,371	8,460
Empire District Electric Co.	367,002	8,221
California Water Service Group	401,458	7,989
Laclede Group Inc.	181,569	7,753
Chesapeake Utilities Corp.	93,426	4,582
Ormat Technologies Inc.	186,480	3,851
SJW Corp.	118,338	3,136
Unitil Corp.	110,229	3,101
Middlesex Water Co.	151,387	2,955
Connecticut Water Service Inc.	74,835	2,187
York Water Co.	93,764	1,763
Artesian Resources Corp. Class A	78,242	1,758
Delta Natural Gas Co. Inc.	74,312	1,624
Genie Energy Ltd. Class B	147,785	1,368
* Cadiz Inc.	124,837	844
* Pure Cycle Corp.	87,292	458
* US Geothermal Inc.	514,441	175
* Synthesis Energy Systems Inc.	145,152	151
* American DG Energy Inc.	49,512	104
		1,059,294
Total Common Stocks (Cost $22,171,905)		27,949,297

					Market
					Value
		Coupon		Shares	($000)
Temporary Cash Investments (2.1%)[1]
Money Market Fund (2.0%)
[2,3] Vanguard Market Liquidity Fund		0.147%		578,473,788	578,474

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
[4,5] Fannie Mae Discount Notes		0.095%	4/3/13	2,000	2,000
[4,5] Fannie Mae Discount Notes		0.120%	6/5/13	5,000	4,998
6	Federal Home Loan Bank Discount Notes	0.090%	4/3/13	3,000	3,000
6	Federal Home Loan Bank Discount Notes	0.085%	4/19/13	3,000	3,000
[4,5] Freddie Mac Discount Notes		0.130%	9/16/13	2,450	2,448
					15,446
Total Temporary Cash Investments (Cost $593,921)					593,920
Total Investments (101.7%) (Cost $22,765,826)					28,543,217
Other Assets and Liabilities-Net (-1.7%)[3]					(486,012)
Net Assets (100%)					28,057,205
Securities with a market value of less than $500 are displayed with a dash.

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $322,513,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 1.7%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $348,968,000 of collateral received for securities on loan.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 Securities with a value of $5,649,000 have been segregated as initial margin for open futures contracts.
6 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

Extended Market Index Fund

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of March 31, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	27,948,759	63	475
Temporary Cash Investments	578,474	15,446	—
Futures Contracts—Assets[1]	507	—	—
Futures Contracts—Liabilities[1]	(3)	—	—
Total	28,527,737	15,509	475
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

Extended Market Index Fund

At March 31, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P MidCap 400 Index	June 2013	542	62,384	1,242
E-mini Russell 2000 Index	June 2013	458	43,460	501

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At March 31, 2013, the cost of investment securities for tax purposes was $22,767,248,000. Net unrealized appreciation of investment securities for tax purposes was $5,775,969,000, consisting of unrealized gains of $7,471,263,000 on securities that had risen in value since their purchase and $1,695,294,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Total Stock Market Index Fund

Schedule of Investments
As of March 31, 2013

			Market
			Value
		Shares	($000)
Common Stocks (99.5%)[1]
Consumer Discretionary (12.4%)
	Home Depot Inc.	20,820,264	1,452,838
	McDonald's Corp.	13,980,275	1,393,694
	Comcast Corp. Class A	32,117,195	1,349,243
*	Amazon.com Inc.	5,045,926	1,344,689
	Walt Disney Co.	23,442,854	1,331,554
	News Corp. Class A	27,191,052	829,871
	Time Warner Inc.	13,184,958	759,717
	Ford Motor Co.	49,499,101	650,913
	Lowe's Cos. Inc.	15,661,061	593,867
	NIKE Inc. Class B	10,046,349	592,835
	Starbucks Corp.	10,354,552	589,795
	Target Corp.	8,609,137	589,295
*	priceline.com Inc.	694,365	477,675
	TJX Cos. Inc.	10,158,329	474,902
	Yum! Brands Inc.	6,291,127	452,584
*	DIRECTV	7,991,958	452,425
	Time Warner Cable Inc.	4,202,208	403,664
	Viacom Inc. Class B	6,335,620	390,084
	CBS Corp. Class B	8,246,116	385,011
	Johnson Controls Inc.	9,521,879	333,932
	Las Vegas Sands Corp.	5,733,263	323,069
*	General Motors Co.	10,903,118	303,325
	Macy's Inc.	5,554,861	232,415
*	Dollar General Corp.	4,328,782	218,950
	Omnicom Group Inc.	3,678,698	216,675
	Carnival Corp.	6,203,291	212,773
	Mattel Inc.	4,774,007	209,054
*	Bed Bath & Beyond Inc.	3,208,198	206,672
	VF Corp.	1,227,232	205,868
	Coach Inc.	3,950,402	197,481
	Ross Stores Inc.	3,118,259	189,029
	Comcast Corp.	4,753,368	188,328
	Delphi Automotive plc	4,234,748	188,023
*	AutoZone Inc.	464,997	184,497
	Starwood Hotels & Resorts Worldwide Inc.	2,729,011	173,920
	Virgin Media Inc.	3,550,974	173,891
	Genuine Parts Co.	2,160,196	168,495
	Harley-Davidson Inc.	3,150,640	167,929
*	O'Reilly Automotive Inc.	1,596,174	163,688
*	Liberty Media Corp. Class A	1,459,523	162,927
*	Discovery Communications Inc. Class A	2,018,686	158,951
	Gap Inc.	4,353,051	154,098
*	Dollar Tree Inc.	3,178,455	153,933
*	Liberty Interactive Corp. Class A	7,169,175	153,277
	Limited Brands Inc.	3,413,216	152,434
	Marriott International Inc. Class A	3,563,723	150,496
	Sirius XM Radio Inc.	47,130,784	145,163
	Ralph Lauren Corp. Class A	844,690	143,014
*	Chipotle Mexican Grill Inc. Class A	437,958	142,717

	Kohl's Corp.	3,074,610	141,832
	Wynn Resorts Ltd.	1,118,971	140,050
*	Liberty Global Inc. Class A	1,904,761	139,809
*	Netflix Inc.	733,766	138,983
*	CarMax Inc.	3,181,775	132,680
	Whirlpool Corp.	1,082,438	128,226
	Wyndham Worldwide Corp.	1,961,924	126,505
	Staples Inc.	9,416,496	126,464
*	BorgWarner Inc.	1,627,678	125,885
	Nordstrom Inc.	2,236,019	123,495
	Tiffany & Co.	1,762,842	122,588
	PVH Corp.	1,120,840	119,717
	DISH Network Corp. Class A	2,962,061	112,262
	H&R Block Inc.	3,770,155	110,918
*,^ Liberty Global Inc.		1,537,294	105,504
	Newell Rubbermaid Inc.	3,997,723	104,341
	Tractor Supply Co.	979,667	102,013
	DR Horton Inc.	4,107,645	99,816
*	PulteGroup Inc.	4,802,968	97,212
	PetSmart Inc.	1,496,637	92,941
	Darden Restaurants Inc.	1,790,907	92,554
*	Mohawk Industries Inc.	816,363	92,347
*	Discovery Communications Inc.	1,301,124	90,480
*	LKQ Corp.	4,138,867	90,062
^	Autoliv Inc.	1,302,207	90,035
	Best Buy Co. Inc.	3,982,929	88,222
*,^ Charter Communications Inc. Class A		843,855	87,913
*,^ Lululemon Athletica Inc.		1,405,154	87,611
*	TRW Automotive Holdings Corp.	1,576,012	86,681
	Advance Auto Parts Inc.	1,021,635	84,438
	Polaris Industries Inc.	911,698	84,323
	Expedia Inc.	1,357,048	81,436
	Family Dollar Stores Inc.	1,370,552	80,931
	Lennar Corp. Class A	1,949,428	80,862
*	TripAdvisor Inc.	1,533,341	80,531
	Interpublic Group of Cos. Inc.	6,026,914	78,531
	Scripps Networks Interactive Inc. Class A	1,206,698	77,639
	Signet Jewelers Ltd.	1,127,841	75,565
	Lear Corp.	1,351,096	74,135
*	Sally Beauty Holdings Inc.	2,491,655	73,205
*	NVR Inc.	67,427	72,829
*	Toll Brothers Inc.	2,102,070	71,975
	Foot Locker Inc.	2,098,853	71,865
^	Hasbro Inc.	1,625,630	71,430
	Gannett Co. Inc.	3,199,806	69,980
*	Fossil Inc.	713,081	68,884
*	Ulta Salon Cosmetics & Fragrance Inc.	842,013	68,346
*	Jarden Corp.	1,568,742	67,221
*	MGM Resorts International	5,109,117	67,185
	Leggett & Platt Inc.	1,963,860	66,339
	Royal Caribbean Cruises Ltd.	1,968,550	65,395
*	Panera Bread Co. Class A	394,241	65,144
	Dick's Sporting Goods Inc.	1,358,118	64,239
	Williams-Sonoma Inc.	1,231,411	63,442
*	Urban Outfitters Inc.	1,621,705	62,825
	Tupperware Brands Corp.	768,322	62,803
*	Hanesbrands Inc.	1,358,864	61,910

	International Game Technology	3,698,003	61,017
*	Under Armour Inc. Class A	1,097,956	56,215
	GNC Holdings Inc. Class A	1,379,820	54,199
	Dunkin' Brands Group Inc.	1,466,908	54,100
^	Garmin Ltd.	1,625,489	53,706
	Abercrombie & Fitch Co.	1,147,720	53,025
	Service Corp. International	2,964,777	49,601
*	Penn National Gaming Inc.	906,028	49,315
^	GameStop Corp. Class A	1,714,611	47,958
*	AMC Networks Inc. Class A	748,586	47,296
*	Madison Square Garden Co. Class A	820,914	47,285
	American Eagle Outfitters Inc.	2,471,053	46,209
*	Goodyear Tire & Rubber Co.	3,411,167	43,015
	Brunswick Corp.	1,244,029	42,571
*	Lamar Advertising Co. Class A	875,367	42,552
	Cinemark Holdings Inc.	1,433,598	42,205
	Harman International Industries Inc.	940,314	41,966
*	Tempur-Pedic International Inc.	827,221	41,055
	Six Flags Entertainment Corp.	555,679	40,276
*	Carter's Inc.	695,559	39,835
	Gentex Corp.	1,990,601	39,832
	Cablevision Systems Corp. Class A	2,631,952	39,374
	Chico's FAS Inc.	2,312,216	38,845
	Domino's Pizza Inc.	748,665	38,511
	Brinker International Inc.	1,019,436	38,382
*	Cabela's Inc.	630,547	38,325
*	Visteon Corp.	660,157	38,091
*	Liberty Ventures Class A	485,545	36,697
	Dana Holding Corp.	2,051,815	36,584
	Sotheby's	941,158	35,209
^	JC Penney Co. Inc.	2,283,923	34,510
*	Ascena Retail Group Inc.	1,846,159	34,246
*,^ Tesla Motors Inc.		871,475	33,020
*	Tenneco Inc.	836,078	32,866
*	Starz - Liberty Capital	1,447,812	32,069
*	Big Lots Inc.	883,263	31,153
	Vail Resorts Inc.	496,161	30,921
	Pool Corp.	644,010	30,912
	Dillard's Inc. Class A	390,213	30,651
	Pier 1 Imports Inc.	1,326,931	30,519
	Wolverine World Wide Inc.	680,551	30,196
	Rent-A-Center Inc.	817,191	30,187
*	Bally Technologies Inc.	577,017	29,988
*	Fifth & Pacific Cos. Inc.	1,571,632	29,672
	HSN Inc.	538,498	29,542
	DSW Inc. Class A	462,795	29,526
	Washington Post Co. Class B	64,396	28,785
	Aaron's Inc.	1,000,193	28,686
*,^ Deckers Outdoor Corp.		509,378	28,367
*	Hyatt Hotels Corp. Class A	633,718	27,396
	Cheesecake Factory Inc.	707,679	27,323
	Ryland Group Inc.	626,956	26,094
	John Wiley & Sons Inc. Class A	665,092	25,912
*,^ Sears Holdings Corp.		517,301	25,850
	DeVry Inc.	796,794	25,298
*,^ Coinstar Inc.		431,084	25,184
*,^ Groupon Inc.		4,081,136	24,977

*	Steven Madden Ltd.	573,743	24,751
*	Life Time Fitness Inc.	574,973	24,597
*	Live Nation Entertainment Inc.	1,984,952	24,554
*	Iconix Brand Group Inc.	943,983	24,421
*	Apollo Group Inc. Class A	1,401,538	24,373
*	Lions Gate Entertainment Corp.	1,010,244	24,013
	Cracker Barrel Old Country Store Inc.	296,514	23,973
	Wendy's Co.	4,071,605	23,086
	Guess? Inc.	928,985	23,067
	Thor Industries Inc.	625,040	22,995
	Morningstar Inc.	325,681	22,772
*	Buffalo Wild Wings Inc.	258,053	22,587
*	Lumber Liquidators Holdings Inc.	320,480	22,504
	KB Home	1,032,850	22,485
	Men's Wearhouse Inc.	665,294	22,234
*	AutoNation Inc.	506,846	22,175
*	Meritage Homes Corp.	468,286	21,944
	Hillenbrand Inc.	861,283	21,773
	Cooper Tire & Rubber Co.	832,363	21,358
*	Shutterfly Inc.	477,290	21,082
	MDC Holdings Inc.	572,311	20,975
	Penske Automotive Group Inc.	626,230	20,891
*	Hibbett Sports Inc.	360,991	20,313
*	Genesco Inc.	337,334	20,270
*	Jack in the Box Inc.	581,088	20,100
^	Regal Entertainment Group Class A	1,187,793	19,800
*	ANN Inc.	669,704	19,435
*	DreamWorks Animation SKG Inc. Class A	1,009,609	19,142
	Meredith Corp.	499,873	19,125
*	WMS Industries Inc.	757,246	19,090
*	Crocs Inc.	1,259,396	18,664
^	Buckle Inc.	399,196	18,622
^	Burger King Worldwide Inc.	972,249	18,570
*	Vitamin Shoppe Inc.	375,600	18,348
*	Express Inc.	1,019,906	18,165
*	New York Times Co. Class A	1,842,453	18,056
	Group 1 Automotive Inc.	297,538	17,873
	Texas Roadhouse Inc. Class A	882,287	17,813
*,^ Saks Inc.		1,490,376	17,095
	Arbitron Inc.	360,261	16,885
	Choice Hotels International Inc.	396,476	16,775
*	Francesca's Holdings Corp.	579,594	16,611
	Bob Evans Farms Inc.	388,763	16,569
	Monro Muffler Brake Inc.	411,373	16,336
^	Weight Watchers International Inc.	385,744	16,244
	Valassis Communications Inc.	542,523	16,205
*	Papa John's International Inc.	260,123	16,081
*	Helen of Troy Ltd.	414,804	15,912
*	Office Depot Inc.	3,951,484	15,529
*	Jos A Bank Clothiers Inc.	389,171	15,528
*	Aeropostale Inc.	1,131,721	15,391
*	Standard Pacific Corp.	1,748,092	15,104
	Dorman Products Inc.	403,979	15,032
*	HomeAway Inc.	461,208	14,989
	DineEquity Inc.	217,221	14,943
*	Children's Place Retail Stores Inc.	330,388	14,808
	Sinclair Broadcast Group Inc. Class A	724,248	14,659

*	Select Comfort Corp.	735,921	14,549
*	Asbury Automotive Group Inc.	393,203	14,427
	Lithia Motors Inc. Class A	302,738	14,374
	Regis Corp.	787,569	14,326
	Jones Group Inc.	1,106,019	14,069
	OfficeMax Inc.	1,201,445	13,949
	News Corp. Class B	452,659	13,924
	Finish Line Inc. Class A	702,902	13,770
	La-Z-Boy Inc.	726,903	13,717
*,^ Conn's Inc.		377,965	13,569
*	Grand Canyon Education Inc.	525,786	13,350
^	Sturm Ruger & Co. Inc.	262,782	13,331
	Matthews International Corp. Class A	381,614	13,315
*	American Axle & Manufacturing Holdings Inc.	975,079	13,310
*	Orient-Express Hotels Ltd. Class A	1,341,749	13,230
*	Tumi Holdings Inc.	613,569	12,848
*	SHFL Entertainment Inc.	764,145	12,662
	Belo Corp. Class A	1,283,722	12,619
	Churchill Downs Inc.	178,297	12,488
*	Marriott Vacations Worldwide Corp.	290,752	12,476
*	Pinnacle Entertainment Inc.	852,843	12,469
*	Ascent Capital Group Inc. Class A	165,317	12,306
	Allison Transmission Holdings Inc.	506,074	12,151
*	AFC Enterprises Inc.	332,818	12,091
	National CineMedia Inc.	765,782	12,084
	Sonic Automotive Inc. Class A	535,481	11,866
	Ameristar Casinos Inc.	450,686	11,821
	International Speedway Corp. Class A	360,238	11,773
	Interval Leisure Group Inc.	540,247	11,745
	Ethan Allen Interiors Inc.	356,362	11,731
	Stage Stores Inc.	449,566	11,635
*,^ Pandora Media Inc.		816,687	11,564
*	BJ's Restaurants Inc.	345,879	11,511
*	Skechers U.S.A. Inc. Class A	544,167	11,509
*	Krispy Kreme Doughnuts Inc.	758,358	10,951
^	Columbia Sportswear Co.	185,748	10,751
	Oxford Industries Inc.	195,007	10,355
	Drew Industries Inc.	275,863	10,017
	Stewart Enterprises Inc. Class A	1,072,614	9,965
	Scholastic Corp.	369,583	9,849
*	Quiksilver Inc.	1,585,884	9,626
*	Sonic Corp.	731,843	9,426
	Brown Shoe Co. Inc.	584,281	9,348
*	iRobot Corp.	364,073	9,342
*	G-III Apparel Group Ltd.	231,476	9,284
*	Steiner Leisure Ltd.	189,083	9,144
	Cato Corp. Class A	376,539	9,090
*,^ K12 Inc.		373,904	9,015
	True Religion Apparel Inc.	335,082	8,749
	Lennar Corp. Class B	269,794	8,704
*	Red Robin Gourmet Burgers Inc.	188,508	8,596
*	American Public Education Inc.	245,812	8,576
	CEC Entertainment Inc.	260,919	8,545
	Movado Group Inc.	253,174	8,486
*	Pep Boys-Manny Moe & Jack	717,876	8,464
*,^ Hovnanian Enterprises Inc. Class A		1,440,291	8,310
*	Winnebago Industries Inc.	400,064	8,257

*,^ Caesars Entertainment Corp.		512,758	8,132
*	M/I Homes Inc.	329,632	8,059
*	Smith & Wesson Holding Corp.	890,950	8,019
*	Arctic Cat Inc.	182,834	7,990
*	Multimedia Games Holding Co. Inc.	381,646	7,965
^	Strayer Education Inc.	161,953	7,835
	Core-Mark Holding Co. Inc.	151,058	7,751
*	Denny's Corp.	1,324,156	7,640
	Hot Topic Inc.	549,872	7,632
*	Zumiez Inc.	321,454	7,361
	Standard Motor Products Inc.	261,394	7,246
*	Biglari Holdings Inc.	18,897	7,052
*	Fiesta Restaurant Group Inc.	262,612	6,978
*	LeapFrog Enterprises Inc.	810,704	6,940
*,^ Barnes & Noble Inc.		407,424	6,702
	Carriage Services Inc. Class A	307,977	6,544
*	Gentherm Inc.	399,060	6,537
*,^ Vera Bradley Inc.		275,770	6,516
	Fred's Inc. Class A	471,926	6,456
	Callaway Golf Co.	969,958	6,421
	American Greetings Corp. Class A	396,767	6,388
*,^ Boyd Gaming Corp.		769,748	6,366
*	Mattress Firm Holding Corp.	183,039	6,322
	Superior Industries International Inc.	333,751	6,234
*	Blue Nile Inc.	179,179	6,173
*	rue21 inc	209,930	6,170
*	Scientific Games Corp. Class A	704,373	6,163
*	America's Car-Mart Inc.	122,441	5,723
*	Capella Education Co.	183,776	5,723
*	Maidenform Brands Inc.	318,822	5,589
*	Ruby Tuesday Inc.	731,944	5,394
	Haverty Furniture Cos. Inc.	259,758	5,341
*,^ Beazer Homes USA Inc.		336,069	5,323
*	Modine Manufacturing Co.	582,458	5,300
*	Libbey Inc.	265,114	5,125
*	EW Scripps Co. Class A	415,576	4,999
	Nexstar Broadcasting Group Inc. Class A	271,309	4,884
	Harte-Hanks Inc.	594,965	4,635
^	RadioShack Corp.	1,356,205	4,557
*	Ruth's Hospitality Group Inc.	473,499	4,517
*	Tuesday Morning Corp.	562,595	4,366
*	Universal Electronics Inc.	186,240	4,330
*	LIN TV Corp. Class A	384,896	4,230
*	Unifi Inc.	221,250	4,226
	Big 5 Sporting Goods Corp.	267,074	4,169
*	Wet Seal Inc. Class A	1,379,266	4,165
	PetMed Express Inc.	306,044	4,106
*	MarineMax Inc.	302,102	4,106
*	Clear Channel Outdoor Holdings Inc. Class A	547,501	4,101
*	Cavco Industries Inc.	85,422	4,064
*	Bravo Brio Restaurant Group Inc.	255,515	4,045
*	Journal Communications Inc. Class A	598,089	4,019
	Shoe Carnival Inc.	193,635	3,958
*	Carmike Cinemas Inc.	218,410	3,958
	Universal Technical Institute Inc.	303,274	3,830
	Fisher Communications Inc.	96,557	3,789
*	Rentrak Corp.	170,345	3,744

	NACCO Industries Inc. Class A	69,444	3,706
	Destination Maternity Corp.	157,626	3,688
*	Cumulus Media Inc. Class A	1,079,526	3,638
	Speedway Motorsports Inc.	194,930	3,507
	Marcus Corp.	276,351	3,452
^	World Wrestling Entertainment Inc. Class A	390,801	3,447
*,^ ITT Educational Services Inc.		249,155	3,433
*	Fuel Systems Solutions Inc.	208,065	3,427
	Stein Mart Inc.	385,820	3,233
*	Christopher & Banks Corp.	499,398	3,211
	Perry Ellis International Inc.	172,018	3,129
	JAKKS Pacific Inc.	297,222	3,118
*	TravelCenters of America LLC	323,625	3,104
	Nutrisystem Inc.	365,155	3,097
*	Gray Television Inc.	651,200	3,054
*	Destination XL Group Inc.	595,180	3,029
	CSS Industries Inc.	116,325	3,021
*	Nautilus Inc.	403,863	2,948
	Hooker Furniture Corp.	178,152	2,840
	Saga Communications Inc. Class A	61,269	2,834
*	Jamba Inc.	987,387	2,814
*	VOXX International Corp. Class A	261,459	2,800
*	Stoneridge Inc.	361,858	2,761
*	Overstock.com Inc.	222,850	2,745
*,^ hhgregg Inc.		244,260	2,699
*	Steinway Musical Instruments Inc.	110,851	2,663
	Town Sports International Holdings Inc.	280,398	2,653
*	Black Diamond Inc.	287,264	2,617
*,^ Bridgepoint Education Inc.		254,715	2,606
*	Exide Technologies	961,570	2,596
^	Blyth Inc.	141,026	2,448
*	Kirkland's Inc.	209,019	2,395
*,^ McClatchy Co. Class A		819,544	2,377
	Bassett Furniture Industries Inc.	148,869	2,376
	Weyco Group Inc.	95,064	2,330
*	Corinthian Colleges Inc.	1,104,920	2,320
*	West Marine Inc.	198,915	2,274
*	Vitacost.com Inc.	313,533	2,267
	Spartan Motors Inc.	422,257	2,242
	Entravision Communications Corp. Class A	693,400	2,212
*,^ Digital Generation Inc.		335,215	2,155
*	Entercom Communications Corp. Class A	288,460	2,146
*	Famous Dave's Of America Inc.	196,618	2,135
*	Citi Trends Inc.	204,553	2,093
^	Bon-Ton Stores Inc.	160,651	2,088
	bebe stores inc	490,485	2,045
*	Bluegreen Corp.	205,443	2,022
*	Orbitz Worldwide Inc.	353,929	2,021
	Cherokee Inc.	145,928	1,999
*	Luby's Inc.	264,943	1,982
*	Federal-Mogul Corp.	328,303	1,980
*	Body Central Corp.	209,867	1,973
	Mac-Gray Corp.	152,549	1,953
	Winmark Corp.	30,183	1,901
*,^ Zagg Inc.		256,399	1,867
	Systemax Inc.	188,321	1,864
	Strattec Security Corp.	65,085	1,850

*	Valuevision Media Inc. Class A	531,410	1,839
*	Isle of Capri Casinos Inc.	291,949	1,836
*	Career Education Corp.	740,695	1,755
*	K-Swiss Inc. Class A	360,599	1,709
*	ReachLocal Inc.	113,000	1,690
	Flexsteel Industries Inc.	67,252	1,664
*	Morgans Hotel Group Co.	280,286	1,659
	AH Belo Corp. Class A	282,231	1,648
*	Daily Journal Corp.	14,678	1,629
	Lincoln Educational Services Corp.	277,693	1,627
*	Zale Corp.	404,536	1,590
*	1-800-Flowers.com Inc. Class A	318,424	1,583
*	Monarch Casino & Resort Inc.	153,094	1,490
*	Geeknet Inc.	100,443	1,484
*	Johnson Outdoors Inc. Class A	60,485	1,442
	Outdoor Channel Holdings Inc.	161,653	1,442
*	Premier Exhibitions Inc.	536,744	1,428
	Culp Inc.	88,952	1,415
*	Joe's Jeans Inc.	832,167	1,415
*,^ American Apparel Inc.		645,430	1,401
*	Delta Apparel Inc.	84,602	1,393
	Lifetime Brands Inc.	120,582	1,376
*	Gordmans Stores Inc.	116,282	1,362
*	Tower International Inc.	95,547	1,338
*	New York & Co. Inc.	314,563	1,287
*	Pacific Sunwear of California Inc.	603,033	1,260
	Einstein Noah Restaurant Group Inc.	84,347	1,251
*,^ Dex One Corp.		728,768	1,246
	Marine Products Corp.	166,467	1,225
*	Reading International Inc. Class A	215,894	1,209
*	Ignite Restaurant Group Inc.	81,538	1,197
	Shiloh Industries Inc.	110,112	1,186
*	Radio One Inc.	678,120	1,146
*	Rocky Brands Inc.	83,767	1,140
*	Gaiam Inc. Class A	266,128	1,118
*	Red Lion Hotels Corp.	157,136	1,117
	Superior Uniform Group Inc.	89,826	1,073
*	Martha Stewart Living Omnimedia Class A	390,644	1,031
	Salem Communications Corp. Class A	127,699	1,013
*	Stanley Furniture Co. Inc.	227,672	1,011
*,^ Skullcandy Inc.		190,795	1,007
*,^ Motorcar Parts of America Inc.		159,681	979
*	Carrols Restaurant Group Inc.	187,152	971
*	Rick's Cabaret International Inc.	107,071	946
*	Navarre Corp.	416,222	945
*	MTR Gaming Group Inc.	277,772	917
*	Build-A-Bear Workshop Inc.	168,197	907
*,^ Media General Inc. Class A		143,348	851
	Ambassadors Group Inc.	195,913	844
*	Harris Interactive Inc.	497,732	836
^	Collectors Universe	70,491	830
*,^ Lee Enterprises Inc.		612,230	778
*,^ Coldwater Creek Inc.		244,705	773
*,^ Cache Inc.		180,624	762
*	Lakes Entertainment Inc.	260,577	756
	Frisch's Restaurants Inc.	41,790	750
	Dover Downs Gaming & Entertainment Inc.	355,462	739

	National American University Holdings Inc.	175,287	684
*,^ SuperMedia Inc.		173,186	670
*	Century Casinos Inc.	229,611	657
	Trans World Entertainment Corp.	160,912	623
*	Furniture Brands International Inc.	613,008	613
	Escalade Inc.	99,114	612
*	Dixie Group Inc.	101,219	567
*	Learning Tree International Inc.	138,784	513
*	Cosi Inc.	719,295	496
	Dover Motorsports Inc.	236,518	473
*	Kid Brands Inc.	298,606	463
*	Skyline Corp.	69,891	417
*	Perfumania Holdings Inc.	64,655	372
	Gaming Partners International Corp.	41,577	358
*	Books-A-Million Inc.	112,514	320
*	Entertainment Gaming Asia Inc.	157,269	302
*	UQM Technologies Inc.	401,083	297
*	dELiA*s Inc.	299,242	296
*,^ Quantum Fuel Systems Technologies Worldwide Inc.		450,862	279
*	Emerson Radio Corp.	169,085	279
	Hastings Entertainment Inc.	121,119	266
*	ALCO Stores Inc.	33,827	253
	Canterbury Park Holding Corp.	24,382	245
*	Hollywood Media Corp.	174,057	218
*,^ Empire Resorts Inc.		108,577	207
*	Cambium Learning Group Inc.	157,716	162
*	US Auto Parts Network Inc.	128,589	154
*	Hovnanian Enterprises Inc. Class B	19,300	111
*,^ Orchard Supply Hardware Stores Corp. Class A		23,110	92
*	Sport Chalet Inc. Class A	65,485	85
	Educational Development Corp.	11,647	44
*	SPAR Group Inc.	16,145	31
	Koss Corp.	2,848	14
	Bowl America Inc. Class A	964	12
*	Universal Travel Group	42,843	11
*	Sport Chalet Inc. Class B	1,820	3
			29,940,044
Consumer Staples (9.5%)
	Procter & Gamble Co.	38,073,902	2,933,975
	Coca-Cola Co.	56,209,878	2,273,127
	Philip Morris International Inc.	23,262,349	2,156,652
	Wal-Mart Stores Inc.	23,291,097	1,742,873
	PepsiCo Inc.	21,539,820	1,704,015
	Altria Group Inc.	28,199,397	969,777
	CVS Caremark Corp.	17,360,135	954,634
	Colgate-Palmolive Co.	6,579,301	776,555
	Mondelez International Inc. Class A	23,508,504	719,595
	Costco Wholesale Corp.	6,021,532	638,945
	Walgreen Co.	12,511,112	596,530
	Kimberly-Clark Corp.	5,449,664	533,958
	General Mills Inc.	8,984,757	443,038
	Kraft Foods Group Inc.	7,836,981	403,840
	HJ Heinz Co.	4,465,210	322,701
	Archer-Daniels-Midland Co.	9,170,515	309,321
	Sysco Corp.	8,185,102	287,870
	Kroger Co.	6,796,877	225,249
	Kellogg Co.	3,493,733	225,101

	Mead Johnson Nutrition Co.	2,827,166	218,964
	Lorillard Inc.	5,408,198	218,221
	Whole Foods Market Inc.	2,454,343	212,914
	Estee Lauder Cos. Inc. Class A	3,306,096	211,689
	Reynolds American Inc.	4,682,068	208,305
	ConAgra Foods Inc.	5,674,906	203,218
	Hershey Co.	2,172,784	190,184
	Clorox Co.	1,726,024	152,805
	JM Smucker Co.	1,524,115	151,131
	Bunge Ltd.	2,034,640	150,217
	Coca-Cola Enterprises Inc.	4,064,128	150,048
	Dr Pepper Snapple Group Inc.	2,905,531	136,415
	Beam Inc.	1,990,965	126,506
	Church & Dwight Co. Inc.	1,942,909	125,570
	Avon Products Inc.	6,009,223	124,571
	McCormick & Co. Inc.	1,670,249	122,847
	Brown-Forman Corp. Class B	1,702,406	121,552
	Campbell Soup Co.	2,616,756	118,696
*	Constellation Brands Inc. Class A	2,210,510	105,309
*,^ Green Mountain Coffee Roasters Inc.		1,823,575	103,506
	Molson Coors Brewing Co. Class B	2,077,194	101,637
	Tyson Foods Inc. Class A	4,027,927	99,973
*	Monster Beverage Corp.	2,069,481	98,797
	Energizer Holdings Inc.	888,755	88,636
^	Safeway Inc.	3,331,851	87,794
	Hormel Foods Corp.	2,009,874	83,048
	Ingredion Inc.	1,066,075	77,099
	Hillshire Brands Co.	1,699,495	59,737
^	Herbalife Ltd.	1,541,767	57,739
	Flowers Foods Inc.	1,728,381	56,933
*	Smithfield Foods Inc.	1,994,839	52,823
*	Dean Foods Co.	2,573,529	46,658
*	United Natural Foods Inc.	682,713	33,589
	Nu Skin Enterprises Inc. Class A	751,983	33,238
*,^ Hain Celestial Group Inc.		542,445	33,133
*	TreeHouse Foods Inc.	502,505	32,738
	Casey's General Stores Inc.	532,032	31,017
*	Darling International Inc.	1,635,273	29,370
	Harris Teeter Supermarkets Inc.	650,594	27,787
*	Fresh Market Inc.	533,878	22,834
	B&G Foods Inc.	729,632	22,246
	PriceSmart Inc.	272,550	21,213
*	Post Holdings Inc.	477,602	20,503
	Lancaster Colony Corp.	262,805	20,236
*	Boston Beer Co. Inc. Class A	122,099	19,492
^	Universal Corp.	325,335	18,232
	Spectrum Brands Holdings Inc.	321,555	18,197
*	Rite Aid Corp.	9,405,778	17,871
*	Prestige Brands Holdings Inc.	692,919	17,801
	Snyders-Lance Inc.	659,484	16,659
	J&J Snack Foods Corp.	208,017	15,994
	Fresh Del Monte Produce Inc.	557,607	15,044
*	Elizabeth Arden Inc.	369,871	14,887
	Sanderson Farms Inc.	270,732	14,787
^	SUPERVALU Inc.	2,871,325	14,471
	Seaboard Corp.	4,926	13,793
	Andersons Inc.	242,771	12,993

*	Susser Holdings Corp.	233,391	11,929
	Vector Group Ltd.	706,188	11,384
	WD-40 Co.	204,149	11,181
*	Pilgrim's Pride Corp.	882,911	8,114
	Cal-Maine Foods Inc.	189,500	8,065
^	Tootsie Roll Industries Inc.	261,414	7,819
*	Boulder Brands Inc.	806,934	7,246
*	Annie's Inc.	186,637	7,141
	Weis Markets Inc.	166,772	6,788
*	Dole Food Co. Inc.	546,440	5,956
	Inter Parfums Inc.	226,102	5,524
	Spartan Stores Inc.	295,279	5,182
*,^ Diamond Foods Inc.		302,616	5,102
	Coca-Cola Bottling Co. Consolidated	79,368	4,787
*,^ USANA Health Sciences Inc.		98,546	4,763
	Calavo Growers Inc.	159,214	4,582
*	Alliance One International Inc.	1,127,662	4,387
*	Chiquita Brands International Inc.	554,928	4,306
*	Revlon Inc. Class A	190,018	4,249
*	Medifast Inc.	185,335	4,248
*	Pantry Inc.	314,287	3,919
*	Central Garden and Pet Co. Class A	437,183	3,594
	Nash Finch Co.	169,982	3,328
*	Seneca Foods Corp. Class A	97,588	3,222
	Ingles Markets Inc. Class A	145,547	3,126
	John B Sanfilippo & Son Inc.	151,594	3,029
*	Omega Protein Corp.	268,025	2,881
*	Chefs' Warehouse Inc.	155,532	2,873
	Limoneira Co.	141,975	2,743
*,^ Star Scientific Inc.		1,552,540	2,577
	Nutraceutical International Corp.	147,820	2,565
	Oil-Dri Corp. of America	93,173	2,537
	Nature's Sunshine Products Inc.	160,581	2,447
	Village Super Market Inc. Class A	71,819	2,420
^	Roundy's Inc.	330,882	2,174
	Alico Inc.	46,218	2,138
*	Inventure Foods Inc.	272,619	2,121
	National Beverage Corp.	150,278	2,111
*	Central Garden and Pet Co.	223,966	1,931
	Female Health Co.	257,616	1,865
	Orchids Paper Products Co.	73,285	1,710
*	Farmer Bros Co.	92,919	1,366
	Lifeway Foods Inc.	95,840	1,332
	Griffin Land & Nurseries Inc.	37,621	1,131
*	Overhill Farms Inc.	180,429	713
*	Craft Brew Alliance Inc.	92,159	686
	MGP Ingredients Inc.	99,786	437
*,^ Central European Distribution Corp.		857,506	287
	Reliv International Inc.	146,638	199
*,^ Primo Water Corp.		178,443	196
*	Mannatech Inc.	21,837	140
*	Crystal Rock Holdings Inc.	32,920	34
	Bridgford Foods Corp.	200	2
			23,014,010
Energy (10.1%)
	Exxon Mobil Corp.	63,488,375	5,720,937
	Chevron Corp.	27,253,531	3,238,265

Schlumberger Ltd.	18,486,269	1,384,437
ConocoPhillips	16,058,201	965,098
Occidental Petroleum Corp.	11,281,776	884,153
Anadarko Petroleum Corp.	6,959,167	608,579
Phillips 66	8,278,643	579,257
Halliburton Co.	12,922,172	522,185
EOG Resources Inc.	3,772,041	483,085
Marathon Petroleum Corp.	4,723,101	423,190
National Oilwell Varco Inc.	5,944,637	420,583
Apache Corp.	5,448,639	420,417
Kinder Morgan Inc.	9,174,810	354,882
Williams Cos. Inc.	9,386,329	351,612
Valero Energy Corp.	7,708,025	350,638
Marathon Oil Corp.	9,836,829	331,698
Hess Corp.	4,280,431	306,522
Devon Energy Corp.	5,357,623	302,277
Noble Energy Inc.	2,477,203	286,513
Baker Hughes Inc.	6,122,070	284,125
Spectra Energy Corp.	9,093,283	279,618
Pioneer Natural Resources Co.	1,843,136	229,010
* Cameron International Corp.	3,435,466	223,992
Cabot Oil & Gas Corp.	2,927,634	197,937
Ensco plc Class A	3,233,935	194,036
Chesapeake Energy Corp.	9,255,314	188,901
Range Resources Corp.	2,264,631	183,526
* Southwestern Energy Co.	4,878,694	181,780
* FMC Technologies Inc.	3,310,409	180,053
Murphy Oil Corp.	2,570,844	163,840
EQT Corp.	2,080,413	140,948
HollyFrontier Corp.	2,683,559	138,069
* Concho Resources Inc.	1,383,618	134,806
Noble Corp.	3,514,151	134,065
* Weatherford International Ltd.	10,546,211	128,031
* Kinder Morgan Management LLC	1,421,638	124,891
Tesoro Corp.	1,953,019	114,349
CONSOL Energy Inc.	3,167,925	106,601
* Denbury Resources Inc.	5,398,754	100,687
Oceaneering International Inc.	1,500,667	99,659
Cimarex Energy Co.	1,203,509	90,793
Core Laboratories NV	652,760	90,029
Helmerich & Payne Inc.	1,470,313	89,248
* Cobalt International Energy Inc.	3,140,656	88,566
* Plains Exploration & Production Co.	1,796,403	85,275
* Whiting Petroleum Corp.	1,638,036	83,278
Peabody Energy Corp.	3,737,312	79,044
QEP Resources Inc.	2,475,650	78,825
* Cheniere Energy Inc.	2,643,579	74,020
Diamond Offshore Drilling Inc.	965,480	67,159
Nabors Industries Ltd.	4,032,162	65,402
* Dresser-Rand Group Inc.	1,051,579	64,840
* Oil States International Inc.	763,080	62,244
* Rowan Cos. plc Class A	1,725,877	61,027
* Superior Energy Services Inc.	2,191,932	56,924
* Continental Resources Inc.	642,770	55,876
SM Energy Co.	918,318	54,383
Energen Corp.	1,004,720	52,255
Patterson-UTI Energy Inc.	2,092,002	49,873

*	Gulfport Energy Corp.	1,060,783	48,616
*	WPX Energy Inc.	2,773,782	44,436
*	Atwood Oceanics Inc.	820,499	43,109
*	Ultra Petroleum Corp.	2,122,876	42,670
*	Newfield Exploration Co.	1,878,839	42,124
*	Dril-Quip Inc.	476,467	41,534
	World Fuel Services Corp.	1,000,839	39,753
*	Oasis Petroleum Inc.	1,036,981	39,478
*	McDermott International Inc.	3,273,951	35,981
	Tidewater Inc.	692,016	34,947
*	Rosetta Resources Inc.	728,204	34,648
*	Kodiak Oil & Gas Corp.	3,659,888	33,268
	Bristow Group Inc.	499,806	32,957
*	Helix Energy Solutions Group Inc.	1,387,082	31,736
	Lufkin Industries Inc.	466,781	30,990
	Berry Petroleum Co. Class A	654,545	30,299
	Western Refining Inc.	814,753	28,850
	Targa Resources Corp.	412,468	28,031
*	Unit Corp.	606,687	27,635
*	SemGroup Corp. Class A	522,297	27,013
*,^ SandRidge Energy Inc.		5,107,581	26,917
	CARBO Ceramics Inc.	288,687	26,291
	Energy XXI Bermuda Ltd.	936,150	25,482
*	Alpha Natural Resources Inc.	3,061,802	25,137
*	McMoRan Exploration Co.	1,460,724	23,883
*	Gran Tierra Energy Inc.	3,797,965	22,332
*	Exterran Holdings Inc.	810,733	21,890
*	Hornbeck Offshore Services Inc.	466,613	21,679
*	PDC Energy Inc.	420,280	20,833
	SEACOR Holdings Inc.	273,814	20,175
*	Halcon Resources Corp.	2,531,784	19,723
	Delek US Holdings Inc.	487,988	19,256
*	Geospace Technologies Corp.	168,036	18,134
*	Key Energy Services Inc.	1,988,962	16,071
	Arch Coal Inc.	2,955,967	16,051
*	Cloud Peak Energy Inc.	847,306	15,912
*	Forum Energy Technologies Inc.	540,907	15,556
*	Bonanza Creek Energy Inc.	385,761	14,917
*	Stone Energy Corp.	651,494	14,170
	Enbridge Energy Management LLC	464,893	14,049
*	Hercules Offshore Inc.	1,877,172	13,929
^	RPC Inc.	905,158	13,731
*	Carrizo Oil & Gas Inc.	527,439	13,592
*	C&J Energy Services Inc.	588,764	13,483
*	Bill Barrett Corp.	661,580	13,410
	Gulfmark Offshore Inc.	337,684	13,156
	EXCO Resources Inc.	1,782,327	12,708
*,^ Clean Energy Fuels Corp.		968,884	12,595
	CVR Energy Inc.	242,021	12,493
*	Northern Oil and Gas Inc.	826,811	11,889
*	Approach Resources Inc.	475,155	11,694
*	ION Geophysical Corp.	1,707,920	11,631
*	Newpark Resources Inc.	1,202,179	11,156
*	TETRA Technologies Inc.	1,065,504	10,932
*	EPL Oil & Gas Inc.	399,835	10,720
*	Comstock Resources Inc.	637,142	10,354
*	Rex Energy Corp.	620,741	10,230

	Crosstex Energy Inc.	521,340	10,041
*	Laredo Petroleum Holdings Inc.	526,067	9,622
*	Magnum Hunter Resources Corp.	2,241,195	8,987
*	Swift Energy Co.	588,332	8,713
*,^ Heckmann Corp.		2,003,718	8,596
*	Forest Oil Corp.	1,625,022	8,548
*	Resolute Energy Corp.	668,601	7,696
	W&T Offshore Inc.	506,187	7,188
	Contango Oil & Gas Co.	177,079	7,099
	Rentech Inc.	3,004,846	7,061
*	Pioneer Energy Services Corp.	845,541	6,976
*	Parker Drilling Co.	1,615,433	6,914
*	Tesco Corp.	447,634	5,994
*	PHI Inc.	170,985	5,849
*,^ Goodrich Petroleum Corp.		373,511	5,845
*	Era Group Inc.	270,417	5,679
*	Vaalco Energy Inc.	744,970	5,654
*	Willbros Group Inc.	560,916	5,508
*,^ Basic Energy Services Inc.		401,875	5,494
*	Matador Resources Co.	594,594	5,268
*	Matrix Service Co.	348,845	5,198
	Alon USA Energy Inc.	234,670	4,470
*	Vantage Drilling Co.	2,351,112	4,114
*	Synergy Resources Corp.	595,999	4,089
*	Triangle Petroleum Corp.	601,772	3,972
*	Green Plains Renewable Energy Inc.	342,473	3,918
*	Midstates Petroleum Co. Inc.	446,852	3,821
	Gulf Island Fabrication Inc.	174,920	3,684
*	Clayton Williams Energy Inc.	83,831	3,666
*	PetroQuest Energy Inc.	786,176	3,491
*	Dawson Geophysical Co.	109,392	3,282
*,^ Solazyme Inc.		412,960	3,225
*,^ Sanchez Energy Corp.		159,378	3,175
*	Natural Gas Services Group Inc.	159,281	3,068
	Penn Virginia Corp.	733,338	2,963
	Panhandle Oil and Gas Inc. Class A	103,237	2,958
*	Warren Resources Inc.	914,040	2,934
	Bolt Technology Corp.	164,548	2,873
*,^ Quicksilver Resources Inc.		1,273,711	2,866
*,^ BPZ Resources Inc.		1,253,436	2,845
*	Mitcham Industries Inc.	164,895	2,790
*,^ TransAtlantic Petroleum Ltd.		2,782,754	2,769
*	RigNet Inc.	109,545	2,732
*	Abraxas Petroleum Corp.	1,099,156	2,539
*	REX American Resources Corp.	107,907	2,387
*	FX Energy Inc.	698,652	2,347
*,^ Cal Dive International Inc.		1,288,184	2,319
*,^ Uranium Energy Corp.		1,031,540	2,269
*	Callon Petroleum Co.	586,084	2,168
*	Evolution Petroleum Corp.	198,386	2,014
	TGC Industries Inc.	198,579	1,966
*	Renewable Energy Group Inc.	228,696	1,759
*,^ KiOR Inc.		368,508	1,714
*	Harvest Natural Resources Inc.	479,497	1,683
*,^ Endeavour International Corp.		561,417	1,656
*	Westmoreland Coal Co.	144,386	1,640
*	Crimson Exploration Inc.	528,252	1,511

	Apco Oil and Gas International Inc.	115,012	1,426
*,^ Miller Energy Resources Inc.		374,066	1,388
*,^ Amyris Inc.		434,298	1,338
	Adams Resources & Energy Inc.	25,851	1,318
*,^ Hyperdynamics Corp.		2,123,817	1,293
*	Gastar Exploration Ltd.	713,738	1,256
*	Isramco Inc.	12,585	1,248
*	Lone Pine Resources Inc.	998,013	1,198
*	Double Eagle Petroleum Co.	220,979	1,184
*,^ Uranerz Energy Corp.		813,960	1,034
*,^ James River Coal Co.		499,937	875
*	Global Geophysical Services Inc.	292,618	717
*,^ USEC Inc.		1,756,889	650
*	CAMAC Energy Inc.	1,026,240	639
*,^ Gevo Inc.		273,926	614
*	US Energy Corp. Wyoming	321,367	533
*,^ ZaZa Energy Corp.		292,016	528
*	Saratoga Resources Inc.	197,163	524
*	Syntroleum Corp.	1,258,283	497
*,^ Uranium Resources Inc.		177,955	461
*	Verenium Corp.	176,670	456
*	Barnwell Industries Inc.	69,987	220
*,^ GMX Resources Inc.		65,771	144
*	GreenHunter Energy Inc.	89,492	138
*	PostRock Energy Corp.	76,763	136
*	PrimeEnergy Corp.	3,540	104
*	Gasco Energy Inc.	1,247,812	52
*,^ Houston American Energy Corp.		221,330	49
*,^ GeoGlobal Resources Inc.		609,855	19
*,^ Cubic Energy Inc.		26,705	7
			24,406,202
Financials (16.7%)
	Wells Fargo & Co.	69,639,188	2,575,954
	JPMorgan Chase & Co.	52,934,132	2,512,254
	Bank of America Corp.	150,083,477	1,828,017
	Citigroup Inc.	40,835,010	1,806,541
*	Berkshire Hathaway Inc. Class B	12,550,913	1,307,805
	American Express Co.	14,024,537	946,095
	Goldman Sachs Group Inc.	6,216,801	914,802
	US Bancorp	26,184,021	888,424
*	American International Group Inc.	19,529,630	758,140
	Simon Property Group Inc.	4,307,554	683,006
	BlackRock Inc.	1,888,637	485,153
	MetLife Inc.	12,154,218	462,103
	Bank of New York Mellon Corp.	16,302,906	456,318
	Morgan Stanley	20,619,203	453,210
	Travelers Cos. Inc.	5,318,302	447,748
	Capital One Financial Corp.	8,099,924	445,091
	American Tower Corporation	5,505,251	423,464
	ACE Ltd.	4,731,800	420,988
	State Street Corp.	6,472,487	382,459
	Prudential Financial Inc.	6,433,346	379,503
	Aflac Inc.	6,529,534	339,666
	Allstate Corp.	6,708,721	329,197
	PNC Financial Services Group Inc.	4,914,435	326,810
	Chubb Corp.	3,669,118	321,158
	Discover Financial Services	7,028,956	315,178

HCP Inc.	6,294,994	313,868
Franklin Resources Inc.	2,069,347	312,078
Public Storage	2,031,755	309,477
BB&T Corp.	9,742,418	305,815
Ventas Inc.	4,115,620	301,263
Marsh & McLennan Cos. Inc.	7,580,541	287,833
CME Group Inc.	4,410,312	270,749
Charles Schwab Corp.	15,092,280	266,982
T. Rowe Price Group Inc.	3,549,041	265,717
Aon plc	4,226,897	259,954
Prologis Inc.	6,418,117	256,596
Equity Residential	4,479,364	246,634
Health Care REIT Inc.	3,613,005	245,359
Weyerhaeuser Co.	7,540,857	236,632
SunTrust Banks Inc.	7,503,132	216,165
Annaly Capital Management Inc.	13,576,276	215,727
Ameriprise Financial Inc.	2,908,259	214,193
Boston Properties Inc.	2,100,845	212,311
Fifth Third Bancorp	12,681,221	206,831
Progressive Corp.	8,000,029	202,161
AvalonBay Communities Inc.	1,562,503	197,922
Vornado Realty Trust	2,332,918	195,125
Loews Corp.	4,384,731	193,235
McGraw-Hill Cos. Inc.	3,480,048	181,241
Invesco Ltd.	6,183,321	179,069
American Capital Agency Corp.	5,416,111	177,540
Host Hotels & Resorts Inc.	10,092,122	176,511
M&T Bank Corp.	1,604,245	165,494
* IntercontinentalExchange Inc.	1,012,656	165,134
Northern Trust Corp.	3,005,332	163,971
Regions Financial Corp.	19,675,917	161,146
Moody's Corp.	2,793,487	148,949
Hartford Financial Services Group Inc.	5,771,845	148,914
Principal Financial Group Inc.	4,083,353	138,957
NYSE Euronext	3,394,867	131,178
KeyCorp	13,019,258	129,672
* Berkshire Hathaway Inc. Class A	826	129,087
XL Group plc Class A	4,219,192	127,842
Kimco Realty Corp.	5,668,019	126,964
Lincoln National Corp.	3,852,713	125,637
Realty Income Corp.	2,697,089	122,313
Macerich Co.	1,857,723	119,600
Leucadia National Corp.	4,315,860	118,384
Plum Creek Timber Co. Inc.	2,247,043	117,296
General Growth Properties Inc.	5,873,811	116,771
* CIT Group Inc.	2,652,724	115,340
Digital Realty Trust Inc.	1,715,489	114,783
* Affiliated Managers Group Inc.	720,437	110,638
* CBRE Group Inc. Class A	4,349,609	109,828
Unum Group	3,866,224	109,221
SL Green Realty Corp.	1,256,761	108,220
Rayonier Inc.	1,713,395	102,238
Cincinnati Financial Corp.	2,149,472	101,434
* Arch Capital Group Ltd.	1,899,204	99,841
Federal Realty Investment Trust	898,874	97,114
Comerica Inc.	2,670,180	95,993
Willis Group Holdings plc	2,404,014	94,935

	Everest Re Group Ltd.	718,910	93,358
	Huntington Bancshares Inc.	11,912,530	88,034
	New York Community Bancorp Inc.	6,106,575	87,629
	UDR Inc.	3,478,558	84,146
	Camden Property Trust	1,171,341	80,448
	PartnerRe Ltd.	857,362	79,829
	Torchmark Corp.	1,319,547	78,909
	Essex Property Trust Inc.	507,707	76,451
	Raymond James Financial Inc.	1,635,359	75,390
	Duke Realty Corp.	4,379,957	74,372
	Arthur J Gallagher & Co.	1,727,102	71,347
	WR Berkley Corp.	1,606,868	71,297
	Fidelity National Financial Inc. Class A	2,818,246	71,104
*	Alleghany Corp.	176,459	69,864
	Senior Housing Properties Trust	2,590,876	69,513
*	Genworth Financial Inc. Class A	6,848,708	68,487
	Eaton Vance Corp.	1,593,307	66,648
	Taubman Centers Inc.	857,641	66,604
	Regency Centers Corp.	1,256,465	66,480
	American Campus Communities Inc.	1,452,530	65,858
	Axis Capital Holdings Ltd.	1,580,488	65,780
	Liberty Property Trust	1,643,723	65,338
	People's United Financial Inc.	4,847,394	65,149
	RenaissanceRe Holdings Ltd.	696,488	64,070
*,^ Markel Corp.		126,979	63,934
	Zions Bancorporation	2,557,525	63,913
*	American Capital Ltd.	4,364,984	63,707
	TD Ameritrade Holding Corp.	3,032,555	62,531
	Apartment Investment & Management Co. Class A	2,022,509	62,010
	Alexandria Real Estate Equities Inc.	869,869	61,743
	Two Harbors Investment Corp.	4,876,725	61,496
	Reinsurance Group of America Inc. Class A	1,026,496	61,251
	Jones Lang LaSalle Inc.	612,050	60,844
*	Ocwen Financial Corp.	1,593,419	60,422
	Ares Capital Corp.	3,319,001	60,074
	DDR Corp.	3,443,778	59,991
	HCC Insurance Holdings Inc.	1,410,651	59,290
*	MSCI Inc. Class A	1,696,709	57,569
	Hudson City Bancorp Inc.	6,605,686	57,073
	Extra Space Storage Inc.	1,446,180	56,792
	NASDAQ OMX Group Inc.	1,726,029	55,751
	SEI Investments Co.	1,922,383	55,461
	National Retail Properties Inc.	1,532,252	55,422
	BioMed Realty Trust Inc.	2,563,422	55,370
	Brown & Brown Inc.	1,698,982	54,435
	Kilroy Realty Corp.	1,038,174	54,400
	Corrections Corp. of America	1,390,300	54,319
	Legg Mason Inc.	1,676,633	53,904
	Hospitality Properties Trust	1,909,708	52,402
	Starwood Property Trust Inc.	1,883,984	52,299
	Waddell & Reed Financial Inc. Class A	1,187,881	52,005
	BRE Properties Inc.	1,067,923	51,987
	Assurant Inc.	1,139,864	51,305
*	Signature Bank	641,758	50,545
	Weingarten Realty Investors	1,601,919	50,541
	East West Bancorp Inc.	1,956,654	50,227
	CBL & Associates Properties Inc.	2,125,787	50,169

Assured Guaranty Ltd.	2,432,266	50,129
First Republic Bank	1,274,476	49,220
Cullen/Frost Bankers Inc.	768,866	48,077
Tanger Factory Outlet Centers	1,307,707	47,313
Omega Healthcare Investors Inc.	1,554,549	47,196
MFA Financial Inc.	4,978,852	46,403
Douglas Emmett Inc.	1,858,143	46,324
American Financial Group Inc.	969,614	45,940
Allied World Assurance Co. Holdings AG	493,113	45,721
Chimera Investment Corp.	14,304,748	45,632
Piedmont Office Realty Trust Inc. Class A	2,327,659	45,599
Home Properties Inc.	712,613	45,194
CBOE Holdings Inc.	1,209,874	44,693
Commerce Bancshares Inc.	1,085,788	44,333
* SVB Financial Group	618,545	43,880
White Mountains Insurance Group Ltd.	77,180	43,770
Old Republic International Corp.	3,416,600	43,425
First Niagara Financial Group Inc.	4,888,276	43,310
Highwoods Properties Inc.	1,090,405	43,147
* E*TRADE Financial Corp.	3,974,393	42,566
Equity Lifestyle Properties Inc.	545,425	41,889
Validus Holdings Ltd.	1,115,175	41,674
Mid-America Apartment Communities Inc.	586,108	40,477
City National Corp.	672,562	39,621
* Popular Inc.	1,432,444	39,550
Protective Life Corp.	1,102,484	39,469
Invesco Mortgage Capital Inc.	1,821,429	38,960
Newcastle Investment Corp.	3,465,867	38,714
Aspen Insurance Holdings Ltd.	988,559	38,139
ProAssurance Corp.	805,070	38,104
Hatteras Financial Corp.	1,375,956	37,742
Geo Group Inc.	989,906	37,240
CNO Financial Group Inc.	3,197,540	36,612
First Horizon National Corp.	3,427,558	36,606
Associated Banc-Corp	2,384,323	36,218
First American Financial Corp.	1,404,653	35,917
Post Properties Inc.	755,914	35,604
CommonWealth REIT	1,580,773	35,473
Prosperity Bancshares Inc.	738,346	34,990
Mack-Cali Realty Corp.	1,211,362	34,657
Hancock Holding Co.	1,118,082	34,571
RLJ Lodging Trust	1,503,104	34,211
ARMOUR Residential REIT Inc.	5,192,859	33,909
Healthcare Realty Trust Inc.	1,193,444	33,882
EPR Properties	650,665	33,867
LaSalle Hotel Properties	1,308,661	33,214
Medical Properties Trust Inc.	2,062,002	33,075
* Howard Hughes Corp.	394,624	33,073
Fulton Financial Corp.	2,759,434	32,285
TCF Financial Corp.	2,154,325	32,229
Bank of Hawaii Corp.	623,110	31,660
Prospect Capital Corp.	2,839,526	30,979
^ Lexington Realty Trust	2,609,415	30,791
^ Federated Investors Inc. Class B	1,298,650	30,739
Hanover Insurance Group Inc.	618,094	30,707
Susquehanna Bancshares Inc.	2,459,866	30,576
Corporate Office Properties Trust	1,122,092	29,937

* Forest City Enterprises Inc. Class A	1,676,161	29,785
* Portfolio Recovery Associates Inc.	234,355	29,744
Brandywine Realty Trust	1,991,215	29,570
Alterra Capital Holdings Ltd.	938,658	29,568
Erie Indemnity Co. Class A	390,112	29,465
WP Carey Inc.	429,122	28,923
Synovus Financial Corp.	10,376,685	28,743
Endurance Specialty Holdings Ltd.	600,913	28,730
* Stifel Financial Corp.	822,618	28,520
CYS Investments Inc.	2,422,124	28,436
DCT Industrial Trust Inc.	3,738,023	27,661
Webster Financial Corp.	1,127,034	27,342
Sovran Self Storage Inc.	423,855	27,334
Retail Properties of America Inc.	1,846,502	27,328
* Sunstone Hotel Investors Inc.	2,204,248	27,134
CubeSmart	1,707,949	26,986
CapitalSource Inc.	2,780,058	26,744
Valley National Bancorp	2,606,735	26,693
Platinum Underwriters Holdings Ltd.	473,899	26,448
Colonial Properties Trust	1,162,443	26,283
StanCorp Financial Group Inc.	614,394	26,271
Redwood Trust Inc.	1,132,209	26,245
Potlatch Corp.	560,481	25,704
Washington Federal Inc.	1,468,272	25,695
Washington REIT	920,440	25,625
Capitol Federal Financial Inc.	2,113,965	25,516
NorthStar Realty Finance Corp.	2,687,907	25,481
DiamondRock Hospitality Co.	2,709,809	25,228
FirstMerit Corp.	1,522,691	25,170
Radian Group Inc.	2,318,449	24,831
LPL Financial Holdings Inc.	763,144	24,604
^ Ryman Hospitality Properties	534,517	24,454
Janus Capital Group Inc.	2,599,244	24,433
First Industrial Realty Trust Inc.	1,410,910	24,169
FNB Corp.	1,939,205	23,464
EastGroup Properties Inc.	402,184	23,407
BOK Financial Corp.	375,675	23,405
Trustmark Corp.	929,869	23,256
Primerica Inc.	704,577	23,096
BankUnited Inc.	899,044	23,034
Apollo Investment Corp.	2,739,040	22,898
Sun Communities Inc.	462,207	22,801
* Texas Capital Bancshares Inc.	561,240	22,702
Glimcher Realty Trust	1,947,157	22,587
Kemper Corp.	683,479	22,288
* MGIC Investment Corp.	4,441,386	21,985
UMB Financial Corp.	446,962	21,932
* First Cash Financial Services Inc.	373,809	21,808
DuPont Fabros Technology Inc.	878,096	21,311
National Health Investors Inc.	325,112	21,279
Cash America International Inc.	402,960	21,143
PS Business Parks Inc.	267,560	21,116
PennyMac Mortgage Investment Trust	814,842	21,096
Pebblebrook Hotel Trust	816,413	21,055
* Alexander & Baldwin Inc.	583,912	20,875
Cathay General Bancorp	1,031,000	20,744
* MBIA Inc.	2,016,744	20,712

* Credit Acceptance Corp.	168,486	20,579
Umpqua Holdings Corp.	1,539,910	20,419
* St. Joe Co.	960,800	20,417
Iberiabank Corp.	406,345	20,325
Financial Engines Inc.	559,289	20,257
Greenhill & Co. Inc.	375,863	20,064
American Capital Mortgage Investment Corp.	776,073	20,061
Equity One Inc.	824,395	19,761
Government Properties Income Trust	756,418	19,463
Acadia Realty Trust	700,499	19,453
Colony Financial Inc.	874,915	19,423
MarketAxess Holdings Inc.	517,436	19,300
BancorpSouth Inc.	1,183,600	19,293
Old National Bancorp	1,396,000	19,195
* Strategic Hotels & Resorts Inc.	2,267,424	18,933
RLI Corp.	262,844	18,885
National Penn Bancshares Inc.	1,754,345	18,754
Glacier Bancorp Inc.	986,819	18,730
Wintrust Financial Corp.	499,975	18,519
United Bankshares Inc.	692,442	18,426
Home Loan Servicing Solutions Ltd.	775,260	18,087
Selective Insurance Group Inc.	751,344	18,040
Montpelier Re Holdings Ltd.	691,884	18,024
Bank of the Ozarks Inc.	403,820	17,909
Capstead Mortgage Corp.	1,374,185	17,617
* Walter Investment Management Corp.	469,182	17,477
MB Financial Inc.	717,488	17,342
* PHH Corp.	786,338	17,268
Westamerica Bancorporation	378,983	17,179
PrivateBancorp Inc.	908,377	17,177
Northwest Bancshares Inc.	1,347,205	17,096
LTC Properties Inc.	418,508	17,046
^ First Financial Bankshares Inc.	344,365	16,736
* Enstar Group Ltd.	133,313	16,569
Education Realty Trust Inc.	1,555,351	16,378
Healthcare Trust of America Inc. Class A	1,380,454	16,220
* Virtus Investment Partners Inc.	85,887	15,999
* Altisource Portfolio Solutions SA	227,728	15,884
Fifth Street Finance Corp.	1,403,201	15,463
EverBank Financial Corp.	998,819	15,382
Symetra Financial Corp.	1,145,387	15,360
International Bancshares Corp.	736,891	15,327
Community Bank System Inc.	514,256	15,237
Evercore Partners Inc. Class A	363,832	15,135
* World Acceptance Corp.	174,200	14,959
Chesapeake Lodging Trust	651,401	14,943
Franklin Street Properties Corp.	1,019,164	14,900
* Western Alliance Bancorp	1,063,977	14,725
American Assets Trust Inc.	459,724	14,716
Sabra Health Care REIT Inc.	506,915	14,706
Amtrust Financial Services Inc.	418,080	14,486
Argo Group International Holdings Ltd.	347,932	14,397
Pennsylvania REIT	740,643	14,361
Mercury General Corp.	378,369	14,352
Hersha Hospitality Trust Class A	2,454,573	14,335
Tower Group International Ltd.	757,442	13,975
Main Street Capital Corp.	435,110	13,963

	Cousins Properties Inc.	1,298,609	13,882
	CVB Financial Corp.	1,221,544	13,767
*	TFS Financial Corp.	1,270,301	13,757
*,^ Zillow Inc. Class A		250,254	13,681
	First Midwest Bancorp Inc.	1,022,855	13,584
*	Ezcorp Inc. Class A	629,338	13,405
	Nelnet Inc. Class A	392,037	13,251
	BBCN Bancorp Inc.	1,012,759	13,227
	Hudson Pacific Properties Inc.	607,212	13,207
	NBT Bancorp Inc.	591,801	13,108
	First Citizens BancShares Inc.Class A	71,006	12,973
	First Financial Bancorp	798,370	12,814
*	National Financial Partners Corp.	569,836	12,781
	PacWest Bancorp	436,080	12,694
*	Citizens Republic Bancorp Inc.	561,227	12,656
	Associated Estates Realty Corp.	677,046	12,620
*	WisdomTree Investments Inc.	1,213,274	12,618
	Anworth Mortgage Asset Corp.	1,984,330	12,561
	Investors Real Estate Trust	1,255,941	12,396
	CreXus Investment Corp.	945,836	12,315
	American Equity Investment Life Holding Co.	825,607	12,293
	Inland Real Estate Corp.	1,217,618	12,286
	STAG Industrial Inc.	568,769	12,098
	Astoria Financial Corp.	1,215,825	11,988
	Columbia Banking System Inc.	542,354	11,921
^	Park National Corp.	168,117	11,733
	Campus Crest Communities Inc.	843,330	11,722
	Investors Bancorp Inc.	620,619	11,655
	Home BancShares Inc.	308,725	11,630
*,^ Nationstar Mortgage Holdings Inc.		313,691	11,575
	Solar Capital Ltd.	487,064	11,441
*	iStar Financial Inc.	1,042,915	11,357
	Provident Financial Services Inc.	737,906	11,268
	Parkway Properties Inc.	605,444	11,231
	Horace Mann Educators Corp.	536,306	11,182
	Ramco-Gershenson Properties Trust	661,965	11,121
	SCBT Financial Corp.	220,211	11,099
	Sterling Financial Corp.	508,485	11,029
	Ashford Hospitality Trust Inc.	887,022	10,964
	Kennedy-Wilson Holdings Inc.	705,591	10,944
	First Commonwealth Financial Corp.	1,438,652	10,732
*	Pinnacle Financial Partners Inc.	449,850	10,509
*	Forestar Group Inc.	479,697	10,486
	First Potomac Realty Trust	695,457	10,314
^	Triangle Capital Corp.	366,348	10,254
	Employers Holdings Inc.	436,976	10,247
*	Greenlight Capital Re Ltd. Class A	413,909	10,120
	Coresite Realty Corp.	288,934	10,107
	Independent Bank Corp.	309,912	10,100
	Retail Opportunity Investments Corp.	713,922	10,002
	BlackRock Kelso Capital Corp.	987,980	9,880
	Chemical Financial Corp.	373,735	9,859
	PennantPark Investment Corp.	866,398	9,782
	Interactive Brokers Group Inc.	651,802	9,718
	Cohen & Steers Inc.	268,105	9,671
	Boston Private Financial Holdings Inc.	975,561	9,639
	Oriental Financial Group Inc.	618,180	9,588

Apollo Residential Mortgage Inc.	429,178	9,566
* FelCor Lodging Trust Inc.	1,606,043	9,556
Universal Health Realty Income Trust	165,297	9,539
AG Mortgage Investment Trust Inc.	369,399	9,409
* DFC Global Corp.	562,292	9,357
AMERISAFE Inc.	261,192	9,283
Silver Bay Realty Trust Corp.	448,197	9,278
Alexander's Inc.	28,060	9,251
* Encore Capital Group Inc.	305,422	9,193
SLM Corp.	447,276	9,160
WesBanco Inc.	380,527	9,114
HFF Inc. Class A	456,594	9,100
* Navigators Group Inc.	154,082	9,052
Northfield Bancorp Inc.	795,880	9,041
Summit Hotel Properties Inc.	858,416	8,988
Infinity Property & Casualty Corp.	159,443	8,961
Resource Capital Corp.	1,352,677	8,941
* Hilltop Holdings Inc.	653,822	8,820
Berkshire Hills Bancorp Inc.	341,347	8,718
Brookline Bancorp Inc.	953,103	8,711
Hercules Technology Growth Capital Inc.	709,182	8,687
ViewPoint Financial Group Inc.	430,562	8,659
Oritani Financial Corp.	553,125	8,568
Excel Trust Inc.	621,404	8,482
Banner Corp.	264,508	8,419
City Holding Co.	210,621	8,381
Apollo Commercial Real Estate Finance Inc.	474,062	8,339
Safety Insurance Group Inc.	166,775	8,197
Duff & Phelps Corp. Class A	513,107	7,958
* Piper Jaffray Cos.	231,740	7,949
Maiden Holdings Ltd.	734,041	7,774
Renasant Corp.	341,094	7,634
Dynex Capital Inc.	709,741	7,580
United Fire Group Inc.	291,971	7,437
S&T Bancorp Inc.	398,078	7,380
Western Asset Mortgage Capital Corp.	316,950	7,366
Getty Realty Corp.	362,323	7,323
* Netspend Holdings Inc.	458,109	7,279
TrustCo Bank Corp. NY	1,276,623	7,124
Saul Centers Inc.	160,686	7,028
* United Community Banks Inc.	614,898	6,973
RAIT Financial Trust	872,408	6,953
Cardinal Financial Corp.	380,884	6,924
State Bank Financial Corp.	420,102	6,877
Sandy Spring Bancorp Inc.	341,102	6,856
* Hanmi Financial Corp.	426,926	6,831
Kite Realty Group Trust	1,013,372	6,830
Community Trust Bancorp Inc.	198,432	6,753
Flushing Financial Corp.	397,378	6,732
* Bancorp Inc.	475,821	6,590
* Tejon Ranch Co.	220,704	6,573
* PICO Holdings Inc.	294,430	6,536
* ICG Group Inc.	518,474	6,471
Stewart Information Services Corp.	249,981	6,367
West Coast Bancorp	260,559	6,326
American National Insurance Co.	72,139	6,267
Tompkins Financial Corp.	147,874	6,252

	Union First Market Bankshares Corp.	316,289	6,187
	Select Income REIT	233,884	6,186
	FBL Financial Group Inc. Class A	158,910	6,175
	BGC Partners Inc. Class A	1,465,197	6,095
	Urstadt Biddle Properties Inc. Class A	279,219	6,076
	First Merchants Corp.	389,619	6,027
*	Wilshire Bancorp Inc.	885,368	6,003
	Medley Capital Corp.	376,921	5,974
*	Investment Technology Group Inc.	538,605	5,946
	CapLease Inc.	932,752	5,942
	Dime Community Bancshares Inc.	406,910	5,843
*	Eagle Bancorp Inc.	266,899	5,842
*	Beneficial Mutual Bancorp Inc.	563,656	5,806
	National Western Life Insurance Co. Class A	32,391	5,701
	Lakeland Financial Corp.	209,284	5,586
	Arlington Asset Investment Corp. Class A	215,385	5,559
	Monmouth Real Estate Investment Corp. Class A	496,022	5,531
*	Virginia Commerce Bancorp Inc.	386,108	5,425
*,^ Green Dot Corp. Class A		320,014	5,347
	TICC Capital Corp.	537,413	5,342
	Agree Realty Corp.	173,000	5,207
	Simmons First National Corp. Class A	204,987	5,190
*	BofI Holding Inc.	143,967	5,166
	Washington Trust Bancorp Inc.	187,071	5,122
*	Walker & Dunlop Inc.	284,399	5,111
	First Busey Corp.	1,106,764	5,058
	Winthrop Realty Trust	401,712	5,054
	Cedar Realty Trust Inc.	823,352	5,031
	Rockville Financial Inc.	387,665	5,024
	StellarOne Corp.	310,784	5,019
^	New York Mortgage Trust Inc.	662,755	4,997
*	Knight Capital Group Inc. Class A	1,331,137	4,952
^	TowneBank	328,559	4,919
*	Central Pacific Financial Corp.	310,007	4,867
	Provident New York Bancorp	533,823	4,842
*	Ameris Bancorp	337,184	4,839
*	eHealth Inc.	268,424	4,799
	Rouse Properties Inc.	263,871	4,776
*	Safeguard Scientifics Inc.	300,268	4,744
	MCG Capital Corp.	987,172	4,719
*	Citizens Inc. Class A	559,416	4,694
	Southside Bancshares Inc.	222,559	4,676
	1st Source Corp.	195,655	4,637
	Capital Southwest Corp.	40,111	4,613
	WSFS Financial Corp.	93,634	4,554
	Golub Capital BDC Inc.	275,163	4,543
	First Financial Holdings Inc.	215,683	4,521
*	FBR & Co.	238,662	4,518
	Meadowbrook Insurance Group Inc.	631,919	4,455
	Heartland Financial USA Inc.	175,904	4,445
	First Financial Corp.	141,013	4,441
	FXCM Inc. Class A	323,992	4,432
*	NewStar Financial Inc.	331,823	4,390
^	Arrow Financial Corp.	176,925	4,359
*	Flagstar Bancorp Inc.	308,145	4,292
	Sterling Bancorp	416,755	4,234
	Chatham Lodging Trust	233,379	4,110

CoBiz Financial Inc.	502,289	4,059
First Interstate Bancsystem Inc.	215,414	4,052
SY Bancorp Inc.	177,342	3,990
Terreno Realty Corp.	221,796	3,988
New Mountain Finance Corp.	268,417	3,924
Federal Agricultural Mortgage Corp.	127,375	3,922
United Financial Bancorp Inc.	257,567	3,915
OneBeacon Insurance Group Ltd. Class A	288,853	3,905
First Community Bancshares Inc.	242,743	3,847
State Auto Financial Corp.	218,109	3,799
Bryn Mawr Bank Corp.	162,238	3,777
MVC Capital Inc.	293,449	3,765
Arbor Realty Trust Inc.	478,223	3,749
Lakeland Bancorp Inc.	379,108	3,734
Univest Corp. of Pennsylvania	213,849	3,725
^ KCAP Financial Inc.	331,887	3,574
Great Southern Bancorp Inc.	146,542	3,574
* Southwest Bancorp Inc.	284,242	3,570
* INTL. FCStone Inc.	204,994	3,569
Westwood Holdings Group Inc.	80,005	3,555
One Liberty Properties Inc.	162,265	3,524
First Connecticut Bancorp Inc.	237,767	3,502
THL Credit Inc.	233,757	3,502
Whitestone REIT	229,583	3,476
Financial Institutions Inc.	173,486	3,463
German American Bancorp Inc.	150,281	3,458
MainSource Financial Group Inc.	245,099	3,441
Tree.com Inc.	185,165	3,424
Bancfirst Corp.	81,959	3,418
Medallion Financial Corp.	253,926	3,357
* Taylor Capital Group Inc.	209,620	3,352
* Park Sterling Corp.	591,058	3,334
Camden National Corp.	100,511	3,325
Calamos Asset Management Inc. Class A	281,874	3,318
Homeowners Choice Inc.	121,079	3,299
Bank Mutual Corp.	592,063	3,274
* HomeStreet Inc.	146,123	3,264
* OmniAmerican Bancorp Inc.	127,631	3,227
GFI Group Inc.	963,328	3,218
Hudson Valley Holding Corp.	213,848	3,188
TCP Capital Corp.	198,087	3,161
National Interstate Corp.	104,658	3,138
Trico Bancshares	183,308	3,135
Republic Bancorp Inc. Class A	138,357	3,132
Citizens & Northern Corp.	160,582	3,131
National Bankshares Inc.	89,429	3,124
Centerstate Banks Inc.	357,403	3,067
Consolidated-Tomoka Land Co.	78,100	3,065
* Metro Bancorp Inc.	182,890	3,025
GAMCO Investors Inc.	56,653	3,009
Marlin Business Services Corp.	129,416	3,001
Manning & Napier Inc.	181,090	2,995
Territorial Bancorp Inc.	125,759	2,991
* Seacoast Banking Corp. of Florida	1,426,552	2,982
Peoples Bancorp Inc.	132,367	2,964
Donegal Group Inc. Class A	193,966	2,962
Gladstone Commercial Corp.	151,758	2,955

	Enterprise Financial Services Corp.	204,647	2,935
	West Bancorporation Inc.	260,443	2,891
	First Defiance Financial Corp.	123,915	2,890
	First of Long Island Corp.	96,962	2,875
	Washington Banking Co.	205,813	2,869
	OceanFirst Financial Corp.	198,748	2,866
*	Cowen Group Inc. Class A	1,011,512	2,852
	Oppenheimer Holdings Inc. Class A	145,542	2,834
	Franklin Financial Corp.	154,702	2,823
	Diamond Hill Investment Group Inc.	36,136	2,812
	First Bancorp	207,961	2,805
^	Fidus Investment Corp.	144,919	2,775
	Bank of Marin Bancorp	69,150	2,772
	CNB Financial Corp.	162,440	2,770
*	Gramercy Capital Corp.	529,262	2,757
	Heritage Financial Corp.	189,131	2,742
	Thomas Properties Group Inc.	533,496	2,737
*	Preferred Bank	173,163	2,733
	1st United Bancorp Inc.	421,046	2,720
*	MPG Office Trust Inc.	976,434	2,685
*	Global Indemnity plc	115,617	2,682
*	American Safety Insurance Holdings Ltd.	107,165	2,675
*	First California Financial Group Inc.	308,034	2,624
	Center Bancorp Inc.	209,832	2,608
*,^ Macatawa Bank Corp.		476,474	2,578
	Baldwin & Lyons Inc.	105,982	2,521
	Pacific Continental Corp.	224,733	2,510
	Westfield Financial Inc.	317,429	2,470
*	Phoenix Cos. Inc.	80,245	2,469
	Gladstone Investment Corp.	334,026	2,442
	Gladstone Capital Corp.	260,963	2,401
*	Ladenburg Thalmann Financial Services Inc.	1,434,112	2,381
*	SWS Group Inc.	389,620	2,357
	ESSA Bancorp Inc.	216,836	2,351
	Kansas City Life Insurance Co.	59,650	2,334
	Home Federal Bancorp Inc.	179,058	2,292
*	Suffolk Bancorp	160,789	2,290
*	Consumer Portfolio Services Inc.	193,450	2,265
	EMC Insurance Group Inc.	85,257	2,245
*	Guaranty Bancorp	1,004,214	2,109
	American National Bankshares Inc.	96,900	2,089
	Bridge Bancorp Inc.	96,717	2,080
	BankFinancial Corp.	249,542	2,019
	MidWestOne Financial Group Inc.	84,404	2,010
*	Heritage Commerce Corp.	296,278	1,994
	Ames National Corp.	95,351	1,989
*	Sun Bancorp Inc.	583,015	1,988
*	GSV Capital Corp.	240,184	1,984
	Merchants Bancshares Inc.	64,591	1,946
*	MetroCorp Bancshares Inc.	191,450	1,932
*,^ FNB United Corp.		196,784	1,921
	Penns Woods Bancorp Inc.	46,518	1,906
*	Bridge Capital Holdings	124,701	1,900
	NGP Capital Resources Co.	266,607	1,896
	Resource America Inc. Class A	188,602	1,878
	First Bancorp Inc.	102,873	1,853
	UMH Properties Inc.	179,614	1,845

ESB Financial Corp.	134,711	1,844
Fox Chase Bancorp Inc.	108,659	1,835
Provident Financial Holdings Inc.	106,410	1,810
Mercantile Bank Corp.	107,937	1,804
Northrim BanCorp Inc.	80,170	1,801
* BBX Capital Corp.	212,582	1,754
Bank of Kentucky Financial Corp.	63,868	1,752
Sierra Bancorp	129,322	1,701
C&F Financial Corp.	41,452	1,697
* Harris & Harris Group Inc.	467,552	1,683
Simplicity Bancorp Inc.	111,966	1,683
Crawford & Co. Class B	219,104	1,663
Nicholas Financial Inc.	112,102	1,648
* Orrstown Financial Services Inc.	110,799	1,639
Eastern Insurance Holdings Inc.	86,642	1,625
* Capital City Bank Group Inc.	130,834	1,616
Bar Harbor Bankshares	44,203	1,616
Universal Insurance Holdings Inc.	330,796	1,604
Horizon Bancorp	77,905	1,574
* Farmers Capital Bank Corp.	83,468	1,569
* Intervest Bancshares Corp. Class A	265,008	1,558
* Regional Management Corp.	74,041	1,496
SI Financial Group Inc.	123,536	1,494
* AV Homes Inc.	110,040	1,467
* First Financial Northwest Inc.	187,439	1,464
First Pactrust Bancorp Inc.	128,152	1,461
MidSouth Bancorp Inc.	89,266	1,451
* Altisource Residential Corp.	71,786	1,436
* Pacific Mercantile Bancorp	242,517	1,419
* Waterstone Financial Inc.	171,503	1,418
Century Bancorp Inc. Class A	41,793	1,417
* Hampton Roads Bankshares Inc.	1,079,278	1,414
* Home Bancorp Inc.	75,728	1,409
Heritage Financial Group Inc.	95,993	1,390
JMP Group Inc.	197,690	1,366
Peapack Gladstone Financial Corp.	91,362	1,362
First M&F Corp.	92,521	1,309
* United Community Financial Corp.	337,202	1,308
Middleburg Financial Corp.	67,162	1,304
Clifton Savings Bancorp Inc.	103,900	1,295
* Asset Acceptance Capital Corp.	190,720	1,285
* North Valley Bancorp	72,002	1,274
Asta Funding Inc.	129,928	1,247
* Doral Financial Corp.	1,743,641	1,229
Artio Global Investors Inc. Class A	450,166	1,224
Charter Financial Corp.	93,064	1,190
Firstbank Corp.	85,578	1,186
* NewBridge Bancorp	196,144	1,155
Investors Title Co.	16,725	1,155
* Firstcity Financial Corp.	115,420	1,133
* Fidelity Southern Corp.	98,499	1,133
* Hallmark Financial Services	123,744	1,114
Cape Bancorp Inc.	120,787	1,106
* BRT Realty Trust	155,426	1,091
* First Marblehead Corp.	1,061,933	1,073
Crawford & Co. Class A	200,339	1,062
Hingham Institution for Savings	15,198	1,059

	TF Financial Corp.	41,237	1,049
	Meta Financial Group Inc.	39,428	1,046
	Pulaski Financial Corp.	98,173	1,038
*	Stratus Properties Inc.	64,468	1,033
	Norwood Financial Corp.	32,607	999
	MutualFirst Financial Inc.	68,306	971
	Federal Agricultural Mortgage Corp. Class A	38,986	963
	Codorus Valley Bancorp Inc.	57,516	944
	Northeast Bancorp	98,971	934
^	Life Partners Holdings Inc.	235,977	923
*	First United Corp.	109,295	914
	CFS Bancorp Inc.	113,215	903
*	AmeriServ Financial Inc.	286,575	897
	Cheviot Financial Corp.	78,534	887
	Independence Holding Co.	86,570	881
	Pzena Investment Management Inc. Class A	135,146	878
	PMC Commercial Trust	115,492	874
*	Republic First Bancorp Inc.	308,077	853
	Evans Bancorp Inc.	46,462	843
	US Global Investors Inc. Class A	227,235	834
	HopFed Bancorp Inc.	76,683	824
*	Fortegra Financial Corp.	91,069	798
*	Yadkin Valley Financial Corp.	196,595	788
	Alliance Bancorp Inc. of Pennsylvania	58,843	780
*	Maui Land & Pineapple Co. Inc.	185,534	746
	HF Financial Corp.	53,970	740
*	Gleacher & Co. Inc.	1,215,454	729
*	Community Bankers Trust Corp.	221,212	723
	Urstadt Biddle Properties Inc.	37,652	718
*	Eastern Virginia Bankshares Inc.	126,332	715
	LNB Bancorp Inc.	84,109	699
*	First South Bancorp Inc.	105,776	692
*	Independent Bank Corp.	81,697	691
	Gain Capital Holdings Inc.	154,083	687
*	NASB Financial Inc.	31,957	673
	QCR Holdings Inc.	39,985	660
*	Riverview Bancorp Inc.	249,239	658
*	ECB Bancorp Inc.	45,079	650
	New Hampshire Thrift Bancshares Inc.	47,709	625
	Ohio Valley Banc Corp.	29,929	621
	Ameriana Bancorp	68,086	609
	Teche Holding Co.	13,723	566
	Oneida Financial Corp.	42,255	540
*	MBT Financial Corp.	136,980	534
*	Shore Bancshares Inc.	77,871	533
*,^ Old Second Bancorp Inc.		166,779	530
*,^ Security National Financial Corp. Class A		73,635	529
*	First Acceptance Corp.	372,396	503
	California First National Bancorp	27,285	472
	Capital Trust Inc. Class A	169,378	462
*	United Security Bancshares	56,759	452
	Federated National Holding Co.	59,404	452
	Premier Financial Bancorp Inc.	33,722	391
*	American River Bankshares	51,603	388
	Hawthorn Bancshares Inc.	33,577	381
*	CIFC Corp.	44,641	367
*	WSB Holdings Inc.	54,465	357

Citizens Holding Co.	17,552	341
* Unity Bancorp Inc.	52,799	340
* ZipRealty Inc.	87,190	318
Union Bankshares Inc.	15,578	317
Atlanticus Holdings Corp.	81,773	300
* BCSB Bancorp Inc.	17,867	299
Old Point Financial Corp.	22,959	296
* American Independence Corp.	41,327	290
Institutional Financial Markets Inc.	122,156	282
* Jefferson Bancshares Inc.	54,395	276
Salisbury Bancorp Inc.	10,606	271
First Citizens Banc Corp.	37,818	258
* Summit Financial Group Inc.	36,117	256
Wayne Savings Bancshares Inc.	25,297	256
QC Holdings Inc.	77,554	249
Tower Financial Corp.	17,387	242
Rurban Financial Corp.	28,020	240
Berkshire Bancorp Inc.	28,770	240
United Bancorp Inc.	33,198	240
Peoples Bancorp of North Carolina Inc.	20,860	236
Landmark Bancorp Inc.	10,962	224
* United Security Bancshares	50,585	222
Auburn National Bancorporation Inc.	9,747	218
Timberland Bancorp Inc.	24,686	202
Peoples Financial Corp.	16,131	198
* 1st Constitution Bancorp	21,719	190
Community Bank Shares of Indiana Inc.	10,809	177
Fauquier Bankshares Inc.	14,515	175
* Colony Bankcorp Inc.	32,193	174
* PVF Capital Corp.	35,425	140
* Premierwest Bancorp	70,022	139
* Supertel Hospitality Inc.	105,537	117
* Royal Bancshares of Pennsylvania Inc.	64,104	100
United Bancshares Inc.	8,251	99
WVS Financial Corp.	8,783	92
* Vestin Realty Mortgage II Inc.	74,073	91
Greene County Bancorp Inc.	4,317	91
* Severn Bancorp Inc.	17,549	89
Mid Penn Bancorp Inc.	6,769	76
First Capital Inc.	3,713	75
* Prudential Bancorp Inc. of Pennsylvania	7,531	69
* Transcontinental Realty Investors Inc.	10,999	59
Northeast Community Bancorp Inc.	10,711	58
Glen Burnie Bancorp	4,500	56
National Security Group Inc.	6,548	54
Southwest Georgia Financial Corp.	4,935	51
* Guaranty Federal Bancshares Inc.	5,200	51
* Southern Community Financial Corp.	197,337	43
* United Community Financial Corp. Rights 12/31/49	337,202	21
* Porter Bancorp Inc.	16,831	14
* Valley National Bancorp Warrants Exp. 6/30/2015	6,511	4
		40,506,774
Health Care (12.2%)
Johnson & Johnson	38,589,583	3,146,209
Pfizer Inc.	102,523,045	2,958,815
Merck & Co. Inc.	42,332,709	1,872,376
Amgen Inc.	10,685,392	1,095,360

* Gilead Sciences Inc.	21,100,330	1,032,439
Bristol-Myers Squibb Co.	22,985,672	946,780
AbbVie Inc.	21,852,870	891,160
Eli Lilly & Co.	14,543,277	825,913
UnitedHealth Group Inc.	14,224,257	813,770
Abbott Laboratories	22,010,674	777,417
* Celgene Corp.	5,890,064	682,717
Medtronic Inc.	14,205,368	667,084
* Express Scripts Holding Co.	11,368,371	655,387
* Biogen Idec Inc.	3,129,919	603,793
Baxter International Inc.	7,650,117	555,705
Allergan Inc.	4,282,405	478,045
Covidien plc	6,591,946	447,198
Thermo Fisher Scientific Inc.	5,016,002	383,674
McKesson Corp.	3,286,894	354,853
WellPoint Inc.	4,228,425	280,049
Stryker Corp.	4,235,489	276,323
* Intuitive Surgical Inc.	553,701	271,972
Becton Dickinson and Co.	2,754,141	263,323
* Alexion Pharmaceuticals Inc.	2,705,446	249,280
Cigna Corp.	3,979,528	248,203
Aetna Inc.	4,659,171	238,177
Agilent Technologies Inc.	4,852,082	203,642
Cardinal Health Inc.	4,731,414	196,921
* Cerner Corp.	2,030,684	192,407
* Regeneron Pharmaceuticals Inc.	1,052,421	185,647
Zimmer Holdings Inc.	2,413,486	181,542
St. Jude Medical Inc.	4,332,811	175,219
AmerisourceBergen Corp. Class A	3,279,017	168,705
* Vertex Pharmaceuticals Inc.	3,019,375	166,005
* Mylan Inc.	5,674,834	164,230
* Actavis Inc.	1,779,049	163,868
* DaVita HealthCare Partners Inc.	1,374,070	162,951
* Life Technologies Corp.	2,418,952	156,337
Humana Inc.	2,231,967	154,251
* Boston Scientific Corp.	19,582,213	152,937
HCA Holdings Inc.	3,706,351	150,589
Perrigo Co.	1,240,188	147,248
* Forest Laboratories Inc.	3,699,058	140,712
* Edwards Lifesciences Corp.	1,604,580	131,832
Quest Diagnostics Inc.	2,210,539	124,785
* Laboratory Corp. of America Holdings	1,323,581	119,387
* Waters Corp.	1,210,003	113,631
* Henry Schein Inc.	1,223,788	113,262
CR Bard Inc.	1,098,979	110,755
* Varian Medical Systems Inc.	1,528,069	110,021
* CareFusion Corp.	3,086,133	107,984
* BioMarin Pharmaceutical Inc.	1,722,223	107,226
* Illumina Inc.	1,715,832	92,655
ResMed Inc.	1,992,398	92,368
* Mettler-Toledo International Inc.	428,100	91,279
* Onyx Pharmaceuticals Inc.	999,143	88,784
Coventry Health Care Inc.	1,872,990	88,087
* Hologic Inc.	3,709,800	83,841
DENTSPLY International Inc.	1,976,419	83,840
Universal Health Services Inc. Class B	1,249,218	79,788
* Hospira Inc.	2,300,712	75,532

*	IDEXX Laboratories Inc.	784,112	72,444
	Cooper Cos. Inc.	665,660	71,811
*	Tenet Healthcare Corp.	1,479,672	70,403
	Omnicare Inc.	1,537,643	62,613
*	Pharmacyclics Inc.	772,843	62,144
*	MEDNAX Inc.	692,599	62,078
	Community Health Systems Inc.	1,266,362	60,013
*	Covance Inc.	759,700	56,461
*	Sirona Dental Systems Inc.	763,471	56,291
	PerkinElmer Inc.	1,598,379	53,769
*	Seattle Genetics Inc.	1,406,825	49,956
*	Endo Health Solutions Inc.	1,611,232	49,562
*	athenahealth Inc.	504,003	48,908
*	Medivation Inc.	1,030,062	48,176
	Teleflex Inc.	568,803	48,070
	Patterson Cos. Inc.	1,225,726	46,627
*	Health Management Associates Inc. Class A	3,569,974	45,946
*	Ariad Pharmaceuticals Inc.	2,532,703	45,817
*	Zoetis Inc.	1,368,484	45,707
*	Cubist Pharmaceuticals Inc.	894,884	41,898
*	Salix Pharmaceuticals Ltd.	815,383	41,731
*	Alkermes plc	1,745,333	41,382
	Warner Chilcott plc Class A	2,955,825	40,051
*	United Therapeutics Corp.	645,625	39,299
*,^ Incyte Corp. Ltd.		1,640,329	38,400
*	Jazz Pharmaceuticals plc	683,487	38,214
*	Brookdale Senior Living Inc. Class A	1,358,743	37,882
*	Cepheid Inc.	920,780	35,330
*	WellCare Health Plans Inc.	598,446	34,686
*	Team Health Holdings Inc.	944,121	34,347
*	Bio-Rad Laboratories Inc. Class A	272,421	34,325
*	LifePoint Hospitals Inc.	685,233	33,206
	Techne Corp.	486,036	32,978
*	PAREXEL International Corp.	830,517	32,814
*	HMS Holdings Corp.	1,203,036	32,662
*	Health Net Inc.	1,128,798	32,306
	STERIS Corp.	762,466	31,726
*	Centene Corp.	716,999	31,577
*	Thoratec Corp.	815,856	30,595
	West Pharmaceutical Services Inc.	470,034	30,524
*	Allscripts Healthcare Solutions Inc.	2,245,153	30,512
*	Align Technology Inc.	903,932	30,291
	Hill-Rom Holdings Inc.	856,505	30,166
*	Charles River Laboratories International Inc.	672,274	29,762
*	Haemonetics Corp.	712,056	29,664
*	Myriad Genetics Inc.	1,132,747	28,772
	Owens & Minor Inc.	882,844	28,745
*	VCA Antech Inc.	1,158,586	27,215
*	Alere Inc.	1,064,312	27,172
^	Questcor Pharmaceuticals Inc.	821,750	26,740
*	HealthSouth Corp.	1,001,954	26,422
*,^ Theravance Inc.		1,086,987	25,675
*	Medicines Co.	744,905	24,895
*,^ Arena Pharmaceuticals Inc.		3,016,305	24,764
*	Bruker Corp.	1,269,738	24,252
	Air Methods Corp.	483,795	23,338
*	ViroPharma Inc.	911,919	22,944

*	Isis Pharmaceuticals Inc.	1,332,290	22,569
*	MWI Veterinary Supply Inc.	168,878	22,336
	Chemed Corp.	267,216	21,372
*	Infinity Pharmaceuticals Inc.	407,761	19,764
*	Ironwood Pharmaceuticals Inc. Class A	1,066,630	19,509
*	Medidata Solutions Inc.	335,954	19,479
*	Insulet Corp.	724,364	18,732
*	ImmunoGen Inc.	1,160,044	18,630
*	Alnylam Pharmaceuticals Inc.	755,171	18,404
*	Magellan Health Services Inc.	383,346	18,236
*	Cyberonics Inc.	384,821	18,013
*	Acorda Therapeutics Inc.	556,785	17,834
*	HeartWare International Inc.	200,681	17,746
*	Nektar Therapeutics	1,597,448	17,572
*	Volcano Corp.	746,181	16,610
*	DexCom Inc.	947,440	15,841
*,^ Opko Health Inc.		2,076,169	15,841
*,^ Sarepta Therapeutics Inc.		423,416	15,645
*	Neogen Corp.	308,732	15,304
*,^ Vivus Inc.		1,381,493	15,196
*	Emeritus Corp.	541,218	15,040
	Masimo Corp.	747,128	14,659
*	Amsurg Corp. Class A	433,563	14,585
*	Wright Medical Group Inc. Rights Exp. 12/31/2049	609,693	14,517
^	PDL BioPharma Inc.	1,948,610	14,244
	Abaxis Inc.	300,425	14,216
*	Hanger Inc.	445,170	14,036
*	Impax Laboratories Inc.	897,457	13,857
	Analogic Corp.	168,561	13,320
*	ArthroCare Corp.	381,153	13,249
	CONMED Corp.	388,222	13,223
	Meridian Bioscience Inc.	568,895	12,982
*	Santarus Inc.	745,475	12,919
*	Acadia Healthcare Co. Inc.	439,473	12,916
*	NuVasive Inc.	602,533	12,840
*	Molina Healthcare Inc.	415,660	12,831
*	MedAssets Inc.	655,661	12,621
*	Akorn Inc.	911,597	12,607
*	Celldex Therapeutics Inc.	1,079,230	12,498
*	NPS Pharmaceuticals Inc.	1,206,601	12,295
*	Auxilium Pharmaceuticals Inc.	681,324	11,773
*	Endologix Inc.	715,030	11,548
*,^ Exelixis Inc.		2,477,827	11,448
*	Neurocrine Biosciences Inc.	907,734	11,020
*	Aegerion Pharmaceuticals Inc.	270,279	10,903
*	Integra LifeSciences Holdings Corp.	279,490	10,903
*	ICU Medical Inc.	177,615	10,470
	Quality Systems Inc.	569,614	10,413
*	Capital Senior Living Corp.	384,988	10,175
*	IPC The Hospitalist Co. Inc.	226,666	10,082
*	Synageva BioPharma Corp.	182,685	10,033
*,^ Dendreon Corp.		2,115,595	10,007
*	InterMune Inc.	1,097,638	9,934
*	Conceptus Inc.	407,731	9,847
*	Quidel Corp.	407,178	9,670
*	Greatbatch Inc.	322,383	9,630
*	AMN Healthcare Services Inc.	605,366	9,583

	Cantel Medical Corp.	315,715	9,490
*	Orthofix International NV	259,224	9,298
*	ABIOMED Inc.	492,958	9,204
*,^ Pacira Pharmaceuticals Inc.		314,841	9,086
*,^ Bio-Reference Labs Inc.		339,770	8,827
*	Achillion Pharmaceuticals Inc.	1,008,099	8,811
*	Omnicell Inc.	452,997	8,553
*	Luminex Corp.	515,208	8,511
*	Exact Sciences Corp.	865,292	8,480
*	Spectranetics Corp.	445,360	8,253
*	NxStage Medical Inc.	724,359	8,171
*	Momenta Pharmaceuticals Inc.	600,234	8,007
*	Rigel Pharmaceuticals Inc.	1,168,719	7,936
	Ensign Group Inc.	232,765	7,774
*	BioScrip Inc.	609,236	7,743
	Computer Programs & Systems Inc.	142,966	7,736
*,^ Keryx Biopharmaceuticals Inc.		1,091,505	7,684
*	Kindred Healthcare Inc.	725,968	7,644
*	Halozyme Therapeutics Inc.	1,303,547	7,521
*,^ MannKind Corp.		2,205,774	7,478
*	Optimer Pharmaceuticals Inc.	615,178	7,321
	Landauer Inc.	128,712	7,257
*	ExamWorks Group Inc.	417,625	7,233
*	Array BioPharma Inc.	1,462,228	7,194
*	Ligand Pharmaceuticals Inc. Class B	269,367	7,179
*	AMAG Pharmaceuticals Inc.	292,713	6,981
*	Lexicon Pharmaceuticals Inc.	3,153,594	6,875
*	Merit Medical Systems Inc.	542,095	6,646
*	Merrimack Pharmaceuticals Inc.	1,082,605	6,604
*	Sangamo Biosciences Inc.	684,168	6,541
*,^ Sequenom Inc.		1,555,543	6,456
*	Genomic Health Inc.	227,346	6,429
*	ACADIA Pharmaceuticals Inc.	788,545	6,261
*	Vanguard Health Systems Inc.	419,512	6,238
*	HealthStream Inc.	267,806	6,143
^	Spectrum Pharmaceuticals Inc.	820,813	6,123
*	Dyax Corp.	1,345,483	5,866
*	Orexigen Therapeutics Inc.	925,442	5,784
*	Natus Medical Inc.	426,272	5,729
*	Symmetry Medical Inc.	497,314	5,694
*	Healthways Inc.	457,304	5,602
	National Healthcare Corp.	122,363	5,594
	Select Medical Holdings Corp.	621,400	5,593
*	PharMerica Corp.	398,847	5,584
*	Accretive Health Inc.	541,027	5,497
*	Cadence Pharmaceuticals Inc.	815,584	5,456
*	Antares Pharma Inc.	1,513,215	5,417
*	SurModics Inc.	197,534	5,383
*	Astex Pharmaceuticals	1,195,289	5,331
*,^ MAKO Surgical Corp.		473,180	5,276
*	Cardiovascular Systems Inc.	256,223	5,247
	Invacare Corp.	397,611	5,189
*	GenMark Diagnostics Inc.	400,948	5,180
*	Fluidigm Corp.	279,369	5,171
*	Cynosure Inc. Class A	196,659	5,147
*	Dynavax Technologies Corp.	2,314,056	5,137
*	Corvel Corp.	103,500	5,122

*	Cambrex Corp.	397,744	5,087
*	Obagi Medical Products Inc.	256,127	5,059
*	Emergent Biosolutions Inc.	346,381	4,842
*	Idenix Pharmaceuticals Inc.	1,334,585	4,751
*	Synta Pharmaceuticals Corp.	552,383	4,751
*	AVEO Pharmaceuticals Inc.	640,556	4,708
*,^ Protalix BioTherapeutics Inc.		855,100	4,695
	US Physical Therapy Inc.	174,627	4,689
*	AVANIR Pharmaceuticals Inc.	1,709,532	4,684
	Hi-Tech Pharmacal Co. Inc.	140,838	4,663
*	Amedisys Inc.	414,868	4,613
*,^ Clovis Oncology Inc.		160,214	4,593
*	Endocyte Inc.	364,766	4,541
*	Triple-S Management Corp. Class B	260,321	4,535
*	LHC Group Inc.	209,910	4,511
*	Depomed Inc.	755,253	4,433
*	Vocera Communications Inc.	192,134	4,419
*	Vical Inc.	1,101,106	4,382
*	Furiex Pharmaceuticals Inc.	116,191	4,355
*,^ Accuray Inc.		925,965	4,296
	Universal American Corp.	515,426	4,294
*	TESARO Inc.	193,019	4,239
*	XenoPort Inc.	590,146	4,220
*	Affymetrix Inc.	892,373	4,212
	Atrion Corp.	21,644	4,155
*	Novavax Inc.	1,797,078	4,097
*	Five Star Quality Care Inc.	609,543	4,078
*	OraSure Technologies Inc.	746,968	4,034
*	Gentiva Health Services Inc.	369,377	3,997
*	AngioDynamics Inc.	349,459	3,994
*	Cerus Corp.	894,074	3,952
*,^ Raptor Pharmaceutical Corp.		659,621	3,859
*	XOMA Corp.	1,096,132	3,826
*	Curis Inc.	1,142,730	3,748
*,^ Navidea Biopharmaceuticals Inc.		1,376,191	3,729
*	Tornier NV	190,667	3,594
*	Albany Molecular Research Inc.	341,357	3,588
*	Palomar Medical Technologies Inc.	250,609	3,381
*	Providence Service Corp.	178,512	3,301
*,^ Synergy Pharmaceuticals Inc.		539,675	3,276
	Assisted Living Concepts Inc. Class A	272,211	3,237
*	Vascular Solutions Inc.	198,657	3,222
*	Anika Therapeutics Inc.	218,181	3,168
*	RTI Biologics Inc.	787,887	3,104
*,^ PROLOR Biotech Inc.		605,590	3,064
*,^ Greenway Medical Technologies		191,577	3,046
*,^ Repros Therapeutics Inc.		187,331	3,016
*	Progenics Pharmaceuticals Inc.	550,309	2,966
*	Trius Therapeutics Inc.	432,122	2,956
*	Sciclone Pharmaceuticals Inc.	635,938	2,925
*,^ NewLink Genetics Corp.		237,514	2,914
*	Chindex International Inc.	208,690	2,867
*	Repligen Corp.	409,388	2,829
*	Staar Surgical Co.	495,381	2,789
*,^ PhotoMedex Inc.		172,998	2,784
*,^ Immunomedics Inc.		1,136,337	2,739
*,^ Sunesis Pharmaceuticals Inc.		491,484	2,688

	CryoLife Inc.	443,435	2,665
*	Threshold Pharmaceuticals Inc.	563,011	2,595
*	Rochester Medical Corp.	167,295	2,446
*	Merge Healthcare Inc.	845,832	2,444
*	Exactech Inc.	116,135	2,403
*	Insmed Inc.	317,427	2,378
*	Lannett Co. Inc.	232,832	2,354
	Almost Family Inc.	114,293	2,335
*	Cutera Inc.	178,648	2,322
*,^ Osiris Therapeutics Inc.		221,766	2,306
*,^ Galena Biopharma Inc.		1,098,769	2,296
*	Sagent Pharmaceuticals Inc.	127,900	2,245
*,^ Unilife Corp.		1,008,577	2,199
*	Alphatec Holdings Inc.	989,644	2,088
*	Arqule Inc.	805,160	2,085
*	Harvard Bioscience Inc.	360,542	2,037
	Utah Medical Products Inc.	41,367	2,017
*	OncoGenex Pharmaceutical Inc.	176,975	2,005
*	Pozen Inc.	380,050	2,003
*	Cytokinetics Inc.	1,736,639	1,980
	Enzon Pharmaceuticals Inc.	517,601	1,967
	Pain Therapeutics Inc.	572,446	1,964
*	Cross Country Healthcare Inc.	364,289	1,934
*	Geron Corp.	1,787,383	1,913
*	Skilled Healthcare Group Inc.	289,646	1,903
*,^ SIGA Technologies Inc.		525,800	1,882
*,^ Peregrine Pharmaceuticals Inc.		1,398,027	1,873
*,^ Biolase Inc.		468,584	1,865
*	AtriCure Inc.	234,158	1,855
*	Anacor Pharmaceuticals Inc.	286,154	1,849
*,^ Ampio Pharmaceuticals Inc.		399,684	1,827
*	Cytori Therapeutics Inc.	727,489	1,826
*	Corcept Therapeutics Inc.	883,298	1,767
*	Targacept Inc.	411,576	1,762
*	GTx Inc.	412,329	1,711
*,^ ZIOPHARM Oncology Inc.		929,113	1,700
*,^ Zogenix Inc.		897,238	1,615
*,^ Delcath Systems Inc.		894,334	1,610
*	Vanda Pharmaceuticals Inc.	407,489	1,597
	National Research Corp.	27,488	1,595
*	Amicus Therapeutics Inc.	495,781	1,572
*,^ Oncothyreon Inc.		724,015	1,506
*	Durect Corp.	1,094,540	1,456
*,^ Biotime Inc.		376,299	1,437
*	Solta Medical Inc.	649,035	1,428
*,^ Inovio Pharmaceuticals Inc.		2,365,337	1,407
*	Discovery Laboratories Inc.	593,540	1,359
*	Omeros Corp.	327,289	1,348
	Psychemedics Corp.	112,607	1,343
*	Pacific Biosciences of California Inc.	525,087	1,307
*	Chelsea Therapeutics International Ltd.	636,886	1,299
*,^ Hansen Medical Inc.		627,239	1,261
*	Nanosphere Inc.	543,421	1,196
*	Enzo Biochem Inc.	471,186	1,187
*	Pernix Therapeutics Holdings	234,810	1,165
*,^ Horizon Pharma Inc.		410,009	1,111
*	Agenus Inc.	277,543	1,080

*	CardioNet Inc.	442,809	1,076
*	Cleveland Biolabs Inc.	535,493	1,050
*	PDI Inc.	177,317	1,046
*	Medical Action Industries Inc.	174,024	1,044
*	Sucampo Pharmaceuticals Inc. Class A	158,504	1,037
*	RadNet Inc.	363,013	1,016
*	Synergetics USA Inc.	289,440	1,004
*	Cell Therapeutics Inc.	841,078	967
*	Digirad Corp.	377,221	951
*,^ Apricus Biosciences Inc.		354,517	950
*,^ Rockwell Medical Technologies Inc.		239,769	950
*	CytRx Corp.	343,873	935
*	Biospecifics Technologies Corp.	53,486	912
*	Icad Inc.	179,126	894
*	Cornerstone Therapeutics Inc.	119,548	845
*	Theragenics Corp.	505,923	825
*,^ Zalicus Inc.		1,212,350	809
*,^ Savient Pharmaceuticals Inc.		1,006,733	805
*	Verastem Inc.	82,845	797
*,^ Supernus Pharmaceuticals Inc.		140,974	792
*,^ Cel-Sci Corp.		3,363,021	775
	Maxygen Inc.	320,911	773
*	Cumberland Pharmaceuticals Inc.	152,070	757
*	LCA-Vision Inc.	221,694	745
*	Cardica Inc.	567,438	738
*	Wright Medical Group Inc.	288,011	720
*	Metabolix Inc.	386,346	707
*,^ Affymax Inc.		467,931	650
*,^ StemCells Inc.		372,978	645
*,^ Alexza Pharmaceuticals Inc.		143,961	636
*	Codexis Inc.	253,050	605
*,^ MELA Sciences Inc.		517,162	600
*	Transcept Pharmaceuticals Inc.	123,149	590
*	EnteroMedics Inc.	584,526	585
*	Bovie Medical Corp.	158,893	524
*	BioCryst Pharmaceuticals Inc.	425,176	506
*	Zeltiq Aesthetics Inc.	128,907	492
*	Alliance HealthCare Services Inc.	62,748	487
*,^ Anthera Pharmaceuticals Inc. Class A		734,103	477
*,^ Arrowhead Research Corp.		211,290	461
*	Columbia Laboratories Inc.	757,867	449
*	TranS1 Inc.	200,063	448
*	Celsion Corp.	415,693	436
*	Sharps Compliance Corp.	156,325	419
*,^ Acura Pharmaceuticals Inc.		182,108	388
*,^ BSD Medical Corp.		257,082	378
*	Strategic Diagnostics Inc.	365,605	358
	Heska Corp.	38,628	358
*,^ Aastrom Biosciences Inc.		494,308	346
*	Entremed Inc.	166,512	338
*,^ Mast Therapeutics Inc.		495,914	335
*	Hemispherx Biopharma Inc.	1,666,987	317
*	Biota Pharmaceuticals Inc.	77,957	317
*	Alimera Sciences Inc.	102,848	316
*	Adolor Corp. Rights Exp. 07/01/2019	592,629	308
*	Palatin Technologies Inc.	504,697	303
*,^ Biosante Pharmaceuticals Inc.		253,823	297

* Vision Sciences Inc.	273,044	292
* GenVec Inc.	189,152	286
Daxor Corp.	37,940	275
* Hooper Holmes Inc.	591,641	272
* Forest Laboratories Inc. Contingent Value Rights Exp. 04/14/2018	216,285	205
* Biodel Inc.	62,688	177
* Authentidate Holding Corp.	131,342	131
* Stereotaxis Inc.	54,377	108
* ThermoGenesis Corp.	123,286	105
* Idera Pharmaceuticals Inc.	197,758	99
* Retractable Technologies Inc.	74,206	79
* ProPhase Labs Inc.	31,802	55
* ERBA Diagnostics Inc.	61,375	45
* PURE Bioscience Inc.	14,337	8
Myrexis Inc.	34,818	3
		29,521,166
Industrials (11.1%)
General Electric Co.	146,020,521	3,375,994
United Technologies Corp.	12,124,704	1,132,811
3M Co.	9,153,303	973,088
Union Pacific Corp.	6,550,308	932,829
United Parcel Service Inc. Class B	10,075,786	865,510
Boeing Co.	9,975,461	856,393
Caterpillar Inc.	9,106,014	791,950
Honeywell International Inc.	10,363,030	780,854
Emerson Electric Co.	10,083,552	563,368
Danaher Corp.	8,198,850	509,559
Deere & Co.	5,181,310	445,489
FedEx Corp.	4,155,030	408,024
Eaton Corp. plc	6,450,405	395,087
Precision Castparts Corp.	2,026,603	384,284
Lockheed Martin Corp.	3,830,102	369,681
Illinois Tool Works Inc.	5,823,276	354,870
CSX Corp.	14,361,844	353,732
Norfolk Southern Corp.	4,409,767	339,905
General Dynamics Corp.	4,179,019	294,663
Cummins Inc.	2,514,355	291,187
Raytheon Co.	4,593,366	270,044
Waste Management Inc.	6,136,846	240,626
PACCAR Inc.	4,670,151	236,123
Ingersoll-Rand plc	4,191,428	230,570
Northrop Grumman Corp.	3,246,896	227,770
Tyco International Ltd.	6,485,121	207,524
Fastenal Co.	3,919,965	201,290
* Delta Air Lines Inc.	11,842,430	195,519
Parker Hannifin Corp.	2,077,382	190,247
WW Grainger Inc.	822,557	185,059
Dover Corp.	2,523,190	183,890
Stanley Black & Decker Inc.	2,224,154	180,090
Roper Industries Inc.	1,370,091	174,426
Kansas City Southern	1,532,405	169,944
Rockwell Automation Inc.	1,948,183	168,226
ADT Corp.	3,237,090	158,423
Pentair Ltd.	2,928,339	154,470
Fluor Corp.	2,318,663	153,797
* United Continental Holdings Inc.	4,629,006	148,174
AMETEK Inc.	3,383,593	146,713

Republic Services Inc. Class A	4,310,551	142,248
Southwest Airlines Co.	10,276,368	138,525
CH Robinson Worldwide Inc.	2,241,450	133,277
* Stericycle Inc.	1,194,356	126,817
* Verisk Analytics Inc. Class A	1,971,443	121,500
Flowserve Corp.	705,754	118,362
Rockwell Collins Inc.	1,863,404	117,618
Textron Inc.	3,918,811	116,820
* Hertz Global Holdings Inc.	4,987,512	111,022
Pall Corp.	1,579,267	107,974
L-3 Communications Holdings Inc.	1,332,360	107,815
TransDigm Group Inc.	682,979	104,441
Expeditors International of Washington Inc.	2,905,170	103,744
* Jacobs Engineering Group Inc.	1,809,106	101,744
Masco Corp.	5,004,946	101,350
JB Hunt Transport Services Inc.	1,315,646	97,989
Equifax Inc.	1,662,824	95,762
* Quanta Services Inc.	3,069,875	87,737
Joy Global Inc.	1,472,435	87,639
* B/E Aerospace Inc.	1,447,401	87,264
* Fortune Brands Home & Security Inc.	2,267,086	84,857
Nielsen Holdings NV	2,339,186	83,790
* IHS Inc. Class A	780,499	81,734
Iron Mountain Inc.	1,974,110	71,680
Xylem Inc.	2,587,228	71,304
Donaldson Co. Inc.	1,963,236	71,050
AGCO Corp.	1,348,573	70,288
Robert Half International Inc.	1,857,159	69,699
Hubbell Inc. Class B	717,167	69,644
Cintas Corp.	1,571,722	69,360
Wabtec Corp.	665,701	67,975
Snap-on Inc.	808,590	66,870
KBR Inc.	2,048,927	65,730
Timken Co.	1,140,504	64,530
* Alaska Air Group Inc.	976,397	62,450
* WABCO Holdings Inc.	881,207	62,204
Manpowergroup Inc.	1,093,553	62,026
* Owens Corning	1,558,421	61,449
IDEX Corp.	1,149,178	61,389
Towers Watson & Co. Class A	882,104	61,147
Avery Dennison Corp.	1,399,006	60,255
* United Rentals Inc.	1,094,109	60,143
Lincoln Electric Holdings Inc.	1,096,946	59,433
Carlisle Cos. Inc.	874,274	59,267
Waste Connections Inc.	1,620,915	58,321
* Genesee & Wyoming Inc. Class A	626,124	58,298
MSC Industrial Direct Co. Inc. Class A	656,712	56,333
SPX Corp.	705,996	55,745
Triumph Group Inc.	694,830	54,544
* Kirby Corp.	699,221	53,700
* Sensata Technologies Holding NV	1,613,231	53,027
Nordson Corp.	801,916	52,886
* Terex Corp.	1,535,836	52,863
Valmont Industries Inc.	333,217	52,405
Dun & Bradstreet Corp.	618,941	51,774
Gardner Denver Inc.	682,282	51,246
* Copart Inc.	1,489,828	51,071

	URS Corp.	1,068,206	50,644
	Trinity Industries Inc.	1,095,807	49,673
	Graco Inc.	843,049	48,922
*	Oshkosh Corp.	1,144,030	48,610
	Regal-Beloit Corp.	587,753	47,937
*	AECOM Technology Corp.	1,402,700	46,009
*	Clean Harbors Inc.	785,691	45,641
*	WESCO International Inc.	609,178	44,232
	Kennametal Inc.	1,104,463	43,118
	Ryder System Inc.	708,658	42,342
	Babcock & Wilcox Co.	1,488,153	42,278
^	Pitney Bowes Inc.	2,795,519	41,541
	Acuity Brands Inc.	592,978	41,123
*	Avis Budget Group Inc.	1,475,307	41,058
	AO Smith Corp.	549,048	40,393
*	Hexcel Corp.	1,384,653	40,169
*	Middleby Corp.	259,657	39,507
	EMCOR Group Inc.	923,985	39,168
*	US Airways Group Inc.	2,254,843	38,265
*	Teledyne Technologies Inc.	486,556	38,165
	Lennox International Inc.	597,962	37,965
	Toro Co.	815,406	37,541
	Landstar System Inc.	645,432	36,848
	Huntington Ingalls Industries Inc.	688,530	36,719
*	Colfax Corp.	782,928	36,437
	CLARCOR Inc.	695,228	36,416
	Manitowoc Co. Inc.	1,744,320	35,863
	Crane Co.	632,838	35,350
	ITT Corp.	1,219,639	34,674
*	Old Dominion Freight Line Inc.	897,554	34,287
	Woodward Inc.	857,615	34,099
*	Foster Wheeler AG	1,488,545	34,013
*	Chart Industries Inc.	415,864	33,273
	Covanta Holding Corp.	1,646,646	33,180
	Alliant Techsystems Inc.	453,689	32,861
*	Esterline Technologies Corp.	428,587	32,444
*	MRC Global Inc.	983,904	32,400
	GATX Corp.	618,708	32,154
	Belden Inc.	616,774	31,856
*	Spirit Aerosystems Holdings Inc. Class A	1,661,087	31,544
	Watsco Inc.	372,206	31,332
*	EnerSys Inc.	673,356	30,692
	Air Lease Corp.	1,035,744	30,368
^	RR Donnelley & Sons Co.	2,502,969	30,161
	Macquarie Infrastructure Co. LLC	551,982	29,829
	Actuant Corp. Class A	961,425	29,439
	Deluxe Corp.	706,770	29,260
	Exelis Inc.	2,598,433	28,297
	Harsco Corp.	1,119,114	27,720
*,^ USG Corp.		1,041,961	27,549
	Con-way Inc.	777,300	27,369
	Corporate Executive Board Co.	466,034	27,105
*	Tetra Tech Inc.	877,872	26,766
*	Navistar International Corp.	770,342	26,631
*,^ Polypore International Inc.		645,329	25,929
*	Beacon Roofing Supply Inc.	663,226	25,640
*	Advisory Board Co.	483,499	25,393

* General Cable Corp.	690,944	25,309
* Moog Inc. Class A	539,942	24,746
* MasTec Inc.	810,862	23,637
Applied Industrial Technologies Inc.	519,704	23,387
* DigitalGlobe Inc.	803,790	23,238
* JetBlue Airways Corp.	3,355,012	23,150
Healthcare Services Group Inc.	894,690	22,931
Brady Corp. Class A	674,751	22,624
Herman Miller Inc.	810,855	22,436
Rollins Inc.	903,786	22,188
HNI Corp.	619,880	22,000
Generac Holdings Inc.	618,136	21,845
* FTI Consulting Inc.	579,355	21,819
Mine Safety Appliances Co.	437,130	21,690
* Spirit Airlines Inc.	848,713	21,523
TAL International Group Inc.	467,292	21,173
Mueller Industries Inc.	395,608	21,082
* Acacia Research Corp.	690,968	20,847
UTi Worldwide Inc.	1,439,363	20,842
United Stationers Inc.	534,771	20,669
* Armstrong World Industries Inc.	367,133	20,519
Curtiss-Wright Corp.	581,690	20,185
* Hub Group Inc. Class A	511,314	19,665
Allegiant Travel Co. Class A	214,208	19,017
UniFirst Corp.	206,568	18,694
AMERCO	107,551	18,664
Brink's Co.	657,924	18,593
Barnes Group Inc.	638,814	18,481
Franklin Electric Co. Inc.	546,150	18,334
Watts Water Technologies Inc. Class A	382,020	18,333
HEICO Corp. Class A	502,037	17,225
* Swift Transportation Co.	1,208,731	17,140
KAR Auction Services Inc.	851,318	17,052
AZZ Inc.	346,763	16,714
ABM Industries Inc.	743,974	16,546
Interface Inc. Class A	859,636	16,522
Steelcase Inc. Class A	1,113,684	16,405
Simpson Manufacturing Co. Inc.	532,383	16,296
Briggs & Stratton Corp.	655,067	16,246
Granite Construction Inc.	509,722	16,230
Raven Industries Inc.	472,006	15,864
* Trimas Corp.	483,149	15,688
* RBC Bearings Inc.	310,157	15,682
* On Assignment Inc.	619,532	15,680
* Mobile Mini Inc.	531,048	15,629
Lindsay Corp.	176,274	15,544
ESCO Technologies Inc.	367,424	15,013
Forward Air Corp.	398,627	14,865
* Atlas Air Worldwide Holdings Inc.	363,930	14,834
Werner Enterprises Inc.	605,893	14,626
* EnPro Industries Inc.	283,346	14,499
Matson Inc.	583,916	14,364
* Orbital Sciences Corp.	811,516	13,544
Knight Transportation Inc.	821,609	13,228
Aircastle Ltd.	955,719	13,074
Mueller Water Products Inc. Class A	2,154,255	12,775
* Huron Consulting Group Inc.	312,856	12,614

*,^ GrafTech International Ltd.		1,629,731	12,516
	Titan International Inc.	592,888	12,498
*	Aegion Corp. Class A	537,458	12,442
*	II-VI Inc.	729,147	12,425
*	TrueBlue Inc.	569,732	12,044
*	Korn/Ferry International	663,469	11,850
	Knoll Inc.	652,285	11,826
	G&K Services Inc. Class A	259,080	11,791
	Kaman Corp.	324,712	11,518
	SkyWest Inc.	703,468	11,291
	Kaydon Corp.	438,681	11,221
	Tennant Co.	229,949	11,166
	Apogee Enterprises Inc.	385,298	11,154
*	Team Inc.	260,443	10,696
	Albany International Corp.	365,153	10,553
*	ACCO Brands Corp.	1,575,133	10,522
	Universal Forest Products Inc.	256,679	10,218
*	DXP Enterprises Inc.	136,291	10,181
	McGrath RentCorp	325,823	10,133
	AAR Corp.	549,108	10,098
	Altra Holdings Inc.	368,572	10,033
*	Proto Labs Inc.	200,321	9,836
*	Trex Co. Inc.	199,802	9,826
	Exponent Inc.	181,115	9,769
	Sauer-Danfoss Inc.	166,245	9,714
*	Wabash National Corp.	952,958	9,682
*	Tutor Perini Corp.	496,752	9,587
	Standex International Corp.	172,230	9,511
	Heartland Express Inc.	704,839	9,403
	Cubic Corp.	219,812	9,390
*	Navigant Consulting Inc.	702,628	9,233
	Astec Industries Inc.	263,724	9,212
*	Rush Enterprises Inc. Class A	381,747	9,208
	Sun Hydraulics Corp.	281,260	9,144
	CIRCOR International Inc.	212,490	9,031
*	Dycom Industries Inc.	458,295	9,024
*,^ GenCorp Inc.		658,875	8,763
*	Blount International Inc.	637,125	8,525
	Primoris Services Corp.	384,881	8,510
	Encore Wire Corp.	242,916	8,507
	Griffon Corp.	710,056	8,464
	Insperity Inc.	297,729	8,447
*	Rexnord Corp.	393,072	8,345
*	WageWorks Inc.	333,041	8,336
	H&E Equipment Services Inc.	406,161	8,286
	John Bean Technologies Corp.	397,540	8,249
	Quanex Building Products Corp.	505,652	8,141
*	Greenbrier Cos. Inc.	352,413	8,003
^	Quad/Graphics Inc.	333,629	7,987
*	Saia Inc.	216,917	7,846
	Resources Connection Inc.	604,877	7,682
	Viad Corp.	276,693	7,653
*	InnerWorkings Inc.	504,643	7,640
*	Thermon Group Holdings Inc.	337,881	7,504
*	Gibraltar Industries Inc.	398,621	7,275
	Kelly Services Inc. Class A	389,210	7,270
*	ICF International Inc.	266,680	7,254

*	Republic Airways Holdings Inc.	627,953	7,247
	Comfort Systems USA Inc.	508,199	7,161
	AAON Inc.	256,026	7,064
	American Science & Engineering Inc.	115,773	7,061
	US Ecology Inc.	263,569	6,998
*	Federal Signal Corp.	851,021	6,927
	Gorman-Rupp Co.	228,477	6,866
*	MYR Group Inc.	278,363	6,837
*	Powell Industries Inc.	129,551	6,811
	Kforce Inc.	414,472	6,785
*	CAI International Inc.	234,949	6,771
*	Titan Machinery Inc.	243,785	6,765
	Celadon Group Inc.	312,632	6,522
*	GP Strategies Corp.	258,330	6,164
	American Railcar Industries Inc.	131,084	6,127
*	Meritor Inc.	1,256,838	5,945
	LB Foster Co. Class A	133,010	5,891
*	Layne Christensen Co.	268,778	5,746
*	Taser International Inc.	715,376	5,687
*	Mistras Group Inc.	228,940	5,543
	Barrett Business Services Inc.	104,726	5,515
*	EnerNOC Inc.	310,009	5,385
*	Roadrunner Transportation Systems Inc.	233,974	5,381
*	Engility Holdings Inc.	221,319	5,307
	Ennis Inc.	351,728	5,301
	National Presto Industries Inc.	65,705	5,289
	Great Lakes Dredge & Dock Corp.	762,649	5,133
*	Builders FirstSource Inc.	862,284	5,053
*	KEYW Holding Corp.	306,622	4,946
*	Columbus McKinnon Corp.	253,596	4,882
	HEICO Corp.	110,477	4,796
*	Consolidated Graphics Inc.	121,423	4,748
*	American Woodmark Corp.	138,723	4,721
	Hyster-Yale Materials Handling Inc.	81,408	4,648
	Marten Transport Ltd.	224,718	4,524
*	NCI Building Systems Inc.	259,504	4,508
	Multi-Color Corp.	172,066	4,438
*	Aerovironment Inc.	244,699	4,436
*	Wesco Aircraft Holdings Inc.	300,543	4,424
*	Standard Parking Corp.	213,657	4,423
*	Echo Global Logistics Inc.	197,420	4,367
	Aceto Corp.	387,771	4,293
*	Air Transport Services Group Inc.	736,008	4,291
	Alamo Group Inc.	109,582	4,192
	Douglas Dynamics Inc.	298,848	4,130
	Insteel Industries Inc.	251,874	4,111
*	EnergySolutions Inc.	1,091,778	4,094
	Global Power Equipment Group Inc.	232,101	4,090
*	Kadant Inc.	163,131	4,078
	Pike Electric Corp.	285,123	4,057
*,^ XPO Logistics Inc.		231,910	3,905
	Arkansas Best Corp.	334,334	3,905
*	Hawaiian Holdings Inc.	666,330	3,838
*,^ Capstone Turbine Corp.		4,235,971	3,812
*	Lydall Inc.	244,672	3,756
*	CBIZ Inc.	576,635	3,679
*	Orion Marine Group Inc.	368,320	3,661

*	Flow International Corp.	933,714	3,651
	FreightCar America Inc.	167,030	3,645
*	Park-Ohio Holdings Corp.	109,469	3,627
	Kimball International Inc. Class B	395,582	3,584
*	Northwest Pipe Co.	126,780	3,547
*	Astronics Corp.	117,649	3,508
	SeaCube Container Leasing Ltd.	151,938	3,489
	Heidrick & Struggles International Inc.	231,822	3,466
*	Furmanite Corp.	510,654	3,416
*	Kratos Defense & Security Solutions Inc.	676,360	3,402
	Graham Corp.	134,795	3,335
*	RPX Corp.	235,919	3,329
	Dynamic Materials Corp.	183,920	3,200
	Houston Wire & Cable Co.	244,902	3,171
	CDI Corp.	183,472	3,156
*	CRA International Inc.	139,348	3,117
*,^ Odyssey Marine Exploration Inc.		937,979	3,058
*	PowerSecure International Inc.	232,618	2,957
*	Quality Distribution Inc.	347,710	2,924
	Twin Disc Inc.	115,608	2,899
*	Accuride Corp.	530,753	2,861
*	Ducommun Inc.	143,869	2,847
*	NN Inc.	300,535	2,843
*	Pendrell Corp.	1,700,074	2,822
	Michael Baker Corp.	113,650	2,784
*	Commercial Vehicle Group Inc.	346,972	2,706
*	Franklin Covey Co.	181,165	2,632
*	TMS International Corp. Class A	197,292	2,604
	Preformed Line Products Co.	35,632	2,493
*	LMI Aerospace Inc.	117,716	2,447
	Miller Industries Inc.	149,815	2,405
*	Pacer International Inc.	471,903	2,374
	Met-Pro Corp.	227,409	2,349
	Schawk Inc. Class A	209,335	2,301
*	Sterling Construction Co. Inc.	211,232	2,300
*	Patriot Transportation Holding Inc.	81,838	2,277
	Ampco-Pittsburgh Corp.	115,847	2,191
*	Heritage-Crystal Clean Inc.	142,796	2,156
*	Hurco Cos. Inc.	78,616	2,141
	Hardinge Inc.	152,003	2,072
*,^ Swisher Hygiene Inc.		1,539,917	1,986
*	FuelCell Energy Inc.	2,084,167	1,967
*	Energy Recovery Inc.	530,162	1,962
*	PGT Inc.	270,339	1,857
	LSI Industries Inc.	265,399	1,852
*	Hudson Global Inc.	453,090	1,785
	Courier Corp.	122,693	1,768
*	Ameresco Inc. Class A	235,147	1,740
*	Casella Waste Systems Inc. Class A	394,717	1,725
*	BlueLinx Holdings Inc.	597,002	1,701
*	ARC Document Solutions Inc.	556,358	1,658
*,^ Cenveo Inc.		768,670	1,653
^	Acorn Energy Inc.	219,252	1,612
*	American Superconductor Corp.	602,395	1,602
*	Willis Lease Finance Corp.	105,689	1,598
*	AT Cross Co. Class A	115,431	1,589
*	Vicor Corp.	310,089	1,541

	Coleman Cable Inc.	102,566	1,538
*	Tecumseh Products Co. Class A	176,201	1,536
	Argan Inc.	99,255	1,480
	International Shipholding Corp.	81,256	1,479
	Ceco Environmental Corp.	113,293	1,465
*	Edgen Group Inc.	202,158	1,462
*	TRC Cos. Inc.	217,977	1,406
*	PMFG Inc.	225,410	1,391
*	Astronics Corp. Class B	45,070	1,346
*	Sparton Corp.	100,312	1,344
	Intersections Inc.	135,760	1,278
	Lawson Products Inc.	71,807	1,262
*	Covenant Transportation Group Inc. Class A	208,915	1,251
*,^ Genco Shipping & Trading Ltd.		415,389	1,196
	VSE Corp.	47,838	1,195
	Innovative Solutions & Support Inc.	238,921	1,178
	Eastern Co.	62,410	1,095
*	Hill International Inc.	363,287	1,086
*	Orion Energy Systems Inc.	437,525	1,085
*	Metalico Inc.	651,835	1,056
*	Fuel Tech Inc.	236,561	1,022
*	Ultralife Corp.	233,201	1,021
*	Active Power Inc.	200,570	921
*	API Technologies Corp.	370,751	919
*	Dolan Co.	365,644	874
*	Key Technology Inc.	64,325	813
	Baltic Trading Ltd.	187,566	767
	Omega Flex Inc.	44,518	765
*	Magnetek Inc.	51,674	722
*	USA Truck Inc.	139,893	687
*,^ Eagle Bulk Shipping Inc.		193,463	681
	Hubbell Inc. Class A	7,600	669
	PAM Transportation Services Inc.	61,693	653
	LS Starrett Co. Class A	58,996	652
*	Xerium Technologies Inc.	117,105	637
*	Perma-Fix Environmental Services	666,988	547
	Sypris Solutions Inc.	124,211	519
*	Supreme Industries Inc. Class A	106,240	493
*	Broadwind Energy Inc.	91,517	400
*	Virco Manufacturing Corp.	159,526	380
*	Frozen Food Express Industries	185,060	255
*	Innotrac Corp.	73,831	228
*	Standard Register Co.	262,144	220
*	Integrated Electrical Services Inc.	34,196	218
*,^ Ascent Solar Technologies Inc.		320,367	179
*,^ Altair Nanotechnologies Inc.		45,918	125
*	Ocean Power Technologies Inc.	79,149	120
*	Lime Energy Co.	117,752	88
*	Arotech Corp.	63,553	74
*,^ Plug Power Inc.		270,234	59
*	SL Industries Inc.	1,914	35
			26,893,079
Information Technology (17.6%)
	Apple Inc.	13,099,023	5,798,021
	International Business Machines Corp.	14,947,468	3,188,295
	Microsoft Corp.	105,478,455	3,017,739
*	Google Inc. Class A	3,689,500	2,929,574

Oracle Corp.	53,683,869	1,736,136
QUALCOMM Inc.	23,728,442	1,588,619
Cisco Systems Inc.	73,930,727	1,545,891
Intel Corp.	69,290,274	1,513,992
Visa Inc. Class A	7,457,123	1,266,518
* eBay Inc.	16,216,740	879,272
Mastercard Inc. Class A	1,494,813	808,888
* EMC Corp.	29,334,945	700,812
Accenture plc Class A	8,891,445	675,483
Hewlett-Packard Co.	27,378,565	652,705
* Facebook Inc. Class A	22,279,500	569,910
Texas Instruments Inc.	15,607,103	553,740
Automatic Data Processing Inc.	6,760,244	439,551
* Yahoo! Inc.	15,645,425	368,137
* Salesforce.com Inc.	1,878,494	335,931
* Cognizant Technology Solutions Corp. Class A	4,180,170	320,243
* Adobe Systems Inc.	6,893,645	299,942
Dell Inc.	20,531,055	294,210
Corning Inc.	20,578,821	274,316
Intuit Inc.	3,916,449	257,115
TE Connectivity Ltd.	5,904,404	247,572
Broadcom Corp. Class A	7,129,599	247,183
* Symantec Corp.	9,686,960	239,074
Applied Materials Inc.	17,231,974	232,287
Motorola Solutions Inc.	3,555,982	227,690
* LinkedIn Corp. Class A	1,213,967	213,731
Analog Devices Inc.	4,196,889	195,113
* Citrix Systems Inc.	2,600,022	187,618
* SanDisk Corp.	3,366,942	185,182
Seagate Technology plc	4,730,949	172,963
* NetApp Inc.	5,014,408	171,292
Amphenol Corp. Class A	2,232,751	166,675
* Fiserv Inc.	1,872,591	164,470
Paychex Inc.	4,554,970	159,743
Altera Corp.	4,464,002	158,338
Xerox Corp.	18,042,382	155,164
Western Digital Corp.	3,070,980	154,409
* Equinix Inc.	676,138	146,255
* Micron Technology Inc.	14,149,413	141,211
Xilinx Inc.	3,633,328	138,684
* Teradata Corp.	2,354,714	137,774
* Red Hat Inc.	2,688,253	135,918
* Juniper Networks Inc.	7,266,932	134,729
Maxim Integrated Products Inc.	4,060,352	132,570
* Autodesk Inc.	3,155,053	130,114
Fidelity National Information Services Inc.	3,266,198	129,407
Western Union Co.	8,313,280	125,032
Linear Technology Corp.	3,217,588	123,459
Avago Technologies Ltd. Class A	3,413,411	122,610
KLA-Tencor Corp.	2,315,457	122,117
CA Inc.	4,530,473	114,032
* Alliance Data Systems Corp.	693,337	112,244
NVIDIA Corp.	8,689,635	111,401
Computer Sciences Corp.	2,160,673	106,370
* Trimble Navigation Ltd.	3,509,634	105,149
* ANSYS Inc.	1,288,404	104,902
* VeriSign Inc.	2,158,515	102,055

*	BMC Software Inc.	2,200,865	101,966
	Microchip Technology Inc.	2,706,350	99,485
*	Lam Research Corp.	2,382,135	98,763
*	F5 Networks Inc.	1,099,396	97,934
*	VMware Inc. Class A	1,154,924	91,100
	Activision Blizzard Inc.	6,186,288	90,134
*	Akamai Technologies Inc.	2,471,315	87,213
*	Cree Inc.	1,538,347	84,163
*	Electronic Arts Inc.	4,393,406	77,763
*	Rackspace Hosting Inc.	1,521,534	76,807
*	Synopsys Inc.	2,070,826	74,301
	Harris Corp.	1,578,324	73,140
*	Gartner Inc.	1,301,752	70,828
*	Avnet Inc.	1,948,667	70,542
*	Nuance Communications Inc.	3,474,297	70,111
	Marvell Technology Group Ltd.	6,607,744	69,910
*	Flextronics International Ltd.	9,210,589	62,264
*	NCR Corp.	2,222,931	61,264
*	Arrow Electronics Inc.	1,499,713	60,918
*	FleetCor Technologies Inc.	790,136	60,580
*	Skyworks Solutions Inc.	2,700,834	59,499
	Solera Holdings Inc.	963,774	56,217
	Total System Services Inc.	2,204,268	54,622
	Global Payments Inc.	1,096,326	54,444
	FLIR Systems Inc.	2,082,714	54,171
*	Cadence Design Systems Inc.	3,887,238	54,149
^	FactSet Research Systems Inc.	584,343	54,110
	Jack Henry & Associates Inc.	1,138,718	52,620
*	LSI Corp.	7,687,720	52,123
*	ON Semiconductor Corp.	6,277,008	51,974
*	Informatica Corp.	1,502,611	51,795
	SAIC Inc.	3,807,985	51,598
	IAC/InterActiveCorp	1,149,011	51,338
*	MICROS Systems Inc.	1,115,131	50,750
	AOL Inc.	1,305,985	50,267
*	CommVault Systems Inc.	600,492	49,228
*	SolarWinds Inc.	827,985	48,934
	Jabil Circuit Inc.	2,571,304	47,518
*	TIBCO Software Inc.	2,276,708	46,035
*,^ Concur Technologies Inc.		650,431	44,659
	National Instruments Corp.	1,350,236	44,220
^	MercadoLibre Inc.	452,531	43,696
*	JDS Uniphase Corp.	3,243,202	43,362
*	NeuStar Inc. Class A	921,062	42,857
	Broadridge Financial Solutions Inc.	1,721,292	42,757
*	Atmel Corp.	6,105,009	42,491
*	PTC Inc.	1,661,273	42,346
*	Teradyne Inc.	2,609,874	42,332
*	Fortinet Inc.	1,773,580	41,998
*	Aspen Technology Inc.	1,299,748	41,969
*	Ingram Micro Inc.	2,084,723	41,027
*	CoStar Group Inc.	372,786	40,805
*	WEX Inc.	510,560	40,079
*	Cymer Inc.	410,876	39,485
*	Aruba Networks Inc.	1,573,246	38,922
	MAXIMUS Inc.	473,382	37,856
*	Compuware Corp.	2,972,456	37,156

*	Ultimate Software Group Inc.	354,495	36,924
*	Brocade Communications Systems Inc.	6,030,061	34,793
*,^ 3D Systems Corp.		1,068,797	34,458
	DST Systems Inc.	471,928	33,634
*	Zebra Technologies Corp.	711,850	33,549
	FEI Co.	502,848	32,459
*	Semtech Corp.	912,941	32,309
*	Rovi Corp.	1,504,029	32,201
*	NetSuite Inc.	396,976	31,782
*	Riverbed Technology Inc.	2,115,468	31,542
*	VeriFone Systems Inc.	1,497,219	30,962
^	IPG Photonics Corp.	462,948	30,744
*	CoreLogic Inc.	1,162,555	30,064
	Lender Processing Services Inc.	1,175,774	29,935
*	ValueClick Inc.	1,011,866	29,901
*	Microsemi Corp.	1,231,891	28,543
	InterDigital Inc.	593,424	28,383
	Molex Inc. Class A	1,175,975	28,364
*	ViaSat Inc.	574,463	27,827
*	QLIK Technologies Inc.	1,071,505	27,677
	Anixter International Inc.	389,506	27,234
*	Cavium Inc.	696,553	27,033
*	Arris Group Inc.	1,574,361	27,032
*	Polycom Inc.	2,433,102	26,959
*	ACI Worldwide Inc.	546,783	26,716
	Convergys Corp.	1,560,370	26,573
*	Verint Systems Inc.	725,731	26,525
	Plantronics Inc.	592,571	26,186
*	Vishay Intertechnology Inc.	1,894,412	25,783
*	Zynga Inc. Class A	7,670,177	25,772
	Lexmark International Inc. Class A	967,989	25,555
	Diebold Inc.	834,149	25,291
*	Itron Inc.	544,482	25,264
*	Fairchild Semiconductor International Inc. Class A	1,763,166	24,931
*	Sourcefire Inc.	418,755	24,803
*	Splunk Inc.	604,464	24,197
*	Tech Data Corp.	529,247	24,139
*	Hittite Microwave Corp.	393,620	23,838
	j2 Global Inc.	604,556	23,705
	Mentor Graphics Corp.	1,313,013	23,700
	Cognex Corp.	561,977	23,687
*	Acme Packet Inc.	804,716	23,514
*	Vantiv Inc. Class A	978,407	23,227
*	Tyler Technologies Inc.	376,731	23,079
*,^ First Solar Inc.		846,054	22,810
*	Silicon Laboratories Inc.	546,822	22,617
*	Ciena Corp.	1,391,370	22,276
	Dolby Laboratories Inc. Class A	661,224	22,191
	Fair Isaac Corp.	484,027	22,115
	Molex Inc.	753,522	22,063
	Littelfuse Inc.	323,001	21,916
*	SS&C Technologies Holdings Inc.	715,018	21,436
	Cypress Semiconductor Corp.	1,939,623	21,394
*,^ Advanced Micro Devices Inc.		8,377,104	21,362
*	TiVo Inc.	1,710,457	21,193
*	Acxiom Corp.	1,034,090	21,095
*	Veeco Instruments Inc.	543,019	20,814

*	Guidewire Software Inc.	537,572	20,664
*	Cirrus Logic Inc.	906,378	20,620
*	RF Micro Devices Inc.	3,868,828	20,582
*	Manhattan Associates Inc.	274,662	20,405
*	EchoStar Corp. Class A	523,273	20,392
*	International Rectifier Corp.	955,246	20,203
*	Progress Software Corp.	875,955	19,954
	MKS Instruments Inc.	728,550	19,817
*	PMC - Sierra Inc.	2,777,607	18,860
*	ServiceNow Inc.	520,003	18,824
*	Palo Alto Networks Inc.	330,449	18,703
*	Synaptics Inc.	458,753	18,667
*	Sapient Corp.	1,531,269	18,666
*	Entegris Inc.	1,891,894	18,654
	Coherent Inc.	327,611	18,589
	Blackbaud Inc.	618,441	18,324
*	Take-Two Interactive Software Inc.	1,130,573	18,259
*	NETGEAR Inc.	531,008	17,794
	Heartland Payment Systems Inc.	534,681	17,628
	Power Integrations Inc.	402,041	17,453
*	CACI International Inc. Class A	300,419	17,385
*	Dealertrack Technologies Inc.	585,945	17,215
*	Finisar Corp.	1,292,945	17,054
*,^ Universal Display Corp.		575,794	16,923
*	WebMD Health Corp.	694,873	16,899
*	Euronet Worldwide Inc.	628,543	16,556
*	OSI Systems Inc.	263,827	16,434
*,^ VistaPrint NV		423,016	16,354
^	ADTRAN Inc.	828,059	16,271
*	Electronics for Imaging Inc.	637,308	16,162
	NIC Inc.	841,266	16,119
*	Cardtronics Inc.	586,703	16,111
*	OpenTable Inc.	252,411	15,897
	Syntel Inc.	229,708	15,510
	Intersil Corp. Class A	1,753,101	15,269
*	QLogic Corp.	1,295,121	15,023
*	Integrated Device Technology Inc.	2,002,126	14,956
*	Bottomline Technologies de Inc.	518,874	14,793
*	Ultratech Inc.	366,752	14,498
*	MEMC Electronic Materials Inc.	3,199,076	14,076
*	Benchmark Electronics Inc.	774,102	13,949
	Tessera Technologies Inc.	712,193	13,354
*	SYNNEX Corp.	358,100	13,250
*	Ixia	611,566	13,234
*	Insight Enterprises Inc.	639,262	13,182
*	Unisys Corp.	573,805	13,054
	MTS Systems Corp.	219,672	12,774
*	Sanmina Corp.	1,120,395	12,728
*	Advent Software Inc.	451,221	12,621
*	Synchronoss Technologies Inc.	400,297	12,421
*	MicroStrategy Inc. Class A	121,104	12,241
*,^ Fusion-io Inc.		731,499	11,975
*	Netscout Systems Inc.	486,300	11,948
*	Cornerstone OnDemand Inc.	350,309	11,946
	Monotype Imaging Holdings Inc.	501,300	11,906
*	TriQuint Semiconductor Inc.	2,307,625	11,653
*	Plexus Corp.	478,224	11,626

*	Cabot Microelectronics Corp.	319,073	11,088
*	ExactTarget Inc.	467,550	10,880
*,^ VirnetX Holding Corp.		563,305	10,799
*	ExlService Holdings Inc.	326,933	10,750
*	Rogers Corp.	225,641	10,745
*	Infinera Corp.	1,524,145	10,669
	Monolithic Power Systems Inc.	437,647	10,665
*	ScanSource Inc.	377,762	10,660
*	Rofin-Sinar Technologies Inc.	391,901	10,617
*	Cray Inc.	456,378	10,593
*	Kulicke & Soffa Industries Inc.	916,305	10,592
*	Spansion Inc. Class A	822,102	10,580
*	RealPage Inc.	508,429	10,530
*	Diodes Inc.	501,633	10,524
*	OmniVision Technologies Inc.	754,692	10,400
*,^ Freescale Semiconductor Ltd.		680,349	10,130
*	FARO Technologies Inc.	231,667	10,052
	Tellabs Inc.	4,776,216	9,982
	Badger Meter Inc.	184,946	9,898
*	ATMI Inc.	438,799	9,842
*,^ Liquidity Services Inc.		326,472	9,732
*	CSG Systems International Inc.	458,551	9,717
*	Advanced Energy Industries Inc.	521,975	9,552
*	Interactive Intelligence Group Inc.	210,105	9,318
*	LivePerson Inc.	682,325	9,266
	Brooks Automation Inc.	910,155	9,265
*	Harmonic Inc.	1,594,551	9,232
*	Web.com Group Inc.	536,157	9,158
*	Newport Corp.	521,998	8,832
*	Lattice Semiconductor Corp.	1,610,168	8,775
	ManTech International Corp. Class A	324,882	8,730
*	Sykes Enterprises Inc.	541,132	8,636
^	Ebix Inc.	528,311	8,569
*	Infoblox Inc.	390,326	8,470
	AVX Corp.	703,242	8,369
*	Comverse Inc.	298,333	8,365
*	Monster Worldwide Inc.	1,612,266	8,174
*	Blucora Inc.	526,680	8,153
*	BroadSoft Inc.	307,294	8,134
*	iGATE Corp.	430,789	8,103
	Loral Space & Communications Inc.	129,968	8,042
*	Emulex Corp.	1,214,640	7,932
*	SPS Commerce Inc.	185,681	7,923
*	Measurement Specialties Inc.	198,773	7,905
	EarthLink Inc.	1,450,469	7,862
*	Accelrys Inc.	797,413	7,783
*	Rambus Inc.	1,368,563	7,678
*	PROS Holdings Inc.	280,833	7,630
*	Websense Inc.	504,715	7,571
	United Online Inc.	1,237,499	7,462
*	Sonus Networks Inc.	2,877,589	7,453
*	comScore Inc.	431,841	7,246
	Micrel Inc.	682,886	7,177
*,^ RealD Inc.		551,521	7,170
*	TeleTech Holdings Inc.	335,684	7,120
*,^ Angie's List Inc.		354,332	7,002
*	Digital River Inc.	484,372	6,849

*	Checkpoint Systems Inc.	523,678	6,839
	Park Electrochemical Corp.	268,825	6,812
*	Ellie Mae Inc.	282,878	6,803
	Forrester Research Inc.	212,791	6,735
*,^ SunPower Corp. Class A		568,416	6,560
	Pegasystems Inc.	232,367	6,525
*	Applied Micro Circuits Corp.	879,094	6,523
	Methode Electronics Inc.	504,400	6,497
*	Bankrate Inc.	542,090	6,473
*	Intermec Inc.	654,336	6,432
*	Dice Holdings Inc.	633,039	6,413
*	Internap Network Services Corp.	669,433	6,259
*	SciQuest Inc.	258,373	6,211
	Comtech Telecommunications Corp.	255,533	6,204
*	Virtusa Corp.	260,094	6,180
	EPIQ Systems Inc.	435,196	6,106
*	Silicon Graphics International Corp.	439,959	6,049
	Booz Allen Hamilton Holding Corp.	447,660	6,017
*	Global Cash Access Holdings Inc.	851,236	6,001
*	Move Inc.	495,786	5,925
*	Power-One Inc.	1,414,133	5,869
*	Yelp Inc.	234,653	5,564
*	TTM Technologies Inc.	726,517	5,522
*	LogMeIn Inc.	287,232	5,521
*	Exar Corp.	524,756	5,510
	Cass Information Systems Inc.	130,773	5,498
*	Silicon Image Inc.	1,130,651	5,495
*	Photronics Inc.	814,864	5,443
*	Constant Contact Inc.	416,594	5,407
	Daktronics Inc.	510,721	5,363
*,^ GT Advanced Technologies Inc.		1,619,021	5,327
*	PDF Solutions Inc.	329,515	5,279
*	Fabrinet	358,817	5,242
*	Rudolph Technologies Inc.	443,606	5,226
*	Envestnet Inc.	289,313	5,066
*	Magnachip Semiconductor Corp.	291,409	5,044
	Black Box Corp.	230,662	5,031
*	Perficient Inc.	422,513	4,926
*	Volterra Semiconductor Corp.	346,528	4,921
*	Stamps.com Inc.	192,606	4,809
*	InvenSense Inc.	447,851	4,783
*	Super Micro Computer Inc.	423,066	4,776
*	Ceva Inc.	304,396	4,749
*	Seachange International Inc.	397,100	4,722
*	Tangoe Inc.	380,038	4,709
*	Entropic Communications Inc.	1,144,137	4,657
*	CalAmp Corp.	424,193	4,653
*,^ Amkor Technology Inc.		1,159,231	4,637
	Electro Rent Corp.	243,802	4,520
	CTS Corp.	431,769	4,508
*	Immersion Corp.	381,266	4,476
*	CIBER Inc.	945,460	4,444
	Electro Scientific Industries Inc.	394,798	4,362
*	Nanometrics Inc.	301,276	4,347
	Computer Task Group Inc.	202,289	4,327
*	MoneyGram International Inc.	237,833	4,305
*	DTS Inc.	257,292	4,279

*	Quantum Corp.	3,274,971	4,192
*	Extreme Networks	1,228,070	4,139
*	LTX-Credence Corp.	679,163	4,102
*	Jive Software Inc.	264,396	4,019
*,^ Demandware Inc.		158,043	4,006
*	ServiceSource International Inc.	551,353	3,898
*	Oplink Communications Inc.	237,129	3,889
*	Net 1 UEPS Technologies Inc.	524,868	3,884
*	Vocus Inc.	272,956	3,862
*	XO Group Inc.	382,264	3,823
*	Actuate Corp.	635,554	3,813
*	Kemet Corp.	605,993	3,787
*,^ Bazaarvoice Inc.		516,884	3,784
*,^ Parkervision Inc.		1,013,669	3,720
*	NVE Corp.	65,653	3,704
*	support.com Inc.	881,047	3,683
*	VASCO Data Security International Inc.	425,402	3,590
*,^ Higher One Holdings Inc.		402,777	3,581
*	Demand Media Inc.	407,444	3,516
*	Calix Inc.	428,598	3,493
*	Globecomm Systems Inc.	287,195	3,449
*	Anaren Inc.	172,550	3,346
*	Kopin Corp.	900,592	3,332
*	IntraLinks Holdings Inc.	513,628	3,267
	IXYS Corp.	340,575	3,266
*	KVH Industries Inc.	238,592	3,238
	ePlus Inc.	69,712	3,221
*	Integrated Silicon Solution Inc.	350,683	3,216
*	FormFactor Inc.	682,701	3,209
*	Lionbridge Technologies Inc.	827,322	3,202
*	Proofpoint Inc.	188,758	3,182
*	Agilysys Inc.	318,046	3,161
*	Procera Networks Inc.	263,864	3,137
*	Digi International Inc.	349,312	3,119
*	Mercury Systems Inc.	422,451	3,113
*	GSI Group Inc.	363,433	3,100
*	Datalink Corp.	253,845	3,066
*	Imperva Inc.	79,087	3,045
	Keynote Systems Inc.	215,104	3,003
	Supertex Inc.	134,855	2,995
*	Zix Corp.	822,192	2,943
	Cohu Inc.	312,017	2,920
	American Software Inc. Class A	349,984	2,912
*	Saba Software Inc.	365,087	2,902
*	Avid Technology Inc.	459,684	2,882
*	Market Leader Inc.	317,379	2,844
*	Aviat Networks Inc.	834,379	2,812
*	PLX Technology Inc.	605,811	2,762
	Telular Corp.	267,813	2,694
*	Inphi Corp.	252,749	2,641
*	EPAM Systems Inc.	112,754	2,619
*	Rosetta Stone Inc.	169,727	2,610
*	PRGX Global Inc.	370,887	2,578
*	Symmetricom Inc.	566,131	2,570
*	STEC Inc.	574,532	2,539
*	Zygo Corp.	168,344	2,493
*	RealNetworks Inc.	320,582	2,472

*	Unwired Planet Inc.	1,082,594	2,403
*	M/A-COM Technology Solutions Holdings Inc.	149,359	2,400
*	QuinStreet Inc.	400,295	2,390
*	Vishay Precision Group Inc.	162,191	2,383
*	Millennial Media Inc.	368,046	2,337
	Richardson Electronics Ltd.	193,571	2,296
*	ShoreTel Inc.	630,590	2,289
*	Multi-Fineline Electronix Inc.	147,819	2,281
*	ANADIGICS Inc.	1,131,469	2,263
*	Travelzoo Inc.	105,204	2,248
	PC Connection Inc.	134,619	2,201
*	Active Network Inc.	521,585	2,185
*	Sigma Designs Inc.	448,113	2,182
*	DSP Group Inc.	269,048	2,171
*	Alpha & Omega Semiconductor Ltd.	244,335	2,170
*	Numerex Corp. Class A	169,515	2,168
*	Guidance Software Inc.	198,121	2,150
*	MoSys Inc.	450,206	2,120
*	Maxwell Technologies Inc.	388,058	2,092
*	Pericom Semiconductor Corp.	303,719	2,068
*	Responsys Inc.	231,728	2,051
*	Pervasive Software Inc.	223,547	2,050
	Digimarc Corp.	92,587	2,034
*	ModusLink Global Solutions Inc.	610,788	2,016
*	Ultra Clean Holdings	305,983	1,989
*	Aeroflex Holding Corp.	252,929	1,988
*	Intermolecular Inc.	193,230	1,971
*	Axcelis Technologies Inc.	1,539,897	1,925
*	Callidus Software Inc.	420,181	1,920
*	MaxLinear Inc.	308,295	1,911
*	Brightcove Inc.	306,202	1,901
*,^ Glu Mobile Inc.		632,424	1,885
*	Reis Inc.	116,004	1,803
*	Limelight Networks Inc.	869,610	1,791
	Bel Fuse Inc. Class B	111,941	1,747
*	PCM Inc.	205,498	1,706
	Hackett Group Inc.	371,255	1,697
*	Emcore Corp.	282,023	1,641
*	GSI Technology Inc.	248,367	1,637
	PC-Tel Inc.	229,257	1,628
*,^ Rubicon Technology Inc.		244,664	1,615
*	Imation Corp.	421,887	1,612
*	Ipass Inc.	799,631	1,583
	Concurrent Computer Corp.	199,855	1,581
	Tessco Technologies Inc.	72,290	1,564
*	Radisys Corp.	310,738	1,529
*	OCZ Technology Group Inc.	846,557	1,524
	Transact Technologies Inc.	192,561	1,519
*	Intevac Inc.	318,610	1,504
*	Mindspeed Technologies Inc.	438,500	1,460
	Rimage Corp.	158,529	1,430
*	TeleCommunication Systems Inc. Class A	638,441	1,424
*	Telenav Inc.	218,942	1,412
*,^ Mitek Systems Inc.		296,504	1,388
*,^ QuickLogic Corp.		562,035	1,383
	Marchex Inc. Class B	321,976	1,356
*	Oclaro Inc.	1,044,250	1,316

*	Westell Technologies Inc. Class A	653,575	1,314
*	AXT Inc.	429,847	1,264
*	Meru Networks Inc.	184,602	1,246
*	NeoPhotonics Corp.	238,629	1,219
*	FalconStor Software Inc.	454,255	1,217
*	Spark Networks Inc.	170,485	1,200
*,^ Carbonite Inc.		104,676	1,146
*	ID Systems Inc.	200,490	1,143
*	Echelon Corp.	445,959	1,088
*	StarTek Inc.	185,625	1,086
*	Ikanos Communications Inc.	537,121	1,074
*	GSE Systems Inc.	528,356	1,057
	Aware Inc.	224,568	1,040
*	Official Payments Holdings Inc. Class B	182,985	1,038
*	Innodata Inc.	294,376	1,016
*	Mitel Networks Corp.	260,151	1,015
*	Mattson Technology Inc.	725,691	1,001
*	TechTarget Inc.	194,777	952
*	Dynamics Research Corp.	159,180	949
	QAD Inc. Class A	72,664	933
*	Identive Group Inc.	626,086	927
*	PAR Technology Corp.	184,916	871
*	LoJack Corp.	277,452	866
*	Hutchinson Technology Inc.	312,192	859
*	Research Frontiers Inc.	233,098	858
	MOCON Inc.	59,977	849
*,^ Wave Systems Corp. Class A		1,228,651	839
*	Novatel Wireless Inc.	410,532	817
	Evolving Systems Inc.	127,521	808
*	Edgewater Technology Inc.	201,084	786
*	Dot Hill Systems Corp.	703,715	774
*	STR Holdings Inc.	348,664	757
	TheStreet Inc.	395,735	756
	Frequency Electronics Inc.	77,899	728
*	Bsquare Corp.	230,553	705
*	Cinedigm Digital Cinema Corp. Class A	441,622	689
*	Cascade Microtech Inc.	94,831	679
*	Smith Micro Software Inc.	441,823	583
*	NAPCO Security Technologies Inc.	143,058	572
*	CyberOptics Corp.	100,886	567
*	Newtek Business Services Inc.	281,073	562
*	Viasystems Group Inc.	40,770	532
*	Autobytel Inc.	121,653	528
*,^ Microvision Inc.		314,342	500
*	Mattersight Corp.	115,122	494
*	NCI Inc. Class A	101,589	492
*,^ Document Security Systems Inc.		191,992	436
	Crexendo Inc.	155,896	426
*	Synacor Inc.	142,428	426
*	Pixelworks Inc.	190,441	423
*	MEMSIC Inc.	144,104	392
*	Planar Systems Inc.	202,735	381
*	Amtech Systems Inc.	92,310	333
*	LRAD Corp.	319,915	333
*	Information Services Group Inc.	154,004	311
*	Lantronix Inc.	139,933	290
*	Wireless Telecom Group Inc.	141,368	221

*	Video Display Corp.	48,546	187
	QAD Inc. Class B	16,312	185
*,^ Pulse Electronics Corp.		432,720	175
*	Transwitch Corp.	322,489	156
*	Rainmaker Systems Inc.	344,423	153
*	Performance Technologies Inc.	170,701	153
*	Selectica Inc.	16,769	152
	Bel Fuse Inc. Class A	10,580	146
*	Zhone Technologies Inc.	162,055	144
*	Management Network Group Inc.	29,028	92
*,^ Motricity Inc.		175,797	64
*	BTU International Inc.	26,703	61
*	WebMediaBrands Inc.	31,490	52
*	Intellicheck Mobilisa Inc.	98,702	38
*	Qualstar Corp.	18,208	30
*,^ Superconductor Technologies Inc.		9,629	24
			42,683,718
Materials (3.8%)
	Monsanto Co.	7,444,254	786,337
	EI du Pont de Nemours & Co.	12,984,588	638,322
	Dow Chemical Co.	16,699,174	531,702
	Praxair Inc.	4,137,460	461,492
	Freeport-McMoRan Copper & Gold Inc.	13,219,222	437,556
	Ecolab Inc.	4,078,808	327,039
	Newmont Mining Corp.	6,912,797	289,577
	LyondellBasell Industries NV Class A	4,405,197	278,805
	International Paper Co.	5,809,310	270,598
	PPG Industries Inc.	1,987,045	266,145
	Air Products & Chemicals Inc.	2,963,988	258,223
	Mosaic Co.	4,134,215	246,441
	Sherwin-Williams Co.	1,220,426	206,118
	Nucor Corp.	4,423,116	204,127
	CF Industries Holdings Inc.	875,567	166,682
	Eastman Chemical Co.	2,135,624	149,216
	Sigma-Aldrich Corp.	1,673,220	129,976
	Alcoa Inc.	14,839,657	126,434
	FMC Corp.	1,910,736	108,969
	Celanese Corp. Class A	2,218,724	97,735
	Ball Corp.	2,032,623	96,712
	Vulcan Materials Co.	1,802,370	93,183
	Rock Tenn Co. Class A	988,858	91,756
	Airgas Inc.	923,275	91,552
	MeadWestvaco Corp.	2,430,847	88,240
	International Flavors & Fragrances Inc.	1,134,332	86,969
*	Crown Holdings Inc.	2,003,551	83,368
	Ashland Inc.	1,095,563	81,400
	Albemarle Corp.	1,242,967	77,710
*	WR Grace & Co.	996,321	77,225
	Reliance Steel & Aluminum Co.	1,050,154	74,739
	Valspar Corp.	1,198,719	74,620
	Rockwood Holdings Inc.	1,033,316	67,620
	Martin Marietta Materials Inc.	637,361	65,024
	Royal Gold Inc.	893,760	63,484
	Sealed Air Corp.	2,565,850	61,863
	Packaging Corp. of America	1,363,859	61,196
	Axiall Corp.	977,601	60,768
	RPM International Inc.	1,836,934	58,010

Bemis Co. Inc.	1,435,644	57,943
* Owens-Illinois Inc.	2,172,099	57,886
Huntsman Corp.	2,853,655	53,049
Aptargroup Inc.	922,865	52,926
Sonoco Products Co.	1,400,181	48,992
Steel Dynamics Inc.	2,894,686	45,939
Allegheny Technologies Inc.	1,416,509	44,918
Cytec Industries Inc.	603,210	44,686
Eagle Materials Inc.	644,522	42,945
* Louisiana-Pacific Corp.	1,921,565	41,506
^ Cliffs Natural Resources Inc.	2,099,064	39,903
^ United States Steel Corp.	2,002,851	39,056
NewMarket Corp.	148,732	38,724
Domtar Corp.	492,636	38,238
Compass Minerals International Inc.	459,736	36,273
PolyOne Corp.	1,308,161	31,932
Carpenter Technology Corp.	621,333	30,626
Cabot Corp.	879,366	30,074
Silgan Holdings Inc.	619,107	29,253
* Chemtura Corp.	1,352,277	29,223
Olin Corp.	1,112,741	28,063
HB Fuller Co.	692,556	27,065
Sensient Technologies Corp.	686,625	26,840
Westlake Chemical Corp.	277,431	25,940
Scotts Miracle-Gro Co. Class A	596,397	25,788
Walter Energy Inc.	867,829	24,733
* Coeur d'Alene Mines Corp.	1,237,693	23,343
Commercial Metals Co.	1,453,769	23,042
Worthington Industries Inc.	728,550	22,570
* Resolute Forest Products Inc.	1,374,041	22,232
* Stillwater Mining Co.	1,595,471	20,629
Minerals Technologies Inc.	491,138	20,387
* Graphic Packaging Holding Co.	2,652,790	19,869
* Allied Nevada Gold Corp.	1,182,600	19,466
Greif Inc. Class A	350,897	18,815
Balchem Corp.	402,842	17,701
Tronox Ltd. Class A	877,688	17,387
* Clearwater Paper Corp.	318,378	16,775
Schweitzer-Mauduit International Inc.	428,164	16,583
Buckeye Technologies Inc.	547,901	16,410
Innophos Holdings Inc.	299,287	16,329
* SunCoke Energy Inc.	974,308	15,910
Kaiser Aluminum Corp.	240,811	15,568
Hecla Mining Co.	3,925,216	15,505
KapStone Paper and Packaging Corp.	550,612	15,307
Stepan Co.	240,892	15,200
Intrepid Potash Inc.	776,959	14,576
* Calgon Carbon Corp.	781,217	14,140
PH Glatfelter Co.	584,538	13,667
* Texas Industries Inc.	213,564	13,478
A Schulman Inc.	402,912	12,716
Innospec Inc.	286,527	12,687
* RTI International Metals Inc.	395,528	12,534
Koppers Holdings Inc.	284,080	12,494
Globe Specialty Metals Inc.	874,207	12,169
Boise Inc.	1,310,817	11,352
Deltic Timber Corp.	155,222	10,667

*	Headwaters Inc.	973,804	10,614
	AMCOL International Corp.	350,488	10,581
*	Flotek Industries Inc.	642,976	10,513
	Quaker Chemical Corp.	177,378	10,469
*	OM Group Inc.	442,820	10,397
*	Kraton Performance Polymers Inc.	442,805	10,362
	American Vanguard Corp.	310,731	9,490
*,^ Molycorp Inc.		1,813,642	9,431
	Haynes International Inc.	166,133	9,187
*	LSB Industries Inc.	260,880	9,073
	Tredegar Corp.	302,702	8,912
	Schnitzer Steel Industries Inc.	328,451	8,757
*	McEwen Mining Inc.	3,017,944	8,631
	Materion Corp.	264,399	7,535
*	Ferro Corp.	1,115,729	7,531
	US Silica Holdings Inc.	293,169	6,913
	Neenah Paper Inc.	214,513	6,598
	Wausau Paper Corp.	604,507	6,517
*	Horsehead Holding Corp.	593,137	6,453
^	AK Steel Holding Corp.	1,804,886	5,974
^	Gold Resource Corp.	435,458	5,674
*	Century Aluminum Co.	724,063	5,604
	Myers Industries Inc.	367,391	5,129
*	Landec Corp.	353,169	5,110
	Hawkins Inc.	127,624	5,099
^	Kronos Worldwide Inc.	317,441	4,968
*,^ Zoltek Cos. Inc.		401,187	4,794
	Metals USA Holdings Corp.	227,777	4,704
*	AEP Industries Inc.	65,019	4,669
*	OMNOVA Solutions Inc.	608,115	4,664
	Zep Inc.	285,233	4,281
*	Mercer International Inc.	618,534	4,274
*,^ AM Castle & Co.		235,965	4,129
*,^ Paramount Gold and Silver Corp.		1,706,012	3,804
*	Universal Stainless & Alloy	91,339	3,320
	Olympic Steel Inc.	137,084	3,276
*	ADA-ES Inc.	115,317	3,064
*	American Pacific Corp.	125,666	2,904
*	Arabian American Development Co.	253,398	2,136
	Noranda Aluminum Holding Corp.	460,021	2,066
*	General Moly Inc.	918,905	2,031
	KMG Chemicals Inc.	98,420	1,913
	Chase Corp.	87,854	1,697
*,^ Midway Gold Corp.		1,361,986	1,662
*	United States Lime & Minerals Inc.	30,170	1,605
*	Penford Corp.	139,546	1,531
*,^ Golden Minerals Co.		490,029	1,166
*	Senomyx Inc.	548,455	1,157
*	Handy & Harman Ltd.	51,780	797
*	Solitario Exploration & Royalty Corp.	368,557	590
*	Verso Paper Corp.	183,061	242
*,^ Clean Diesel Technologies Inc.		41,929	91
*	Continental Materials Corp.	3,495	62
			9,211,113
Telecommunication Services (2.6%)
	AT&T Inc.	79,093,399	2,901,937
	Verizon Communications Inc.	39,741,621	1,953,301

	CenturyLink Inc.	8,692,886	305,381
*	Crown Castle International Corp.	4,082,249	284,288
*	Sprint Nextel Corp.	41,838,966	259,820
*	SBA Communications Corp. Class A	1,757,865	126,601
^	Windstream Corp.	8,164,313	64,906
^	Frontier Communications Corp.	13,864,003	55,179
*	tw telecom inc Class A	2,101,960	52,948
*	MetroPCS Communications Inc.	4,300,265	46,873
*	Level 3 Communications Inc.	2,119,134	42,997
	Telephone & Data Systems Inc.	1,280,221	26,974
*	Clearwire Corp. Class A	6,212,310	20,128
	Cogent Communications Group Inc.	612,982	16,183
*,^ NII Holdings Inc.		2,354,897	10,197
	Consolidated Communications Holdings Inc.	513,852	9,018
*	Cincinnati Bell Inc.	2,630,857	8,577
*	Premiere Global Services Inc.	642,138	7,057
*	Vonage Holdings Corp.	2,334,618	6,747
*	8x8 Inc.	965,489	6,614
*	United States Cellular Corp.	177,636	6,395
	Atlantic Tele-Network Inc.	127,456	6,183
*	inContact Inc.	666,545	5,392
	Shenandoah Telecommunications Co.	305,661	4,655
*,^ Leap Wireless International Inc.		767,242	4,519
*	Iridium Communications Inc.	703,325	4,234
	USA Mobility Inc.	297,525	3,948
	Lumos Networks Corp.	264,364	3,564
*	General Communication Inc. Class A	385,747	3,537
*	Cbeyond Inc.	417,103	3,099
	HickoryTech Corp.	287,152	2,914
	NTELOS Holdings Corp.	216,276	2,770
	IDT Corp. Class B	211,546	2,551
*	ORBCOMM Inc.	461,953	2,407
*,^ Fairpoint Communications Inc.		248,463	1,856
*,^ Towerstream Corp.		791,312	1,765
	Primus Telecommunications Group Inc.	134,094	1,482
*	Boingo Wireless Inc.	237,865	1,313
	Neutral Tandem Inc.	390,727	1,278
*,^ Elephant Talk Communications Corp.		771,629	941
	Alaska Communications Systems Group Inc.	558,232	927
	Alteva	91,123	836
			6,272,292
Utilities (3.5%)
	Duke Energy Corp.	9,806,607	711,862
	Southern Co.	12,171,839	571,103
	Dominion Resources Inc.	8,001,397	465,521
	NextEra Energy Inc.	5,598,451	434,888
	Exelon Corp.	11,895,818	410,168
	American Electric Power Co. Inc.	6,757,095	328,598
	PG&E Corp.	5,987,498	266,623
	Sempra Energy	3,199,446	255,764
	PPL Corp.	8,100,187	253,617
	Consolidated Edison Inc.	4,078,309	248,899
	FirstEnergy Corp.	5,823,637	245,757
	Public Service Enterprise Group Inc.	7,044,838	241,920
	Edison International	4,310,126	216,886
	Xcel Energy Inc.	6,790,097	201,666
	Northeast Utilities	4,371,679	189,993

DTE Energy Co.	2,396,149	163,753
Entergy Corp.	2,475,000	156,519
Wisconsin Energy Corp.	3,199,148	137,211
CenterPoint Energy Inc.	5,646,509	135,290
ONEOK Inc.	2,706,794	129,033
NiSource Inc.	4,307,228	126,374
NRG Energy Inc.	4,480,676	118,693
Ameren Corp.	3,374,317	118,169
AES Corp.	8,792,234	110,518
CMS Energy Corp.	3,688,414	103,054
American Water Works Co. Inc.	2,458,317	101,873
OGE Energy Corp.	1,373,184	96,095
SCANA Corp.	1,743,476	89,196
Pinnacle West Capital Corp.	1,527,628	88,434
* Calpine Corp.	4,208,323	86,691
Alliant Energy Corp.	1,545,542	77,555
AGL Resources Inc.	1,640,148	68,804
Pepco Holdings Inc.	3,189,285	68,251
NV Energy Inc.	3,269,391	65,486
ITC Holdings Corp.	715,588	63,873
Integrys Energy Group Inc.	1,088,008	63,279
MDU Resources Group Inc.	2,492,973	62,299
Aqua America Inc.	1,943,181	61,094
National Fuel Gas Co.	984,787	60,417
UGI Corp.	1,565,045	60,082
Questar Corp.	2,431,533	59,159
Westar Energy Inc.	1,757,284	58,307
Atmos Energy Corp.	1,253,902	53,529
TECO Energy Inc.	2,859,802	50,962
Great Plains Energy Inc.	2,133,130	49,467
Vectren Corp.	1,140,193	40,386
Hawaiian Electric Industries Inc.	1,451,223	40,213
Cleco Corp.	843,019	39,647
IDACORP Inc.	691,294	33,369
Piedmont Natural Gas Co. Inc.	1,000,598	32,900
Portland General Electric Co.	1,049,133	31,820
WGL Holdings Inc.	716,741	31,608
Southwest Gas Corp.	636,571	30,212
UNS Energy Corp.	574,763	28,129
UIL Holdings Corp.	703,540	27,853
New Jersey Resources Corp.	578,731	25,956
PNM Resources Inc.	1,106,104	25,761
Black Hills Corp.	578,325	25,469
South Jersey Industries Inc.	425,002	23,626
ALLETE Inc.	477,756	23,420
Avista Corp.	817,186	22,391
NorthWestern Corp.	512,332	20,422
El Paso Electric Co.	524,104	17,636
MGE Energy Inc.	316,615	17,553
Northwest Natural Gas Co.	368,134	16,132
American States Water Co.	267,177	15,381
Otter Tail Corp.	444,196	13,832
Empire District Electric Co.	581,489	13,025
California Water Service Group	651,425	12,963
CH Energy Group Inc.	195,564	12,788
Laclede Group Inc.	292,004	12,469
SJW Corp.	239,884	6,357

	Chesapeake Utilities Corp.			129,451	6,350
	Ormat Technologies Inc.			244,325	5,045
	Unitil Corp.			176,194	4,956
	Middlesex Water Co.			236,771	4,622
	Connecticut Water Service Inc.			141,448	4,135
	York Water Co.			165,672	3,115
	Artesian Resources Corp. Class A			102,844	2,311
	Genie Energy Ltd. Class B			217,911	2,018
	Consolidated Water Co. Ltd.			179,323	1,775
	Delta Natural Gas Co. Inc.			75,577	1,652
*	Cadiz Inc.			179,752	1,215
*	Pure Cycle Corp.			145,895	766
*	Synthesis Energy Systems Inc.			414,350	431
	RGC Resources Inc.			19,687	365
*,^ American DG Energy Inc.				150,093	315
					8,407,121
Total Common Stocks (Cost $184,424,516)					240,855,519
		Coupon
Temporary Cash Investments (0.8%)[1]
Money Market Fund (0.8%)
[2,3] Vanguard Market Liquidity Fund		0.147%		1,792,698,154	1,792,698

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
4	Fannie Mae Discount Notes	0.080%	4/24/13	5,000	5,000
[4,5] Fannie Mae Discount Notes		0.120%	6/5/13	10,000	9,997
6	Federal Home Loan Bank Discount Notes	0.090%	4/3/13	10,000	10,000
[5,6] Federal Home Loan Bank Discount Notes		0.110%	5/15/13	15,000	14,997
4	Freddie Mac Discount Notes	0.082%	4/22/13	4,500	4,500
[4,5] Freddie Mac Discount Notes		0.130%	9/16/13	18,200	18,186
					62,680
Total Temporary Cash Investments (Cost $1,855,382)					1,855,378
Total Investments (100.3%) (Cost $186,279,898)					242,710,897
Other Assets and Liabilities-Net (-0.3%)[3]					(692,408)
Net Assets (100%)					242,018,489

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $797,769,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 0.4%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $846,462,000 of collateral received for securities on loan.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 Securities with a value of $39,694,000 have been segregated as initial margin for open futures contracts.
6 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
REIT—Real Estate Investment Trust.

Total Stock Market Index Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of March 31, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	240,854,851	111	557
Temporary Cash Investments	1,792,698	62,680	—
Futures Contracts—Assets[1]	3,120	—	—
Swap Contracts—Assets	—	7,537	—
Total	242,650,669	70,328	557
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Total Stock Market Index Fund

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At March 31, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
S&P 500 Index	June 2013	1,542	602,421	6,665
E-mini S&P 500 Index	June 2013	2,095	163,692	1,126
E-mini Russell 2000 Index	June 2013	957	90,810	1,476
E-mini S&P Midcap 400 Index	June 2013	280	32,228	642

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected stocks in the fund's target index when investing through a swap provides a return advantage over buying the individual stocks. Under the terms of each swap, the fund receives the total return (either receiving the increase or paying the decrease) on a reference stock, applied to a notional amount that is the value of a designated number of shares of the stock at the beginning of the swap. The counterparty pays the fund a fixed rate less a specified interest rate spread that is based on short-term interest rates, applied to the notional amount. At the same time, the fund invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded. The primary risks associated with the swaps are that a counterparty will default on its obligation to pay net amounts due to the fund , or that the fund will incur fees in the event it terminates a swap prior to the scheduled termination date. The fund's maximum risk of loss from counterparty credit risk is the amount of unrealized appreciation on the swap contract. The fund attempts to mitigate this risk by, among other things, performing a credit analysis of counterparties, monitoring exposure to counterparties, and requiring counterparties to post collateral to secure such exposure. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any securities posted as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or posted is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Total Stock Market Index Fund

					Unrealized
			Notional	Floating Interest	Appreciation
	Termination		Amount	Rate Received	(Depreciation)
Reference Entity	Date	Counterparty[1]	($000)	(Paid)	($000)
PNC Financial Services	5/16/13	GSI	161,382	(0.578%)[2]	1,499
SLM Corp	8/7/13	GSI	118,171	(0.578%)[2]	6,038

1 GSI—Goldman Sachs International.
2 Based on one-month London Interbank Offered Rate (LIBOR) as of the most recent payment date plus a 0.35% spread.

At March 31, 2013, the counterparty had deposited in segregated accounts securities with a value of $6,464,000 in connection with open swap contracts.

D. At March 31, 2013, the cost of investment securities for tax purposes was $186,281,418,000. Net unrealized appreciation of investment securities for tax purposes was $56,429,479,000, consisting of unrealized gains of $67,099,284,000 on securities that had risen in value since their purchase and $10,669,805,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Value Index Fund

Schedule of Investments
As of March 31, 2013

		Market
		Value
	Shares	($000)
Common Stocks (99.5%)[1]
Consumer Discretionary (4.5%)
Time Warner Inc.	2,675,144	154,142
Ford Motor Co.	6,529,193	85,859
Johnson Controls Inc.	1,932,246	67,764
* General Motors Co.	2,212,508	61,552
Carnival Corp.	1,259,816	43,212
Mattel Inc.	969,540	42,456
Genuine Parts Co.	438,323	34,189
Kohl's Corp.	617,400	28,481
Whirlpool Corp.	219,979	26,059
Staples Inc.	1,904,157	25,573
Nordstrom Inc.	454,347	25,094
H&R Block Inc.	765,954	22,534
Newell Rubbermaid Inc.	812,580	21,208
D.R. Horton Inc.	834,459	20,277
Darden Restaurants Inc.	363,312	18,776
* Mohawk Industries Inc.	165,781	18,753
^ Autoliv Inc.	269,685	18,646
Best Buy Co. Inc.	808,523	17,909
* TRW Automotive Holdings Corp.	320,192	17,611
Expedia Inc.	275,846	16,554
Lear Corp.	273,734	15,020
Foot Locker Inc.	426,651	14,609
Hasbro Inc.	330,289	14,513
Gannett Co. Inc.	649,204	14,198
Leggett & Platt Inc.	399,153	13,483
Royal Caribbean Cruises Ltd.	400,383	13,301
International Game Technology	751,652	12,402
Virgin Media Inc.	252,061	12,343
* Liberty Media Corp.	103,531	11,557
^ Garmin Ltd.	330,990	10,936
Abercrombie & Fitch Co.	233,164	10,772
Interpublic Group of Cos. Inc.	793,367	10,338
GameStop Corp. Class A	341,484	9,551
American Eagle Outfitters Inc.	503,484	9,415
Lennar Corp. Class A	225,343	9,347
* Jarden Corp.	204,303	8,754
Williams-Sonoma Inc.	161,983	8,345
Washington Post Co. Class B	13,047	5,832
* Toll Brothers Inc.	149,432	5,117
Guess? Inc.	180,461	4,481
Tupperware Brands Corp.	54,625	4,465
* Lamar Advertising Co. Class A	62,461	3,036
Harman International Industries Inc.	67,263	3,002
* Hyatt Hotels Corp. Class A	64,040	2,768
* Apollo Group Inc. Class A	100,498	1,748
		995,982
Consumer Staples (8.3%)
Procter & Gamble Co.	7,725,223	595,306

PepsiCo Inc.	2,840,765	224,733
Mondelez International Inc. Class A	4,769,784	146,003
Walgreen Co.	1,650,265	78,685
Kimberly-Clark Corp.	718,624	70,411
HJ Heinz Co.	906,053	65,480
Archer-Daniels-Midland Co.	1,860,915	62,769
Sysco Corp.	1,660,961	58,416
General Mills Inc.	911,525	44,947
Reynolds American Inc.	947,639	42,160
ConAgra Foods Inc.	1,151,544	41,237
Clorox Co.	350,223	31,005
JM Smucker Co.	309,252	30,665
Bunge Ltd.	412,854	30,481
Coca-Cola Enterprises Inc.	811,023	29,943
Kellogg Co.	460,797	29,689
Dr Pepper Snapple Group Inc.	588,002	27,607
Beam Inc.	404,574	25,707
Avon Products Inc.	1,221,090	25,313
Campbell Soup Co.	531,539	24,111
Lorillard Inc.	548,584	22,135
Molson Coors Brewing Co. Class B	422,010	20,649
Tyson Foods Inc. Class A	815,874	20,250
Safeway Inc.	677,000	17,839
Energizer Holdings Inc.	174,836	17,436
Ingredion Inc.	216,252	15,639
Church & Dwight Co. Inc.	197,242	12,748
* Smithfield Foods Inc.	401,206	10,624
McCormick & Co. Inc.	119,018	8,754
		1,830,742
Energy (15.2%)
Exxon Mobil Corp.	12,881,785	1,160,778
Chevron Corp.	5,529,677	657,036
ConocoPhillips	3,258,129	195,814
Occidental Petroleum Corp.	2,288,983	179,388
Anadarko Petroleum Corp.	1,411,925	123,473
Phillips 66	1,679,914	117,544
Marathon Petroleum Corp.	958,406	85,873
Apache Corp.	1,105,654	85,312
Valero Energy Corp.	1,564,146	71,153
Marathon Oil Corp.	1,996,184	67,311
Hess Corp.	868,580	62,199
Devon Energy Corp.	1,087,132	61,336
Baker Hughes Inc.	1,242,255	57,653
Spectra Energy Corp.	1,845,272	56,742
Chesapeake Energy Corp.	1,878,109	38,332
Murphy Oil Corp.	521,587	33,241
HollyFrontier Corp.	545,276	28,054
Noble Corp.	714,011	27,240
Tesoro Corp.	396,779	23,231
* Denbury Resources Inc.	1,093,451	20,393
Cimarex Energy Co.	244,509	18,446
Helmerich & Payne Inc.	298,695	18,131
* Plains Exploration & Production Co.	364,463	17,301
* Weatherford International Ltd.	1,392,933	16,910
* Kinder Morgan Management LLC	190,130	16,703
Peabody Energy Corp.	758,233	16,037
Ensco plc Class A	229,524	13,771

Nabors Industries Ltd.	820,098	13,302
* Oil States International Inc.	154,951	12,639
* Superior Energy Services Inc.	446,194	11,588
Energen Corp.	203,712	10,595
Patterson-UTI Energy Inc.	421,886	10,058
* WPX Energy Inc.	563,804	9,032
* Newfield Exploration Co.	382,745	8,581
* McDermott International Inc.	665,655	7,316
* Cobalt International Energy Inc.	223,809	6,311
* Rowan Cos. plc Class A	175,945	6,221
		3,365,045
Financials (25.1%)
Wells Fargo & Co.	14,129,799	522,661
JPMorgan Chase & Co.	10,740,287	509,734
Bank of America Corp.	30,451,996	370,905
Citigroup Inc.	8,285,427	366,547
* Berkshire Hathaway Inc. Class B	1,817,762	189,411
Goldman Sachs Group Inc.	1,261,310	185,602
US Bancorp	5,312,622	180,257
* American International Group Inc.	3,962,477	153,823
PNC Financial Services Group Inc.	1,494,410	99,378
BlackRock Inc.	383,263	98,453
MetLife Inc.	2,466,425	93,773
Bank of New York Mellon Corp.	3,302,275	92,431
Travelers Cos. Inc.	1,077,860	90,745
Capital One Financial Corp.	1,643,720	90,322
ACE Ltd.	960,204	85,429
State Street Corp.	1,313,381	77,608
Prudential Financial Inc.	1,305,476	77,010
Aflac Inc.	1,325,038	68,928
Allstate Corp.	1,361,365	66,802
Chubb Corp.	740,183	64,788
HCP Inc.	1,277,378	63,690
BB&T Corp.	1,977,038	62,059
Ventas Inc.	835,124	61,131
Morgan Stanley	2,719,723	59,780
CME Group Inc.	894,943	54,941
Prologis Inc.	1,302,366	52,069
Health Care REIT Inc.	733,719	49,827
Simon Property Group Inc.	305,846	48,495
SunTrust Banks Inc.	1,522,541	43,864
Annaly Capital Management Inc.	2,754,988	43,777
Ameriprise Financial Inc.	581,576	42,833
Fifth Third Bancorp	2,535,944	41,361
Progressive Corp.	1,623,361	41,022
Loews Corp.	889,709	39,209
Invesco Ltd.	1,254,699	36,336
American Capital Agency Corp.	1,099,044	36,027
Host Hotels & Resorts Inc.	2,047,880	35,817
Charles Schwab Corp.	1,990,616	35,214
M&T Bank Corp.	325,448	33,573
Regions Financial Corp.	3,992,710	32,700
Equity Residential	590,757	32,527
Hartford Financial Services Group Inc.	1,171,162	30,216
Principal Financial Group Inc.	829,564	28,230
Boston Properties Inc.	277,066	28,000
SLM Corp.	1,305,860	26,744

NYSE Euronext	686,561	26,529
KeyCorp	2,638,161	26,276
Kimco Realty Corp.	1,151,717	25,798
XL Group plc Class A	849,407	25,737
Vornado Realty Trust	307,641	25,731
Lincoln National Corp.	777,040	25,339
Macerich Co.	385,994	24,850
Realty Income Corp.	547,937	24,849
Leucadia National Corp.	877,017	24,057
Plum Creek Timber Co. Inc.	456,471	23,828
SL Green Realty Corp.	255,296	21,984
Public Storage	144,256	21,973
Unum Group	777,299	21,959
Rayonier Inc.	348,042	20,768
Cincinnati Financial Corp.	436,695	20,608
AvalonBay Communities Inc.	158,463	20,073
Comerica Inc.	537,819	19,335
Willis Group Holdings plc	488,585	19,294
Everest Re Group Ltd.	146,112	18,974
Huntington Bancshares Inc.	2,417,147	17,863
New York Community Bancorp Inc.	1,240,673	17,804
UDR Inc.	706,755	17,096
Weyerhaeuser Co.	535,483	16,803
Camden Property Trust	237,583	16,317
PartnerRe Ltd.	172,988	16,107
Torchmark Corp.	268,205	16,039
Essex Property Trust Inc.	103,211	15,542
Digital Realty Trust Inc.	226,462	15,153
Duke Realty Corp.	888,484	15,086
Arthur J Gallagher & Co.	351,362	14,515
WR Berkley Corp.	326,170	14,472
Fidelity National Financial Inc. Class A	572,978	14,456
* Alleghany Corp.	35,900	14,214
Senior Housing Properties Trust	526,885	14,136
* Genworth Financial Inc. Class A	1,389,376	13,894
Regency Centers Corp.	255,289	13,507
Liberty Property Trust	333,998	13,276
People's United Financial Inc.	982,205	13,201
* Markel Corp.	25,833	13,007
Zions Bancorporation	520,199	13,000
Axis Capital Holdings Ltd.	310,752	12,934
Alexandria Real Estate Equities Inc.	179,845	12,765
RenaissanceRe Holdings Ltd.	136,062	12,516
Reinsurance Group of America Inc. Class A	208,521	12,442
Ares Capital Corp.	685,014	12,399
DDR Corp.	699,848	12,191
HCC Insurance Holdings Inc.	286,141	12,027
NASDAQ OMX Group Inc.	349,412	11,286
Legg Mason Inc.	334,840	10,765
Hospitality Properties Trust	388,811	10,669
First Republic Bank	259,577	10,025
Assurant Inc.	222,365	10,009
Federal Realty Investment Trust	91,162	9,849
Cullen/Frost Bankers Inc.	156,145	9,764
Piedmont Office Realty Trust Inc. Class A	474,195	9,290
Chimera Investment Corp.	2,907,516	9,275
American Financial Group Inc.	191,181	9,058

Commerce Bancshares Inc.	220,773	9,014
White Mountains Insurance Group Ltd.	15,807	8,964
Validus Holdings Ltd.	227,224	8,491
Raymond James Financial Inc.	166,585	7,680
WP Carey Inc.	87,812	5,919
Hudson City Bancorp Inc.	673,008	5,815
Weingarten Realty Investors	162,547	5,128
BOK Financial Corp.	77,008	4,798
Jones Lang LaSalle Inc.	43,523	4,327
Erie Indemnity Co. Class A	39,917	3,015
		5,547,914
Health Care (13.0%)
Johnson & Johnson	7,829,801	638,364
Pfizer Inc.	20,801,962	600,345
Merck & Co. Inc.	8,589,285	379,904
Bristol-Myers Squibb Co.	4,663,690	192,097
AbbVie Inc.	4,433,848	180,812
Eli Lilly & Co.	2,950,748	167,573
Abbott Laboratories	4,465,909	157,736
Medtronic Inc.	2,882,085	135,343
WellPoint Inc.	857,996	56,825
Aetna Inc.	945,471	48,333
Cardinal Health Inc.	960,054	39,957
* Actavis Inc.	360,916	33,244
* Life Technologies Corp.	486,107	31,417
Humana Inc.	447,070	30,897
* Boston Scientific Corp.	3,879,543	30,299
Quest Diagnostics Inc.	449,165	25,355
* CareFusion Corp.	626,995	21,939
Coventry Health Care Inc.	380,011	17,872
* Hologic Inc.	753,733	17,034
* Hospira Inc.	466,782	15,324
Omnicare Inc.	312,246	12,715
* Endo Health Solutions Inc.	322,349	9,916
* Zoetis Inc.	280,112	9,356
Universal Health Services Inc. Class B	127,206	8,125
* Covance Inc.	54,028	4,015
* Bio-Rad Laboratories Inc. Class A	19,551	2,463
		2,867,260
Industrials (8.6%)
General Electric Co.	29,627,689	684,992
Honeywell International Inc.	2,102,542	158,427
Eaton Corp. plc	1,308,968	80,174
Illinois Tool Works Inc.	1,178,566	71,822
General Dynamics Corp.	848,021	59,794
Caterpillar Inc.	646,714	56,245
Raytheon Co.	932,127	54,800
Waste Management Inc.	1,245,323	48,829
Northrop Grumman Corp.	658,885	46,221
Norfolk Southern Corp.	580,420	44,739
Parker Hannifin Corp.	421,495	38,601
Lockheed Martin Corp.	388,570	37,505
Dover Corp.	505,775	36,861
Stanley Black & Decker Inc.	451,329	36,544
Pentair Ltd.	594,219	31,345
Republic Services Inc. Class A	875,959	28,907

CSX Corp.	1,020,009	25,123
Rockwell Collins Inc.	376,299	23,752
* Hertz Global Holdings Inc.	1,013,263	22,555
L-3 Communications Holdings Inc.	265,759	21,505
Cummins Inc.	178,532	20,676
* Jacobs Engineering Group Inc.	367,448	20,665
Equifax Inc.	337,862	19,457
* Quanta Services Inc.	623,911	17,831
Iron Mountain Inc.	401,613	14,583
Xylem Inc.	524,890	14,466
Hubbell Inc. Class B	147,237	14,298
AGCO Corp.	273,974	14,280
Southwest Airlines Co.	1,042,479	14,053
Cintas Corp.	317,541	14,013
Snap-on Inc.	164,413	13,597
KBR Inc.	416,645	13,366
Timken Co.	230,177	13,023
Manpower Inc.	221,620	12,570
Towers Watson & Co. Class A	179,350	12,433
Avery Dennison Corp.	281,247	12,113
SPX Corp.	143,758	11,351
URS Corp.	216,996	10,288
^ Pitney Bowes Inc.	568,248	8,444
Masco Corp.	355,770	7,204
Robert Half International Inc.	188,839	7,087
* Spirit Aerosystems Holdings Inc. Class A	338,755	6,433
IDEX Corp.	116,688	6,233
Joy Global Inc.	104,509	6,220
		1,913,425
Information Technology (8.8%)
Microsoft Corp.	13,911,018	397,994
Cisco Systems Inc.	15,000,524	313,661
Intel Corp.	14,058,986	307,189
Hewlett-Packard Co.	5,554,836	132,427
Dell Inc.	4,166,402	59,705
Texas Instruments Inc.	1,583,516	56,183
Corning Inc.	4,176,034	55,666
TE Connectivity Ltd.	1,194,067	50,067
Applied Materials Inc.	3,496,792	47,137
Seagate Technology plc	959,990	35,097
Automatic Data Processing Inc.	480,125	31,218
Western Digital Corp.	619,497	31,148
Xerox Corp.	3,595,791	30,924
Maxim Integrated Products Inc.	823,829	26,898
Fidelity National Information Services Inc.	662,730	26,257
Linear Technology Corp.	653,812	25,087
KLA-Tencor Corp.	470,497	24,814
* SanDisk Corp.	444,045	24,422
CA Inc.	908,452	22,866
Computer Sciences Corp.	439,002	21,612
Paychex Inc.	600,777	21,069
Microchip Technology Inc.	549,801	20,211
Activision Blizzard Inc.	1,257,588	18,323
Harris Corp.	320,763	14,864
* Avnet Inc.	387,681	14,034
Marvell Technology Group Ltd.	1,284,862	13,594
* Lam Research Corp.	314,615	13,044

* Arrow Electronics Inc.	299,368	12,160
NVIDIA Corp.	882,115	11,309
Total System Services Inc.	448,686	11,118
* ON Semiconductor Corp.	1,266,516	10,487
SAIC Inc.	773,849	10,486
* Electronic Arts Inc.	560,277	9,917
Jabil Circuit Inc.	523,623	9,677
* Flextronics International Ltd.	1,217,625	8,231
* Synopsys Inc.	211,056	7,573
Molex Inc.	189,384	5,545
Molex Inc. Class A	207,586	5,007
		1,937,021
Materials (4.2%)
EI du Pont de Nemours & Co.	2,634,415	129,508
Dow Chemical Co.	3,388,028	107,875
Freeport-McMoRan Copper & Gold Inc.	2,682,610	88,794
LyondellBasell Industries NV Class A	893,918	56,576
International Paper Co.	1,178,852	54,911
Air Products & Chemicals Inc.	601,461	52,399
Mosaic Co.	838,866	50,005
Nucor Corp.	897,559	41,422
Eastman Chemical Co.	433,311	30,275
Alcoa Inc.	3,015,466	25,692
CF Industries Holdings Inc.	115,399	21,969
Newmont Mining Corp.	490,882	20,563
Airgas Inc.	187,493	18,592
MeadWestvaco Corp.	493,854	17,927
International Flavors & Fragrances Inc.	230,384	17,664
Ashland Inc.	222,688	16,546
Reliance Steel & Aluminum Co.	213,359	15,185
Rockwood Holdings Inc.	210,180	13,754
Martin Marietta Materials Inc.	129,661	13,228
Sealed Air Corp.	521,796	12,580
Bemis Co. Inc.	291,707	11,773
* Owens-Illinois Inc.	441,536	11,767
Huntsman Corp.	575,107	10,691
Sonoco Products Co.	284,406	9,951
Steel Dynamics Inc.	589,526	9,356
Rock Tenn Co. Class A	100,367	9,313
Sigma-Aldrich Corp.	118,948	9,240
Allegheny Technologies Inc.	287,807	9,126
^ Cliffs Natural Resources Inc.	428,685	8,149
Axiall Corp.	128,342	7,978
^ United States Steel Corp.	408,360	7,963
Domtar Corp.	99,787	7,745
Aptargroup Inc.	122,268	7,012
Vulcan Materials Co.	128,353	6,636
Walter Energy Inc.	176,479	5,030
Westlake Chemical Corp.	28,380	2,654
		939,849
Telecommunication Services (5.0%)
AT&T Inc.	16,048,120	588,806
Verizon Communications Inc.	8,063,526	396,322
CenturyLink Inc.	1,763,985	61,969
* Sprint Nextel Corp.	4,244,984	26,361
Windstream Corp.	1,661,669	13,210

^ Frontier Communications Corp.	2,819,482	11,222
* MetroPCS Communications Inc.	438,650	4,781
* United States Cellular Corp.	36,739	1,323
		1,103,994
Utilities (6.8%)
Duke Energy Corp.	1,989,662	144,430
Southern Co.	2,470,033	115,894
Dominion Resources Inc.	1,623,720	94,468
NextEra Energy Inc.	1,136,022	88,246
Exelon Corp.	2,413,970	83,234
American Electric Power Co. Inc.	1,371,186	66,681
PG&E Corp.	1,215,019	54,105
Sempra Energy	649,197	51,897
PPL Corp.	1,643,724	51,465
Consolidated Edison Inc.	827,574	50,507
FirstEnergy Corp.	1,181,754	49,870
Public Service Enterprise Group Inc.	1,429,607	49,093
Edison International	874,573	44,008
Xcel Energy Inc.	1,377,816	40,921
Northeast Utilities	887,059	38,552
DTE Energy Co.	486,226	33,229
Entergy Corp.	502,214	31,760
Wisconsin Energy Corp.	650,083	27,882
CenterPoint Energy Inc.	1,147,375	27,491
ONEOK Inc.	549,243	26,182
NiSource Inc.	875,259	25,680
NRG Energy Inc.	910,618	24,122
Ameren Corp.	685,549	24,008
AES Corp.	1,786,737	22,459
CMS Energy Corp.	749,335	20,936
American Water Works Co. Inc.	499,351	20,693
OGE Energy Corp.	278,959	19,522
SCANA Corp.	353,752	18,098
Pinnacle West Capital Corp.	309,938	17,942
Alliant Energy Corp.	313,582	15,736
AGL Resources Inc.	332,596	13,952
Pepco Holdings Inc.	647,986	13,867
NV Energy Inc.	664,972	13,319
Integrys Energy Group Inc.	221,038	12,856
MDU Resources Group Inc.	506,482	12,657
Aqua America Inc.	395,054	12,420
National Fuel Gas Co.	200,031	12,272
UGI Corp.	318,267	12,218
TECO Energy Inc.	580,915	10,352
* Calpine Corp.	428,203	8,821
		1,501,845
Total Common Stocks (Cost $19,290,695)		22,003,077

	Coupon
Temporary Cash Investments (0.5%)[1]
Money Market Fund (0.4%)
[2,3] Vanguard Market Liquidity Fund	0.147%		91,882,137	91,882

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.1%)
[4,5] Federal Home Loan Bank Discount Notes	0.120%	5/31/13	10,000	9,998
Total Temporary Cash Investments (Cost $101,880)				101,880
Total Investments (100.0%) (Cost $19,392,575)				22,104,957
Other Assets and Liabilities-Net (0.0%)[3]				(3,920)
Net Assets (100%)				22,101,037

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $31,780,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.0%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $32,557,000 of collateral received for securities on loan.
4 Securities with a value of $4,309,000 have been segregated as initial margin for open futures contracts.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

Value Index Fund

The following table summarizes the market value of the fund’s investments as of March 31, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	22,003,077	—	—
Temporary Cash Investments	91,882	9,998	—
Futures Contracts—Assets[1]	319	—	—
Futures Contracts—Liabilities[1]	(6)	—	—
Total	22,095,272	9,998	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At March 31, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P 500 Index	June 2013	715	55,866	376
S&P 500 Index	June 2013	99	38,677	307

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At March 31, 2013, the cost of investment securities for tax purposes was $19,392,575,000. Net unrealized appreciation of investment securities for tax purposes was $2,712,382,000, consisting of unrealized gains of $3,671,655,000 on securities that had risen in value since their purchase and $959,273,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Growth Index Fund

Schedule of Investments
As of March 31, 2013

			Market
			Value
		Shares	($000)
Common Stocks (99.7%)[1]
Consumer Discretionary (20.2%)
	Home Depot Inc.	5,875,908	410,021
	McDonald's Corp.	3,945,524	393,329
*	Amazon.com Inc.	1,424,064	379,499
	Walt Disney Co.	6,616,008	375,789
	Comcast Corp. Class A	8,934,142	375,323
	News Corp. Class A	6,075,635	185,428
	Lowe's Cos. Inc.	4,419,820	167,600
	NIKE Inc. Class B	2,834,673	167,274
	Starbucks Corp.	2,922,259	166,452
	Target Corp.	2,429,631	166,308
*	priceline.com Inc.	195,964	134,809
	TJX Cos. Inc.	2,865,852	133,979
	Yum! Brands Inc.	1,775,520	127,731
*	DIRECTV	2,255,448	127,681
	Time Warner Cable Inc.	1,185,893	113,917
	Viacom Inc. Class B	1,772,352	109,124
	CBS Corp. Class B	2,327,150	108,655
	Las Vegas Sands Corp.	1,617,857	91,166
	Macy's Inc.	1,553,136	64,983
	Ford Motor Co.	4,888,653	64,286
*	Dollar General Corp.	1,221,635	61,790
	Omnicom Group Inc.	1,038,393	61,161
	Comcast Corp.	1,471,511	58,301
	VF Corp.	346,327	58,096
*	Bed Bath & Beyond Inc.	900,845	58,032
	Coach Inc.	1,115,075	55,743
	Ross Stores Inc.	880,153	53,355
	News Corp. Class B	1,726,340	53,102
	Delphi Automotive plc	1,185,808	52,650
*	AutoZone Inc.	129,029	51,195
	Starwood Hotels & Resorts Worldwide Inc.	770,281	49,090
	Harley-Davidson Inc.	889,306	47,400
*	O'Reilly Automotive Inc.	450,473	46,196
*	Discovery Communications Inc. Class A	569,840	44,869
	Gap Inc.	1,228,773	43,499
*	Liberty Interactive Corp. Class A	2,023,695	43,267
*	Dollar Tree Inc.	893,076	43,252
	L Brands Inc.	963,453	43,028
	Marriott International Inc. Class A	992,231	41,902
	Sirius XM Radio Inc.	13,304,473	40,978
	Ralph Lauren Corp. Class A	238,340	40,353
*	Chipotle Mexican Grill Inc. Class A	123,805	40,344
*,^ Liberty Global Inc.		581,482	39,907
	Wynn Resorts Ltd.	316,252	39,582
*	Netflix Inc.	207,329	39,270
*	CarMax Inc.	899,384	37,504
*	BorgWarner Inc.	459,993	35,576
	Wyndham Worldwide Corp.	551,335	35,550
	Tiffany & Co.	498,269	34,650

	PVH Corp.	316,768	33,834
	Virgin Media Inc.	651,460	31,902
	DISH Network Corp. Class A	837,197	31,730
*	Liberty Media Corp.	267,782	29,892
	Tractor Supply Co.	276,872	28,831
*	Liberty Global Inc. Class A	382,785	28,096
*	PulteGroup Inc.	1,357,438	27,475
	PetSmart Inc.	422,286	26,224
*	Discovery Communications Inc.	367,796	25,577
*	LKQ Corp.	1,168,291	25,422
*	Charter Communications Inc. Class A	238,473	24,844
*,^ Lululemon Athletica Inc.		396,558	24,725
	Polaris Industries Inc.	257,646	23,830
	Advance Auto Parts Inc.	288,185	23,818
	Family Dollar Stores Inc.	385,499	22,764
*	TripAdvisor Inc.	432,831	22,732
	Scripps Networks Interactive Inc. Class A	340,592	21,914
	Signet Jewelers Ltd.	318,263	21,324
*	Sally Beauty Holdings Inc.	705,153	20,717
*	NVR Inc.	18,809	20,316
*	Fossil Inc.	200,419	19,360
*	Ulta Salon Cosmetics & Fragrance Inc.	237,941	19,314
*	MGM Resorts International	1,441,691	18,958
*	Panera Bread Co. Class A	111,372	18,403
	Dick's Sporting Goods Inc.	383,741	18,151
*	Urban Outfitters Inc.	458,625	17,767
*	Under Armour Inc. Class A	310,701	15,908
	Dunkin' Brands Group Inc.	414,538	15,288
*	Toll Brothers Inc.	386,981	13,250
	Lennar Corp. Class A	313,791	13,016
*	Goodyear Tire & Rubber Co.	963,510	12,150
*	Tempur-Pedic International Inc.	234,154	11,621
	Tupperware Brands Corp.	141,184	11,540
	Gentex Corp.	561,131	11,228
	Cablevision Systems Corp. Class A	739,408	11,062
	JC Penney Co. Inc.	646,148	9,763
*	Lamar Advertising Co. Class A	160,663	7,810
	Harman International Industries Inc.	173,131	7,727
	Interpublic Group of Cos. Inc.	592,502	7,720
*,^ Sears Holdings Corp.		146,313	7,311
*	Jarden Corp.	153,338	6,571
*	AutoNation Inc.	143,819	6,292
	Williams-Sonoma Inc.	121,385	6,254
	Burger King Worldwide Inc.	275,788	5,268
^	Weight Watchers International Inc.	109,422	4,608
*	Apollo Group Inc. Class A	257,273	4,474
*	Hyatt Hotels Corp. Class A	88,987	3,847
	Allison Transmission Holdings Inc.	143,360	3,442
			6,037,066
Consumer Staples (12.4%)
	Coca-Cola Co.	15,863,584	641,523
	Philip Morris International Inc.	6,565,047	608,646
	Wal-Mart Stores Inc.	6,573,218	491,874
	Altria Group Inc.	7,958,473	273,692
	CVS Caremark Corp.	4,899,388	269,417
	Colgate-Palmolive Co.	1,856,799	219,158
	Costco Wholesale Corp.	1,699,325	180,315

	PepsiCo Inc.	2,127,627	168,317
	Kraft Foods Group Inc.	2,211,720	113,970
	Kroger Co.	1,918,593	63,582
	General Mills Inc.	1,268,066	62,528
	Mead Johnson Nutrition Co.	798,005	61,806
	Whole Foods Market Inc.	692,504	60,075
	Estee Lauder Cos. Inc. Class A	933,177	59,751
	Walgreen Co.	1,236,006	58,933
	Hershey Co.	607,006	53,131
	Kimberly-Clark Corp.	538,295	52,742
	Brown-Forman Corp. Class B	481,105	34,351
	Lorillard Inc.	763,081	30,790
*	Constellation Brands Inc. Class A	624,758	29,763
*,^ Green Mountain Coffee Roasters Inc.		495,958	28,151
*	Monster Beverage Corp.	572,579	27,335
	Hormel Foods Corp.	568,208	23,478
	McCormick & Co. Inc.	306,808	22,566
	Kellogg Co.	345,114	22,236
	Church & Dwight Co. Inc.	274,756	17,758
	Hillshire Brands Co.	480,234	16,880
^	Herbalife Ltd.	424,192	15,886
			3,708,654
Energy (6.0%)
	Schlumberger Ltd.	5,217,186	390,715
	Halliburton Co.	3,646,840	147,369
	EOG Resources Inc.	1,064,480	136,328
	National Oilwell Varco Inc.	1,677,686	118,696
	Kinder Morgan Inc.	2,610,343	100,968
	Williams Cos. Inc.	2,648,932	99,229
	Noble Energy Inc.	698,927	80,838
	Pioneer Natural Resources Co.	520,082	64,620
*	Cameron International Corp.	969,737	63,227
	Cabot Oil & Gas Corp.	826,416	55,874
	Range Resources Corp.	639,262	51,806
*	Southwestern Energy Co.	1,377,138	51,312
*	FMC Technologies Inc.	934,458	50,825
	EQT Corp.	588,077	39,842
*	Concho Resources Inc.	390,546	38,051
	Ensco plc Class A	593,278	35,597
	CONSOL Energy Inc.	895,286	30,126
	Oceaneering International Inc.	424,114	28,165
	Core Laboratories NV	183,355	25,288
*	Whiting Petroleum Corp.	462,379	23,507
	QEP Resources Inc.	700,080	22,291
	Diamond Offshore Drilling Inc.	273,092	18,996
*	Dresser-Rand Group Inc.	297,158	18,323
*	Cobalt International Energy Inc.	576,793	16,266
*	Continental Resources Inc.	181,927	15,815
	SM Energy Co.	259,698	15,379
*	Weatherford International Ltd.	1,044,060	12,675
*	Kinder Morgan Management LLC	142,580	12,526
*	Ultra Petroleum Corp.	601,049	12,081
*	Rowan Cos. plc Class A	243,932	8,626
*,^ SandRidge Energy Inc.		1,446,474	7,623
*	Laredo Petroleum Holdings Inc.	151,868	2,778
			1,795,762

Financials (6.3%)
American Express Co.	3,957,947	267,003
* Berkshire Hathaway Inc. Class B	1,361,454	141,864
Simon Property Group Inc.	790,172	125,290
American Tower Corporation	1,553,606	119,503
Discover Financial Services	1,983,594	88,944
Franklin Resources Inc.	583,914	88,060
Marsh & McLennan Cos. Inc.	2,139,198	81,225
T. Rowe Price Group Inc.	1,001,741	75,000
Aon plc	1,189,475	73,153
Public Storage	372,716	56,772
McGraw-Hill Cos. Inc.	982,432	51,165
* IntercontinentalExchange Inc.	285,818	46,608
Northern Trust Corp.	848,267	46,282
Morgan Stanley	2,037,165	44,777
Weyerhaeuser Co.	1,383,551	43,416
Moody's Corp.	788,480	42,042
General Growth Properties Inc.	1,660,749	33,016
* CIT Group Inc.	750,002	32,610
* Affiliated Managers Group Inc.	203,583	31,264
* CBRE Group Inc. Class A	1,229,386	31,042
* Arch Capital Group Ltd.	536,716	28,215
AvalonBay Communities Inc.	220,522	27,934
Charles Schwab Corp.	1,491,116	26,378
Equity Residential	442,515	24,365
Boston Properties Inc.	207,441	20,964
Vornado Realty Trust	230,324	19,264
Eaton Vance Corp.	450,832	18,858
Taubman Centers Inc.	242,321	18,819
American Campus Communities Inc.	411,013	18,635
TD Ameritrade Holding Corp.	857,027	17,672
* Ocwen Financial Corp.	450,809	17,095
* MSCI Inc. Class A	479,529	16,270
SEI Investments Co.	543,190	15,671
Brown & Brown Inc.	480,070	15,382
Federal Realty Investment Trust	126,886	13,709
CBOE Holdings Inc.	343,213	12,678
Digital Realty Trust Inc.	169,547	11,344
Jones Lang LaSalle Inc.	112,426	11,176
Raymond James Financial Inc.	231,275	10,662
Hudson City Bancorp Inc.	933,039	8,062
Weingarten Realty Investors	226,224	7,137
LPL Financial Holdings Inc.	213,625	6,887
Erie Indemnity Co. Class A	55,384	4,183
		1,890,396
Health Care (11.5%)
Amgen Inc.	3,015,546	309,124
* Gilead Sciences Inc.	5,954,941	291,375
UnitedHealth Group Inc.	4,014,363	229,662
* Celgene Corp.	1,662,213	192,667
* Express Scripts Holding Co.	3,208,318	184,960
* Biogen Idec Inc.	883,262	170,390
Baxter International Inc.	2,158,924	156,824
Allergan Inc.	1,208,513	134,906
Covidien plc	1,860,287	126,202
Thermo Fisher Scientific Inc.	1,415,524	108,273
McKesson Corp.	927,461	100,129

Stryker Corp.	1,195,195	77,975
* Intuitive Surgical Inc.	156,235	76,741
Becton Dickinson and Co.	774,133	74,015
* Alexion Pharmaceuticals Inc.	763,397	70,339
Cigna Corp.	1,123,361	70,064
Agilent Technologies Inc.	1,369,646	57,484
* Cerner Corp.	573,214	54,312
* Regeneron Pharmaceuticals Inc.	297,039	52,398
Zimmer Holdings Inc.	681,928	51,295
St. Jude Medical Inc.	1,211,298	48,985
AmerisourceBergen Corp. Class A	925,544	47,619
* Vertex Pharmaceuticals Inc.	852,310	46,860
* Mylan Inc.	1,601,864	46,358
* DaVita HealthCare Partners Inc.	387,853	45,995
HCA Holdings Inc.	1,046,250	42,509
Perrigo Co.	350,563	41,622
* Forest Laboratories Inc.	1,045,654	39,777
* Edwards Lifesciences Corp.	453,580	37,266
* Laboratory Corp. of America Holdings	371,792	33,536
* Waters Corp.	341,778	32,096
* Henry Schein Inc.	345,846	32,008
CR Bard Inc.	307,302	30,970
* Varian Medical Systems Inc.	429,962	30,957
* BioMarin Pharmaceutical Inc.	486,721	30,303
* Illumina Inc.	484,943	26,187
ResMed Inc.	562,357	26,071
* Mettler-Toledo International Inc.	120,454	25,683
* Onyx Pharmaceuticals Inc.	282,396	25,094
DENTSPLY International Inc.	557,862	23,665
Cooper Cos. Inc.	188,150	20,298
* IDEXX Laboratories Inc.	214,871	19,852
* Pharmacyclics Inc.	218,511	17,570
* Medivation Inc.	292,007	13,657
Patterson Cos. Inc.	346,980	13,199
Warner Chilcott plc Class A	836,863	11,339
Universal Health Services Inc. Class B	176,640	11,282
* Covance Inc.	139,701	10,383
* Bio-Rad Laboratories Inc. Class A	50,504	6,364
		3,426,640
Industrials (12.3%)
United Technologies Corp.	3,421,782	319,697
3M Co.	2,583,167	274,617
Union Pacific Corp.	1,848,592	263,258
United Parcel Service Inc. Class B	2,843,496	244,256
Boeing Co.	2,815,201	241,685
Emerson Electric Co.	2,845,779	158,994
Caterpillar Inc.	1,670,436	145,278
Danaher Corp.	2,313,813	143,803
Deere & Co.	1,462,192	125,719
FedEx Corp.	1,172,564	115,146
Precision Castparts Corp.	572,022	108,467
PACCAR Inc.	1,318,229	66,650
Ingersoll-Rand plc	1,183,120	65,083
CSX Corp.	2,634,076	64,877
Tyco International Ltd.	1,830,639	58,580
Fastenal Co.	1,106,488	56,818
* Delta Air Lines Inc.	3,342,957	55,192

Cummins Inc.	461,276	53,420
WW Grainger Inc.	232,197	52,240
Lockheed Martin Corp.	540,518	52,171
Roper Industries Inc.	386,680	49,228
Kansas City Southern	432,497	47,964
Rockwell Automation Inc.	547,524	47,279
ADT Corp.	913,753	44,719
Fluor Corp.	654,450	43,410
* United Continental Holdings Inc.	1,306,689	41,827
AMETEK Inc.	955,045	41,411
C.H. Robinson Worldwide Inc.	633,561	37,672
* Stericycle Inc.	337,548	35,841
* Verisk Analytics Inc. Class A	557,270	34,345
Norfolk Southern Corp.	434,780	33,513
Textron Inc.	1,107,727	33,021
Flowserve Corp.	196,384	32,936
Pall Corp.	446,496	30,527
TransDigm Group Inc.	192,999	29,513
Expeditors International of Washington Inc.	821,419	29,333
J.B. Hunt Transport Services Inc.	371,788	27,691
* B/E Aerospace Inc.	408,485	24,628
* Fortune Brands Home & Security Inc.	639,877	23,951
Nielsen Holdings NV	660,213	23,649
* IHS Inc. Class A	220,258	23,065
Donaldson Co. Inc.	555,597	20,107
Southwest Airlines Co.	1,450,202	19,549
Wabtec Corp.	188,202	19,217
Masco Corp.	919,118	18,612
* WABCO Holdings Inc.	248,143	17,516
* Owens Corning	441,016	17,389
Waste Connections Inc.	458,257	16,488
Joy Global Inc.	270,670	16,110
MSC Industrial Direct Co. Inc. Class A	185,660	15,926
* Sensata Technologies Holding NV	455,795	14,982
Nordson Corp.	226,568	14,942
Dun & Bradstreet Corp.	175,119	14,649
Gardner Denver Inc.	192,935	14,491
* Copart Inc.	414,804	14,219
Babcock & Wilcox Co.	421,193	11,966
Robert Half International Inc.	262,666	9,858
* Foster Wheeler AG	416,479	9,517
IDEX Corp.	162,243	8,667
		3,675,679
Information Technology (27.2%)
Apple Inc.	3,696,826	1,636,326
International Business Machines Corp.	4,218,502	899,806
* Google Inc. Class A	1,041,251	826,785
Oracle Corp.	15,150,688	489,973
QUALCOMM Inc.	6,696,667	448,342
Visa Inc. Class A	2,104,463	357,422
Microsoft Corp.	10,418,889	298,084
* eBay Inc.	4,576,718	248,150
Mastercard Inc. Class A	421,863	228,283
* EMC Corp.	8,278,925	197,784
Accenture plc Class A	2,509,330	190,634
* Facebook Inc. Class A	6,287,674	160,839
* Yahoo! Inc.	4,415,352	103,893

* Salesforce.com Inc.	530,206	94,817
* Cognizant Technology Solutions Corp. Class A	1,179,577	90,367
* Adobe Systems Inc.	1,945,375	84,643
Automatic Data Processing Inc.	1,239,978	80,623
Texas Instruments Inc.	2,201,994	78,127
Intuit Inc.	1,105,129	72,552
Broadcom Corp. Class A	2,011,781	69,748
* Symantec Corp.	2,726,516	67,290
Motorola Solutions Inc.	992,286	63,536
* LinkedIn Corp. Class A	342,583	60,315
Analog Devices Inc.	1,184,679	55,076
* Citrix Systems Inc.	733,885	52,957
* NetApp Inc.	1,408,317	48,108
Amphenol Corp. Class A	630,211	47,045
* Fiserv Inc.	524,586	46,074
Altera Corp.	1,260,035	44,693
* Equinix Inc.	191,137	41,345
* Micron Technology Inc.	3,999,811	39,918
Xilinx Inc.	1,025,638	39,149
* Teradata Corp.	664,629	38,887
* Red Hat Inc.	759,831	38,417
* Juniper Networks Inc.	2,026,613	37,573
* Autodesk Inc.	891,904	36,782
Western Union Co.	2,345,024	35,269
Avago Technologies Ltd. Class A	964,861	34,658
* Alliance Data Systems Corp.	195,901	31,714
* Trimble Navigation Ltd.	991,958	29,719
* ANSYS Inc.	364,051	29,641
* VeriSign Inc.	610,290	28,855
* BMC Software Inc.	608,998	28,215
* F5 Networks Inc.	310,681	27,675
* VMware Inc. Class A	326,438	25,749
* Akamai Technologies Inc.	697,540	24,616
* Cree Inc.	434,162	23,753
* Rackspace Hosting Inc.	430,643	21,739
* Gartner Inc.	367,976	20,022
* Nuance Communications Inc.	982,091	19,819
* SanDisk Corp.	332,464	18,286
* Skyworks Solutions Inc.	763,413	16,818
Paychex Inc.	449,617	15,768
Solera Holdings Inc.	270,196	15,761
NVIDIA Corp.	1,227,062	15,731
Global Payments Inc.	309,675	15,378
FLIR Systems Inc.	589,214	15,325
FactSet Research Systems Inc.	165,106	15,289
* LSI Corp.	2,173,556	14,737
* Informatica Corp.	423,702	14,605
IAC/InterActiveCorp	325,128	14,527
* MICROS Systems Inc.	315,014	14,336
* TIBCO Software Inc.	643,104	13,004
* Atmel Corp.	1,726,287	12,015
* Fortinet Inc.	502,692	11,904
* Synopsys Inc.	293,002	10,513
* Lam Research Corp.	235,526	9,765
* NetSuite Inc.	112,588	9,014
* Riverbed Technology Inc.	598,229	8,920
* VeriFone Systems Inc.	423,492	8,758

*	Electronic Arts Inc.			419,018	7,417
*	Vantiv Inc. Class A			276,805	6,571
*	Flextronics International Ltd.			910,805	6,157
	Dolby Laboratories Inc. Class A			180,241	6,049
*	ServiceNow Inc.			147,108	5,325
*	Palo Alto Networks Inc.			93,990	5,320
*	Freescale Semiconductor Ltd.			195,451	2,910
					8,106,010
Materials (3.1%)
	Monsanto Co.			2,100,921	221,920
	Praxair Inc.			1,167,591	130,233
	Ecolab Inc.			1,150,903	92,280
	PPG Industries Inc.			560,865	75,122
	Sherwin-Williams Co.			344,410	58,168
	Newmont Mining Corp.			1,268,335	53,131
	FMC Corp.			539,944	30,793
	Celanese Corp. Class A			627,077	27,623
	Ball Corp.			574,488	27,334
	Sigma-Aldrich Corp.			307,407	23,879
*	Crown Holdings Inc.			566,448	23,570
	Albemarle Corp.			350,789	21,931
*	WR Grace & Co.			281,036	21,783
	Valspar Corp.			338,991	21,102
	Royal Gold Inc.			252,785	17,955
	Vulcan Materials Co.			330,910	17,108
	CF Industries Holdings Inc.			86,379	16,444
	Rock Tenn Co. Class A			139,793	12,971
	Scotts Miracle-Gro Co. Class A			168,596	7,290
	Axiall Corp.			96,150	5,977
	Aptargroup Inc.			91,282	5,235
	Westlake Chemical Corp.			39,293	3,674
					915,523
Telecommunication Services (0.6%)
*	Crown Castle International Corp.			1,151,892	80,218
*	Sprint Nextel Corp.			5,905,295	36,672
*	SBA Communications Corp. Class A			496,868	35,784
*	Level 3 Communications Inc.			599,550	12,165
*	MetroPCS Communications Inc.			608,852	6,636
					171,475
Utilities (0.1%)
	ITC Holdings Corp.			202,438	18,069
*	Calpine Corp.			594,746	12,252
					30,321
Total Common Stocks (Cost $20,826,077)					29,757,526
		Coupon
Temporary Cash Investments (0.4%)[1]
Money Market Fund (0.4%)
[2,3] Vanguard Market Liquidity Fund		0.147%		113,579,000	113,579

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
4	Fannie Mae Discount Notes	0.130%	8/28/13	4,100	4,097

[5,6] Federal Home Loan Bank Discount Notes	0.120%	5/31/13	10,000	9,998
				14,095
Total Temporary Cash Investments (Cost $127,675)				127,674
Total Investments (100.1%) (Cost $20,953,752)				29,885,200
Other Assets and Liabilities-Net (-0.1%)[3]				(42,262)
Net Assets (100%)				29,842,938

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $40,122,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.1%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $41,299,000 of collateral received for securities on loan.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 Securities with a value of $3,908,000 have been segregated as initial margin for open futures contracts.
6 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

Growth Index Fund

The following table summarizes the market value of the fund's investments as of March 31, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	29,757,526	—	—
Temporary Cash Investments	113,579	14,095	—
Futures Contracts—Assets[1]	319	—	—
Total	29,871,424	14,095	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At March 31, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
S&P 500 Index	June 2013	130	50,788	403
E-mini S&P 500 Index	June 2013	430	33,598	351

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At March 31, 2013, the cost of investment securities for tax purposes was $20,953,752,000. Net unrealized appreciation of investment securities for tax purposes was $8,931,448,000, consisting of unrealized gains of $9,244,874,000 on securities that had risen in value since their purchase and $313,426,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Large-Cap Index Fund

Schedule of Investments
As of March 31, 2013

			Market
			Value
		Shares	($000)
Common Stocks (99.9%)[1]
Consumer Discretionary (11.8%)
	Home Depot Inc.	696,972	48,635
	McDonald's Corp.	467,418	46,597
*	Amazon.com Inc.	169,495	45,169
	Walt Disney Co.	757,357	43,018
	Comcast Corp. Class A	934,943	39,277
	News Corp. Class A	869,281	26,530
	Time Warner Inc.	413,914	23,850
	Ford Motor Co.	1,795,380	23,609
	Target Corp.	300,866	20,594
	NIKE Inc. Class B	333,748	19,694
	Lowe's Cos. Inc.	517,515	19,624
	Starbucks Corp.	331,946	18,908
*	priceline.com Inc.	23,223	15,976
	Yum! Brands Inc.	209,872	15,098
	TJX Cos. Inc.	322,570	15,080
*	DIRECTV	253,488	14,350
	Time Warner Cable Inc.	137,866	13,243
	Viacom Inc. Class B	210,881	12,984
	CBS Corp. Class B	275,763	12,875
	Comcast Corp.	290,946	11,527
	Johnson Controls Inc.	318,669	11,176
	Las Vegas Sands Corp.	172,820	9,738
*	General Motors Co.	318,832	8,870
	Macy's Inc.	184,150	7,705
	Carnival Corp.	220,807	7,574
*	Dollar General Corp.	144,941	7,331
	Omnicom Group Inc.	121,724	7,170
	Mattel Inc.	160,959	7,048
	VF Corp.	41,140	6,901
	Coach Inc.	130,737	6,536
	Delphi Automotive plc	147,193	6,535
*	Bed Bath & Beyond Inc.	100,033	6,444
*	AutoZone Inc.	15,955	6,330
	Virgin Media Inc.	125,853	6,163
	Ross Stores Inc.	98,182	5,952
	Starwood Hotels & Resorts Worldwide Inc.	90,107	5,743
	Harley-Davidson Inc.	105,550	5,626
	Gap Inc.	155,885	5,518
	Genuine Parts Co.	68,540	5,346
*	Discovery Communications Inc. Class A	67,418	5,309
*	Liberty Interactive Corp. Class A	238,839	5,106
	L Brands Inc.	113,805	5,083
*	O'Reilly Automotive Inc.	49,288	5,055
*	Dollar Tree Inc.	100,359	4,860
	Ralph Lauren Corp. Class A	28,374	4,804
	Wynn Resorts Ltd.	37,764	4,727
*	Netflix Inc.	24,873	4,711
*	Chipotle Mexican Grill Inc. Class A	14,449	4,709
	Sirius XM Radio Inc.	1,528,125	4,707

* Liberty Media Corp.	41,542	4,637
Kohl's Corp.	96,256	4,440
* CarMax Inc.	106,353	4,435
Whirlpool Corp.	36,708	4,348
* Liberty Global Inc. Class A	59,153	4,342
Staples Inc.	312,709	4,200
* BorgWarner Inc.	53,831	4,163
Wyndham Worldwide Corp.	63,531	4,097
Marriott International Inc. Class A	94,774	4,002
PVH Corp.	37,426	3,997
Nordstrom Inc.	68,938	3,807
H&R Block Inc.	125,862	3,703
Tiffany & Co.	53,173	3,698
DISH Network Corp. Class A	95,202	3,608
Newell Rubbermaid Inc.	133,569	3,486
* PulteGroup Inc.	162,494	3,289
DR Horton Inc.	134,568	3,270
* Liberty Global Inc.	46,479	3,190
Darden Restaurants Inc.	60,276	3,115
PetSmart Inc.	49,917	3,100
Lennar Corp. Class A	74,549	3,092
Expedia Inc.	51,089	3,066
Tractor Supply Co.	28,905	3,010
* Charter Communications Inc. Class A	28,193	2,937
* Lululemon Athletica Inc.	47,031	2,932
* Mohawk Industries Inc.	25,692	2,906
* Discovery Communications Inc.	41,308	2,873
Advance Auto Parts Inc.	34,359	2,840
Best Buy Co. Inc.	124,854	2,766
* TRW Automotive Holdings Corp.	50,050	2,753
* LKQ Corp.	125,370	2,728
Family Dollar Stores Inc.	45,740	2,701
Signet Jewelers Ltd.	37,525	2,514
Interpublic Group of Cos. Inc.	192,614	2,510
Lear Corp.	44,920	2,465
Scripps Networks Interactive Inc. Class A	37,132	2,389
Hasbro Inc.	54,239	2,383
* Ulta Salon Cosmetics & Fragrance Inc.	28,359	2,302
* Fossil Inc.	23,662	2,286
* NVR Inc.	2,103	2,271
* MGM Resorts International	169,897	2,234
Royal Caribbean Cruises Ltd.	61,365	2,039
International Game Technology	123,335	2,035
* Urban Outfitters Inc.	50,856	1,970
Williams-Sonoma Inc.	36,456	1,878
Garmin Ltd.	54,854	1,812
* AutoNation Inc.	39,715	1,738
News Corp. Class B	47,020	1,446
JC Penney Co. Inc.	66,013	997
* Sears Holdings Corp.	19,939	996
Abercrombie & Fitch Co.	18,608	860
Burger King Worldwide Inc.	40,832	780
* Hyatt Hotels Corp. Class A	10,886	471
Allison Transmission Holdings Inc.	17,316	416
CBS Corp. Class A	3,964	184
Viacom Inc. Class A	975	62

Lennar Corp. Class B	975	31
		820,015
Consumer Staples (10.5%)
Procter & Gamble Co.	1,273,224	98,115
Coca-Cola Co.	1,869,555	75,605
Philip Morris International Inc.	729,610	67,642
Wal-Mart Stores Inc.	779,652	58,341
PepsiCo Inc.	719,109	56,889
Altria Group Inc.	936,620	32,210
CVS Caremark Corp.	573,852	31,556
Colgate-Palmolive Co.	218,044	25,736
Mondelez International Inc. Class A	829,024	25,376
Costco Wholesale Corp.	203,078	21,549
Walgreen Co.	396,633	18,912
Kimberly-Clark Corp.	180,691	17,704
General Mills Inc.	301,691	14,876
Kraft Foods Group Inc.	275,926	14,219
HJ Heinz Co.	149,368	10,795
Archer-Daniels-Midland Co.	306,884	10,351
Sysco Corp.	273,092	9,605
Kellogg Co.	135,135	8,707
Kroger Co.	229,809	7,616
Whole Foods Market Inc.	86,306	7,487
Mead Johnson Nutrition Co.	94,199	7,296
Lorillard Inc.	176,591	7,125
Estee Lauder Cos. Inc. Class A	110,284	7,062
ConAgra Foods Inc.	192,856	6,906
Reynolds American Inc.	154,468	6,872
Hershey Co.	68,609	6,005
Clorox Co.	61,205	5,419
Bunge Ltd.	64,920	4,793
Beam Inc.	74,951	4,762
JM Smucker Co.	47,410	4,701
Coca-Cola Enterprises Inc.	123,521	4,560
Dr Pepper Snapple Group Inc.	94,868	4,454
Campbell Soup Co.	94,907	4,305
Avon Products Inc.	200,746	4,162
Church & Dwight Co. Inc.	64,246	4,152
McCormick & Co. Inc.	56,124	4,128
Brown-Forman Corp. Class B	48,206	3,442
* Constellation Brands Inc. Class A	71,117	3,388
Tyson Foods Inc. Class A	132,492	3,288
Molson Coors Brewing Co. Class B	65,427	3,201
* Green Mountain Coffee Roasters Inc.	55,181	3,132
* Monster Beverage Corp.	65,495	3,127
Safeway Inc.	110,967	2,924
Energizer Holdings Inc.	28,762	2,868
Hormel Foods Corp.	61,501	2,541
Herbalife Ltd.	45,673	1,711
* Smithfield Foods Inc.	29,050	769
		730,384
Energy (10.8%)
Exxon Mobil Corp.	2,088,059	188,155
Chevron Corp.	905,500	107,591
Schlumberger Ltd.	620,411	46,463
ConocoPhillips	569,103	34,203

Occidental Petroleum Corp.	375,478	29,426
Anadarko Petroleum Corp.	233,400	20,411
Phillips 66	289,766	20,275
Halliburton Co.	412,132	16,654
EOG Resources Inc.	126,538	16,206
Apache Corp.	182,518	14,083
National Oilwell Varco Inc.	198,583	14,050
Marathon Petroleum Corp.	154,627	13,855
Kinder Morgan Inc.	309,485	11,971
Williams Cos. Inc.	317,335	11,887
Valero Energy Corp.	257,467	11,712
Marathon Oil Corp.	329,541	11,112
Devon Energy Corp.	179,712	10,139
Hess Corp.	135,469	9,701
Noble Energy Inc.	83,372	9,643
Spectra Energy Corp.	311,897	9,591
Baker Hughes Inc.	206,179	9,569
Pioneer Natural Resources Co.	61,642	7,659
* Cameron International Corp.	115,422	7,526
Cabot Oil & Gas Corp.	98,079	6,631
Ensco plc Class A	108,675	6,520
* Southwestern Energy Co.	163,992	6,110
* FMC Technologies Inc.	110,366	6,003
Range Resources Corp.	72,153	5,847
Chesapeake Energy Corp.	280,593	5,727
Murphy Oil Corp.	84,299	5,372
HollyFrontier Corp.	94,913	4,883
* Concho Resources Inc.	46,370	4,518
Noble Corp.	117,360	4,477
* Weatherford International Ltd.	357,149	4,336
EQT Corp.	63,201	4,282
* Kinder Morgan Management LLC	45,737	4,018
CONSOL Energy Inc.	105,873	3,563
Oceaneering International Inc.	50,469	3,352
* Denbury Resources Inc.	173,854	3,242
Core Laboratories NV	21,624	2,982
* Cobalt International Energy Inc.	105,406	2,972
Cimarex Energy Co.	38,175	2,880
Helmerich & Payne Inc.	47,055	2,856
* Whiting Petroleum Corp.	54,575	2,775
* Plains Exploration & Production Co.	56,938	2,703
QEP Resources Inc.	83,316	2,653
Peabody Energy Corp.	124,790	2,639
Diamond Offshore Drilling Inc.	32,321	2,248
* Dresser-Rand Group Inc.	35,158	2,168
Nabors Industries Ltd.	128,336	2,082
* Rowan Cos. plc Class A	57,600	2,037
* Continental Resources Inc.	21,756	1,891
Tesoro Corp.	32,075	1,878
SM Energy Co.	30,665	1,816
Energen Corp.	33,624	1,749
* Newfield Exploration Co.	62,890	1,410
* Ultra Petroleum Corp.	33,876	681
		751,183
Financials (16.2%)
Wells Fargo & Co.	2,456,762	90,876
JPMorgan Chase & Co.	1,783,947	84,666

* Berkshire Hathaway Inc. Class B	806,559	84,043
Bank of America Corp.	5,043,273	61,427
Citigroup Inc.	1,345,593	59,529
American Express Co.	514,881	34,734
US Bancorp	868,518	29,469
Goldman Sachs Group Inc.	195,314	28,740
* American International Group Inc.	688,188	26,715
Simon Property Group Inc.	144,514	22,914
PNC Financial Services Group Inc.	246,052	16,362
MetLife Inc.	407,393	15,489
Bank of New York Mellon Corp.	541,392	15,154
Capital One Financial Corp.	271,283	14,907
Travelers Cos. Inc.	176,220	14,836
American Tower Corporation	183,926	14,148
ACE Ltd.	158,221	14,077
Morgan Stanley	639,269	14,051
BlackRock Inc.	51,440	13,214
Prudential Financial Inc.	215,683	12,723
State Street Corp.	213,193	12,598
Aflac Inc.	217,696	11,325
Allstate Corp.	222,309	10,909
Chubb Corp.	121,768	10,658
HCP Inc.	211,197	10,530
Discover Financial Services	231,177	10,366
Public Storage	67,933	10,348
BB&T Corp.	326,113	10,237
Ventas Inc.	135,938	9,951
Marsh & McLennan Cos. Inc.	255,908	9,717
Franklin Resources Inc.	64,261	9,691
CME Group Inc.	147,966	9,084
Charles Schwab Corp.	507,235	8,973
Prologis Inc.	216,128	8,641
T. Rowe Price Group Inc.	114,390	8,564
Aon plc	138,154	8,496
Health Care REIT Inc.	121,350	8,241
Weyerhaeuser Co.	254,437	7,984
Equity Residential	144,386	7,950
SunTrust Banks Inc.	251,295	7,240
Boston Properties Inc.	70,807	7,156
Annaly Capital Management Inc.	442,153	7,026
Ameriprise Financial Inc.	94,722	6,976
McGraw-Hill Cos. Inc.	131,019	6,823
AvalonBay Communities Inc.	53,405	6,765
Fifth Third Bancorp	408,495	6,663
Vornado Realty Trust	78,490	6,565
Loews Corp.	146,329	6,449
Progressive Corp.	252,889	6,390
Invesco Ltd.	205,426	5,949
Host Hotels & Resorts Inc.	339,383	5,936
American Capital Agency Corp.	180,789	5,926
Northern Trust Corp.	105,763	5,770
M&T Bank Corp.	54,104	5,581
Moody's Corp.	103,560	5,522
* IntercontinentalExchange Inc.	33,821	5,515
Regions Financial Corp.	656,413	5,376
Hartford Financial Services Group Inc.	203,523	5,251
General Growth Properties Inc.	240,777	4,787

Principal Financial Group Inc.	136,483	4,644
NYSE Euronext	113,380	4,381
SLM Corp.	211,200	4,325
KeyCorp	430,465	4,287
XL Group plc Class A	137,330	4,161
Macerich Co.	64,192	4,133
Lincoln National Corp.	126,399	4,122
Realty Income Corp.	90,008	4,082
* CIT Group Inc.	93,384	4,060
Kimco Realty Corp.	179,853	4,029
Plum Creek Timber Co. Inc.	75,700	3,951
Leucadia National Corp.	142,610	3,912
Digital Realty Trust Inc.	58,454	3,911
* Affiliated Managers Group Inc.	24,435	3,752
* CBRE Group Inc. Class A	146,402	3,697
SL Green Realty Corp.	42,663	3,674
Unum Group	125,630	3,549
Rayonier Inc.	58,260	3,476
Cincinnati Financial Corp.	71,900	3,393
Federal Realty Investment Trust	30,313	3,275
Willis Group Holdings plc	81,062	3,201
Comerica Inc.	87,299	3,138
* Arch Capital Group Ltd.	58,727	3,087
Huntington Bancshares Inc.	392,015	2,897
UDR Inc.	115,923	2,804
New York Community Bancorp Inc.	193,803	2,781
Essex Property Trust Inc.	17,693	2,664
Torchmark Corp.	43,557	2,605
Camden Property Trust	37,298	2,562
Raymond James Financial Inc.	55,243	2,547
Everest Re Group Ltd.	19,036	2,472
PartnerRe Ltd.	25,654	2,389
WR Berkley Corp.	50,394	2,236
Axis Capital Holdings Ltd.	51,319	2,136
Zions Bancorporation	85,386	2,134
First Republic Bank	55,051	2,126
People's United Financial Inc.	157,658	2,119
TD Ameritrade Holding Corp.	102,359	2,111
Alexandria Real Estate Equities Inc.	29,670	2,106
SEI Investments Co.	72,354	2,087
Reinsurance Group of America Inc. Class A	34,304	2,047
Jones Lang LaSalle Inc.	20,564	2,044
* Markel Corp.	4,027	2,028
Lazard Ltd. Class A	56,656	1,934
Hudson City Bancorp Inc.	220,330	1,904
* MSCI Inc. Class A	55,915	1,897
Legg Mason Inc.	57,256	1,841
NASDAQ OMX Group Inc.	53,443	1,726
* Alleghany Corp.	3,731	1,477
* Realogy Holdings Corp.	23,472	1,146
* Berkshire Hathaway Inc. Class A	6	938
Assurant Inc.	18,398	828
LPL Financial Holdings Inc.	25,117	810
CNA Financial Corp.	12,509	409
		1,126,048
Health Care (12.4%)
Johnson & Johnson	1,302,875	106,223

Pfizer Inc.	3,350,759	96,703
Merck & Co. Inc.	1,408,765	62,310
Amgen Inc.	348,850	35,761
* Gilead Sciences Inc.	709,625	34,722
Bristol-Myers Squibb Co.	763,173	31,435
AbbVie Inc.	736,789	30,046
UnitedHealth Group Inc.	477,776	27,334
Eli Lilly & Co.	475,943	27,029
Abbott Laboratories	732,240	25,863
* Celgene Corp.	197,209	22,858
Medtronic Inc.	471,522	22,143
* Express Scripts Holding Co.	381,549	21,996
* Biogen Idec Inc.	110,191	21,257
Baxter International Inc.	254,571	18,492
Allergan Inc.	139,040	15,521
Covidien plc	219,756	14,908
Thermo Fisher Scientific Inc.	166,509	12,736
McKesson Corp.	108,397	11,703
WellPoint Inc.	141,662	9,382
* Intuitive Surgical Inc.	18,698	9,184
Stryker Corp.	132,989	8,676
Becton Dickinson and Co.	90,270	8,631
* Alexion Pharmaceuticals Inc.	91,156	8,399
Cigna Corp.	133,537	8,329
Aetna Inc.	152,710	7,807
* Cerner Corp.	72,407	6,861
Agilent Technologies Inc.	161,797	6,791
Cardinal Health Inc.	159,213	6,626
* Regeneron Pharmaceuticals Inc.	35,119	6,195
Zimmer Holdings Inc.	78,762	5,924
* DaVita HealthCare Partners Inc.	49,248	5,840
* Vertex Pharmaceuticals Inc.	101,302	5,570
AmerisourceBergen Corp. Class A	107,153	5,513
* Actavis Inc.	59,567	5,487
* Mylan Inc.	184,638	5,343
St. Jude Medical Inc.	132,002	5,338
* Life Technologies Corp.	79,242	5,121
Humana Inc.	73,884	5,106
* Catamaran Corp.	95,825	5,082
HCA Holdings Inc.	124,182	5,046
* Boston Scientific Corp.	632,467	4,940
Perrigo Co.	41,602	4,939
* Edwards Lifesciences Corp.	53,119	4,364
* Forest Laboratories Inc.	111,185	4,229
Quest Diagnostics Inc.	73,706	4,161
* Laboratory Corp. of America Holdings	43,316	3,907
* Henry Schein Inc.	40,940	3,789
* Varian Medical Systems Inc.	50,829	3,660
CR Bard Inc.	36,136	3,642
* CareFusion Corp.	103,828	3,633
* Waters Corp.	37,922	3,561
* Illumina Inc.	57,787	3,120
ResMed Inc.	66,418	3,079
* Mettler-Toledo International Inc.	14,117	3,010
Coventry Health Care Inc.	62,376	2,934
DENTSPLY International Inc.	66,587	2,825
* Hologic Inc.	124,846	2,822

Universal Health Services Inc. Class B	41,818	2,671
* Hospira Inc.	76,500	2,511
* IDEXX Laboratories Inc.	25,392	2,346
* BioMarin Pharmaceutical Inc.	29,433	1,832
* Zoetis Inc.	46,220	1,544
Patterson Cos. Inc.	40,519	1,541
* Endo Health Solutions Inc.	25,853	795
		861,146
Industrials (10.5%)
General Electric Co.	4,845,916	112,038
United Technologies Corp.	427,326	39,925
3M Co.	321,623	34,192
Union Pacific Corp.	218,748	31,152
Boeing Co.	352,463	30,259
United Parcel Service Inc. Class B	340,478	29,247
Honeywell International Inc.	365,318	27,527
Caterpillar Inc.	305,395	26,560
Emerson Electric Co.	336,246	18,786
Danaher Corp.	273,458	16,995
Deere & Co.	181,377	15,595
Lockheed Martin Corp.	150,271	14,504
FedEx Corp.	139,080	13,658
Eaton Corp. plc	219,357	13,436
Precision Castparts Corp.	68,169	12,926
Illinois Tool Works Inc.	200,117	12,195
CSX Corp.	475,315	11,707
Norfolk Southern Corp.	146,801	11,315
General Dynamics Corp.	156,334	11,023
Cummins Inc.	88,313	10,227
Raytheon Co.	151,914	8,931
PACCAR Inc.	164,630	8,324
Waste Management Inc.	206,375	8,092
Northrop Grumman Corp.	110,629	7,761
Ingersoll-Rand plc	131,402	7,228
Tyco International Ltd.	217,675	6,966
* Delta Air Lines Inc.	397,683	6,566
Fastenal Co.	124,744	6,406
Parker Hannifin Corp.	69,392	6,355
WW Grainger Inc.	27,544	6,197
Stanley Black & Decker Inc.	74,720	6,050
Dover Corp.	81,464	5,937
Roper Industries Inc.	46,226	5,885
Kansas City Southern	51,349	5,695
Rockwell Automation Inc.	65,282	5,637
ADT Corp.	102,896	5,036
Pentair Ltd.	95,422	5,033
* United Continental Holdings Inc.	154,544	4,947
AMETEK Inc.	113,373	4,916
Southwest Airlines Co.	338,952	4,569
Fluor Corp.	68,228	4,526
CH Robinson Worldwide Inc.	75,113	4,466
* Verisk Analytics Inc. Class A	70,705	4,358
* Stericycle Inc.	40,257	4,274
Republic Services Inc. Class A	126,073	4,160
Rockwell Collins Inc.	64,279	4,057
Textron Inc.	126,366	3,767
Flowserve Corp.	22,445	3,764

Pall Corp.	51,586	3,527
* Hertz Global Holdings Inc.	156,771	3,490
Expeditors International of Washington Inc.	96,127	3,433
TransDigm Group Inc.	21,800	3,334
Masco Corp.	162,419	3,289
Equifax Inc.	56,235	3,239
* Jacobs Engineering Group Inc.	57,490	3,233
L-3 Communications Holdings Inc.	39,847	3,224
JB Hunt Transport Services Inc.	41,263	3,073
Joy Global Inc.	49,602	2,952
Iron Mountain Inc.	79,881	2,900
Nielsen Holdings NV	78,410	2,809
* Quanta Services Inc.	97,645	2,791
* IHS Inc. Class A	25,997	2,722
Donaldson Co. Inc.	67,944	2,459
Xylem Inc.	86,103	2,373
Hubbell Inc. Class B	24,299	2,360
Robert Half International Inc.	61,941	2,325
Timken Co.	40,001	2,263
AGCO Corp.	42,758	2,228
KBR Inc.	68,460	2,196
Cintas Corp.	49,180	2,170
* WABCO Holdings Inc.	29,329	2,070
Manpower Inc.	35,688	2,024
Avery Dennison Corp.	46,274	1,993
* Owens Corning	49,442	1,949
* Sensata Technologies Holding NV	53,562	1,761
SPX Corp.	20,729	1,637
Dun & Bradstreet Corp.	19,048	1,593
Gardner Denver Inc.	11,484	863
		729,450
Information Technology (18.0%)
Apple Inc.	437,629	193,708
International Business Machines Corp.	519,464	110,802
Microsoft Corp.	3,513,726	100,528
* Google Inc. Class A	124,683	99,002
QUALCOMM Inc.	800,883	53,619
Oracle Corp.	1,654,967	53,522
Cisco Systems Inc.	2,485,202	51,966
Intel Corp.	2,190,033	47,852
Visa Inc. Class A	246,742	41,907
* eBay Inc.	543,938	29,492
Mastercard Inc. Class A	49,490	26,781
* EMC Corp.	982,174	23,464
Accenture plc Class A	300,450	22,825
Hewlett-Packard Co.	909,975	21,694
* Facebook Inc. Class A	745,015	19,057
Texas Instruments Inc.	515,090	18,275
Automatic Data Processing Inc.	225,832	14,684
* Salesforce.com Inc.	61,359	10,973
* Cognizant Technology Solutions Corp. Class A	140,823	10,788
* Yahoo! Inc.	436,905	10,280
Dell Inc.	688,649	9,868
* Adobe Systems Inc.	221,137	9,622
Corning Inc.	686,091	9,146
Intuit Inc.	131,472	8,631
Broadcom Corp. Class A	241,883	8,386

TE Connectivity Ltd.	195,780	8,209
* Symantec Corp.	320,888	7,920
Applied Materials Inc.	560,362	7,554
Motorola Solutions Inc.	115,871	7,419
* LinkedIn Corp. Class A	41,801	7,359
Analog Devices Inc.	142,916	6,644
* Citrix Systems Inc.	86,675	6,254
* SanDisk Corp.	112,835	6,206
* NetApp Inc.	168,339	5,750
Amphenol Corp. Class A	74,549	5,565
* Fiserv Inc.	62,217	5,465
Paychex Inc.	152,540	5,350
Altera Corp.	148,842	5,279
Seagate Technology plc	142,378	5,205
Western Digital Corp.	100,767	5,067
* Equinix Inc.	22,792	4,930
Fidelity National Information Services Inc.	123,053	4,875
* Micron Technology Inc.	476,995	4,760
Xerox Corp.	542,699	4,667
Xilinx Inc.	121,910	4,653
* Red Hat Inc.	89,774	4,539
* Teradata Corp.	77,136	4,513
Maxim Integrated Products Inc.	136,365	4,452
* Autodesk Inc.	104,779	4,321
* Juniper Networks Inc.	225,284	4,177
Linear Technology Corp.	108,603	4,167
Avago Technologies Ltd. Class A	114,981	4,130
KLA-Tencor Corp.	77,321	4,078
Western Union Co.	265,487	3,993
CA Inc.	149,176	3,755
* Trimble Navigation Ltd.	119,410	3,578
* Alliance Data Systems Corp.	21,951	3,554
NVIDIA Corp.	275,579	3,533
* ANSYS Inc.	43,358	3,530
Computer Sciences Corp.	71,390	3,515
* VeriSign Inc.	70,939	3,354
* F5 Networks Inc.	36,818	3,280
Microchip Technology Inc.	86,504	3,180
* Lam Research Corp.	75,699	3,138
* BMC Software Inc.	66,616	3,086
* VMware Inc. Class A	38,891	3,068
Activision Blizzard Inc.	206,682	3,011
* Cree Inc.	54,458	2,979
* Akamai Technologies Inc.	78,163	2,758
* Rackspace Hosting Inc.	51,496	2,600
* Synopsys Inc.	70,810	2,541
Harris Corp.	52,705	2,442
* Nuance Communications Inc.	118,238	2,386
* Electronic Arts Inc.	132,994	2,354
* Avnet Inc.	63,798	2,309
* Gartner Inc.	41,395	2,252
SAIC Inc.	158,468	2,147
Marvell Technology Group Ltd.	198,905	2,104
* Arrow Electronics Inc.	49,317	2,003
* Skyworks Solutions Inc.	89,921	1,981
FactSet Research Systems Inc.	19,653	1,820
FLIR Systems Inc.	67,455	1,754

* LSI Corp.	256,504	1,739
* MICROS Systems Inc.	37,294	1,697
Jabil Circuit Inc.	84,680	1,565
National Instruments Corp.	45,452	1,489
* TIBCO Software Inc.	71,848	1,453
* ServiceNow Inc.	38,029	1,377
Molex Inc. Class A	47,458	1,145
* ON Semiconductor Corp.	104,432	865
* Informatica Corp.	25,081	865
* Workday Inc. Class A	12,137	748
* Palo Alto Networks Inc.	11,235	636
* VeriFone Systems Inc.	25,275	523
Molex Inc.	15,628	458
		1,256,945
Materials (3.4%)
Monsanto Co.	249,390	26,343
EI du Pont de Nemours & Co.	435,579	21,413
Dow Chemical Co.	560,772	17,855
Praxair Inc.	137,975	15,390
Freeport-McMoRan Copper & Gold Inc.	442,085	14,633
LyondellBasell Industries NV Class A	187,479	11,866
Ecolab Inc.	123,668	9,916
Newmont Mining Corp.	229,111	9,597
International Paper Co.	205,879	9,590
PPG Industries Inc.	63,323	8,482
Air Products & Chemicals Inc.	96,853	8,438
Mosaic Co.	131,525	7,840
Sherwin-Williams Co.	40,881	6,904
Nucor Corp.	148,191	6,839
CF Industries Holdings Inc.	29,419	5,601
Eastman Chemical Co.	71,890	5,023
Sigma-Aldrich Corp.	56,255	4,370
Alcoa Inc.	495,474	4,221
FMC Corp.	63,862	3,642
Ball Corp.	69,502	3,307
Celanese Corp. Class A	74,531	3,283
Airgas Inc.	31,763	3,150
Vulcan Materials Co.	60,622	3,134
MeadWestvaco Corp.	81,845	2,971
International Flavors & Fragrances Inc.	37,873	2,904
* Crown Holdings Inc.	66,982	2,787
Ashland Inc.	36,709	2,727
Albemarle Corp.	41,529	2,596
* WR Grace & Co.	33,489	2,596
Reliance Steel & Aluminum Co.	33,783	2,404
Sealed Air Corp.	90,828	2,190
Martin Marietta Materials Inc.	21,433	2,187
Huntsman Corp.	89,209	1,658
Cliffs Natural Resources Inc.	70,246	1,335
* Owens-Illinois Inc.	38,356	1,022
Allegheny Technologies Inc.	23,780	754
		238,968
Telecommunication Services (2.8%)
AT&T Inc.	2,559,646	93,913
Verizon Communications Inc.	1,332,236	65,479
CenturyLink Inc.	291,572	10,243

* Crown Castle International Corp.	136,602	9,513
* Sprint Nextel Corp.	1,405,778	8,730
* SBA Communications Corp. Class A	59,240	4,267
Windstream Corp.	273,300	2,173
Frontier Communications Corp.	462,284	1,840
* MetroPCS Communications Inc.	77,415	844
		197,002
Utilities (3.5%)
Duke Energy Corp.	328,518	23,847
Southern Co.	405,197	19,012
Dominion Resources Inc.	268,879	15,643
NextEra Energy Inc.	197,767	15,363
Exelon Corp.	398,122	13,727
American Electric Power Co. Inc.	226,285	11,004
PG&E Corp.	204,843	9,122
Sempra Energy	107,909	8,626
PPL Corp.	272,179	8,522
Consolidated Edison Inc.	136,749	8,346
FirstEnergy Corp.	194,858	8,223
Public Service Enterprise Group Inc.	236,265	8,113
Edison International	151,920	7,645
Xcel Energy Inc.	228,028	6,772
Northeast Utilities	146,502	6,367
DTE Energy Co.	80,413	5,495
Entergy Corp.	82,999	5,249
CenterPoint Energy Inc.	198,490	4,756
Wisconsin Energy Corp.	106,864	4,583
ONEOK Inc.	95,541	4,554
NiSource Inc.	145,361	4,265
NRG Energy Inc.	150,607	3,990
Ameren Corp.	112,623	3,944
* Calpine Corp.	180,951	3,728
AES Corp.	295,374	3,713
CMS Energy Corp.	124,081	3,467
American Water Works Co. Inc.	82,743	3,429
OGE Energy Corp.	45,929	3,214
Pinnacle West Capital Corp.	50,984	2,951
SCANA Corp.	55,151	2,822
Alliant Energy Corp.	51,527	2,586
Pepco Holdings Inc.	106,433	2,278
National Fuel Gas Co.	36,731	2,253
Integrys Energy Group Inc.	36,344	2,114
MDU Resources Group Inc.	83,160	2,078
TECO Energy Inc.	95,458	1,701
		243,502
Total Common Stocks (Cost $5,327,106)		6,954,643

				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (0.1%)[1]
Money Market Fund (0.1%)
2 Vanguard Market Liquidity Fund	0.147%		10,375	10,375

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
[3,4] Federal Home Loan Bank Discount Notes	0.105%	4/3/13	500	500
Total Temporary Cash Investments (Cost $10,874)				10,875
Total Investments (100.0%) (Cost $5,337,980)				6,965,518
Other Assets and Liabilities-Net (0.0%)				(1,246)
Net Assets (100%)				6,964,272

* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.0%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
4 Cash of $500,000 has been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

Large-Cap Index Fund

The following table summarizes the market value of the fund's investments as of March 31, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	6,954,643	—	—
Temporary Cash Investments	10,375	500	—
Futures Contracts—Assets[1]	34	—	—
Total	6,965,052	500	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At March 31, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P 500 Index	June 2013	70	5,470	77
S&P 500 Index	June 2013	9	3,516	28

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At March 31, 2013, the cost of investment securities for tax purposes was $5,337,980,000. Net unrealized appreciation of investment securities for tax purposes was $1,627,538.000, consisting of unrealized gains of $1,828,335,000 on securities that had risen in value since their purchase and $200,797,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Mid-Cap Index Fund

Schedule of Investments
As of March 31, 2013

			Market
			Value
		Shares	($000)
Common Stocks (99.5%)[1]
Consumer Discretionary (18.8%)
	Macy's Inc.	5,737,420	240,054
	Mattel Inc.	5,000,525	218,973
	Delphi Automotive plc	4,576,575	203,200
	Virgin Media Inc.	3,909,453	191,446
	Ross Stores Inc.	3,066,452	185,888
	Harley-Davidson Inc.	3,283,987	175,036
	Genuine Parts Co.	2,135,536	166,572
*	Discovery Communications Inc. Class A	2,106,534	165,868
	L Brands Inc.	3,557,869	158,894
*	O'Reilly Automotive Inc.	1,534,823	157,396
*	Dollar Tree Inc.	3,133,017	151,732
	Ralph Lauren Corp. Class A	883,061	149,511
*	Chipotle Mexican Grill Inc. Class A	450,431	146,782
*	Netflix Inc.	772,147	146,252
*	CarMax Inc.	3,311,919	138,107
*	Liberty Global Inc. Class A	1,846,463	135,530
	Whirlpool Corp.	1,140,142	135,061
	Staples Inc.	9,781,421	131,364
*	BorgWarner Inc.	1,678,586	129,822
	Wyndham Worldwide Corp.	1,983,341	127,886
	PVH Corp.	1,169,983	124,966
	Marriott International Inc. Class A	2,946,963	124,450
	Nordstrom Inc.	2,144,625	118,448
	H&R Block Inc.	3,937,817	115,851
	Tiffany & Co.	1,656,130	115,167
*	Dollar General Corp.	2,255,193	114,068
	DISH Network Corp. Class A	2,958,140	112,113
	Newell Rubbermaid Inc.	4,157,143	108,501
*	PulteGroup Inc.	5,050,379	102,220
	DR Horton Inc.	4,197,659	102,003
*,^ Liberty Global Inc.		1,451,514	99,617
	Darden Restaurants Inc.	1,877,704	97,040
	PetSmart Inc.	1,560,031	96,878
	Expedia Inc.	1,601,511	96,107
	Lennar Corp. Class A	2,287,844	94,900
	Tractor Supply Co.	903,820	94,115
*	Charter Communications Inc. Class A	880,890	91,771
*,^ Lululemon Athletica Inc.		1,463,312	91,237
*	Mohawk Industries Inc.	805,020	91,064
*	Discovery Communications Inc.	1,290,421	89,736
	Advance Auto Parts Inc.	1,068,878	88,343
	Best Buy Co. Inc.	3,909,474	86,595
*	TRW Automotive Holdings Corp.	1,558,777	85,733
*	LKQ Corp.	3,897,875	84,818
	Family Dollar Stores Inc.	1,428,302	84,341
	Signet Jewelers Ltd.	1,175,180	78,737
	Interpublic Group of Cos. Inc.	6,005,630	78,253
	Lear Corp.	1,389,204	76,226
	Sirius XM Radio Inc.	24,338,578	74,963

	Scripps Networks Interactive Inc. Class A	1,159,036	74,572
^	Hasbro Inc.	1,681,274	73,875
*	Ulta Salon Cosmetics & Fragrance Inc.	878,758	71,329
*	Fossil Inc.	732,258	70,736
*	NVR Inc.	65,235	70,461
*	MGM Resorts International	5,324,398	70,016
	Royal Caribbean Cruises Ltd.	1,908,073	63,386
	International Game Technology	3,836,334	63,299
*	Urban Outfitters Inc.	1,588,514	61,539
	Williams-Sonoma Inc.	1,138,571	58,659
^	Garmin Ltd.	1,703,535	56,285
*	AutoNation Inc.	1,229,410	53,787
^	JC Penney Co. Inc.	2,068,678	31,258
*,^ Sears Holdings Corp.		617,766	30,870
	Abercrombie & Fitch Co.	569,213	26,298
^	Burger King Worldwide Inc.	1,270,975	24,276
*	Hyatt Hotels Corp. Class A	338,461	14,632
	Allison Transmission Holdings Inc.	534,978	12,845
	Lennar Corp. Class B	64,174	2,070
*	Apollo Group Inc. Class A	172	3
			7,003,831
Consumer Staples (6.5%)
	ConAgra Foods Inc.	5,995,409	214,696
	Clorox Co.	1,900,965	168,292
	Bunge Ltd.	2,020,714	149,189
	Beam Inc.	2,327,023	147,859
	JM Smucker Co.	1,479,045	146,662
	Coca-Cola Enterprises Inc.	3,849,511	142,124
	Dr Pepper Snapple Group Inc.	2,955,760	138,773
	Avon Products Inc.	6,274,610	130,073
	Church & Dwight Co. Inc.	2,002,686	129,433
	McCormick & Co. Inc.	1,745,177	128,358
*	Constellation Brands Inc. Class A	2,208,230	105,200
	Tyson Foods Inc. Class A	4,129,819	102,502
	Molson Coors Brewing Co. Class B	2,048,075	100,212
*,^ Green Mountain Coffee Roasters Inc.		1,728,006	98,082
*	Monster Beverage Corp.	2,042,486	97,508
	Hershey Co.	1,067,687	93,455
	Safeway Inc.	3,477,869	91,642
	Energizer Holdings Inc.	898,452	89,603
	Hormel Foods Corp.	1,912,487	79,024
^	Herbalife Ltd.	1,421,585	53,238
*	Smithfield Foods Inc.	905,766	23,985
			2,429,910
Energy (6.8%)
	Cabot Oil & Gas Corp.	3,054,384	206,507
	Range Resources Corp.	2,245,499	181,975
	HollyFrontier Corp.	2,954,586	152,014
*	Concho Resources Inc.	1,442,790	140,571
	EQT Corp.	1,966,009	133,197
*	Kinder Morgan Management LLC	1,420,333	124,776
	CONSOL Energy Inc.	3,311,398	111,429
	Oceaneering International Inc.	1,569,842	104,253
*	Denbury Resources Inc.	5,420,894	101,100
	Core Laboratories NV	670,775	92,513
*	Cobalt International Energy Inc.	3,278,247	92,447

Cimarex Energy Co.	1,191,506	89,887
Helmerich & Payne Inc.	1,465,410	88,950
* Whiting Petroleum Corp.	1,709,696	86,921
* Plains Exploration & Production Co.	1,778,916	84,445
Peabody Energy Corp.	3,913,769	82,776
QEP Resources Inc.	2,590,755	82,490
Diamond Offshore Drilling Inc.	1,008,651	70,162
* Dresser-Rand Group Inc.	1,101,346	67,909
* Weatherford International Ltd.	5,550,413	67,382
Nabors Industries Ltd.	4,013,321	65,096
* Rowan Cos. plc Class A	1,803,648	63,777
Tesoro Corp.	997,064	58,378
SM Energy Co.	961,077	56,915
Energen Corp.	1,047,826	54,498
* Newfield Exploration Co.	1,964,945	44,054
* Ultra Petroleum Corp.	1,054,189	21,189
* SandRidge Energy Inc.	797	4
		2,525,615
Financials (16.6%)
Health Care REIT Inc.	3,780,181	256,712
AvalonBay Communities Inc.	1,660,674	210,358
American Capital Agency Corp.	5,644,889	185,039
M&T Bank Corp.	1,681,668	173,481
Moody's Corp.	3,232,968	172,382
* IntercontinentalExchange Inc.	1,054,550	171,965
Regions Financial Corp.	20,515,257	168,020
Hartford Financial Services Group Inc.	6,337,203	163,500
Principal Financial Group Inc.	4,258,715	144,924
NYSE Euronext	3,527,134	136,288
Prologis Inc.	3,358,869	134,288
KeyCorp	13,409,793	133,562
XL Group plc Class A	4,281,331	129,724
Lincoln National Corp.	3,940,286	128,493
Macerich Co.	1,993,858	128,365
Realty Income Corp.	2,814,880	127,655
* CIT Group Inc.	2,918,621	126,902
Kimco Realty Corp.	5,624,386	125,986
Plum Creek Timber Co. Inc.	2,356,264	122,997
Leucadia National Corp.	4,459,700	122,330
Digital Realty Trust Inc.	1,815,308	121,462
* Affiliated Managers Group Inc.	763,208	117,206
* CBRE Group Inc. Class A	4,559,521	115,128
SL Green Realty Corp.	1,324,843	114,082
Unum Group	3,916,212	110,633
Rayonier Inc.	1,809,685	107,984
Cincinnati Financial Corp.	2,250,775	106,214
Federal Realty Investment Trust	942,209	101,796
Willis Group Holdings plc	2,520,617	99,539
Comerica Inc.	2,724,072	97,930
* Arch Capital Group Ltd.	1,833,395	96,382
SLM Corp.	4,430,214	90,731
Huntington Bancshares Inc.	12,221,812	90,319
UDR Inc.	3,631,467	87,845
New York Community Bancorp Inc.	6,051,974	86,846
Essex Property Trust Inc.	550,312	82,866
Torchmark Corp.	1,358,894	81,262
Camden Property Trust	1,164,543	79,981

	Raymond James Financial Inc.	1,719,914	79,288
	Everest Re Group Ltd.	593,393	77,058
	PartnerRe Ltd.	804,387	74,896
	WR Berkley Corp.	1,579,566	70,085
	Zions Bancorporation	2,672,492	66,786
	Axis Capital Holdings Ltd.	1,594,581	66,366
	First Republic Bank	1,710,964	66,077
	People's United Financial Inc.	4,915,934	66,070
	Alexandria Real Estate Equities Inc.	924,891	65,649
	SEI Investments Co.	2,254,455	65,041
	Reinsurance Group of America Inc. Class A	1,073,199	64,038
	Jones Lang LaSalle Inc.	639,643	63,587
*,^ Markel Corp.		125,757	63,319
	Lazard Ltd. Class A	1,767,353	60,320
	Hudson City Bancorp Inc.	6,897,828	59,597
*	MSCI Inc. Class A	1,744,533	59,192
	Legg Mason Inc.	1,777,575	57,149
	NASDAQ OMX Group Inc.	1,682,739	54,352
*	Alleghany Corp.	115,792	45,844
*	Realogy Holdings Corp.	738,354	36,061
	Assurant Inc.	571,830	25,738
	LPL Financial Holdings Inc.	772,450	24,904
	CNA Financial Corp.	391,764	12,807
			6,175,401
Health Care (10.5%)
*	Cerner Corp.	2,249,670	213,156
*	Regeneron Pharmaceuticals Inc.	1,097,002	193,511
*	DaVita HealthCare Partners Inc.	1,531,074	181,570
*	Vertex Pharmaceuticals Inc.	3,153,980	173,406
	AmerisourceBergen Corp. Class A	3,340,993	171,894
*	Actavis Inc.	1,855,272	170,889
*	Mylan Inc.	5,741,457	166,158
*	Life Technologies Corp.	2,473,209	159,844
*	Catamaran Corp.	2,982,506	158,162
*	Boston Scientific Corp.	19,702,916	153,880
	Perrigo Co.	1,296,030	153,878
*	Edwards Lifesciences Corp.	1,656,219	136,075
*	Forest Laboratories Inc.	3,478,630	132,327
	Quest Diagnostics Inc.	2,296,562	129,641
*	Laboratory Corp. of America Holdings	1,351,401	121,896
*	Henry Schein Inc.	1,271,155	117,645
*	Varian Medical Systems Inc.	1,583,786	114,033
	CR Bard Inc.	1,127,934	113,673
*	CareFusion Corp.	3,232,381	113,101
*	Waters Corp.	1,184,404	111,227
*	Illumina Inc.	1,800,548	97,230
^	ResMed Inc.	2,082,897	96,563
*	Mettler-Toledo International Inc.	439,812	93,777
	Coventry Health Care Inc.	1,953,890	91,891
	DENTSPLY International Inc.	2,073,504	87,958
*	Hologic Inc.	3,885,665	87,816
	Universal Health Services Inc. Class B	1,312,332	83,819
*	Hospira Inc.	2,399,357	78,771
*	IDEXX Laboratories Inc.	792,274	73,198
*	BioMarin Pharmaceutical Inc.	915,240	56,983
	Patterson Cos. Inc.	1,260,866	47,963

* Endo Health Solutions Inc.	805,209	24,768
		3,906,703
Industrials (12.9%)
* Delta Air Lines Inc.	12,360,734	204,076
Fastenal Co.	3,875,095	198,986
WW Grainger Inc.	857,696	192,964
Roper Industries Inc.	1,435,065	182,698
Kansas City Southern	1,598,969	177,326
Pentair Ltd.	2,973,448	156,849
ADT Corp.	3,202,254	156,718
* United Continental Holdings Inc.	4,828,221	154,551
AMETEK Inc.	3,531,237	153,114
Southwest Airlines Co.	10,568,284	142,460
* Verisk Analytics Inc. Class A	2,196,068	135,344
* Stericycle Inc.	1,249,617	132,684
Rockwell Collins Inc.	2,005,787	126,605
Textron Inc.	3,941,535	117,497
Flowserve Corp.	698,553	117,154
Pall Corp.	1,612,342	110,236
* Hertz Global Holdings Inc.	4,894,607	108,954
Expeditors International of Washington Inc.	2,997,348	107,035
TransDigm Group Inc.	679,636	103,930
Masco Corp.	5,065,754	102,582
* Jacobs Engineering Group Inc.	1,797,490	101,091
Equifax Inc.	1,748,429	100,692
L-3 Communications Holdings Inc.	1,239,675	100,315
JB Hunt Transport Services Inc.	1,279,680	95,311
Joy Global Inc.	1,541,050	91,723
Iron Mountain Inc.	2,484,015	90,195
Nielsen Holdings NV	2,436,139	87,263
* Quanta Services Inc.	3,038,575	86,842
* IHS Inc. Class A	811,058	84,934
Donaldson Co. Inc.	2,128,754	77,040
Xylem Inc.	2,701,108	74,443
Hubbell Inc. Class B	756,716	73,485
Robert Half International Inc.	1,923,504	72,189
Timken Co.	1,252,752	70,881
Fluor Corp.	1,061,090	70,382
AGCO Corp.	1,337,475	69,709
KBR Inc.	2,141,844	68,710
Cintas Corp.	1,520,493	67,099
* WABCO Holdings Inc.	911,416	64,337
Manpower Inc.	1,115,300	63,260
Avery Dennison Corp.	1,453,081	62,584
* Owens Corning	1,545,159	60,926
* Sensata Technologies Holding NV	1,684,065	55,355
SPX Corp.	647,716	51,144
Dun & Bradstreet Corp.	593,179	49,619
Gardner Denver Inc.	356,635	26,787
		4,798,079
Information Technology (14.6%)
* LinkedIn Corp. Class A	1,299,534	228,796
* SanDisk Corp.	3,510,379	193,071
Amphenol Corp. Class A	2,318,047	173,042
* Fiserv Inc.	1,937,854	170,202
Seagate Technology plc	4,427,531	161,871

Western Digital Corp.	3,143,956	158,078
* Equinix Inc.	708,386	153,231
Fidelity National Information Services Inc.	3,847,036	152,420
* Micron Technology Inc.	14,831,096	148,014
Xilinx Inc.	3,796,549	144,914
* Red Hat Inc.	2,804,279	141,784
* Teradata Corp.	2,406,656	140,813
Maxim Integrated Products Inc.	4,245,302	138,609
* Autodesk Inc.	3,261,591	134,508
Linear Technology Corp.	3,375,763	129,528
Avago Technologies Ltd. Class A	3,574,344	128,390
KLA-Tencor Corp.	2,411,609	127,188
Western Union Co.	8,255,642	124,165
* Alliance Data Systems Corp.	687,784	111,345
* Trimble Navigation Ltd.	3,705,948	111,030
NVIDIA Corp.	8,616,276	110,461
* ANSYS Inc.	1,349,122	109,845
Computer Sciences Corp.	2,227,841	109,677
* VeriSign Inc.	2,214,432	104,698
* F5 Networks Inc.	1,140,804	101,623
Microchip Technology Inc.	2,694,008	99,032
* Lam Research Corp.	2,356,522	97,701
* BMC Software Inc.	2,074,101	96,093
* Cree Inc.	1,693,266	92,639
* Akamai Technologies Inc.	2,452,893	86,563
* Rackspace Hosting Inc.	1,602,341	80,886
* Synopsys Inc.	2,205,030	79,116
Harris Corp.	1,637,387	75,877
* Nuance Communications Inc.	3,671,208	74,085
* Electronic Arts Inc.	4,137,944	73,242
Xerox Corp.	8,438,136	72,568
* Avnet Inc.	1,988,427	71,981
* Gartner Inc.	1,286,946	70,023
SAIC Inc.	4,962,434	67,241
Marvell Technology Group Ltd.	6,212,665	65,730
* Arrow Electronics Inc.	1,538,849	62,508
* Skyworks Solutions Inc.	2,785,702	61,369
^ FactSet Research Systems Inc.	609,119	56,404
FLIR Systems Inc.	2,103,490	54,712
* LSI Corp.	7,976,560	54,081
* MICROS Systems Inc.	1,151,743	52,416
Jabil Circuit Inc.	2,639,168	48,772
* VMware Inc. Class A	605,118	47,732
National Instruments Corp.	1,432,477	46,914
* TIBCO Software Inc.	2,244,637	45,387
* ServiceNow Inc.	1,179,115	42,684
Molex Inc.	1,081,710	31,672
* ON Semiconductor Corp.	3,261,240	27,003
* Informatica Corp.	782,423	26,970
* Workday Inc. Class A	377,356	23,256
Molex Inc. Class A	889,015	21,443
* Palo Alto Networks Inc.	347,684	19,679
* VeriFone Systems Inc.	786,002	16,255
		5,449,337
Materials (5.5%)
Sherwin-Williams Co.	1,275,626	215,440
CF Industries Holdings Inc.	914,388	174,072

Eastman Chemical Co.	2,234,638	156,134
Sigma-Aldrich Corp.	1,748,348	135,812
FMC Corp.	1,998,299	113,963
Ball Corp.	2,169,131	103,207
Celanese Corp. Class A	2,317,409	102,082
Airgas Inc.	991,774	98,344
Vulcan Materials Co.	1,885,120	97,461
MeadWestvaco Corp.	2,549,856	92,560
International Flavors & Fragrances Inc.	1,182,448	90,658
* Crown Holdings Inc.	2,077,819	86,458
Ashland Inc.	1,146,011	85,149
* WR Grace & Co.	1,042,019	80,767
Albemarle Corp.	1,289,033	80,590
Reliance Steel & Aluminum Co.	1,051,186	74,813
Sealed Air Corp.	2,823,385	68,072
Martin Marietta Materials Inc.	665,831	67,928
Huntsman Corp.	2,785,274	51,778
^ Cliffs Natural Resources Inc.	2,197,925	41,783
* Owens-Illinois Inc.	1,190,613	31,730
Allegheny Technologies Inc.	740,804	23,491
United States Steel Corp.	260	5
		2,072,297
Telecommunication Services (1.1%)
* Sprint Nextel Corp.	21,850,540	135,692
* SBA Communications Corp. Class A	1,842,745	132,715
^ Windstream Corp.	8,571,093	68,140
Frontier Communications Corp.	14,484,599	57,649
* MetroPCS Communications Inc.	2,402,321	26,185
		420,381
Utilities (6.2%)
Northeast Utilities	4,562,639	198,292
DTE Energy Co.	2,504,480	171,156
CenterPoint Energy Inc.	6,207,661	148,735
Wisconsin Energy Corp.	3,323,990	142,566
ONEOK Inc.	2,975,535	141,844
NiSource Inc.	4,516,945	132,527
NRG Energy Inc.	4,690,753	124,258
Ameren Corp.	3,521,880	123,336
* Calpine Corp.	5,629,015	115,958
AES Corp.	9,201,088	115,658
CMS Energy Corp.	3,860,115	107,852
American Water Works Co. Inc.	2,575,132	106,713
OGE Energy Corp.	1,433,983	100,350
Pinnacle West Capital Corp.	1,593,138	92,227
SCANA Corp.	1,729,843	88,499
Alliant Energy Corp.	1,610,499	80,815
Pepco Holdings Inc.	3,339,664	71,469
National Fuel Gas Co.	1,150,579	70,588
Integrys Energy Group Inc.	1,137,339	66,148
MDU Resources Group Inc.	2,602,230	65,030
TECO Energy Inc.	2,994,789	53,367
		2,317,388
Total Common Stocks (Cost $29,365,698)		37,098,942

	Coupon		Shares
Temporary Cash Investments (1.0%)[1]
Money Market Fund (0.9%)
[2,3] Vanguard Market Liquidity Fund	0.147%		373,510,273	373,510

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.1%)
4 Federal Home Loan Bank Discount Notes	0.090%	4/3/13	10,000	10,000
[4,5] Federal Home Loan Bank Discount Notes	0.085%	4/19/13	5,000	4,999
5 United States Treasury Note/Bond	1.375%	5/15/13	4,000	4,006
				19,005
Total Temporary Cash Investments (Cost $392,516)				392,515
Total Investments (100.5%) (Cost $29,758,214)				37,491,457
Other Assets and Liabilities-Net (-0.5%)[3]				(196,023)
Net Assets (100%)				37,295,434

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $197,865,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.8% and 0.7%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $204,071,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $6,828,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Mid-Cap Index Fund

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of March 31, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	37,098,942	—	—
Temporary Cash Investments	373,510	19,005	—
Futures Contracts—Assets[1]	641	—	—
Total	37,473,093	19,005	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At March 31, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P 500	June 2013	1,211	94,621	524
E-mini S&P MidCap 400 Index	June 2013	400	46,040	917

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Mid-Cap Index Fund

D. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected stocks in the fund's target index when investing through a swap provides a return advantage over buying the individual stocks. Under the terms of each swap, the fund receives the total return (either receiving the increase or paying the decrease) on a reference stock, applied to a notional amount that is the value of a designated number of shares of the stock at the beginning of the swap. The counterparty pays the fund a fixed rate less a specified interest rate spread that is based on short-term interest rates, applied to the notional amount. At the same time, the fund invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded. The primary risks associated with the swaps are that a counterparty will default on its obligation to pay net amounts due to the fund , or that the fund will incur fees in the event it terminates a swap prior to the scheduled termination date. The fund's maximum risk of loss from counterparty credit risk is the amount of unrealized appreciation on the swap contract. The fund attempts to mitigate this risk by, among other things, performing a credit analysis of counterparties, monitoring exposure to counterparties, and requiring counterparties to post collateral to secure such exposure. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any securities posted as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or posted is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

					Unrealized
			Notional	Floating Interest	Appreciation
	Termination		Amount	Rate Received	(Depreciation)
Reference Entity	Date	Counterparty[1]	($000)	(Paid)	($000)
SLM Corp.	8/7/13	GSI	41,022	(0.552%)[2]	3,319

1 GSI—Goldman Sachs International.
2 Based on one-month London Interbank Offered Rate (LIBOR) as of the most recent payment date plus a 0.35% spread.

At March 31, 2013, the counterparty had deposited in segregated accounts securities with a value of $1,818,000 in connection with amounts due to the fund for open swap contracts.

E. At March 31, 2013, the cost of investment securities for tax purposes was $29,758,214,000. Net unrealized appreciation of investment securities for tax purposes was $7,733,243,000, consisting of unrealized gains of $8,664,362,000 on securities that had risen in value since their purchase and $931,119,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Mid-Cap Growth Index Fund

Schedule of Investments
As of March 31, 2013

			Market
			Value
		Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (23.0%)
	Delphi Automotive plc	678,941	30,145
	Starwood Hotels & Resorts Worldwide Inc.	440,917	28,100
	Harley-Davidson Inc.	509,276	27,144
*	O'Reilly Automotive Inc.	257,896	26,447
*	Liberty Interactive Corp. Class A	1,158,776	24,775
*	Dollar Tree Inc.	511,151	24,755
	Sirius XM Radio Inc.	7,617,314	23,461
*	Chipotle Mexican Grill Inc. Class A	70,851	23,088
*	Netflix Inc.	118,732	22,489
*	CarMax Inc.	514,771	21,466
*	BorgWarner Inc.	263,314	20,365
	Wyndham Worldwide Corp.	315,567	20,348
	Tiffany & Co.	285,254	19,837
	PVH Corp.	181,341	19,369
	Virgin Media Inc.	372,863	18,259
	Tractor Supply Co.	158,507	16,505
*	PulteGroup Inc.	777,339	15,733
	PetSmart Inc.	241,809	15,016
*	LKQ Corp.	668,994	14,557
*	Charter Communications Inc. Class A	136,589	14,230
*	Lululemon Athletica Inc.	227,070	14,158
	Advance Auto Parts Inc.	165,121	13,647
	Polaris Industries Inc.	147,504	13,643
	Family Dollar Stores Inc.	220,858	13,042
*	TripAdvisor Inc.	247,896	13,020
	Scripps Networks Interactive Inc. Class A	194,998	12,546
	Signet Jewelers Ltd.	182,314	12,215
*	Sally Beauty Holdings Inc.	403,866	11,866
*	NVR Inc.	10,778	11,641
*	Fossil Inc.	114,804	11,090
*	Ulta Salon Cosmetics & Fragrance Inc.	136,313	11,065
*	MGM Resorts International	825,370	10,854
*	Panera Bread Co. Class A	63,867	10,553
	Dick's Sporting Goods Inc.	219,868	10,400
*	Urban Outfitters Inc.	262,711	10,177
*	Under Armour Inc. Class A	177,830	9,105
	Dunkin' Brands Group Inc.	237,605	8,763
*	Toll Brothers Inc.	221,494	7,584
	Lennar Corp. Class A	179,636	7,451
*	Goodyear Tire & Rubber Co.	551,302	6,952
*	Tempur-Pedic International Inc.	134,148	6,658
	Tupperware Brands Corp.	80,949	6,617
	Gentex Corp.	321,353	6,430
	Cablevision Systems Corp. Class A	423,405	6,334
	JC Penney Co. Inc.	370,117	5,592
*	Lamar Advertising Co. Class A	92,185	4,481
	Harman International Industries Inc.	99,240	4,429
	Interpublic Group of Cos. Inc.	339,897	4,429
*,^ Sears Holdings Corp.		83,878	4,191

*	Jarden Corp.	87,492	3,749
*	AutoNation Inc.	82,238	3,598
	Williams-Sonoma Inc.	69,551	3,583
	Burger King Worldwide Inc.	157,631	3,011
^	Weight Watchers International Inc.	62,661	2,639
*	Apollo Group Inc. Class A	147,406	2,563
*	Hyatt Hotels Corp. Class A	51,117	2,210
	Allison Transmission Holdings Inc.	82,324	1,977
			718,352
Consumer Staples (3.3%)
*	Constellation Brands Inc. Class A	357,772	17,044
*	Green Mountain Coffee Roasters Inc.	283,904	16,114
*	Monster Beverage Corp.	327,835	15,651
	Hormel Foods Corp.	325,449	13,447
	McCormick & Co. Inc.	175,769	12,928
	Church & Dwight Co. Inc.	157,258	10,164
	Hillshire Brands Co.	275,151	9,672
	Herbalife Ltd.	243,142	9,106
			104,126
Energy (10.0%)
	Pioneer Natural Resources Co.	297,945	37,020
	Cabot Oil & Gas Corp.	473,024	31,981
	Range Resources Corp.	365,913	29,654
*	FMC Technologies Inc.	534,831	29,089
	EQT Corp.	336,616	22,806
*	Concho Resources Inc.	223,597	21,785
	CONSOL Energy Inc.	512,391	17,242
	Oceaneering International Inc.	242,823	16,126
	Core Laboratories NV	105,066	14,491
*	Whiting Petroleum Corp.	264,782	13,462
	QEP Resources Inc.	400,943	12,766
	Diamond Offshore Drilling Inc.	156,376	10,877
*	Dresser-Rand Group Inc.	170,330	10,503
*	Cobalt International Energy Inc.	330,406	9,317
	SM Energy Co.	148,737	8,808
*	Kinder Morgan Management LLC	81,586	7,167
*	Ultra Petroleum Corp.	344,217	6,919
*	Rowan Cos. plc Class A	139,777	4,942
*,^ SandRidge Energy Inc.		827,932	4,363
*	Laredo Petroleum Holdings Inc.	86,691	1,586
			310,904
Financials (7.7%)
*	IntercontinentalExchange Inc.	163,672	26,690
	Moody's Corp.	451,561	24,077
*	CIT Group Inc.	429,239	18,663
*	Affiliated Managers Group Inc.	116,596	17,906
*	CBRE Group Inc. Class A	703,628	17,767
*	Arch Capital Group Ltd.	307,206	16,150
	Eaton Vance Corp.	258,385	10,808
	Taubman Centers Inc.	138,802	10,779
	American Campus Communities Inc.	235,494	10,677
*	Ocwen Financial Corp.	258,314	9,795
*	MSCI Inc. Class A	274,856	9,326
	SEI Investments Co.	311,345	8,982
	Brown & Brown Inc.	275,133	8,815
	Federal Realty Investment Trust	72,802	7,866

CBOE Holdings Inc.	196,485	7,258
Digital Realty Trust Inc.	97,047	6,494
Jones Lang LaSalle Inc.	64,473	6,409
Raymond James Financial Inc.	132,437	6,105
Hudson City Bancorp Inc.	534,964	4,622
Weingarten Realty Investors	129,753	4,094
LPL Financial Holdings Inc.	122,193	3,940
Erie Indemnity Co. Class A	31,787	2,401
		239,624
Health Care (14.7%)
* Cerner Corp.	328,111	31,089
AmerisourceBergen Corp. Class A	529,992	27,268
* Vertex Pharmaceuticals Inc.	488,048	26,833
* Mylan Inc.	917,223	26,544
* DaVita HealthCare Partners Inc.	222,004	26,327
Perrigo Co.	200,677	23,826
* Forest Laboratories Inc.	598,416	22,764
* Edwards Lifesciences Corp.	259,654	21,333
* Laboratory Corp. of America Holdings	212,847	19,199
* Waters Corp.	195,697	18,378
* Henry Schein Inc.	197,969	18,322
CR Bard Inc.	175,998	17,737
* Varian Medical Systems Inc.	246,221	17,728
* BioMarin Pharmaceutical Inc.	278,556	17,343
* Illumina Inc.	277,573	14,989
ResMed Inc.	322,006	14,928
* Mettler-Toledo International Inc.	68,974	14,707
* Onyx Pharmaceuticals Inc.	161,770	14,375
DENTSPLY International Inc.	319,493	13,553
Cooper Cos. Inc.	107,779	11,627
* IDEXX Laboratories Inc.	123,038	11,367
* Pharmacyclics Inc.	125,353	10,080
* Medivation Inc.	167,276	7,823
Patterson Cos. Inc.	198,405	7,547
Warner Chilcott plc Class A	479,225	6,494
Universal Health Services Inc. Class B	101,242	6,466
* Covance Inc.	80,123	5,955
* Bio-Rad Laboratories Inc. Class A	28,945	3,647
		458,249
Industrials (16.1%)
* Delta Air Lines Inc.	1,913,992	31,600
Roper Industries Inc.	221,431	28,190
Kansas City Southern	247,599	27,459
ADT Corp.	522,968	25,594
* United Continental Holdings Inc.	747,859	23,939
AMETEK Inc.	546,668	23,704
* Stericycle Inc.	193,261	20,520
* Verisk Analytics Inc. Class A	318,976	19,659
Textron Inc.	634,023	18,900
Flowserve Corp.	112,490	18,866
Pall Corp.	255,576	17,474
TransDigm Group Inc.	110,592	16,912
J.B. Hunt Transport Services Inc.	212,830	15,852
* B/E Aerospace Inc.	233,888	14,101
* Fortune Brands Home & Security Inc.	366,478	13,717
Nielsen Holdings NV	377,776	13,532

* IHS Inc. Class A	126,134	13,209
Donaldson Co. Inc.	318,213	11,516
Southwest Airlines Co.	830,427	11,194
Wabtec Corp.	107,764	11,004
Masco Corp.	526,536	10,662
* WABCO Holdings Inc.	142,203	10,038
* Owens Corning	252,657	9,962
Waste Connections Inc.	262,544	9,446
Joy Global Inc.	154,914	9,220
MSC Industrial Direct Co. Inc. Class A	106,314	9,120
* Sensata Technologies Holding NV	261,254	8,587
Nordson Corp.	129,852	8,564
Dun & Bradstreet Corp.	100,357	8,395
Gardner Denver Inc.	110,558	8,304
* Copart Inc.	237,863	8,154
Babcock & Wilcox Co.	241,171	6,852
Robert Half International Inc.	150,516	5,649
* Foster Wheeler AG	238,657	5,453
IDEX Corp.	93,062	4,971
		500,319
Information Technology (18.4%)
* LinkedIn Corp. Class A	196,169	34,538
Amphenol Corp. Class A	360,890	26,940
* Fiserv Inc.	300,441	26,388
* Equinix Inc.	109,434	23,672
* Micron Technology Inc.	2,290,152	22,856
Xilinx Inc.	586,992	22,405
* Teradata Corp.	380,466	22,261
* Red Hat Inc.	434,969	21,992
* Autodesk Inc.	510,460	21,051
Avago Technologies Ltd. Class A	552,214	19,836
* Alliance Data Systems Corp.	112,221	18,167
* Trimble Navigation Ltd.	568,068	17,019
* ANSYS Inc.	208,525	16,978
* VeriSign Inc.	349,318	16,516
* BMC Software Inc.	348,532	16,148
* F5 Networks Inc.	177,823	15,840
* Akamai Technologies Inc.	399,408	14,095
* Cree Inc.	248,664	13,604
* Rackspace Hosting Inc.	246,643	12,451
* Gartner Inc.	210,831	11,471
* Nuance Communications Inc.	562,521	11,352
* SanDisk Corp.	190,488	10,477
* Skyworks Solutions Inc.	437,366	9,635
Solera Holdings Inc.	154,939	9,038
NVIDIA Corp.	703,151	9,014
Global Payments Inc.	177,560	8,818
FLIR Systems Inc.	337,686	8,783
FactSet Research Systems Inc.	94,671	8,767
* LSI Corp.	1,245,494	8,444
* Informatica Corp.	242,856	8,371
IAC/InterActiveCorp	186,048	8,313
* MICROS Systems Inc.	180,579	8,218
* TIBCO Software Inc.	367,493	7,431
* Atmel Corp.	989,454	6,887
* Fortinet Inc.	288,101	6,822
* Synopsys Inc.	167,815	6,021

*	Lam Research Corp.		134,973	5,596
*	NetSuite Inc.		64,510	5,165
*	Riverbed Technology Inc.		342,912	5,113
*	VeriFone Systems Inc.		242,710	5,019
*	Electronic Arts Inc.		240,422	4,255
*	Vantiv Inc. Class A		158,743	3,769
*	Flextronics International Ltd.		522,476	3,532
	Dolby Laboratories Inc. Class A		103,171	3,462
*	ServiceNow Inc.		84,449	3,057
*	Palo Alto Networks Inc.		53,839	3,047
*	Freescale Semiconductor Ltd.		111,798	1,665
				574,299
Materials (5.2%)
	FMC Corp.		309,235	17,636
	Celanese Corp. Class A		359,063	15,817
	Ball Corp.		328,997	15,654
	Sigma-Aldrich Corp.		176,080	13,678
*	Crown Holdings Inc.		324,400	13,498
	Albemarle Corp.		200,897	12,560
*	WR Grace & Co.		160,979	12,477
	Valspar Corp.		194,138	12,085
	Royal Gold Inc.		144,880	10,291
	Vulcan Materials Co.		189,637	9,804
	CF Industries Holdings Inc.		49,559	9,434
	Rock Tenn Co. Class A		80,101	7,433
	Scotts Miracle-Gro Co. Class A		96,669	4,180
	Axiall Corp.		55,031	3,421
	Aptargroup Inc.		52,366	3,003
	Westlake Chemical Corp.		22,511	2,105
				163,076
Telecommunication Services (1.0%)
*	SBA Communications Corp. Class A		284,428	20,485
*	Level 3 Communications Inc.		343,470	6,969
*	MetroPCS Communications Inc.		348,298	3,796
				31,250
Utilities (0.6%)
	ITC Holdings Corp.		115,992	10,353
*	Calpine Corp.		340,558	7,016
				17,369
Total Common Stocks (Cost $2,523,936)				3,117,568
		Coupon
Temporary Cash Investment (0.3%)
Money Market Fund (0.3%)
[1,2] Vanguard Market Liquidity Fund (Cost
	$11,121)	0.147%	11,120,936	11,121

Total Investments (100.3%) (Cost $2,535,057)				3,128,689
Other Assets and Liabilities-Net (-0.3%)[2]				(10,273)
Net Assets (100%)				3,118,416

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $6,710,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 Includes $7,101,000 of collateral received for securities on loan.

Mid-Cap Growth Index Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At March 31, 2013, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At March 31, 2013, the cost of investment securities for tax purposes was $2,535,057,000. Net unrealized appreciation of investment securities for tax purposes was $593,632,000, consisting of unrealized gains of $690,911,000 on securities that had risen in value since their purchase and $97,279,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Mid-Cap Value Index Fund

Schedule of Investments
As of March 31, 2013

		Market
		Value
	Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (13.2%)
Mattel Inc.	783,981	34,331
Genuine Parts Co.	354,499	27,651
Whirlpool Corp.	177,958	21,081
Nordstrom Inc.	367,446	20,294
H&R Block Inc.	619,476	18,225
Newell Rubbermaid Inc.	657,062	17,149
D.R. Horton Inc.	674,847	16,399
Darden Restaurants Inc.	293,836	15,185
* Mohawk Industries Inc.	134,133	15,173
^ Autoliv Inc.	218,145	15,083
Best Buy Co. Inc.	653,801	14,482
* TRW Automotive Holdings Corp.	258,990	14,244
Expedia Inc.	223,149	13,391
Lear Corp.	221,447	12,151
Foot Locker Inc.	345,084	11,816
Hasbro Inc.	267,186	11,740
Gannett Co. Inc.	525,020	11,482
Leggett & Platt Inc.	322,859	10,906
Royal Caribbean Cruises Ltd.	323,957	10,762
International Game Technology	607,988	10,032
Virgin Media Inc.	203,990	9,989
Garmin Ltd.	267,276	8,831
Abercrombie & Fitch Co.	188,700	8,718
Interpublic Group of Cos. Inc.	640,698	8,348
GameStop Corp. Class A	276,241	7,726
American Eagle Outfitters Inc.	407,211	7,615
Lennar Corp. Class A	182,333	7,563
* Jarden Corp.	165,345	7,085
Williams-Sonoma Inc.	131,138	6,756
Washington Post Co. Class B	10,565	4,723
* Toll Brothers Inc.	121,172	4,149
Guess? Inc.	146,065	3,627
Tupperware Brands Corp.	44,314	3,622
* Lamar Advertising Co. Class A	50,455	2,453
Harman International Industries Inc.	54,369	2,426
* Hyatt Hotels Corp. Class A	51,946	2,246
* Apollo Group Inc. Class A	80,719	1,404
		418,858
Consumer Staples (7.7%)
Clorox Co.	283,255	25,076
JM Smucker Co.	250,075	24,797
Bunge Ltd.	333,856	24,649
Coca-Cola Enterprises Inc.	655,829	24,213
Dr Pepper Snapple Group Inc.	475,491	22,324
Beam Inc.	327,230	20,792
Molson Coors Brewing Co. Class B	341,279	16,699
Tyson Foods Inc. Class A	659,749	16,375
Safeway Inc.	547,457	14,425

Energizer Holdings Inc.	141,498	14,112
Ingredion Inc.	174,944	12,652
Church & Dwight Co. Inc.	159,626	10,317
* Smithfield Foods Inc.	324,497	8,593
McCormick & Co. Inc.	96,052	7,065
		242,089
Energy (6.5%)
HollyFrontier Corp.	440,923	22,686
Tesoro Corp.	320,918	18,790
* Denbury Resources Inc.	884,146	16,489
Cimarex Energy Co.	197,812	14,923
Helmerich & Payne Inc.	241,554	14,662
* Plains Exploration & Production Co.	294,789	13,994
* Kinder Morgan Management LLC	153,842	13,515
Peabody Energy Corp.	613,181	12,969
Nabors Industries Ltd.	663,467	10,761
* Oil States International Inc.	125,499	10,237
* Superior Energy Services Inc.	360,299	9,357
Energen Corp.	164,900	8,576
Patterson-UTI Energy Inc.	341,308	8,137
* WPX Energy Inc.	455,174	7,292
* Newfield Exploration Co.	309,019	6,928
* McDermott International Inc.	538,929	5,923
* Cobalt International Energy Inc.	180,637	5,094
* Rowan Cos. plc Class A	141,969	5,020
		205,353
Financials (27.5%)
American Capital Agency Corp.	888,696	29,131
Host Hotels & Resorts Inc.	1,655,809	28,960
Regions Financial Corp.	3,228,245	26,439
Principal Financial Group Inc.	670,773	22,826
SLM Corp.	1,055,875	21,624
NYSE Euronext	555,196	21,453
KeyCorp	2,133,063	21,245
Kimco Realty Corp.	931,305	20,861
XL Group plc Class A	686,869	20,812
Lincoln National Corp.	628,344	20,490
Realty Income Corp.	443,131	20,096
Macerich Co.	312,140	20,096
Leucadia National Corp.	709,115	19,451
Plum Creek Timber Co. Inc.	369,152	19,270
SL Green Realty Corp.	206,518	17,783
Unum Group	628,632	17,759
Rayonier Inc.	281,482	16,796
Cincinnati Financial Corp.	353,100	16,663
Comerica Inc.	434,875	15,634
Willis Group Holdings plc	395,171	15,605
Everest Re Group Ltd.	118,232	15,354
Huntington Bancshares Inc.	1,954,536	14,444
New York Community Bancorp Inc.	1,003,227	14,396
UDR Inc.	571,505	13,825
Camden Property Trust	192,192	13,200
PartnerRe Ltd.	139,973	13,033
Torchmark Corp.	216,959	12,974
Essex Property Trust Inc.	83,475	12,570
Digital Realty Trust Inc.	183,264	12,262

Duke Realty Corp.	718,644	12,203
Arthur J Gallagher & Co.	284,219	11,741
WR Berkley Corp.	263,777	11,704
Fidelity National Financial Inc. Class A	463,347	11,690
* Alleghany Corp.	29,034	11,495
Senior Housing Properties Trust	426,250	11,436
* Genworth Financial Inc. Class A	1,123,682	11,237
Regency Centers Corp.	206,544	10,928
Liberty Property Trust	270,219	10,741
People's United Financial Inc.	794,227	10,674
* Markel Corp.	20,897	10,522
Zions Bancorporation	420,829	10,516
Axis Capital Holdings Ltd.	251,378	10,462
Alexandria Real Estate Equities Inc.	145,601	10,335
RenaissanceRe Holdings Ltd.	110,113	10,129
Reinsurance Group of America Inc. Class A	168,808	10,073
DDR Corp.	566,231	9,864
HCC Insurance Holdings Inc.	231,495	9,730
Ares Capital Corp.	522,100	9,450
NASDAQ OMX Group Inc.	282,700	9,131
Legg Mason Inc.	270,833	8,707
Hospitality Properties Trust	314,532	8,631
Assurant Inc.	179,862	8,096
First Republic Bank	209,595	8,095
Federal Realty Investment Trust	73,897	7,984
Cullen/Frost Bankers Inc.	126,418	7,905
Piedmont Office Realty Trust Inc. Class A	383,510	7,513
Chimera Investment Corp.	2,347,005	7,487
American Financial Group Inc.	154,620	7,326
Commerce Bancshares Inc.	178,717	7,297
White Mountains Insurance Group Ltd.	12,792	7,255
Validus Holdings Ltd.	183,878	6,871
Raymond James Financial Inc.	134,489	6,200
WP Carey Inc.	70,895	4,778
Hudson City Bancorp Inc.	543,130	4,693
Weingarten Realty Investors	131,748	4,157
BOK Financial Corp.	62,363	3,885
Jones Lang LaSalle Inc.	35,291	3,508
Erie Indemnity Co. Class A	32,328	2,442
		871,943
Health Care (5.1%)
* Actavis Inc.	291,929	26,890
* Life Technologies Corp.	393,152	25,409
Quest Diagnostics Inc.	363,232	20,505
* CareFusion Corp.	507,067	17,742
Coventry Health Care Inc.	307,352	14,455
* Hologic Inc.	609,538	13,776
* Hospira Inc.	377,471	12,392
Omnicare Inc.	252,624	10,287
* Endo Health Solutions Inc.	260,676	8,018
Universal Health Services Inc. Class B	102,762	6,563
* Covance Inc.	43,809	3,256
* Bio-Rad Laboratories Inc. Class A	15,825	1,994
		161,287
Industrials (9.8%)
Pentair Ltd.	480,493	25,346

Rockwell Collins Inc.	304,325	19,209
* Hertz Global Holdings Inc.	819,332	18,238
L-3 Communications Holdings Inc.	214,920	17,391
* Jacobs Engineering Group Inc.	297,181	16,713
Equifax Inc.	273,306	15,740
* Quanta Services Inc.	504,550	14,420
Iron Mountain Inc.	324,891	11,797
Xylem Inc.	424,521	11,700
Hubbell Inc. Class B	119,179	11,574
AGCO Corp.	221,697	11,555
Southwest Airlines Co.	843,052	11,364
Cintas Corp.	256,891	11,337
Snap-on Inc.	133,109	11,008
KBR Inc.	337,186	10,817
Timken Co.	186,157	10,533
Manpower Inc.	179,309	10,170
Towers Watson & Co. Class A	145,157	10,062
Avery Dennison Corp.	227,597	9,803
SPX Corp.	116,089	9,166
URS Corp.	175,616	8,326
^ Pitney Bowes Inc.	458,668	6,816
Masco Corp.	287,847	5,829
Robert Half International Inc.	152,796	5,734
* Spirit Aerosystems Holdings Inc. Class A	273,438	5,193
IDEX Corp.	94,435	5,045
Joy Global Inc.	84,735	5,043
		309,929
Information Technology (10.0%)
Seagate Technology plc	776,273	28,381
Western Digital Corp.	500,965	25,189
Maxim Integrated Products Inc.	666,167	21,750
Fidelity National Information Services Inc.	535,927	21,233
Linear Technology Corp.	528,709	20,287
KLA-Tencor Corp.	380,517	20,068
* SanDisk Corp.	359,131	19,752
Computer Sciences Corp.	355,022	17,478
Microchip Technology Inc.	444,639	16,345
Harris Corp.	259,500	12,025
* Avnet Inc.	313,629	11,353
Marvell Technology Group Ltd.	1,039,043	10,993
* Lam Research Corp.	254,518	10,552
* Arrow Electronics Inc.	242,088	9,834
NVIDIA Corp.	713,822	9,151
Total System Services Inc.	362,894	8,992
* ON Semiconductor Corp.	1,024,277	8,481
SAIC Inc.	624,835	8,467
* Electronic Arts Inc.	453,195	8,022
Jabil Circuit Inc.	422,771	7,813
* Flextronics International Ltd.	984,987	6,658
* Synopsys Inc.	170,409	6,114
Molex Inc.	152,892	4,477
Molex Inc. Class A	167,711	4,045
		317,460
Materials (8.0%)
Eastman Chemical Co.	350,409	24,483
CF Industries Holdings Inc.	93,430	17,786

Airgas Inc.	151,726	15,045
MeadWestvaco Corp.	399,398	14,498
International Flavors & Fragrances Inc.	186,418	14,293
Ashland Inc.	180,180	13,387
Reliance Steel & Aluminum Co.	172,666	12,289
Rockwood Holdings Inc.	170,062	11,129
Martin Marietta Materials Inc.	104,915	10,703
Sealed Air Corp.	422,234	10,180
Bemis Co. Inc.	236,072	9,528
* Owens-Illinois Inc.	357,148	9,518
Huntsman Corp.	465,260	8,649
Sonoco Products Co.	230,222	8,056
Steel Dynamics Inc.	475,869	7,552
Rock Tenn Co. Class A	81,246	7,539
Sigma-Aldrich Corp.	96,227	7,475
Allegheny Technologies Inc.	232,953	7,387
Cliffs Natural Resources Inc.	346,168	6,581
Axiall Corp.	103,652	6,443
United States Steel Corp.	329,731	6,430
Domtar Corp.	80,861	6,276
Aptargroup Inc.	98,717	5,661
Vulcan Materials Co.	103,678	5,360
Walter Energy Inc.	142,864	4,072
Westlake Chemical Corp.	22,901	2,141
		252,461
Telecommunication Services (0.8%)
Windstream Corp.	1,343,740	10,683
Frontier Communications Corp.	2,281,137	9,079
* MetroPCS Communications Inc.	353,648	3,855
* United States Cellular Corp.	29,713	1,069
		24,686
Utilities (11.4%)
DTE Energy Co.	393,169	26,869
Wisconsin Energy Corp.	525,718	22,548
CenterPoint Energy Inc.	927,730	22,228
ONEOK Inc.	444,124	21,171
NiSource Inc.	707,703	20,764
NRG Energy Inc.	736,334	19,506
Ameren Corp.	554,343	19,413
AES Corp.	1,444,743	18,160
CMS Energy Corp.	605,927	16,930
American Water Works Co. Inc.	403,861	16,736
OGE Energy Corp.	225,619	15,789
SCANA Corp.	286,105	14,637
Pinnacle West Capital Corp.	250,641	14,510
Alliant Energy Corp.	253,631	12,727
AGL Resources Inc.	269,131	11,290
Pepco Holdings Inc.	524,273	11,219
NV Energy Inc.	537,880	10,774
Integrys Energy Group Inc.	178,940	10,407
MDU Resources Group Inc.	409,882	10,243
Aqua America Inc.	319,785	10,054
National Fuel Gas Co.	161,949	9,936
UGI Corp.	257,577	9,888
TECO Energy Inc.	470,173	8,379

* Calpine Corp.		345,756	7,123
			361,301
Total Common Stocks (Cost $2,636,782)			3,165,367
	Coupon
Temporary Cash Investment (0.4%)
Money Market Fund (0.4%)
[1,2] Vanguard Market Liquidity Fund (Cost
$13,892)	0.147%	13,891,985	13,892

Total Investments (100.4%) (Cost $2,650,674)			3,179,259
Other Assets and Liabilities-Net (-0.4%)[2]			(12,993)
Net Assets (100%)			3,166,266

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $6,150,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 Includes $6,370,000 of collateral received for securities on loan.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At March 31, 2013, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At March 31, 2013, the cost of investment securities for tax purposes was $2,650,674,000. Net unrealized appreciation of investment securities for tax purposes was $528,585,000, consisting of unrealized gains of $584,656,000 on securities that had risen in value since their purchase and $56,071,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Small-Cap Index Fund

Schedule of Investments
As of March 31, 2013

			Market
			Value
		Shares	($000)
Common Stocks (99.3%)[1]
Consumer Discretionary (14.8%)
	Polaris Industries Inc.	968,937	89,617
*	TripAdvisor Inc.	1,648,032	86,555
*	Toll Brothers Inc.	2,268,868	77,686
*	Sally Beauty Holdings Inc.	2,619,769	76,969
	Foot Locker Inc.	2,247,534	76,956
	Gannett Co. Inc.	3,421,554	74,829
	Leggett & Platt Inc.	2,127,805	71,877
*	Jarden Corp.	1,670,187	71,567
*	Panera Bread Co. Class A	420,335	69,456
*	Hanesbrands Inc.	1,466,251	66,802
	Dick's Sporting Goods Inc.	1,311,207	62,020
*	Under Armour Inc. Class A	1,181,194	60,477
	Tupperware Brands Corp.	724,204	59,196
*	Lamar Advertising Co. Class A	1,176,290	57,179
*	AMC Networks Inc. Class A	858,416	54,235
	GNC Holdings Inc. Class A	1,334,679	52,426
*	Madison Square Garden Co. Class A	890,515	51,294
^	GameStop Corp. Class A	1,806,461	50,527
	Service Corp. International	2,989,631	50,017
	Dunkin' Brands Group Inc.	1,346,552	49,661
*	Penn National Gaming Inc.	868,955	47,297
	American Eagle Outfitters Inc.	2,507,627	46,893
*	Goodyear Tire & Rubber Co.	3,656,435	46,108
	Brunswick Corp.	1,343,758	45,983
*	Carter's Inc.	796,251	45,601
	Cinemark Holdings Inc.	1,541,574	45,384
	Harman International Industries Inc.	1,012,745	45,199
*	Visteon Corp.	774,130	44,667
	Cablevision Systems Corp. Class A	2,980,856	44,594
	Domino's Pizza Inc.	841,235	43,273
*	Tempur-Pedic International Inc.	847,276	42,050
	Chico's FAS Inc.	2,481,072	41,682
	Washington Post Co. Class B	92,497	41,346
*	Cabela's Inc.	678,492	41,239
	Gentex Corp.	2,025,284	40,526
	Brinker International Inc.	1,055,313	39,733
	Dana Holding Corp.	2,204,213	39,301
	Six Flags Entertainment Corp.	524,640	38,026
	Sotheby's	1,012,557	37,880
*	Liberty Ventures Class A	500,594	37,835
*	Tenneco Inc.	903,321	35,510
*,^ Tesla Motors Inc.		933,063	35,354
^	Weight Watchers International Inc.	831,853	35,029
*	Ascena Retail Group Inc.	1,877,517	34,828
*	Fifth & Pacific Cos. Inc.	1,787,700	33,752
	Vail Resorts Inc.	534,739	33,325
*	Starz - Liberty Capital	1,496,219	33,141
	Dillard's Inc. Class A	419,299	32,936
	DSW Inc. Class A	496,698	31,689

	Pool Corp.	656,704	31,522
	Wolverine World Wide Inc.	708,611	31,441
	Aaron's Inc.	1,071,119	30,720
	Rent-A-Center Inc.	823,464	30,419
*	Big Lots Inc.	862,063	30,405
*	Bally Technologies Inc.	584,736	30,389
	HSN Inc.	533,163	29,249
	Cracker Barrel Old Country Store Inc.	353,749	28,601
	Ryland Group Inc.	677,039	28,178
	Cheesecake Factory Inc.	706,961	27,296
	KB Home	1,246,050	27,126
*,^ Deckers Outdoor Corp.		486,795	27,110
*	Lumber Liquidators Holdings Inc.	385,096	27,041
	Abercrombie & Fitch Co.	584,156	26,988
*,^ Pandora Media Inc.		1,899,631	26,899
	John Wiley & Sons Inc. Class A	679,250	26,464
	Pier 1 Imports Inc.	1,104,879	25,412
*	Iconix Brand Group Inc.	967,181	25,021
*	Life Time Fitness Inc.	578,715	24,757
	Thor Industries Inc.	671,181	24,693
*	Apollo Group Inc. Class A	1,418,256	24,663
*	Live Nation Entertainment Inc.	1,990,470	24,622
*,^ Coinstar Inc.		416,397	24,326
*	Buffalo Wild Wings Inc.	277,828	24,318
	Men's Wearhouse Inc.	721,265	24,105
*	Steven Madden Ltd.	557,914	24,068
*,^ Groupon Inc.		3,916,855	23,971
*	Lions Gate Entertainment Corp.	1,008,394	23,969
	DeVry Inc.	753,867	23,935
	Wendy's Co.	4,103,270	23,266
	Cooper Tire & Rubber Co.	895,485	22,978
*	Shutterfly Inc.	514,143	22,710
*	Meritage Homes Corp.	480,442	22,513
	Hillenbrand Inc.	887,070	22,425
*	Jack in the Box Inc.	648,304	22,425
	Guess? Inc.	889,533	22,087
	Morningstar Inc.	311,799	21,801
*	Hibbett Sports Inc.	384,137	21,615
*	Express Inc.	1,211,047	21,569
	MDC Holdings Inc.	581,621	21,316
*	Vitamin Shoppe Inc.	427,760	20,896
*	Genesco Inc.	341,449	20,518
*	HomeAway Inc.	623,460	20,262
	Penske Automotive Group Inc.	606,373	20,229
^	Buckle Inc.	430,398	20,078
*	ANN Inc.	685,632	19,897
^	Regal Entertainment Group Class A	1,180,453	19,678
	Meredith Corp.	510,936	19,548
*	WMS Industries Inc.	775,011	19,538
*	New York Times Co. Class A	1,983,806	19,441
	Group 1 Automotive Inc.	321,323	19,302
	Arbitron Inc.	398,544	18,680
*	Crocs Inc.	1,250,170	18,527
*	DreamWorks Animation SKG Inc. Class A	976,021	18,505
	Texas Roadhouse Inc. Class A	878,249	17,732
	Monro Muffler Brake Inc.	441,727	17,541
*	Helen of Troy Ltd.	449,597	17,247

	Bob Evans Farms Inc.	397,397	16,937
*,^ Saks Inc.		1,466,547	16,821
*	Office Depot Inc.	4,258,855	16,737
	DineEquity Inc.	243,056	16,720
*	Jos A Bank Clothiers Inc.	415,727	16,587
	Valassis Communications Inc.	554,496	16,563
*	Asbury Automotive Group Inc.	441,804	16,210
	Dorman Products Inc.	434,630	16,173
*	Grand Canyon Education Inc.	632,990	16,072
*	Aeropostale Inc.	1,169,079	15,899
*	Marriott Vacations Worldwide Corp.	367,080	15,751
*	Select Comfort Corp.	790,531	15,629
*	Papa John's International Inc.	251,331	15,537
	Lithia Motors Inc. Class A	325,253	15,443
*,^ Five Below Inc.		402,055	15,234
*	Standard Pacific Corp.	1,757,608	15,186
*	Hyatt Hotels Corp. Class A	348,339	15,059
	Sinclair Broadcast Group Inc. Class A	741,554	15,009
*	Children's Place Retail Stores Inc.	334,804	15,006
*,^ Francesca's Holdings Corp.		522,503	14,975
	Choice Hotels International Inc.	348,582	14,748
	Jones Group Inc.	1,148,775	14,612
^	Sturm Ruger & Co. Inc.	287,480	14,584
	Finish Line Inc. Class A	741,171	14,520
	OfficeMax Inc.	1,231,278	14,295
*	Krispy Kreme Doughnuts Inc.	972,850	14,048
	La-Z-Boy Inc.	742,172	14,005
*	SHFL Entertainment Inc.	837,236	13,873
	Churchill Downs Inc.	197,281	13,818
*	Tumi Holdings Inc.	657,405	13,766
	Belo Corp. Class A	1,397,456	13,737
	Matthews International Corp. Class A	391,947	13,675
*	Ascent Capital Group Inc. Class A	179,859	13,389
	National CineMedia Inc.	821,260	12,959
*	AFC Enterprises Inc.	356,662	12,958
*	American Axle & Manufacturing Holdings Inc.	948,642	12,949
	International Speedway Corp. Class A	394,213	12,883
*	Orient-Express Hotels Ltd. Class A	1,305,732	12,874
	Ethan Allen Interiors Inc.	387,192	12,746
*	Pinnacle Entertainment Inc.	870,933	12,733
	Sonic Automotive Inc. Class A	559,932	12,408
*	Skechers U.S.A. Inc. Class A	586,172	12,398
	Regis Corp.	675,335	12,284
	Ameristar Casinos Inc.	466,849	12,245
	Interval Leisure Group Inc.	552,743	12,017
*	BJ's Restaurants Inc.	357,568	11,900
	Stage Stores Inc.	450,638	11,662
	Drew Industries Inc.	317,538	11,530
	Oxford Industries Inc.	210,187	11,161
*	Conn's Inc.	305,962	10,984
*	Quiksilver Inc.	1,750,698	10,627
^	Columbia Sportswear Co.	177,566	10,277
	Stewart Enterprises Inc. Class A	1,099,813	10,217
	Scholastic Corp.	383,178	10,212
*	Sonic Corp.	785,082	10,112
	Cato Corp. Class A	410,171	9,902
*	rue21 inc	335,492	9,860

	Brown Shoe Co. Inc.	607,915	9,727
*	G-III Apparel Group Ltd.	239,125	9,591
*,^ Hovnanian Enterprises Inc. Class A		1,660,035	9,578
*	iRobot Corp.	372,697	9,563
	True Religion Apparel Inc.	363,872	9,501
*	Steiner Leisure Ltd.	194,581	9,410
*,^ K12 Inc.		385,837	9,303
*,^ Caesars Entertainment Corp.		560,955	8,897
	Movado Group Inc.	264,989	8,882
*,^ Smith & Wesson Holding Corp.		984,167	8,857
*	Pep Boys-Manny Moe & Jack	749,371	8,835
*,^ Barnes & Noble Inc.		536,031	8,818
*	American Public Education Inc.	251,222	8,765
	CEC Entertainment Inc.	253,026	8,287
*	Zumiez Inc.	349,299	7,999
^	Strayer Education Inc.	160,190	7,750
*,^ Vera Bradley Inc.		302,952	7,159
*	LeapFrog Enterprises Inc.	833,462	7,134
*,^ Boyd Gaming Corp.		838,761	6,937
*,^ Mattress Firm Holding Corp.		200,646	6,930
	Superior Industries International Inc.	365,606	6,829
*	Biglari Holdings Inc.	18,101	6,755
	Fred's Inc. Class A	493,503	6,751
	American Greetings Corp. Class A	406,374	6,543
*	Bloomin' Brands Inc.	359,754	6,429
*	Blue Nile Inc.	185,370	6,386
*	Modine Manufacturing Co.	701,509	6,384
*	Maidenform Brands Inc.	352,285	6,176
	Harte-Hanks Inc.	792,648	6,175
*	Scientific Games Corp. Class A	695,074	6,082
*	Ruby Tuesday Inc.	824,760	6,078
*	Capella Education Co.	165,614	5,157
^	RadioShack Corp.	1,476,699	4,962
*	Sears Hometown and Outlet Stores Inc.	119,799	4,834
*,^ ITT Educational Services Inc.		346,285	4,772
*	Bright Horizons Family Solutions Inc.	139,953	4,729
*	Clear Channel Outdoor Holdings Inc. Class A	595,040	4,457
*	Shutterstock Inc.	74,938	3,371
*	Tile Shop Holdings Inc.	159,311	3,347
	Speedway Motorsports Inc.	185,000	3,328
*	Fuel Systems Solutions Inc.	193,881	3,193
	JAKKS Pacific Inc.	293,665	3,081
*	Exide Technologies	1,112,495	3,004
*,^ Restoration Hardware Holdings Inc.		84,497	2,957
*,^ Bridgepoint Education Inc.		281,574	2,880
*	ReachLocal Inc.	148,508	2,222
*	hhgregg Inc.	198,216	2,190
*	Vitacost.com Inc.	297,773	2,153
*	Career Education Corp.	799,418	1,895
*	LifeLock Inc.	193,256	1,861
*	Federal-Mogul Corp.	294,955	1,779
	Systemax Inc.	160,903	1,593
*,^ Crown Media Holdings Inc. Class A		527,915	1,082
*,^ Digital Generation Inc.		164,498	1,058
*,^ Education Management Corp.		274,003	1,006
*	Kayak Software Corp.	23,819	952
			4,914,449

Consumer Staples (2.9%)
	Ingredion Inc.	1,038,365	75,094
	Hillshire Brands Co.	1,833,151	64,435
	Flowers Foods Inc.	1,751,060	57,680
*	Dean Foods Co.	2,632,855	47,734
	Nu Skin Enterprises Inc. Class A	781,508	34,543
*	United Natural Foods Inc.	697,608	34,322
*,^ Hain Celestial Group Inc.		553,403	33,802
*	TreeHouse Foods Inc.	512,482	33,388
	Casey's General Stores Inc.	570,959	33,287
*	Darling International Inc.	1,755,383	31,527
	Harris Teeter Supermarkets Inc.	662,806	28,308
*	Smithfield Foods Inc.	929,296	24,608
*	Fresh Market Inc.	575,002	24,593
	Lancaster Colony Corp.	305,598	23,531
	B&G Foods Inc.	749,484	22,852
	PriceSmart Inc.	270,366	21,042
*	Boston Beer Co. Inc. Class A	130,680	20,862
*	Rite Aid Corp.	10,761,362	20,447
*	Post Holdings Inc.	462,682	19,863
*	Prestige Brands Holdings Inc.	761,176	19,555
	Snyders-Lance Inc.	770,231	19,456
^	Universal Corp.	330,805	18,538
	Spectrum Brands Holdings Inc.	310,810	17,589
	J&J Snack Foods Corp.	224,373	17,252
^	SUPERVALU Inc.	3,188,038	16,068
	Sanderson Farms Inc.	291,563	15,925
*	Elizabeth Arden Inc.	376,488	15,154
	Vector Group Ltd.	938,954	15,136
	Fresh Del Monte Produce Inc.	559,741	15,102
	Andersons Inc.	264,820	14,173
*	Susser Holdings Corp.	253,846	12,974
	Seaboard Corp.	4,444	12,443
	WD-40 Co.	220,428	12,073
*	Dole Food Co. Inc.	795,406	8,670
	Cal-Maine Foods Inc.	192,839	8,207
^	Tootsie Roll Industries Inc.	272,179	8,141
*	Annie's Inc.	206,046	7,883
*	Boulder Brands Inc.	844,892	7,587
*	Pilgrim's Pride Corp.	769,657	7,073
	Weis Markets Inc.	160,655	6,539
	Inter Parfums Inc.	249,436	6,094
*,^ Diamond Foods Inc.		311,004	5,243
*	Chiquita Brands International Inc.	651,412	5,055
*,^ USANA Health Sciences Inc.		96,415	4,660
*	Revlon Inc. Class A	183,585	4,105
*	Central Garden and Pet Co. Class A	468,656	3,852
*,^ WhiteWave Foods Co.		170,637	2,913
	National Beverage Corp.	171,464	2,409
*	Central Garden and Pet Co.	152,797	1,317
			963,104
Energy (5.6%)
*	Cheniere Energy Inc.	3,239,249	90,699
*	Oil States International Inc.	818,356	66,753
*	Superior Energy Services Inc.	2,378,074	61,759
	Tesoro Corp.	1,024,715	59,997
*	Gulfport Energy Corp.	1,152,721	52,829

	Patterson-UTI Energy Inc.	2,173,935	51,827
*	WPX Energy Inc.	2,983,304	47,793
*	Dril-Quip Inc.	543,402	47,368
*	Oasis Petroleum Inc.	1,186,066	45,154
*	Atwood Oceanics Inc.	831,335	43,678
	World Fuel Services Corp.	1,022,661	40,620
*	McDermott International Inc.	3,516,679	38,648
	Tidewater Inc.	737,006	37,219
*	Kodiak Oil & Gas Corp.	3,955,835	35,959
*	Rosetta Resources Inc.	746,061	35,498
	Bristow Group Inc.	537,871	35,467
*,^ SandRidge Energy Inc.		6,628,821	34,934
	Targa Resources Corp.	506,216	34,402
*	Helix Energy Solutions Group Inc.	1,500,706	34,336
*	Unit Corp.	732,208	33,352
	Berry Petroleum Co. Class A	704,159	32,596
*	SemGroup Corp. Class A	624,961	32,323
	Lufkin Industries Inc.	477,766	31,719
	Energy XXI Bermuda Ltd.	1,124,926	30,621
	Western Refining Inc.	848,135	30,033
*	Alpha Natural Resources Inc.	3,285,591	26,975
	CARBO Ceramics Inc.	292,830	26,668
*	McMoRan Exploration Co.	1,578,109	25,802
*	PDC Energy Inc.	451,485	22,380
*	Hornbeck Offshore Services Inc.	476,357	22,132
*	Ultra Petroleum Corp.	1,081,760	21,743
*	Halcon Resources Corp.	2,738,845	21,336
	Delek US Holdings Inc.	534,871	21,106
*	Exterran Holdings Inc.	774,953	20,924
*	Geospace Technologies Corp.	191,654	20,683
	SEACOR Holdings Inc.	267,257	19,692
*	Key Energy Services Inc.	2,157,410	17,432
	Arch Coal Inc.	3,157,505	17,145
*	Cloud Peak Energy Inc.	912,692	17,140
*	Forum Energy Technologies Inc.	579,814	16,675
*	C&J Energy Services Inc.	723,009	16,557
*	Stone Energy Corp.	697,900	15,179
*	Bonanza Creek Energy Inc.	387,851	14,998
^	RPC Inc.	986,503	14,965
*	Hercules Offshore Inc.	1,896,437	14,072
	Gulfmark Offshore Inc.	357,623	13,933
*	Carrizo Oil & Gas Inc.	540,249	13,922
*	Bill Barrett Corp.	682,092	13,826
	CVR Energy Inc.	259,515	13,396
	PBF Energy Inc.	352,187	13,091
*	Northern Oil and Gas Inc.	898,210	12,916
*	Approach Resources Inc.	524,576	12,910
^	EXCO Resources Inc.	1,783,534	12,717
*,^ Clean Energy Fuels Corp.		923,785	12,009
*	ION Geophysical Corp.	1,744,836	11,882
*	Newpark Resources Inc.	1,280,127	11,880
*	EPL Oil & Gas Inc.	437,242	11,722
	Crosstex Energy Inc.	604,261	11,638
*	TETRA Technologies Inc.	1,107,733	11,365
*	Rex Energy Corp.	674,660	11,118
*	Comstock Resources Inc.	684,172	11,118
*	Laredo Petroleum Holdings Inc.	573,328	10,486

*	Forest Oil Corp.	1,772,988	9,326
*	Magnum Hunter Resources Corp.	2,284,072	9,159
*	Resolute Energy Corp.	784,777	9,033
*	Swift Energy Co.	607,412	8,996
*,^ Heckmann Corp.		2,067,827	8,871
	Contango Oil & Gas Co.	203,172	8,145
*,^ Sanchez Energy Corp.		398,444	7,937
*,^ Basic Energy Services Inc.		558,160	7,630
	Rentech Inc.	3,116,774	7,324
*	Pioneer Energy Services Corp.	875,086	7,220
*	Parker Drilling Co.	1,682,277	7,200
	W&T Offshore Inc.	503,021	7,143
*	Tesco Corp.	461,512	6,180
*,^ Goodrich Petroleum Corp.		382,262	5,982
*	Willbros Group Inc.	588,351	5,778
*	Matador Resources Co.	623,899	5,528
	Alon USA Energy Inc.	272,243	5,186
*	Diamondback Energy Inc.	191,642	5,144
*	Vantage Drilling Co.	2,621,316	4,587
*,^ Quicksilver Resources Inc.		1,794,783	4,038
*	Midstates Petroleum Co. Inc.	445,645	3,810
*	PetroQuest Energy Inc.	792,548	3,519
	Penn Virginia Corp.	817,155	3,301
*,^ Solazyme Inc.		406,969	3,178
*,^ BPZ Resources Inc.		1,383,484	3,141
*	Clayton Williams Energy Inc.	63,556	2,779
*	Harvest Natural Resources Inc.	557,330	1,956
			1,851,208
Financials (23.6%)
	Fidelity National Financial Inc. Class A	3,235,353	81,628
	Duke Realty Corp.	4,793,277	81,390
	Arthur J Gallagher & Co.	1,876,915	77,535
	Senior Housing Properties Trust	2,803,172	75,209
*	Genworth Financial Inc. Class A	7,340,967	73,410
	Regency Centers Corp.	1,348,029	71,324
	Liberty Property Trust	1,783,036	70,876
	American Campus Communities Inc.	1,560,738	70,764
	Taubman Centers Inc.	897,443	69,695
	Eaton Vance Corp.	1,641,283	68,655
	Apartment Investment & Management Co. Class A	2,174,541	66,671
	Two Harbors Investment Corp.	5,201,956	65,597
	DDR Corp.	3,757,962	65,464
*	Ocwen Financial Corp.	1,719,330	65,197
	HCC Insurance Holdings Inc.	1,500,205	63,054
	National Retail Properties Inc.	1,727,188	62,472
	Extra Space Storage Inc.	1,568,664	61,601
	BioMed Realty Trust Inc.	2,744,451	59,280
	Kilroy Realty Corp.	1,115,671	58,461
	Corrections Corp. of America	1,493,312	58,344
	RenaissanceRe Holdings Ltd.	625,809	57,568
	Hospitality Properties Trust	2,050,390	56,263
	Starwood Property Trust Inc.	2,018,441	56,032
	BRE Properties Inc.	1,146,861	55,829
^	WP Carey Inc.	816,537	55,035
	Brown & Brown Inc.	1,715,444	54,963
	CBL & Associates Properties Inc.	2,285,547	53,939
	Validus Holdings Ltd.	1,440,814	53,843

Assured Guaranty Ltd.	2,604,381	53,676
East West Bancorp Inc.	2,087,486	53,586
American Financial Group Inc.	1,128,762	53,481
Waddell & Reed Financial Inc. Class A	1,211,381	53,034
Cullen/Frost Bankers Inc.	825,256	51,603
* Signature Bank	653,441	51,465
Weingarten Realty Investors	1,630,160	51,432
Omega Healthcare Investors Inc.	1,684,923	51,154
Tanger Factory Outlet Centers	1,401,296	50,699
Douglas Emmett Inc.	2,016,400	50,269
MFA Financial Inc.	5,326,560	49,644
Piedmont Office Realty Trust Inc. Class A	2,497,714	48,930
Chimera Investment Corp.	15,303,571	48,818
Home Properties Inc.	768,220	48,721
CBOE Holdings Inc.	1,300,947	48,057
Highwoods Properties Inc.	1,200,858	47,518
* SVB Financial Group	667,252	47,335
* Alleghany Corp.	118,982	47,107
Commerce Bancshares Inc.	1,148,133	46,878
Old Republic International Corp.	3,673,162	46,686
First Niagara Financial Group Inc.	5,256,095	46,569
* E*TRADE Financial Corp.	4,272,799	45,762
Allied World Assurance Co. Holdings AG	489,188	45,358
Equity Lifestyle Properties Inc.	589,955	45,309
Mid-America Apartment Communities Inc.	631,079	43,582
Invesco Mortgage Capital Inc.	2,004,633	42,879
Newcastle Investment Corp.	3,772,396	42,138
Protective Life Corp.	1,164,650	41,694
ProAssurance Corp.	872,821	41,311
Hatteras Financial Corp.	1,474,184	40,437
* Popular Inc.	1,461,727	40,358
* Forest City Enterprises Inc. Class A	2,269,910	40,336
City National Corp.	682,636	40,214
Geo Group Inc.	1,063,089	39,993
* Howard Hughes Corp.	471,177	39,489
Hancock Holding Co.	1,264,848	39,109
First American Financial Corp.	1,523,355	38,952
RLJ Lodging Trust	1,703,575	38,773
First Horizon National Corp.	3,626,287	38,729
Post Properties Inc.	814,047	38,342
Associated Banc-Corp	2,522,007	38,309
Prosperity Bancshares Inc.	807,373	38,261
Aspen Insurance Holdings Ltd.	990,831	38,226
CommonWealth REIT	1,696,804	38,076
Healthcare Realty Trust Inc.	1,325,501	37,631
ARMOUR Residential REIT Inc.	5,573,809	36,397
EPR Properties	698,460	36,355
LaSalle Hotel Properties	1,425,302	36,174
Alterra Capital Holdings Ltd.	1,145,262	36,076
CNO Financial Group Inc.	3,137,762	35,927
White Mountains Insurance Group Ltd.	61,244	34,733
Fulton Financial Corp.	2,960,467	34,637
Susquehanna Bancshares Inc.	2,784,139	34,607
Bank of Hawaii Corp.	669,433	34,014
Mack-Cali Realty Corp.	1,180,429	33,772
Medical Properties Trust Inc.	2,098,784	33,665
^ Federated Investors Inc. Class B	1,402,093	33,188

Hanover Insurance Group Inc.	666,219	33,098
TCF Financial Corp.	2,198,172	32,885
Corporate Office Properties Trust	1,207,663	32,220
* Portfolio Recovery Associates Inc.	252,607	32,061
Brandywine Realty Trust	2,141,048	31,795
DCT Industrial Trust Inc.	4,183,284	30,956
* Stifel Financial Corp.	891,848	30,920
CYS Investments Inc.	2,606,885	30,605
^ Ryman Hospitality Properties	667,328	30,530
Retail Properties of America Inc.	1,992,489	29,489
^ Lexington Realty Trust	2,487,757	29,356
Sovran Self Storage Inc.	454,162	29,289
Webster Financial Corp.	1,207,228	29,287
Synovus Financial Corp.	10,551,317	29,227
Endurance Specialty Holdings Ltd.	609,421	29,136
* Sunstone Hotel Investors Inc.	2,365,649	29,121
Erie Indemnity Co. Class A	382,978	28,926
Valley National Bancorp	2,815,764	28,833
StanCorp Financial Group Inc.	662,559	28,331
CubeSmart	1,790,479	28,290
CapitalSource Inc.	2,940,437	28,287
Redwood Trust Inc.	1,216,135	28,190
Potlatch Corp.	601,527	27,586
Washington REIT	989,754	27,555
Washington Federal Inc.	1,566,660	27,417
NorthStar Realty Finance Corp.	2,885,789	27,357
DiamondRock Hospitality Co.	2,912,935	27,119
FirstMerit Corp.	1,633,711	27,005
Colonial Properties Trust	1,187,334	26,846
Radian Group Inc.	2,499,930	26,774
UMB Financial Corp.	543,911	26,690
Assurant Inc.	587,765	26,455
Primerica Inc.	798,931	26,189
American National Insurance Co.	300,255	26,083
First Industrial Realty Trust Inc.	1,522,212	26,076
Platinum Underwriters Holdings Ltd.	463,004	25,840
FNB Corp.	2,086,982	25,252
* MGIC Investment Corp.	5,038,670	24,941
Glimcher Realty Trust	2,134,413	24,759
EastGroup Properties Inc.	424,113	24,683
Financial Engines Inc.	680,597	24,651
Capitol Federal Financial Inc.	2,042,275	24,650
Sun Communities Inc.	497,636	24,548
* First Cash Financial Services Inc.	415,114	24,218
DuPont Fabros Technology Inc.	983,131	23,861
Pebblebrook Hotel Trust	915,321	23,606
BankUnited Inc.	919,828	23,566
* Texas Capital Bancshares Inc.	576,484	23,319
* Alexander & Baldwin Inc.	640,595	22,901
American Capital Mortgage Investment Corp.	880,013	22,748
Cash America International Inc.	430,064	22,565
* MBIA Inc.	2,156,609	22,148
Acadia Realty Trust	797,078	22,135
Umpqua Holdings Corp.	1,668,899	22,130
^ First Financial Bankshares Inc.	445,645	21,658
PS Business Parks Inc.	271,367	21,416
Janus Capital Group Inc.	2,273,466	21,371

	Kemper Corp.	654,128	21,331
	Equity One Inc.	886,230	21,243
	Cathay General Bancorp	1,055,653	21,240
	Bank of the Ozarks Inc.	475,074	21,070
	Government Properties Income Trust	814,515	20,957
	Iberiabank Corp.	418,678	20,942
	Colony Financial Inc.	941,916	20,911
	Old National Bancorp	1,510,557	20,770
*	Virtus Investment Partners Inc.	110,939	20,666
	PennyMac Mortgage Investment Trust	791,493	20,492
	RLI Corp.	285,130	20,487
*,^ St. Joe Co.		963,713	20,479
	National Health Investors Inc.	311,256	20,372
*	Strategic Hotels & Resorts Inc.	2,432,671	20,313
	Trustmark Corp.	800,917	20,031
	Greenhill & Co. Inc.	370,569	19,781
	MarketAxess Holdings Inc.	528,854	19,726
	BancorpSouth Inc.	1,197,641	19,522
	Wintrust Financial Corp.	523,719	19,399
	Glacier Bancorp Inc.	1,019,901	19,358
	Symetra Financial Corp.	1,422,601	19,077
	BOK Financial Corp.	305,544	19,035
*	Walter Investment Management Corp.	506,537	18,869
	Selective Insurance Group Inc.	784,462	18,835
	Home Loan Servicing Solutions Ltd.	804,372	18,766
	MB Financial Inc.	774,621	18,723
*	PHH Corp.	850,493	18,677
	PrivateBancorp Inc.	987,586	18,675
	National Penn Bancshares Inc.	1,735,567	18,553
	Capstead Mortgage Corp.	1,424,230	18,259
	Montpelier Re Holdings Ltd.	695,547	18,119
	EverBank Financial Corp.	1,174,214	18,083
^	United Bankshares Inc.	675,665	17,979
	Education Realty Trust Inc.	1,697,690	17,877
	Northwest Bancshares Inc.	1,396,651	17,724
	LTC Properties Inc.	432,955	17,634
	Westamerica Bancorporation	385,457	17,473
*	Altisource Portfolio Solutions SA	244,666	17,065
	American Realty Capital Properties Inc.	1,147,773	16,849
	Evercore Partners Inc. Class A	401,138	16,687
	Community Bank System Inc.	562,516	16,667
	International Bancshares Corp.	799,897	16,638
	Chesapeake Lodging Trust	724,337	16,616
	Franklin Street Properties Corp.	1,113,122	16,274
*,^ Zillow Inc. Class A		296,243	16,196
	American Assets Trust Inc.	501,955	16,068
	Hersha Hospitality Trust Class A	2,660,131	15,535
	Mercury General Corp.	408,525	15,495
	Pennsylvania REIT	797,119	15,456
*	Ezcorp Inc. Class A	725,367	15,450
	Argo Group International Holdings Ltd.	369,731	15,299
	Sabra Health Care REIT Inc.	525,463	15,244
*	Western Alliance Bancorp	1,094,807	15,152
	CVB Financial Corp.	1,328,747	14,975
	Ramco-Gershenson Properties Trust	888,301	14,923
	BBCN Bancorp Inc.	1,116,649	14,583
*	WisdomTree Investments Inc.	1,401,942	14,580

*,^ First BanCorp		2,305,726	14,365
*	Enstar Group Ltd.	113,693	14,131
	Cousins Properties Inc.	1,321,520	14,127
	First Midwest Bancorp Inc.	1,063,604	14,125
	First Citizens BancShares Inc. Class A	76,853	14,041
	Amtrust Financial Services Inc.	400,714	13,885
	First Financial Bancorp	863,909	13,866
	Investors Real Estate Trust	1,391,340	13,733
*	Citizens Republic Bancorp Inc.	602,708	13,591
	Anworth Mortgage Asset Corp.	2,132,156	13,497
	Hudson Pacific Properties Inc.	620,377	13,493
	NBT Bancorp Inc.	600,882	13,310
	PacWest Bancorp	454,906	13,242
	American Equity Investment Life Holding Co.	887,367	13,213
	STAG Industrial Inc.	618,343	13,152
	Columbia Banking System Inc.	590,764	12,985
	Home BancShares Inc.	336,203	12,665
*	National Financial Partners Corp.	563,393	12,637
	CreXus Investment Corp.	970,155	12,631
	Associated Estates Realty Corp.	674,344	12,570
	Investors Bancorp Inc.	665,458	12,497
*	TFS Financial Corp.	1,149,886	12,453
*,^ Nationstar Mortgage Holdings Inc.		336,364	12,412
*,^ iStar Financial Inc.		1,139,610	12,410
	Astoria Financial Corp.	1,256,117	12,385
	Nelnet Inc. Class A	366,087	12,374
	Horace Mann Educators Corp.	591,693	12,337
	Provident Financial Services Inc.	805,738	12,304
	SCBT Financial Corp.	240,020	12,097
^	Park National Corp.	172,451	12,035
	Spirit Realty Capital Inc.	632,283	12,013
	Kennedy-Wilson Holdings Inc.	761,031	11,804
	Inland Real Estate Corp.	1,142,905	11,532
	Retail Opportunity Investments Corp.	821,480	11,509
*	Pinnacle Financial Partners Inc.	491,625	11,484
	Ashford Hospitality Trust Inc.	912,720	11,281
	Parkway Properties Inc.	598,938	11,110
*	World Acceptance Corp.	129,168	11,092
	Sterling Financial Corp.	510,209	11,066
	Boston Private Financial Holdings Inc.	1,112,212	10,989
*	Credit Acceptance Corp.	89,134	10,887
	Tower Group International Ltd.	585,590	10,804
	First Potomac Realty Trust	724,538	10,745
	Employers Holdings Inc.	457,206	10,721
*	Forestar Group Inc.	489,534	10,701
	ViewPoint Financial Group Inc.	530,152	10,661
	Oriental Financial Group Inc.	680,101	10,548
*	Greenlight Capital Re Ltd. Class A	431,194	10,543
	First Commonwealth Financial Corp.	1,411,174	10,527
	Independent Bank Corp.	322,781	10,519
	Chemical Financial Corp.	388,227	10,241
	AG Mortgage Investment Trust Inc.	400,904	10,211
	Safety Insurance Group Inc.	205,748	10,113
	Interactive Brokers Group Inc.	673,971	10,049
	Alexander's Inc.	30,383	10,017
*	Hilltop Holdings Inc.	741,338	10,001
	WesBanco Inc.	413,314	9,899

	HFF Inc. Class A	495,601	9,877
*	FelCor Lodging Trust Inc.	1,659,074	9,872
*	Navigators Group Inc.	167,722	9,854
*	Encore Capital Group Inc.	327,172	9,848
*	Netspend Holdings Inc.	619,109	9,838
*	DFC Global Corp.	591,052	9,835
*	Central Pacific Financial Corp.	624,532	9,805
	Universal Health Realty Income Trust	169,636	9,790
^	Silver Bay Realty Trust Corp.	470,528	9,740
	Resource Capital Corp.	1,419,980	9,386
	Cohen & Steers Inc.	260,206	9,386
	Infinity Property & Casualty Corp.	164,979	9,272
	Banner Corp.	289,378	9,211
	Brookline Bancorp Inc.	997,498	9,117
	Berkshire Hills Bancorp Inc.	356,560	9,107
*	Knight Capital Group Inc. Class A	2,444,450	9,093
	Oritani Financial Corp.	575,991	8,922
	Healthcare Trust of America Inc. Class A	753,885	8,858
	City Holding Co.	220,104	8,758
*	Piper Jaffray Cos.	249,806	8,568
	Maiden Holdings Ltd.	755,626	8,002
	S&T Bancorp Inc.	422,045	7,825
	Getty Realty Corp.	373,983	7,558
	State Bank Financial Corp.	452,770	7,412
	Saul Centers Inc.	163,565	7,154
*	PICO Holdings Inc.	321,438	7,136
*	Tejon Ranch Co.	238,615	7,106
	Urstadt Biddle Properties Inc. Class A	324,578	7,063
	Select Income REIT	262,647	6,947
	BGC Partners Inc. Class A	1,656,615	6,892
	Tompkins Financial Corp.	160,571	6,789
	United Fire Group Inc.	265,054	6,751
*	ICG Group Inc.	523,457	6,533
	Dime Community Bancshares Inc.	427,115	6,133
*	Investment Technology Group Inc.	538,414	5,944
*,^ Green Dot Corp. Class A		354,311	5,921
	National Western Life Insurance Co. Class A	33,340	5,868
	FBL Financial Group Inc. Class A	144,102	5,600
	Rouse Properties Inc.	293,030	5,304
	Meadowbrook Insurance Group Inc.	701,262	4,944
*	Beneficial Mutual Bancorp Inc.	470,708	4,848
	FXCM Inc. Class A	330,421	4,520
*	NewStar Financial Inc.	330,213	4,369
*	Flagstar Bancorp Inc.	293,536	4,089
	Bancfirst Corp.	90,193	3,761
*	Walker & Dunlop Inc.	205,752	3,697
	State Auto Financial Corp.	209,178	3,644
	National Bank Holdings Corp. Class A	194,188	3,554
	GFI Group Inc.	1,054,071	3,521
	Northfield Bancorp Inc.	303,292	3,445
*	Kearny Financial Corp.	197,088	2,010
	OneBeacon Insurance Group Ltd. Class A	140,316	1,897
	GAMCO Investors Inc.	31,872	1,693
*	Capital Bank Financial Corp.	98,106	1,684
	Urstadt Biddle Properties Inc.	58,401	1,114
			7,866,219

Health Care (10.6%)
*	Onyx Pharmaceuticals Inc.	1,073,211	95,365
	Cooper Cos. Inc.	719,937	77,667
*	Tenet Healthcare Corp.	1,555,046	73,989
*	Pharmacyclics Inc.	841,065	67,630
*	MEDNAX Inc.	746,809	66,936
	Omnicare Inc.	1,559,663	63,509
*	Sirona Dental Systems Inc.	846,530	62,415
	Community Health Systems Inc.	1,304,269	61,809
*	Covance Inc.	821,025	61,019
*	BioMarin Pharmaceutical Inc.	939,262	58,478
	PerkinElmer Inc.	1,694,253	56,995
*	Seattle Genetics Inc.	1,524,971	54,152
	Teleflex Inc.	610,817	51,620
*	athenahealth Inc.	514,587	49,935
*	Medivation Inc.	1,059,081	49,533
*	Alkermes plc	1,985,201	47,069
*	Ariad Pharmaceuticals Inc.	2,601,533	47,062
*	Health Management Associates Inc. Class A	3,643,021	46,886
	Warner Chilcott plc Class A	3,362,064	45,556
*	Cubist Pharmaceuticals Inc.	967,749	45,310
*	Salix Pharmaceuticals Ltd.	866,043	44,324
*,^ Incyte Corp. Ltd.		1,796,085	42,046
*	Jazz Pharmaceuticals plc	735,034	41,096
*	Brookdale Senior Living Inc. Class A	1,463,006	40,789
*	United Therapeutics Corp.	635,991	38,713
*	Cepheid Inc.	995,531	38,198
*	WellCare Health Plans Inc.	644,370	37,348
*	Bio-Rad Laboratories Inc. Class A	294,855	37,152
*	Team Health Holdings Inc.	982,816	35,755
	Techne Corp.	521,418	35,378
*	HMS Holdings Corp.	1,297,913	35,238
	STERIS Corp.	827,755	34,443
*	Health Net Inc.	1,181,430	33,812
*	Allscripts Healthcare Solutions Inc.	2,431,350	33,042
*	Centene Corp.	741,809	32,669
*	Align Technology Inc.	973,862	32,634
*	PAREXEL International Corp.	822,392	32,493
*	LifePoint Hospitals Inc.	664,114	32,183
*	Thoratec Corp.	857,704	32,164
*	Haemonetics Corp.	768,901	32,032
*	Charles River Laboratories International Inc.	717,428	31,761
	Hill-Rom Holdings Inc.	898,374	31,641
	West Pharmaceutical Services Inc.	486,046	31,564
	Owens & Minor Inc.	942,341	30,683
*	Myriad Genetics Inc.	1,199,795	30,475
*	Alere Inc.	1,148,731	29,327
*	HealthSouth Corp.	1,109,111	29,247
*	VCA Antech Inc.	1,178,945	27,693
*	Medicines Co.	802,555	26,821
*,^ Arena Pharmaceuticals Inc.		3,239,051	26,593
*	Bruker Corp.	1,364,869	26,069
^	Questcor Pharmaceuticals Inc.	785,169	25,549
*	Endo Health Solutions Inc.	826,109	25,411
	Air Methods Corp.	520,095	25,089
*	Infinity Pharmaceuticals Inc.	505,542	24,504
*	ViroPharma Inc.	972,777	24,475

*	Isis Pharmaceuticals Inc.	1,442,950	24,444
*	Theravance Inc.	1,028,008	24,282
*	MWI Veterinary Supply Inc.	181,084	23,950
	Chemed Corp.	271,788	21,738
*	Ironwood Pharmaceuticals Inc. Class A	1,170,188	21,403
*	Medidata Solutions Inc.	368,321	21,355
*	ImmunoGen Inc.	1,255,967	20,171
*	Insulet Corp.	750,732	19,414
*	Acorda Therapeutics Inc.	601,476	19,265
*	Magellan Health Services Inc.	403,217	19,181
*	HeartWare International Inc.	216,190	19,118
*	Alnylam Pharmaceuticals Inc.	783,899	19,104
*	Nektar Therapeutics	1,719,400	18,913
*	Cyberonics Inc.	391,496	18,326
*,^ Globus Medical Inc.		1,226,628	18,007
*	Volcano Corp.	805,969	17,941
*	Neogen Corp.	337,556	16,733
*,^ Vivus Inc.		1,499,032	16,489
*	DexCom Inc.	983,925	16,451
*	Emeritus Corp.	581,670	16,165
*	Wright Medical Group Inc. Rights Exp. 12/31/2049	662,171	15,766
*	Acadia Healthcare Co. Inc.	523,787	15,394
*	MedAssets Inc.	797,330	15,349
*	Amsurg Corp. Class A	455,344	15,318
^	PDL BioPharma Inc.	2,088,027	15,263
*	Hanger Inc.	484,029	15,261
	Masimo Corp.	769,745	15,102
*	Impax Laboratories Inc.	969,430	14,968
*	Akorn Inc.	1,072,678	14,835
	Abaxis Inc.	313,345	14,827
*	ArthroCare Corp.	418,437	14,545
*,^ Sarepta Therapeutics Inc.		392,962	14,520
	Analogic Corp.	181,951	14,378
	CONMED Corp.	418,570	14,256
*	Endologix Inc.	879,306	14,201
*	NuVasive Inc.	656,724	13,995
*,^ Opko Health Inc.		1,809,935	13,810
	Meridian Bioscience Inc.	586,489	13,384
*	NPS Pharmaceuticals Inc.	1,292,597	13,172
*	Santarus Inc.	751,593	13,025
*	Auxilium Pharmaceuticals Inc.	743,509	12,848
*	Molina Healthcare Inc.	404,634	12,491
	Quality Systems Inc.	664,040	12,139
*	ICU Medical Inc.	194,479	11,465
*	Integra LifeSciences Holdings Corp.	292,845	11,424
*	Puma Biotechnology Inc.	341,765	11,411
*,^ Exelixis Inc.		2,464,258	11,385
*	IPC The Hospitalist Co. Inc.	250,276	11,132
*	InterMune Inc.	1,217,588	11,019
*	Conceptus Inc.	449,799	10,863
*	Greatbatch Inc.	354,409	10,586
*	Achillion Pharmaceuticals Inc.	1,197,118	10,463
*,^ Dendreon Corp.		2,203,477	10,422
*	Quidel Corp.	425,048	10,095
*	Orthofix International NV	275,359	9,877
*	Synageva BioPharma Corp.	177,885	9,769
*,^ Bio-Reference Labs Inc.		372,672	9,682

*	Exact Sciences Corp.	951,216	9,322
*	Luminex Corp.	559,585	9,244
	Ensign Group Inc.	274,803	9,178
	Cantel Medical Corp.	303,537	9,124
*	ABIOMED Inc.	486,922	9,091
*	NxStage Medical Inc.	793,477	8,950
*	Rigel Pharmaceuticals Inc.	1,292,183	8,774
*	Momenta Pharmaceuticals Inc.	653,136	8,713
	Select Medical Holdings Corp.	939,515	8,456
*	BioScrip Inc.	637,542	8,103
	Computer Programs & Systems Inc.	148,959	8,060
*	Optimer Pharmaceuticals Inc.	676,338	8,048
	Landauer Inc.	141,724	7,990
*	Kindred Healthcare Inc.	751,749	7,916
*	Halozyme Therapeutics Inc.	1,346,796	7,771
*	Lexicon Pharmaceuticals Inc.	3,427,431	7,472
*	Merit Medical Systems Inc.	602,594	7,388
*	Accretive Health Inc.	722,381	7,339
*	Merrimack Pharmaceuticals Inc.	1,195,521	7,293
*	ExamWorks Group Inc.	411,990	7,136
*,^ Sequenom Inc.		1,714,012	7,113
*	Vanguard Health Systems Inc.	462,943	6,884
*	HealthStream Inc.	293,845	6,741
*,^ MAKO Surgical Corp.		596,166	6,647
*	Vocera Communications Inc.	267,198	6,146
^	Spectrum Pharmaceuticals Inc.	804,240	6,000
*	Emergent Biosolutions Inc.	426,027	5,956
*,^ Synergy Pharmaceuticals Inc.		979,033	5,943
*	Healthways Inc.	478,273	5,859
*	Genomic Health Inc.	205,001	5,797
	National Healthcare Corp.	125,231	5,726
	Invacare Corp.	438,436	5,722
*,^ Cadence Pharmaceuticals Inc.		830,990	5,559
*	Idenix Pharmaceuticals Inc.	1,494,886	5,322
*	Tornier NV	278,971	5,259
*	Amedisys Inc.	435,980	4,848
*	Gentiva Health Services Inc.	437,122	4,730
	Universal American Corp.	567,034	4,723
*,^ Accuray Inc.		988,315	4,586
*	Corvel Corp.	88,356	4,373
*	LHC Group Inc.	182,984	3,932
*,^ Clovis Oncology Inc.		135,841	3,895
*	Sagent Pharmaceuticals Inc.	207,721	3,645
*,^ Greenway Medical Technologies		197,954	3,147
	Enzon Pharmaceuticals Inc.	561,043	2,132
*	Geron Corp.	923,580	988
*,^ Affymax Inc.		549,320	764
*	Forest Laboratories Inc. Contingent Value Rights Exp. 04/14/2018	297,875	283
			3,520,324
Industrials (16.0%)
*	B/E Aerospace Inc.	1,561,765	94,159
*	Fortune Brands Home & Security Inc.	2,447,590	91,613
*	United Rentals Inc.	1,386,213	76,200
	Snap-on Inc.	868,929	71,860
	Towers Watson & Co. Class A	1,023,983	70,982
	Wabtec Corp.	676,114	69,038
*	Genesee & Wyoming Inc. Class A	728,393	67,821

* Alaska Air Group Inc.	1,049,014	67,095
Lincoln Electric Holdings Inc.	1,236,925	67,017
IDEX Corp.	1,229,997	65,706
Carlisle Cos. Inc.	942,302	63,879
Waste Connections Inc.	1,747,166	62,863
MSC Industrial Direct Co. Inc. Class A	721,104	61,856
Triumph Group Inc.	746,604	58,608
* Kirby Corp.	760,418	58,400
* Copart Inc.	1,679,626	57,578
Valmont Industries Inc.	357,802	56,272
* Oshkosh Corp.	1,301,442	55,298
URS Corp.	1,144,123	54,243
* Terex Corp.	1,566,590	53,922
Nordson Corp.	816,746	53,864
Trinity Industries Inc.	1,178,695	53,430
Graco Inc.	906,400	52,598
Regal-Beloit Corp.	636,547	51,917
* Colfax Corp.	1,051,205	48,923
* AECOM Technology Corp.	1,483,371	48,655
Babcock & Wilcox Co.	1,704,567	48,427
* WESCO International Inc.	657,155	47,716
* Clean Harbors Inc.	808,883	46,988
Kennametal Inc.	1,180,956	46,105
Ryder System Inc.	766,711	45,811
^ Pitney Bowes Inc.	3,001,571	44,603
* Avis Budget Group Inc.	1,599,186	44,505
Acuity Brands Inc.	638,421	44,274
AO Smith Corp.	590,396	43,435
* Hexcel Corp.	1,496,854	43,424
Lennox International Inc.	674,259	42,809
* Teledyne Technologies Inc.	528,439	41,451
Manitowoc Co. Inc.	1,979,618	40,701
Crane Co.	726,130	40,562
* Middleby Corp.	266,214	40,504
EMCOR Group Inc.	948,764	40,218
Toro Co.	869,305	40,023
Landstar System Inc.	692,796	39,552
Huntington Ingalls Industries Inc.	739,114	39,417
* US Airways Group Inc.	2,307,267	39,154
ITT Corp.	1,376,173	39,125
CLARCOR Inc.	739,735	38,747
* Old Dominion Freight Line Inc.	962,943	36,784
Woodward Inc.	922,253	36,669
GATX Corp.	698,863	36,320
* USG Corp.	1,359,820	35,954
* Chart Industries Inc.	448,684	35,899
* Foster Wheeler AG	1,558,669	35,616
Alliant Techsystems Inc.	487,981	35,344
Belden Inc.	664,247	34,308
* Spirit Aerosystems Holdings Inc. Class A	1,782,512	33,850
Covanta Holding Corp.	1,668,648	33,623
Macquarie Infrastructure Co. LLC	600,608	32,457
* EnerSys Inc.	711,926	32,450
* MRC Global Inc.	984,366	32,415
^ RR Donnelley & Sons Co.	2,687,703	32,387
Watsco Inc.	379,174	31,919
* Esterline Technologies Corp.	414,488	31,377

	Deluxe Corp.	756,098	31,302
	Exelis Inc.	2,803,729	30,533
	Air Lease Corp.	1,037,882	30,431
	Actuant Corp. Class A	978,997	29,977
	Harsco Corp.	1,202,785	29,793
	Con-way Inc.	834,688	29,389
*	Tetra Tech Inc.	961,236	29,308
	Corporate Executive Board Co.	497,046	28,908
*	Navistar International Corp.	834,412	28,846
*	Moog Inc. Class A	617,052	28,279
*,^ Polypore International Inc.		695,481	27,944
*	Beacon Roofing Supply Inc.	721,631	27,898
	Gardner Denver Inc.	366,251	27,509
*	Advisory Board Co.	523,684	27,504
*	General Cable Corp.	740,301	27,117
*	DigitalGlobe Inc.	932,373	26,955
	TAL International Group Inc.	590,708	26,765
*	MasTec Inc.	912,529	26,600
	Applied Industrial Technologies Inc.	564,272	25,392
	Healthcare Services Group Inc.	967,240	24,790
*	JetBlue Airways Corp.	3,557,199	24,545
	Rollins Inc.	980,629	24,074
	HNI Corp.	669,611	23,764
	Generac Holdings Inc.	662,291	23,405
*	Spirit Airlines Inc.	919,681	23,323
	Mine Safety Appliances Co.	468,840	23,264
	Herman Miller Inc.	828,148	22,915
	Brady Corp. Class A	673,927	22,597
	United Stationers Inc.	572,847	22,141
*	Armstrong World Industries Inc.	396,003	22,133
*	FTI Consulting Inc.	578,260	21,777
	Curtiss-Wright Corp.	625,999	21,722
	UTi Worldwide Inc.	1,469,921	21,284
	Mueller Industries Inc.	398,395	21,230
*	Acacia Research Corp.	697,521	21,044
	Allegiant Travel Co. Class A	230,712	20,483
*	Hub Group Inc. Class A	524,247	20,163
	Brink's Co.	713,094	20,152
	Barnes Group Inc.	689,399	19,944
	Watts Water Technologies Inc. Class A	405,696	19,469
	UniFirst Corp.	213,352	19,308
	Franklin Electric Co. Inc.	562,303	18,876
	Simpson Manufacturing Co. Inc.	615,108	18,828
	KAR Auction Services Inc.	918,846	18,404
	Interface Inc. Class A	936,447	17,998
	Briggs & Stratton Corp.	718,276	17,813
*	Swift Transportation Co.	1,231,986	17,470
	AZZ Inc.	359,438	17,325
*	RBC Bearings Inc.	342,261	17,305
*	Mobile Mini Inc.	582,100	17,131
*	Trimas Corp.	518,264	16,828
*	On Assignment Inc.	664,070	16,808
	Steelcase Inc. Class A	1,139,710	16,788
	Granite Construction Inc.	519,170	16,530
	Raven Industries Inc.	487,825	16,396
	Forward Air Corp.	437,033	16,297
*	Atlas Air Worldwide Holdings Inc.	393,644	16,045

	Lindsay Corp.	181,648	16,018
	Titan International Inc.	757,814	15,975
	Werner Enterprises Inc.	655,547	15,825
*	EnPro Industries Inc.	308,125	15,767
	Matson Inc.	636,412	15,656
	ABM Industries Inc.	690,391	15,354
	ESCO Technologies Inc.	374,135	15,287
*	Orbital Sciences Corp.	892,257	14,892
	HEICO Corp.	326,638	14,179
	Kaman Corp.	396,121	14,050
	Mueller Water Products Inc. Class A	2,353,348	13,955
	Knight Transportation Inc.	840,799	13,537
*	II-VI Inc.	789,070	13,446
	Tennant Co.	275,781	13,392
*	Aegion Corp. Class A	578,285	13,387
	Aircastle Ltd.	965,415	13,207
	Textainer Group Holdings Ltd.	332,891	13,166
*,^ GrafTech International Ltd.		1,713,784	13,162
*	Huron Consulting Group Inc.	325,408	13,120
*	Korn/Ferry International	722,656	12,907
*	TrueBlue Inc.	606,482	12,821
	AMERCO	73,019	12,672
	G&K Services Inc. Class A	273,013	12,425
	Knoll Inc.	684,117	12,403
	Kaydon Corp.	479,207	12,258
	Albany International Corp.	419,367	12,120
*	Team Inc.	289,320	11,882
	SkyWest Inc.	733,665	11,775
	Apogee Enterprises Inc.	403,448	11,680
	HEICO Corp. Class A	336,347	11,540
*	Trex Co. Inc.	229,232	11,274
*	ACCO Brands Corp.	1,683,166	11,244
	Universal Forest Products Inc.	281,181	11,194
*	DXP Enterprises Inc.	149,546	11,171
	Cubic Corp.	259,241	11,075
	CIRCOR International Inc.	259,975	11,049
	Primoris Services Corp.	499,362	11,041
	McGrath RentCorp	353,617	10,997
*	Rexnord Corp.	506,550	10,754
*	Proto Labs Inc.	218,451	10,726
	Sauer-Danfoss Inc.	180,727	10,560
	Standex International Corp.	188,774	10,424
	Altra Holdings Inc.	381,522	10,385
*	Wabash National Corp.	1,021,148	10,375
	AAR Corp.	560,338	10,305
*	Tutor Perini Corp.	531,543	10,259
	Sun Hydraulics Corp.	311,294	10,120
*	Navigant Consulting Inc.	764,285	10,043
	Exponent Inc.	186,001	10,033
	Insperity Inc.	345,294	9,796
*	Blount International Inc.	732,040	9,795
	Encore Wire Corp.	277,580	9,721
*	Rush Enterprises Inc. Class A	399,649	9,640
	Astec Industries Inc.	272,021	9,502
	Heartland Express Inc.	692,521	9,238
*	InnerWorkings Inc.	600,567	9,093
*	Dycom Industries Inc.	461,784	9,093

	H&E Equipment Services Inc.	443,809	9,054
*	Nortek Inc.	124,541	8,887
	Quanex Building Products Corp.	547,090	8,808
*	Thermon Group Holdings Inc.	393,196	8,733
	John Bean Technologies Corp.	408,494	8,476
*	Greenbrier Cos. Inc.	363,941	8,265
	Griffon Corp.	682,024	8,130
^	Quad/Graphics Inc.	318,772	7,631
	AAON Inc.	273,306	7,540
	Kelly Services Inc. Class A	402,976	7,528
	Comfort Systems USA Inc.	524,899	7,396
	American Science & Engineering Inc.	121,158	7,389
	Resources Connection Inc.	578,627	7,349
*	CAI International Inc.	245,757	7,083
*	Meritor Inc.	1,445,280	6,836
	Kforce Inc.	414,334	6,783
	American Railcar Industries Inc.	143,687	6,716
	Gorman-Rupp Co.	218,031	6,552
*	Roadrunner Transportation Systems Inc.	280,835	6,459
^	National Presto Industries Inc.	76,534	6,161
*	Wesco Aircraft Holdings Inc.	414,793	6,106
*	Layne Christensen Co.	282,320	6,036
*	Mistras Group Inc.	230,160	5,572
*	RPX Corp.	377,654	5,329
*	EnergySolutions Inc.	1,286,589	4,825
*	Aerovironment Inc.	265,621	4,816
*	Consolidated Graphics Inc.	121,195	4,739
*	Air Transport Services Group Inc.	759,466	4,428
	Arkansas Best Corp.	364,944	4,263
*	Pendrell Corp.	2,145,197	3,561
*	Rush Enterprises Inc. Class B	131,294	2,705
*,^ Swisher Hygiene Inc.		1,682,384	2,170
*,^ Solarcity Corp.		108,422	2,047
	NL Industries Inc.	107,191	1,332
			5,316,009
Information Technology (14.6%)
*	FleetCor Technologies Inc.	907,425	69,572
*	Flextronics International Ltd.	9,779,817	66,112
*	NCR Corp.	2,383,010	65,676
	Solera Holdings Inc.	1,026,157	59,856
	Total System Services Inc.	2,362,526	58,543
	Global Payments Inc.	1,172,720	58,237
	Jack Henry & Associates Inc.	1,219,408	56,349
*	SolarWinds Inc.	949,197	56,098
*	Cadence Design Systems Inc.	3,986,743	55,535
	Genpact Ltd.	3,038,181	55,265
*	CommVault Systems Inc.	653,245	53,553
	IAC/InterActiveCorp	1,168,989	52,230
*	JDS Uniphase Corp.	3,503,157	46,837
*	Teradyne Inc.	2,837,083	46,017
*	Fortinet Inc.	1,927,399	45,641
*	PTC Inc.	1,786,791	45,545
*	Concur Technologies Inc.	663,265	45,540
*	WEX Inc.	576,958	45,291
	Broadridge Financial Solutions Inc.	1,816,039	45,110
*	Aspen Technology Inc.	1,392,576	44,966
*	Ingram Micro Inc.	2,242,333	44,129

*	CoStar Group Inc.	401,441	43,942
*	NeuStar Inc. Class A	936,728	43,586
*	Atmel Corp.	6,219,073	43,285
	AOL Inc.	1,092,859	42,064
*	Ultimate Software Group Inc.	390,188	40,642
*	Cymer Inc.	421,884	40,543
*	Aruba Networks Inc.	1,591,305	39,369
*	Brocade Communications Systems Inc.	6,716,286	38,753
	MAXIMUS Inc.	482,577	38,592
*,^ 3D Systems Corp.		1,167,542	37,642
*	Compuware Corp.	3,003,852	37,548
*	Verint Systems Inc.	1,023,116	37,395
	FEI Co.	574,782	37,102
*	CoreLogic Inc.	1,386,877	35,865
*	Zebra Technologies Corp.	758,960	35,770
*	Semtech Corp.	987,091	34,933
*	NetSuite Inc.	436,331	34,933
*	Riverbed Technology Inc.	2,315,434	34,523
*	Rovi Corp.	1,547,939	33,141
^	IPG Photonics Corp.	498,418	33,100
	DST Systems Inc.	462,372	32,953
*	Splunk Inc.	807,613	32,329
*	ValueClick Inc.	1,071,046	31,649
*	Microsemi Corp.	1,358,976	31,487
	Lender Processing Services Inc.	1,202,980	30,628
	Mentor Graphics Corp.	1,675,579	30,244
	InterDigital Inc.	613,667	29,352
	j2 Global Inc.	746,233	29,260
*	Polycom Inc.	2,635,967	29,207
*	ViaSat Inc.	597,092	28,923
*	ACI Worldwide Inc.	588,810	28,769
	Anixter International Inc.	409,011	28,598
	Diebold Inc.	942,775	28,585
*	Zynga Inc. Class A	8,459,887	28,425
*	QLIK Technologies Inc.	1,093,595	28,248
*	Cavium Inc.	724,431	28,115
	Plantronics Inc.	634,389	28,034
*	Arris Group Inc.	1,619,620	27,809
*	ON Semiconductor Corp.	3,345,778	27,703
*	Informatica Corp.	802,922	27,677
*	Tyler Technologies Inc.	445,304	27,279
*	Fairchild Semiconductor International Inc. Class A	1,893,590	26,775
*	Vishay Intertechnology Inc.	1,954,883	26,606
*	Guidewire Software Inc.	673,634	25,894
*	Itron Inc.	555,870	25,792
*	Sourcefire Inc.	434,654	25,745
	Cognex Corp.	609,664	25,697
*	Tech Data Corp.	562,368	25,650
*	Acme Packet Inc.	876,179	25,602
	Lexmark International Inc. Class A	942,275	24,876
*,^ First Solar Inc.		909,451	24,519
	Convergys Corp.	1,426,549	24,294
*	Hittite Microwave Corp.	399,442	24,190
	Fair Isaac Corp.	528,807	24,161
	Littelfuse Inc.	352,241	23,900
*	Silicon Laboratories Inc.	563,864	23,321
*	EchoStar Corp. Class A	598,436	23,321

^	Dolby Laboratories Inc. Class A	691,917	23,221
*	TiVo Inc.	1,874,057	23,220
*,^ Advanced Micro Devices Inc.		9,037,331	23,045
*	SS&C Technologies Holdings Inc.	768,670	23,045
*	Ciena Corp.	1,438,703	23,034
*	Vantiv Inc. Class A	953,817	22,644
*	Veeco Instruments Inc.	584,227	22,393
*	International Rectifier Corp.	1,029,726	21,779
*	Manhattan Associates Inc.	292,864	21,757
	Cypress Semiconductor Corp.	1,961,221	21,632
	MKS Instruments Inc.	785,780	21,373
*	Acxiom Corp.	1,047,046	21,360
*	RF Micro Devices Inc.	3,963,280	21,085
*	Cirrus Logic Inc.	912,906	20,769
*	PMC - Sierra Inc.	3,024,539	20,537
*	Entegris Inc.	2,069,384	20,404
	Blackbaud Inc.	681,125	20,182
*	Sapient Corp.	1,649,471	20,107
*	Advent Software Inc.	716,207	20,032
*	CACI International Inc. Class A	343,096	19,855
*	Synaptics Inc.	479,877	19,526
	Coherent Inc.	343,057	19,465
*	NETGEAR Inc.	573,956	19,233
*	Ixia	884,433	19,139
*	Dealertrack Technologies Inc.	641,835	18,857
*	Progress Software Corp.	819,469	18,667
*	Euronet Worldwide Inc.	702,839	18,513
*	Cardtronics Inc.	668,099	18,346
*	OpenTable Inc.	290,989	18,326
*	Cornerstone OnDemand Inc.	530,206	18,080
*,^ Fusion-io Inc.		1,081,837	17,710
	Power Integrations Inc.	407,810	17,703
*	OSI Systems Inc.	284,035	17,693
*	Take-Two Interactive Software Inc.	1,093,140	17,654
*	Electronics for Imaging Inc.	686,700	17,415
*,^ VistaPrint NV		449,128	17,363
*	Finisar Corp.	1,314,951	17,344
^	ADTRAN Inc.	879,124	17,275
	Heartland Payment Systems Inc.	523,167	17,249
*,^ Universal Display Corp.		584,300	17,173
	Syntel Inc.	249,705	16,860
*	VeriFone Systems Inc.	806,951	16,688
	NIC Inc.	868,315	16,637
	Intersil Corp. Class A	1,882,004	16,392
*	QLogic Corp.	1,355,485	15,724
*	WebMD Health Corp.	632,243	15,376
*	Ultratech Inc.	386,227	15,268
*	Bottomline Technologies de Inc.	533,370	15,206
*	Unisys Corp.	655,521	14,913
*	Benchmark Electronics Inc.	823,173	14,834
*	Integrated Device Technology Inc.	1,955,524	14,608
	Tessera Technologies Inc.	778,690	14,600
*	SYNNEX Corp.	388,883	14,389
*	ExactTarget Inc.	614,941	14,310
*	ExlService Holdings Inc.	432,569	14,223
*	MicroStrategy Inc. Class A	135,468	13,693
*	Insight Enterprises Inc.	663,645	13,684

*	MEMC Electronic Materials Inc.	3,095,620	13,621
	MTS Systems Corp.	234,028	13,609
*	Synchronoss Technologies Inc.	433,418	13,449
*	Sanmina Corp.	1,170,645	13,299
*	Kulicke & Soffa Industries Inc.	1,122,034	12,971
*	Netscout Systems Inc.	527,220	12,954
*	RealPage Inc.	621,191	12,865
	Monotype Imaging Holdings Inc.	531,652	12,627
*	Plexus Corp.	519,098	12,619
*	TriQuint Semiconductor Inc.	2,399,700	12,118
*,^ Angie's List Inc.		606,212	11,979
*	ScanSource Inc.	415,886	11,736
	Monolithic Power Systems Inc.	478,743	11,667
*,^ VirnetX Holding Corp.		608,335	11,662
*	Cabot Microelectronics Corp.	331,356	11,515
*	Rogers Corp.	240,882	11,471
*	Rofin-Sinar Technologies Inc.	419,637	11,368
*,^ Liquidity Services Inc.		377,404	11,250
*,^ Freescale Semiconductor Ltd.		749,706	11,163
*	OmniVision Technologies Inc.	806,121	11,108
*	FARO Technologies Inc.	253,314	10,991
*	Sonus Networks Inc.	4,187,916	10,847
	Badger Meter Inc.	202,102	10,816
*	Diodes Inc.	515,417	10,813
	Loral Space & Communications Inc.	174,494	10,798
*	Web.com Group Inc.	624,964	10,674
*	Infinera Corp.	1,508,415	10,559
*	LivePerson Inc.	747,644	10,153
*	ATMI Inc.	451,396	10,125
*	CSG Systems International Inc.	476,691	10,101
*	Harmonic Inc.	1,727,471	10,002
	Tellabs Inc.	4,762,066	9,953
*	BroadSoft Inc.	374,195	9,905
*	Jive Software Inc.	635,381	9,658
*	Imperva Inc.	250,033	9,626
	Brooks Automation Inc.	939,353	9,563
*	Interactive Intelligence Group Inc.	215,474	9,556
	ManTech International Corp. Class A	354,688	9,530
*	Lattice Semiconductor Corp.	1,715,016	9,347
*	Sykes Enterprises Inc.	585,305	9,341
*	Advanced Energy Industries Inc.	506,307	9,265
*	Newport Corp.	543,129	9,190
*	Comverse Inc.	325,708	9,133
	AVX Corp.	753,194	8,963
*	Spansion Inc. Class A	694,528	8,939
*	Intermec Inc.	897,639	8,824
*	Measurement Specialties Inc.	217,911	8,666
*	Blucora Inc.	546,349	8,457
*	Ellie Mae Inc.	349,492	8,405
*	Monster Worldwide Inc.	1,652,388	8,378
*	Rambus Inc.	1,491,041	8,365
*	Emulex Corp.	1,278,563	8,349
	EarthLink Inc.	1,529,058	8,287
*,^ RealD Inc.		629,093	8,178
*	Websense Inc.	543,122	8,147
*	comScore Inc.	477,981	8,021
^	Ebix Inc.	480,678	7,797

	United Online Inc.	1,290,718	7,783
*	Checkpoint Systems Inc.	576,024	7,523
*	Applied Micro Circuits Corp.	1,005,271	7,459
*	InvenSense Inc.	687,713	7,345
*	Power-One Inc.	1,732,329	7,189
*,^ SunPower Corp. Class A		622,313	7,181
*	Bankrate Inc.	598,071	7,141
	Pegasystems Inc.	253,835	7,128
	Park Electrochemical Corp.	277,980	7,044
*	Infoblox Inc.	323,813	7,027
	Forrester Research Inc.	215,669	6,826
*	LogMeIn Inc.	352,579	6,777
	Booz Allen Hamilton Holding Corp.	503,756	6,770
*	Silicon Graphics International Corp.	483,869	6,653
*	TeleTech Holdings Inc.	311,088	6,598
	EPIQ Systems Inc.	453,265	6,359
*	Digital River Inc.	447,268	6,324
*	Tangoe Inc.	506,409	6,274
*	FleetMatics Group plc	256,897	6,230
*	TTM Technologies Inc.	797,176	6,059
	Comtech Telecommunications Corp.	245,047	5,950
*	Constant Contact Inc.	455,903	5,918
	Micrel Inc.	560,643	5,892
*	Dice Holdings Inc.	565,703	5,731
*,^ Demandware Inc.		220,729	5,595
*,^ GT Advanced Technologies Inc.		1,698,717	5,589
*	Silicon Image Inc.	1,146,471	5,572
*	MoneyGram International Inc.	300,756	5,444
*	Super Micro Computer Inc.	472,134	5,330
	Black Box Corp.	242,052	5,279
*	Entropic Communications Inc.	1,245,932	5,071
*	Bazaarvoice Inc.	689,904	5,050
*	Volterra Semiconductor Corp.	352,786	5,010
*,^ Demand Media Inc.		576,769	4,978
*	IntraLinks Holdings Inc.	780,555	4,964
*	Ceva Inc.	316,389	4,936
*	Responsys Inc.	543,442	4,809
*	EPAM Systems Inc.	198,095	4,602
*	Calix Inc.	544,970	4,441
*	DTS Inc.	263,633	4,384
*	Quantum Corp.	3,393,591	4,344
*	Yelp Inc.	173,695	4,118
	Electro Scientific Industries Inc.	372,454	4,116
*	iGATE Corp.	215,854	4,060
*	Kemet Corp.	636,027	3,975
*	FormFactor Inc.	787,818	3,703
*,^ Higher One Holdings Inc.		415,874	3,697
*,^ Amkor Technology Inc.		903,400	3,614
*	Mercury Systems Inc.	453,934	3,345
*	Millennial Media Inc.	475,527	3,020
*	Avid Technology Inc.	460,205	2,885
*	Inphi Corp.	256,114	2,676
*	Active Network Inc.	633,825	2,656
*	QuinStreet Inc.	418,821	2,500
*	Aeroflex Holding Corp.	313,805	2,467
*	STEC Inc.	556,398	2,459
*,^ Travelzoo Inc.		114,057	2,437

*	RealNetworks Inc.	314,019	2,421
*,^ Ruckus Wireless Inc.		110,044	2,311
*	M/A-COM Technology Solutions Holdings Inc.	135,279	2,174
*	Multi-Fineline Electronix Inc.	124,136	1,915
	Ubiquiti Networks Inc.	131,153	1,799
*	Limelight Networks Inc.	720,707	1,485
*	Viasystems Group Inc.	60,615	790
*	KIT Digital Inc.	241	—
			4,850,032
Materials (6.5%)
	Rock Tenn Co. Class A	1,071,202	99,397
	Rockwood Holdings Inc.	1,177,405	77,049
	Valspar Corp.	1,206,478	75,103
	Packaging Corp. of America	1,464,035	65,691
	Royal Gold Inc.	911,889	64,771
	Axiall Corp.	1,040,330	64,667
	RPM International Inc.	1,973,111	62,311
	Bemis Co. Inc.	1,536,050	61,995
	Aptargroup Inc.	937,052	53,740
	Sonoco Products Co.	1,504,687	52,649
	Cytec Industries Inc.	668,203	49,500
	Steel Dynamics Inc.	3,117,079	49,468
*	Louisiana-Pacific Corp.	2,076,516	44,853
^	United States Steel Corp.	2,150,995	41,944
	Eagle Materials Inc.	625,550	41,680
	NewMarket Corp.	159,925	41,638
	Domtar Corp.	509,451	39,544
	Compass Minerals International Inc.	496,446	39,170
	Carpenter Technology Corp.	746,853	36,812
	PolyOne Corp.	1,408,934	34,392
*	Owens-Illinois Inc.	1,221,420	32,551
*	Chemtura Corp.	1,459,136	31,532
	Silgan Holdings Inc.	663,744	31,362
	Cabot Corp.	902,155	30,854
	Olin Corp.	1,195,688	30,155
	HB Fuller Co.	749,137	29,276
	Sensient Technologies Corp.	745,067	29,125
	Westlake Chemical Corp.	298,777	27,936
	Scotts Miracle-Gro Co. Class A	642,347	27,775
	Commercial Metals Co.	1,734,972	27,499
	Walter Energy Inc.	932,570	26,578
*	Coeur d'Alene Mines Corp.	1,348,113	25,425
	Worthington Industries Inc.	787,855	24,408
	Allegheny Technologies Inc.	760,120	24,103
	Minerals Technologies Inc.	522,810	21,702
*	Stillwater Mining Co.	1,667,445	21,560
*	Graphic Packaging Holding Co.	2,853,218	21,371
	Greif Inc. Class A	377,530	20,243
*,^ Texas Industries Inc.		314,549	19,851
*	Allied Nevada Gold Corp.	1,202,126	19,787
	Balchem Corp.	440,934	19,375
	Tronox Ltd. Class A	946,249	18,745
	Schweitzer-Mauduit International Inc.	468,695	18,153
	Innophos Holdings Inc.	325,477	17,758
	Kaiser Aluminum Corp.	272,976	17,648
*	Clearwater Paper Corp.	325,672	17,160
*	Resolute Forest Products	1,059,594	17,144

	Hecla Mining Co.	4,252,071	16,796
	Stepan Co.	262,457	16,561
	KapStone Paper and Packaging Corp.	594,336	16,523
	Buckeye Technologies Inc.	550,836	16,498
*	SunCoke Energy Inc.	992,385	16,206
	Intrepid Potash Inc.	844,981	15,852
	PH Glatfelter Co.	639,056	14,941
	Innospec Inc.	330,367	14,629
*	RTI International Metals Inc.	453,778	14,380
*	Calgon Carbon Corp.	764,500	13,837
	Globe Specialty Metals Inc.	953,898	13,278
	A Schulman Inc.	414,392	13,078
	Koppers Holdings Inc.	292,015	12,843
	Boise Inc.	1,346,280	11,659
*	Flotek Industries Inc.	709,484	11,600
*	OM Group Inc.	481,977	11,317
*	Kraton Performance Polymers Inc.	479,953	11,231
	Deltic Timber Corp.	160,730	11,045
	Quaker Chemical Corp.	185,021	10,920
	AMCOL International Corp.	357,302	10,787
	Tredegar Corp.	358,714	10,561
	American Vanguard Corp.	333,454	10,184
	Haynes International Inc.	184,038	10,177
*	LSB Industries Inc.	284,251	9,886
	Schnitzer Steel Industries Inc.	343,316	9,153
*,^ Molycorp Inc.		1,702,474	8,853
	Materion Corp.	307,493	8,764
*	Ferro Corp.	1,291,617	8,718
^	US Silica Holdings Inc.	353,755	8,342
*	Berry Plastics Group Inc.	420,314	8,007
*	Horsehead Holding Corp.	652,393	7,098
^	AK Steel Holding Corp.	1,923,057	6,365
*	Century Aluminum Co.	789,146	6,108
^	Gold Resource Corp.	468,404	6,103
^	Kronos Worldwide Inc.	343,351	5,373
	Metals USA Holdings Corp.	249,670	5,156
	Greif Inc. Class B	81,850	4,592
*,^ Paramount Gold and Silver Corp.		1,753,044	3,909
	FutureFuel Corp.	274,931	3,340
	Noranda Aluminum Holding Corp.	503,129	2,259
			2,162,379
Telecommunication Services (0.7%)
*	tw telecom inc Class A	2,265,382	57,065
*	Level 3 Communications Inc.	1,466,430	29,754
	Telephone & Data Systems Inc.	1,351,861	28,484
*	MetroPCS Communications Inc.	2,469,238	26,914
*	Clearwire Corp. Class A	6,710,114	21,741
	Cogent Communications Group Inc.	632,770	16,705
*,^ NII Holdings Inc.		2,431,370	10,528
	Consolidated Communications Holdings Inc.	567,124	9,953
*	Cincinnati Bell Inc.	3,010,686	9,815
*	Vonage Holdings Corp.	2,544,319	7,353
*	United States Cellular Corp.	188,858	6,799
	Atlantic Tele-Network Inc.	115,566	5,606
*	Iridium Communications Inc.	851,828	5,128

*,^ Leap Wireless International Inc.				821,138	4,836
					240,681
Utilities (4.0%)
	AGL Resources Inc.			1,757,712	73,736
	NV Energy Inc.			3,503,092	70,167
	ITC Holdings Corp.			779,517	69,580
	Aqua America Inc.			2,092,997	65,804
	UGI Corp.			1,687,788	64,794
	Questar Corp.			2,610,545	63,515
	Westar Energy Inc.			1,890,643	62,731
	Atmos Energy Corp.			1,347,547	57,527
	Great Plains Energy Inc.			2,288,839	53,078
	Vectren Corp.			1,224,378	43,367
	Hawaiian Electric Industries Inc.			1,558,963	43,199
	Cleco Corp.			907,614	42,685
*	Dynegy Inc.			1,599,034	38,361
	Piedmont Natural Gas Co. Inc.			1,140,490	37,499
	IDACORP Inc.			747,287	36,072
	Portland General Electric Co.			1,127,315	34,191
	WGL Holdings Inc.			770,871	33,995
	Southwest Gas Corp.			690,783	32,785
	Black Hills Corp.			658,594	29,004
	ALLETE Inc.			588,254	28,836
	UNS Energy Corp.			586,423	28,700
	UIL Holdings Corp.			717,200	28,394
	New Jersey Resources Corp.			622,485	27,918
	PNM Resources Inc.			1,186,895	27,643
	South Jersey Industries Inc.			472,858	26,286
	Avista Corp.			893,332	24,477
	NorthWestern Corp.			555,932	22,159
	El Paso Electric Co.			598,639	20,144
	MGE Energy Inc.			344,890	19,121
	Northwest Natural Gas Co.			401,978	17,615
	Otter Tail Corp.			538,021	16,754
	American States Water Co.			287,697	16,563
	CH Energy Group Inc.			222,417	14,544
	Empire District Electric Co.			632,381	14,165
	Laclede Group Inc.			319,738	13,653
	California Water Service Group			663,900	13,212
	Atlantic Power Corp.			1,776,502	8,758
	Ormat Technologies Inc.			269,338	5,562
					1,326,594
Total Common Stocks (Cost $26,337,916)					33,010,999
		Coupon
Temporary Cash Investments (2.1%)[1]
Money Market Fund (2.0%)
[2,3] Vanguard Market Liquidity Fund		0.147%		681,910,391	681,910

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
4	Fannie Mae Discount Notes	0.140%	4/1/13	1,000	1,000
5	Federal Home Loan Bank Discount Notes	0.090%	4/3/13	15,000	15,000

[5,6] Federal Home Loan Bank Discount Notes	0.100%	4/12/13	20,000	19,999
				35,999
Total Temporary Cash Investments (Cost $717,910)				717,909
Total Investments (101.4%) (Cost $27,055,826)				33,728,908
Other Assets and Liabilities-Net (-1.4%)[3]				(481,328)
Net Assets (100%)				33,247,580

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $451,438,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 1.4%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $476,611,000 of collateral received for securities on loan.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
6 Securities with a value of $8,902,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of March 31, 2013, based on the inputs used to value them:

Small-Cap Index Fund

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	33,010,716	—	283
Temporary Cash Investments	681,910	35,999	—
Futures Contracts—Assets[1]	743	—	—
Futures Contracts—Liabilities[1]	(20)	—	—
Total	33,693,349	35,999	283
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At March 31, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini Russell 2000 Index	June 2013	1,465	139,014	1,005
E-mini S&P Midcap 400 Index	June 2013	719	82,757	1,775

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At March 31, 2013, the cost of investment securities for tax purposes was $27,056,918,000. Net unrealized appreciation of investment securities for tax purposes was $6,671,990,000, consisting of unrealized gains of $7,939,628,000 on securities that had risen in value since their purchase and $1,267,638,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Small-Cap Growth Index Fund

Schedule of Investments
As of March 31, 2013

			Market
			Value
		Shares	($000)
Common Stocks (95.8%)[1]
Consumer Discretionary (17.3%)
	GNC Holdings Inc. Class A	1,193,511	46,881
*	Penn National Gaming Inc.	782,537	42,593
*	Madison Square Garden Co. Class A	708,771	40,825
*	AMC Networks Inc. Class A	646,051	40,818
	Brunswick Corp.	1,074,715	36,777
*	Hanesbrands Inc.	762,958	34,760
*	Carter's Inc.	602,486	34,504
	Chico's FAS Inc.	1,995,401	33,523
	Domino's Pizza Inc.	647,267	33,295
*	Cabela's Inc.	546,079	33,191
*	Liberty Ventures Class A	420,503	31,782
	Sotheby's	814,472	30,469
*	Ascena Retail Group Inc.	1,597,041	29,625
*	Tenneco Inc.	723,104	28,425
*,^ Tesla Motors Inc.		744,789	28,220
	Pool Corp.	561,655	26,959
	Vail Resorts Inc.	428,115	26,680
	Dillard's Inc. Class A	337,045	26,475
	Pier 1 Imports Inc.	1,146,040	26,359
*	Fifth & Pacific Cos. Inc.	1,358,722	25,653
*	Bally Technologies Inc.	491,488	25,543
	DSW Inc. Class A	399,913	25,514
*	Big Lots Inc.	713,693	25,172
	HSN Inc.	454,950	24,959
	Aaron's Inc.	865,269	24,816
	Cheesecake Factory Inc.	613,391	23,683
*	Deckers Outdoor Corp.	422,506	23,529
	Ryland Group Inc.	537,916	22,388
*,^ Groupon Inc.		3,525,084	21,574
*	Steven Madden Ltd.	495,921	21,394
*	Life Time Fitness Inc.	497,001	21,262
*	Live Nation Entertainment Inc.	1,717,881	21,250
*,^ Coinstar Inc.		361,537	21,121
*	Lions Gate Entertainment Corp.	868,532	20,645
	Thor Industries Inc.	540,684	19,892
	Morningstar Inc.	282,265	19,736
*	Buffalo Wild Wings Inc.	223,489	19,562
*	Lumber Liquidators Holdings Inc.	276,516	19,417
*	Shutterfly Inc.	411,189	18,162
	Penske Automotive Group Inc.	542,825	18,109
*	Starz - Liberty Capital	815,034	18,053
*	Hibbett Sports Inc.	315,760	17,768
*	Genesco Inc.	294,407	17,691
	Six Flags Entertainment Corp.	239,285	17,343
*	Jack in the Box Inc.	488,342	16,892
*	ANN Inc.	579,588	16,820
^	Buckle Inc.	345,752	16,129
*	Crocs Inc.	1,085,517	16,087
*	Vitamin Shoppe Inc.	325,290	15,890

*	Express Inc.	886,947	15,797
	Texas Roadhouse Inc. Class A	761,731	15,379
	Arbitron Inc.	314,188	14,726
	Monro Muffler Brake Inc.	354,225	14,066
*,^ Francesca's Holdings Corp.		484,772	13,894
*	Papa John's International Inc.	221,626	13,701
*	Office Depot Inc.	3,429,770	13,479
*	Jos A Bank Clothiers Inc.	335,835	13,400
*	Aeropostale Inc.	977,438	13,293
*	Standard Pacific Corp.	1,533,995	13,254
	Dorman Products Inc.	350,213	13,031
*	HomeAway Inc.	396,956	12,901
	DineEquity Inc.	187,274	12,883
*	Select Comfort Corp.	642,838	12,709
	KB Home	581,974	12,670
*	Asbury Automotive Group Inc.	339,598	12,460
*	Meritage Homes Corp.	262,941	12,321
	La-Z-Boy Inc.	628,831	11,866
*	Conn's Inc.	328,125	11,780
^	Sturm Ruger & Co. Inc.	230,435	11,690
*	Grand Canyon Education Inc.	460,178	11,684
*	Orient-Express Hotels Ltd. Class A	1,175,673	11,592
*	SHFL Entertainment Inc.	671,097	11,120
*	AFC Enterprises Inc.	289,021	10,500
	Interval Leisure Group Inc.	476,614	10,362
*	Pinnacle Entertainment Inc.	705,997	10,322
*	Tumi Holdings Inc.	492,643	10,316
	Ethan Allen Interiors Inc.	312,124	10,275
*	BJ's Restaurants Inc.	302,945	10,082
	Matthews International Corp. Class A	285,340	9,956
*,^ Pandora Media Inc.		699,652	9,907
*	Skechers U.S.A. Inc. Class A	467,720	9,892
*	Marriott Vacations Worldwide Corp.	227,327	9,755
	Stage Stores Inc.	371,417	9,612
^	Columbia Sportswear Co.	162,528	9,407
*	Krispy Kreme Doughnuts Inc.	623,054	8,997
*	Children's Place Retail Stores Inc.	183,674	8,232
*	G-III Apparel Group Ltd.	203,980	8,182
*	iRobot Corp.	315,135	8,086
*	Sonic Corp.	627,613	8,084
*,^ K12 Inc.		328,512	7,920
*	New York Times Co. Class A	796,967	7,810
	True Religion Apparel Inc.	294,311	7,684
*	American Axle & Manufacturing Holdings Inc.	555,640	7,584
*	American Public Education Inc.	216,960	7,570
*	Winnebago Industries Inc.	350,765	7,240
*	Smith & Wesson Holding Corp.	786,637	7,080
*	Ascent Capital Group Inc. Class A	94,567	7,040
*	Arctic Cat Inc.	157,914	6,901
*	Denny's Corp.	1,140,992	6,584
	Lithia Motors Inc. Class A	136,564	6,484
*	Zumiez Inc.	282,711	6,474
*	M/I Homes Inc.	253,302	6,193
*	LeapFrog Enterprises Inc.	704,815	6,033
*,^ Barnes & Noble Inc.		360,020	5,922
*	Gentherm Inc.	355,704	5,826
*,^ Vera Bradley Inc.		243,676	5,758

*	Mattress Firm Holding Corp.	162,783	5,623
*	rue21 inc	185,691	5,457
*	Scientific Games Corp. Class A	611,622	5,352
	Ameristar Casinos Inc.	197,707	5,186
	Choice Hotels International Inc.	122,238	5,172
*	Saks Inc.	449,541	5,156
*	Blue Nile Inc.	149,017	5,134
	Valassis Communications Inc.	167,508	5,003
*	Maidenform Brands Inc.	283,384	4,968
*	Capella Education Co.	149,872	4,667
*,^ Caesars Entertainment Corp.		293,632	4,657
*,^ Hovnanian Enterprises Inc. Class A		787,479	4,544
	Oxford Industries Inc.	84,951	4,511
	Hot Topic Inc.	314,950	4,372
*	Quiksilver Inc.	696,779	4,229
*	Red Robin Gourmet Burgers Inc.	82,403	3,758
*	Pep Boys-Manny Moe & Jack	316,648	3,733
	Movado Group Inc.	110,964	3,720
*,^ Boyd Gaming Corp.		440,007	3,639
*	Bravo Brio Restaurant Group Inc.	224,293	3,551
	CEC Entertainment Inc.	107,208	3,511
	Haverty Furniture Cos. Inc.	162,808	3,347
	Drew Industries Inc.	84,217	3,058
*	Beazer Homes USA Inc.	192,383	3,047
*	Modine Manufacturing Co.	330,410	3,007
*	Fuel Systems Solutions Inc.	180,113	2,966
*,^ ITT Educational Services Inc.		209,783	2,891
*	America's Car-Mart Inc.	53,445	2,498
	Strayer Education Inc.	49,972	2,418
*	Cavco Industries Inc.	48,273	2,296
*	Biglari Holdings Inc.	5,738	2,141
	Shoe Carnival Inc.	101,028	2,065
*	Vitacost.com Inc.	280,636	2,029
*	Wet Seal Inc. Class A	660,760	1,996
*	Libbey Inc.	97,742	1,889
*	Cumulus Media Inc. Class A	549,648	1,852
*	Unifi Inc.	96,963	1,852
*	Orbitz Worldwide Inc.	317,798	1,815
*	Clear Channel Outdoor Holdings Inc. Class A	240,479	1,801
*	Body Central Corp.	185,633	1,745
*	ReachLocal Inc.	103,428	1,547
*,^ Overstock.com Inc.		124,225	1,530
^	Blyth Inc.	81,679	1,418
*	Gordmans Stores Inc.	103,870	1,216
	NACCO Industries Inc. Class A	21,189	1,131
*	Kirkland's Inc.	96,940	1,111
*	Ignite Restaurant Group Inc.	75,021	1,101
*	Citi Trends Inc.	103,481	1,059
*	Career Education Corp.	416,892	988
*,^ Skullcandy Inc.		180,964	955
*,^ Zagg Inc.		119,630	871
	Destination Maternity Corp.	35,450	830
	Fisher Communications Inc.	15,431	606
*	Martha Stewart Living Omnimedia Class A	224,170	592
*	New York & Co. Inc.	112,069	458
*	Coldwater Creek Inc.	116,888	369
			1,982,419

Consumer Staples (3.3%)
*	Dean Foods Co.	2,221,418	40,274
*	United Natural Foods Inc.	587,919	28,926
*	Hain Celestial Group Inc.	469,345	28,668
*	TreeHouse Foods Inc.	434,881	28,332
	Nu Skin Enterprises Inc. Class A	632,911	27,975
	Casey's General Stores Inc.	460,490	26,846
*	Darling International Inc.	1,414,571	25,406
*	Fresh Market Inc.	462,445	19,779
	PriceSmart Inc.	236,111	18,376
*	Boston Beer Co. Inc. Class A	105,964	16,916
*	Rite Aid Corp.	8,110,500	15,410
	J&J Snack Foods Corp.	181,948	13,990
*	Elizabeth Arden Inc.	318,582	12,823
*	Susser Holdings Corp.	201,792	10,314
	Seaboard Corp.	3,344	9,363
*	Prestige Brands Holdings Inc.	303,460	7,796
*	Boulder Brands Inc.	711,931	6,393
*	Annie's Inc.	165,793	6,343
	Inter Parfums Inc.	202,445	4,946
	Sanderson Farms Inc.	81,950	4,476
*,^ USANA Health Sciences Inc.		86,686	4,189
*	Medifast Inc.	158,853	3,641
*	Revlon Inc. Class A	147,848	3,306
	Calavo Growers Inc.	90,998	2,619
*,^ Star Scientific Inc.		1,406,647	2,335
	National Beverage Corp.	139,347	1,958
	Nature's Sunshine Products Inc.	93,922	1,431
	Coca-Cola Bottling Co. Consolidated	23,253	1,403
*	Chefs' Warehouse Inc.	74,551	1,377
*	Chiquita Brands International Inc.	175,649	1,363
			376,974
Energy (6.3%)
*	Cheniere Energy Inc.	2,274,412	63,684
*	Gulfport Energy Corp.	915,414	41,953
*	Atwood Oceanics Inc.	707,121	37,152
*	Dril-Quip Inc.	412,814	35,985
*	Oasis Petroleum Inc.	897,594	34,171
*	Rosetta Resources Inc.	629,387	29,946
*	Kodiak Oil & Gas Corp.	3,169,658	28,812
	Lufkin Industries Inc.	404,255	26,839
	Berry Petroleum Co. Class A	566,893	26,241
*	SemGroup Corp. Class A	451,916	23,373
	CARBO Ceramics Inc.	249,772	22,747
	Energy XXI Bermuda Ltd.	810,469	22,061
*	McMoRan Exploration Co.	1,265,555	20,692
*	Hornbeck Offshore Services Inc.	404,262	18,782
*	PDC Energy Inc.	363,907	18,039
	World Fuel Services Corp.	433,335	17,212
*	Halcon Resources Corp.	2,085,353	16,245
*	Geospace Technologies Corp.	145,516	15,704
*	Gran Tierra Energy Inc.	2,405,026	14,142
*	Forum Energy Technologies Inc.	463,975	13,344
*	Carrizo Oil & Gas Inc.	456,782	11,771
*	Bill Barrett Corp.	579,419	11,745
*,^ Clean Energy Fuels Corp.		836,383	10,873
*	Northern Oil and Gas Inc.	726,876	10,452

*	Approach Resources Inc.	417,208	10,267
*	Rex Energy Corp.	538,612	8,876
	Targa Resources Corp.	125,016	8,496
	RPC Inc.	515,000	7,813
*,^ Heckmann Corp.		1,809,370	7,762
*	Magnum Hunter Resources Corp.	1,920,996	7,703
*	C&J Energy Services Inc.	329,548	7,547
	CVR Energy Inc.	135,669	7,003
	Enbridge Energy Management LLC	211,013	6,377
	Contango Oil & Gas Co.	156,220	6,263
	Rentech Inc.	2,639,821	6,204
*	Goodrich Petroleum Corp.	327,327	5,123
*	Cloud Peak Energy Inc.	256,638	4,820
*	ION Geophysical Corp.	522,634	3,559
*	Triangle Petroleum Corp.	530,512	3,501
*	Green Plains Renewable Energy Inc.	302,534	3,461
*	Matrix Service Co.	215,732	3,214
*	Clayton Williams Energy Inc.	72,944	3,190
*	PetroQuest Energy Inc.	694,394	3,083
*,^ Solazyme Inc.		363,315	2,838
*,^ Sanchez Energy Corp.		140,649	2,802
*,^ Quicksilver Resources Inc.		1,146,641	2,580
*,^ BPZ Resources Inc.		1,119,086	2,540
*	Resolute Energy Corp.	208,824	2,404
*	Vantage Drilling Co.	1,367,472	2,393
*	Matador Resources Co.	266,726	2,363
*	Abraxas Petroleum Corp.	807,092	1,864
*	Vaalco Energy Inc.	231,252	1,755
*	FX Energy Inc.	520,817	1,750
*	RigNet Inc.	55,259	1,378
	Alon USA Energy Inc.	71,476	1,362
*,^ Uranium Energy Corp.		546,890	1,203
*,^ Amyris Inc.		330,626	1,018
	Apco Oil and Gas International Inc.	81,430	1,010
*	TransAtlantic Petroleum Ltd.	893,014	889
*,^ KiOR Inc.		123,498	574
*	Diamondback Energy Inc.	21,000	564
*,^ Hyperdynamics Corp.		916,806	558
*,^ ZaZa Energy Corp.		298,891	541
*,^ James River Coal Co.		282,171	494
			719,107
Financials (7.9%)
	Corrections Corp. of America	1,202,492	46,981
	Waddell & Reed Financial Inc. Class A	1,024,039	44,832
*	Signature Bank	554,960	43,709
	Tanger Factory Outlet Centers	1,128,524	40,830
	First Horizon National Corp.	2,960,956	31,623
*	Forest City Enterprises Inc. Class A	1,451,349	25,791
*	Portfolio Recovery Associates Inc.	202,971	25,761
	Extra Space Storage Inc.	625,009	24,544
	Equity Lifestyle Properties Inc.	306,975	23,576
*	Sunstone Hotel Investors Inc.	1,909,516	23,506
*	Texas Capital Bancshares Inc.	482,577	19,520
*	First Cash Financial Services Inc.	326,818	19,067
	Apartment Investment & Management Co. Class A	612,621	18,783
	DuPont Fabros Technology Inc.	761,313	18,477
	PS Business Parks Inc.	233,239	18,407

*	Credit Acceptance Corp.	147,497	18,015
*	St. Joe Co.	832,389	17,688
	Financial Engines Inc.	477,465	17,294
	Greenhill & Co. Inc.	322,584	17,220
	MarketAxess Holdings Inc.	448,192	16,718
*	Virtus Investment Partners Inc.	75,343	14,035
	Ryman Hospitality Properties	299,857	13,718
*	Altisource Portfolio Solutions SA	196,308	13,693
	First Industrial Realty Trust Inc.	788,284	13,503
	EverBank Financial Corp.	866,358	13,342
*	SVB Financial Group	186,902	13,259
	American Assets Trust Inc.	401,634	12,856
*	TFS Financial Corp.	1,114,678	12,072
*,^ Zillow Inc. Class A		217,293	11,879
	BBCN Bancorp Inc.	891,298	11,640
	CubeSmart	735,917	11,628
*	WisdomTree Investments Inc.	1,052,979	10,951
	Radian Group Inc.	1,005,506	10,769
	Post Properties Inc.	228,073	10,742
	Investors Bancorp Inc.	538,328	10,110
*,^ Nationstar Mortgage Holdings Inc.		268,048	9,891
*	MGIC Investment Corp.	1,921,309	9,511
	Pebblebrook Hotel Trust	364,136	9,391
	Coresite Realty Corp.	254,051	8,887
	Home BancShares Inc.	218,794	8,242
	Employers Holdings Inc.	351,466	8,242
*	Strategic Hotels & Resorts Inc.	982,027	8,200
	Alexander's Inc.	24,547	8,093
	HFF Inc. Class A	399,712	7,966
	Hudson Pacific Properties Inc.	347,178	7,551
	Education Realty Trust Inc.	665,306	7,006
*	Hilltop Holdings Inc.	508,390	6,858
	Campus Crest Communities Inc.	475,972	6,616
*	World Acceptance Corp.	75,494	6,483
	Amtrust Financial Services Inc.	179,983	6,236
*	Netspend Holdings Inc.	376,052	5,975
*	Tejon Ranch Co.	193,124	5,751
*	ICG Group Inc.	444,705	5,550
*	FelCor Lodging Trust Inc.	922,495	5,489
	Cardinal Financial Corp.	283,089	5,147
	Evercore Partners Inc. Class A	107,681	4,480
*	Greenlight Capital Re Ltd. Class A	182,908	4,472
	Cousins Properties Inc.	393,529	4,207
*	Ezcorp Inc. Class A	193,255	4,116
*	Encore Capital Group Inc.	134,400	4,045
*	eHealth Inc.	225,765	4,037
*	Beneficial Mutual Bancorp Inc.	380,202	3,916
*	NewStar Financial Inc.	278,868	3,689
*	Citizens Inc. Class A	401,865	3,372
	Kennedy-Wilson Holdings Inc.	212,401	3,294
*	iStar Financial Inc.	298,515	3,251
*	DFC Global Corp.	173,135	2,881
	Duff & Phelps Corp. Class A	154,090	2,390
	Healthcare Trust of America Inc. Class A	180,198	2,117
	Stewart Information Services Corp.	76,988	1,961
*	Ladenburg Thalmann Financial Services Inc.	1,150,161	1,909
*	Taylor Capital Group Inc.	110,284	1,763

	GAMCO Investors Inc.	25,558	1,357
*,^ FNB United Corp.		102,728	1,003
	First Connecticut Bancorp Inc.	65,717	968
*	Safeguard Scientifics Inc.	53,984	853
	Pzena Investment Management Inc. Class A	108,061	702
	Oppenheimer Holdings Inc. Class A	27,507	536
*	Sun Bancorp Inc.	132,068	450
*	Doral Financial Corp.	276,112	195
*	Hampton Roads Bankshares Inc.	62,869	82
			905,670
Health Care (17.2%)
*	Tenet Healthcare Corp.	1,275,709	60,698
*	MEDNAX Inc.	597,572	53,560
*	Sirona Dental Systems Inc.	658,617	48,560
*	Seattle Genetics Inc.	1,207,724	42,886
*	athenahealth Inc.	432,638	41,983
*	Ariad Pharmaceuticals Inc.	2,186,278	39,550
*	Salix Pharmaceuticals Ltd.	706,018	36,134
*	Cubist Pharmaceuticals Inc.	767,346	35,927
*	Alkermes plc	1,494,144	35,426
*	United Therapeutics Corp.	547,728	33,340
*	Incyte Corp. Ltd.	1,415,499	33,137
*	Brookdale Senior Living Inc. Class A	1,177,627	32,832
*	Jazz Pharmaceuticals plc	553,171	30,928
*	Cepheid Inc.	793,990	30,465
*	WellCare Health Plans Inc.	518,216	30,036
*	Team Health Holdings Inc.	817,430	29,738
	Techne Corp.	420,745	28,548
*	HMS Holdings Corp.	1,038,314	28,190
*	PAREXEL International Corp.	704,753	27,845
*	Centene Corp.	620,038	27,306
	West Pharmaceutical Services Inc.	409,302	26,580
*	Thoratec Corp.	707,373	26,526
*	Align Technology Inc.	782,639	26,226
*	Haemonetics Corp.	616,674	25,691
*	Myriad Genetics Inc.	982,427	24,954
*	VCA Antech Inc.	1,001,580	23,527
*	HealthSouth Corp.	865,998	22,836
^	Questcor Pharmaceuticals Inc.	700,282	22,787
*	Theravance Inc.	932,408	22,023
*	Medicines Co.	643,388	21,502
*	Bruker Corp.	1,099,814	21,006
	Air Methods Corp.	418,429	20,185
*	ViroPharma Inc.	789,718	19,869
*	MWI Veterinary Supply Inc.	145,504	19,244
	Chemed Corp.	229,665	18,369
*	Medidata Solutions Inc.	293,386	17,011
*	Charles River Laboratories International Inc.	380,914	16,863
*	Ironwood Pharmaceuticals Inc. Class A	910,817	16,659
*	Insulet Corp.	628,014	16,240
*	Magellan Health Services Inc.	329,037	15,652
*	Cyberonics Inc.	331,793	15,531
*	Acorda Therapeutics Inc.	482,164	15,444
*	HeartWare International Inc.	172,832	15,284
*	Volcano Corp.	644,361	14,343
*,^ Arena Pharmaceuticals Inc.		1,695,053	13,916
*	DexCom Inc.	830,171	13,880

*,^ Opko Health Inc.		1,792,727	13,678
*	Neogen Corp.	270,086	13,388
*,^ Vivus Inc.		1,207,106	13,278
*	Emeritus Corp.	466,254	12,957
	Masimo Corp.	653,073	12,813
*,^ Isis Pharmaceuticals Inc.		747,102	12,656
*	Wright Medical Group Inc. Rights Exp. 12/31/2049	528,712	12,589
	Abaxis Inc.	263,671	12,477
*	Impax Laboratories Inc.	768,818	11,871
*	ArthroCare Corp.	333,474	11,592
	Meridian Bioscience Inc.	496,390	11,328
*	Molina Healthcare Inc.	363,789	11,230
*	Acadia Healthcare Co. Inc.	381,558	11,214
*	Santarus Inc.	643,516	11,152
*	Infinity Pharmaceuticals Inc.	229,445	11,121
*	Akorn Inc.	800,558	11,072
*	NPS Pharmaceuticals Inc.	1,037,233	10,569
*	ImmunoGen Inc.	657,171	10,554
*	Alnylam Pharmaceuticals Inc.	425,555	10,371
*	Auxilium Pharmaceuticals Inc.	591,880	10,228
*,^ Exelixis Inc.		2,199,633	10,162
*	Endologix Inc.	627,124	10,128
*	Nektar Therapeutics	898,318	9,881
*	Aegerion Pharmaceuticals Inc.	237,170	9,567
*	Integra LifeSciences Holdings Corp.	243,843	9,512
*	ICU Medical Inc.	154,319	9,097
	Hill-Rom Holdings Inc.	254,944	8,979
*	Capital Senior Living Corp.	338,502	8,947
*	IPC The Hospitalist Co. Inc.	199,973	8,895
*	Synageva BioPharma Corp.	160,027	8,789
*,^ Dendreon Corp.		1,856,511	8,781
*	Conceptus Inc.	360,380	8,703
*	InterMune Inc.	954,553	8,639
*	Quidel Corp.	358,208	8,507
	Cantel Medical Corp.	275,852	8,292
*	Orthofix International NV	228,086	8,181
*	ABIOMED Inc.	427,189	7,976
*,^ Bio-Reference Labs Inc.		299,304	7,776
*	Luminex Corp.	454,461	7,508
*	Exact Sciences Corp.	755,793	7,407
*	NxStage Medical Inc.	637,948	7,196
*	Momenta Pharmaceuticals Inc.	528,047	7,044
*	Neurocrine Biosciences Inc.	574,708	6,977
*	Rigel Pharmaceuticals Inc.	1,025,617	6,964
	Computer Programs & Systems Inc.	126,361	6,837
*	Halozyme Therapeutics Inc.	1,151,768	6,646
*	BioScrip Inc.	511,231	6,498
*	Optimer Pharmaceuticals Inc.	542,101	6,451
	Landauer Inc.	113,550	6,402
*	ExamWorks Group Inc.	368,526	6,383
*,^ MannKind Corp.		1,874,045	6,353
	Quality Systems Inc.	324,707	5,936
*	Merit Medical Systems Inc.	480,874	5,896
*	Merrimack Pharmaceuticals Inc.	958,017	5,844
*	Sangamo Biosciences Inc.	602,553	5,760
*,^ Sequenom Inc.		1,376,382	5,712
*	Genomic Health Inc.	200,939	5,683

*	NuVasive Inc.	261,642	5,576
*	HealthStream Inc.	236,428	5,424
^	Spectrum Pharmaceuticals Inc.	724,454	5,404
*	Orexigen Therapeutics Inc.	806,541	5,041
*	Achillion Pharmaceuticals Inc.	572,101	5,000
*	Healthways Inc.	403,482	4,943
*	Accretive Health Inc.	478,156	4,858
*	Cadence Pharmaceuticals Inc.	721,381	4,826
*	MAKO Surgical Corp.	415,341	4,631
*	Fluidigm Corp.	247,528	4,582
*	Dynavax Technologies Corp.	2,031,050	4,509
*	Greatbatch Inc.	142,547	4,258
*	Emergent Biosolutions Inc.	304,484	4,257
*	Antares Pharma Inc.	1,167,247	4,179
*	Corvel Corp.	81,504	4,034
*	Depomed Inc.	674,389	3,959
*	Lexicon Pharmaceuticals Inc.	1,801,551	3,927
*	Vocera Communications Inc.	168,762	3,882
*	Dyax Corp.	877,623	3,826
*,^ Accuray Inc.		814,360	3,779
*	AMN Healthcare Services Inc.	232,466	3,680
*	Omnicell Inc.	194,032	3,663
*	Affymetrix Inc.	762,136	3,597
*	OraSure Technologies Inc.	662,151	3,576
*	Ligand Pharmaceuticals Inc. Class B	132,658	3,535
*,^ Raptor Pharmaceutical Corp.		592,549	3,466
	Hi-Tech Pharmacal Co. Inc.	100,379	3,324
*	SurModics Inc.	116,607	3,178
*	Curis Inc.	957,682	3,141
*	Tornier NV	166,556	3,140
*,^ Navidea Biopharmaceuticals Inc.		1,123,356	3,044
*,^ Synergy Pharmaceuticals Inc.		479,161	2,909
*,^ Greenway Medical Technologies		174,560	2,775
*	Idenix Pharmaceuticals Inc.	767,299	2,732
*,^ Clovis Oncology Inc.		92,401	2,649
*	Trius Therapeutics Inc.	383,789	2,625
*	AVANIR Pharmaceuticals Inc.	955,521	2,618
*	AVEO Pharmaceuticals Inc.	353,714	2,600
*	NewLink Genetics Corp.	210,543	2,583
*,^ PhotoMedex Inc.		157,805	2,539
*	PROLOR Biotech Inc.	457,885	2,317
*	Threshold Pharmaceuticals Inc.	496,980	2,291
*	Endocyte Inc.	178,057	2,217
*	Obagi Medical Products Inc.	110,953	2,191
*,^ Osiris Therapeutics Inc.		199,352	2,073
*	Sagent Pharmaceuticals Inc.	118,037	2,072
*	AMAG Pharmaceuticals Inc.	86,410	2,061
*,^ Unilife Corp.		917,316	2,000
	US Physical Therapy Inc.	68,038	1,827
*	Novavax Inc.	736,923	1,680
*	Immunomedics Inc.	696,593	1,679
*,^ SIGA Technologies Inc.		464,325	1,662
	Atrion Corp.	8,611	1,653
*	Merge Healthcare Inc.	558,281	1,613
*	Palomar Medical Technologies Inc.	112,248	1,514
*,^ Protalix BioTherapeutics Inc.		272,650	1,497
*,^ ZIOPHARM Oncology Inc.		813,155	1,488

*	RTI Biologics Inc.	375,608	1,480
*	XenoPort Inc.	201,905	1,444
*	TESARO Inc.	65,539	1,439
*	Sciclone Pharmaceuticals Inc.	310,550	1,429
*	Arqule Inc.	542,453	1,405
*	GenMark Diagnostics Inc.	105,321	1,361
*	Natus Medical Inc.	100,423	1,350
*	Gentiva Health Services Inc.	114,791	1,242
*	Staar Surgical Co.	218,366	1,229
*	LHC Group Inc.	53,923	1,159
*	Pozen Inc.	207,788	1,095
*	Sunesis Pharmaceuticals Inc.	200,076	1,094
*	Exactech Inc.	48,989	1,014
*,^ Ampio Pharmaceuticals Inc.		206,869	945
*	Progenics Pharmaceuticals Inc.	174,526	941
*	Corcept Therapeutics Inc.	427,429	855
*	Geron Corp.	795,616	851
*,^ Biotime Inc.		220,398	842
*	Targacept Inc.	193,468	828
*,^ Supernus Pharmaceuticals Inc.		129,710	729
	Pain Therapeutics Inc.	188,203	646
*,^ Affymax Inc.		413,486	575
*,^ Savient Pharmaceuticals Inc.		538,253	431
*	Wright Medical Group Inc. Rights Exp. 12/31/2049	165,303	413
*	Forest Laboratories Inc. Contingent Value Rights Exp. 04/14/2018	132,154	126
			1,968,711
Industrials (17.5%)
*	Alaska Air Group Inc.	842,398	53,880
*	United Rentals Inc.	942,870	51,830
	Lincoln Electric Holdings Inc.	945,516	51,228
*	Genesee & Wyoming Inc. Class A	538,773	50,165
	Triumph Group Inc.	599,964	47,097
*	Kirby Corp.	604,369	46,416
	Valmont Industries Inc.	287,752	45,255
	Graco Inc.	727,471	42,215
*	Clean Harbors Inc.	678,131	39,393
*	Avis Budget Group Inc.	1,278,072	35,569
	AO Smith Corp.	475,687	34,996
*	Hexcel Corp.	1,198,734	34,775
*	Middleby Corp.	224,823	34,207
*	US Airways Group Inc.	1,952,113	33,127
	Toro Co.	705,998	32,504
	Landstar System Inc.	560,658	32,008
*	Colfax Corp.	677,015	31,508
	Manitowoc Co. Inc.	1,510,241	31,051
*	Old Dominion Freight Line Inc.	777,113	29,686
	Woodward Inc.	737,830	29,336
*	Chart Industries Inc.	359,677	28,778
	Covanta Holding Corp.	1,419,666	28,606
	Actuant Corp. Class A	831,514	25,461
	Con-way Inc.	672,745	23,687
	Corporate Executive Board Co.	403,249	23,453
*	Tetra Tech Inc.	765,524	23,341
*,^ Navistar International Corp.		667,272	23,068
*,^ Polypore International Inc.		559,932	22,498
*	Beacon Roofing Supply Inc.	565,778	21,873
*	Advisory Board Co.	416,102	21,854

* Moog Inc. Class A	471,617	21,614
* Teledyne Technologies Inc.	273,378	21,444
CLARCOR Inc.	391,795	20,522
Applied Industrial Technologies Inc.	454,316	20,444
* MasTec Inc.	684,337	19,948
Healthcare Services Group Inc.	768,461	19,696
Herman Miller Inc.	702,541	19,439
Rollins Inc.	790,621	19,410
* Acacia Research Corp.	597,907	18,039
UTi Worldwide Inc.	1,245,777	18,039
* Armstrong World Industries Inc.	318,363	17,793
Acuity Brands Inc.	254,697	17,663
Watsco Inc.	209,379	17,625
* Hub Group Inc. Class A	446,364	17,167
Allegiant Travel Co. Class A	185,015	16,426
UniFirst Corp.	180,986	16,379
Franklin Electric Co. Inc.	478,296	16,056
* Swift Transportation Co.	1,046,880	14,845
* MRC Global Inc.	427,278	14,070
Raven Industries Inc.	414,752	13,940
* Trimas Corp.	425,171	13,805
* Mobile Mini Inc.	467,319	13,753
* RBC Bearings Inc.	270,226	13,663
* On Assignment Inc.	534,078	13,517
Lindsay Corp.	152,913	13,484
KAR Auction Services Inc.	657,647	13,173
Air Lease Corp.	448,351	13,146
* DigitalGlobe Inc.	452,931	13,094
Forward Air Corp.	350,231	13,060
* JetBlue Airways Corp.	1,888,960	13,034
* EnPro Industries Inc.	249,037	12,743
HEICO Corp.	276,000	11,981
* USG Corp.	451,844	11,947
* Spirit Airlines Inc.	469,067	11,896
* Orbital Sciences Corp.	710,001	11,850
Knight Transportation Inc.	719,103	11,578
Mueller Water Products Inc. Class A	1,885,876	11,183
* Huron Consulting Group Inc.	276,331	11,142
* II-VI Inc.	642,898	10,955
* Aegion Corp. Class A	472,505	10,938
Knoll Inc.	576,082	10,444
Tennant Co.	201,385	9,779
* Team Inc.	227,946	9,362
HEICO Corp. Class A	261,529	8,973
Mueller Industries Inc.	168,273	8,967
* DXP Enterprises Inc.	119,006	8,890
* Proto Labs Inc.	176,053	8,644
Exponent Inc.	158,454	8,547
* Trex Co. Inc.	171,670	8,443
AMERCO	47,152	8,183
Astec Industries Inc.	232,824	8,133
Sun Hydraulics Corp.	249,772	8,120
* GenCorp Inc.	579,150	7,703
Primoris Services Corp.	339,488	7,506
* Blount International Inc.	560,274	7,496
Insperity Inc.	262,906	7,459
* Rexnord Corp.	343,666	7,296

	Interface Inc. Class A	377,344	7,253
	John Bean Technologies Corp.	347,812	7,217
*	InnerWorkings Inc.	444,889	6,736
*	Thermon Group Holdings Inc.	296,793	6,592
	American Science & Engineering Inc.	101,314	6,179
	AAON Inc.	221,174	6,102
*	Rush Enterprises Inc. Class A	243,227	5,867
	Kforce Inc.	353,265	5,783
	Barnes Group Inc.	193,282	5,592
	Sauer-Danfoss Inc.	94,619	5,529
	Celadon Group Inc.	259,757	5,418
	Heartland Express Inc.	401,674	5,358
	Gorman-Rupp Co.	176,739	5,311
	Resources Connection Inc.	414,832	5,268
*	Meritor Inc.	1,100,244	5,204
*	Korn/Ferry International	291,193	5,201
	AZZ Inc.	106,186	5,118
*	TrueBlue Inc.	241,744	5,110
*	MYR Group Inc.	206,095	5,062
*	Taser International Inc.	636,026	5,056
	Simpson Manufacturing Co. Inc.	162,429	4,972
*	Mistras Group Inc.	202,258	4,897
	Griffon Corp.	406,861	4,850
*	EnerNOC Inc.	276,819	4,808
*	Roadrunner Transportation Systems Inc.	206,830	4,757
	National Presto Industries Inc.	58,099	4,677
*	WageWorks Inc.	183,357	4,589
*	KEYW Holding Corp.	257,787	4,158
*	American Woodmark Corp.	121,832	4,146
*	Aerovironment Inc.	214,099	3,882
	Titan International Inc.	180,167	3,798
*	Echo Global Logistics Inc.	165,048	3,651
	Kaman Corp.	99,659	3,535
	SkyWest Inc.	215,076	3,452
*,^ XPO Logistics Inc.		200,926	3,384
*	Layne Christensen Co.	154,513	3,303
*	RPX Corp.	212,901	3,004
*	Titan Machinery Inc.	106,762	2,963
	Cubic Corp.	67,531	2,885
*	Dycom Industries Inc.	141,062	2,777
*,^ Capstone Turbine Corp.		2,939,108	2,645
*	Republic Airways Holdings Inc.	193,954	2,238
*	CAI International Inc.	73,152	2,108
*	Rush Enterprises Inc. Class B	92,222	1,900
*	Astronics Corp.	58,071	1,732
*	Orion Marine Group Inc.	161,789	1,608
*	Furmanite Corp.	237,112	1,586
*	Commercial Vehicle Group Inc.	175,954	1,372
*	Pendrell Corp.	814,866	1,353
*	Hawaiian Holdings Inc.	206,731	1,191
*	Quality Distribution Inc.	134,753	1,133
	Hyster-Yale Materials Handling Inc.	19,276	1,100
*	Standard Parking Corp.	52,055	1,078
*	Edgen Group Inc.	136,686	988
*	American Superconductor Corp.	249,199	663
*	ARC Document Solutions Inc.	162,274	484
*	Dolan Co.	195,886	468

*	Astronics Corp. Class B	15,230	455
*	Pacer International Inc.	86,444	435
*	PMFG Inc.	64,350	397
*,^ Genco Shipping & Trading Ltd.		135,668	391
*	Hill International Inc.	109,166	326
*	Patriot Transportation Holding Inc.	10,347	288
	Preformed Line Products Co.	1,322	92
			2,002,786
Information Technology (21.6%)
*	FleetCor Technologies Inc.	708,921	54,353
*	Cadence Design Systems Inc.	3,354,765	46,732
	Jack Henry & Associates Inc.	983,683	45,456
*	CommVault Systems Inc.	517,701	42,441
*	SolarWinds Inc.	713,560	42,171
*	Concur Technologies Inc.	561,688	38,565
	National Instruments Corp.	1,175,043	38,483
^	MercadoLibre Inc.	398,030	38,434
*	JDS Uniphase Corp.	2,802,990	37,476
*	NeuStar Inc. Class A	798,223	37,141
*	PTC Inc.	1,431,006	36,476
*	Aspen Technology Inc.	1,120,751	36,189
*	CoStar Group Inc.	321,968	35,243
*	WEX Inc.	441,396	34,650
*	Cymer Inc.	354,499	34,067
*	Aruba Networks Inc.	1,359,635	33,637
	MAXIMUS Inc.	409,439	32,743
*	Ultimate Software Group Inc.	310,777	32,371
*,^ 3D Systems Corp.		922,559	29,743
	DST Systems Inc.	406,722	28,987
*	Zebra Technologies Corp.	609,344	28,718
	FEI Co.	434,664	28,058
*	Semtech Corp.	788,506	27,905
^	IPG Photonics Corp.	399,192	26,510
*	ValueClick Inc.	857,930	25,352
*	CoreLogic Inc.	934,374	24,163
*	ViaSat Inc.	497,353	24,092
*	QLIK Technologies Inc.	925,959	23,918
	InterDigital Inc.	490,587	23,465
*	Cavium Inc.	598,948	23,245
*	ACI Worldwide Inc.	471,626	23,044
*	Verint Systems Inc.	628,378	22,967
	Anixter International Inc.	328,402	22,962
	Plantronics Inc.	508,569	22,474
*	Sourcefire Inc.	360,068	21,327
*	Splunk Inc.	523,695	20,964
*	Hittite Microwave Corp.	341,119	20,658
*	Tyler Technologies Inc.	327,923	20,089
*	Acme Packet Inc.	686,870	20,070
*	Silicon Laboratories Inc.	477,200	19,737
*	Ciena Corp.	1,205,068	19,293
	Fair Isaac Corp.	418,390	19,116
	Littelfuse Inc.	281,189	19,079
*	NCR Corp.	669,694	18,457
*	SS&C Technologies Holdings Inc.	615,193	18,443
*	Acxiom Corp.	902,365	18,408
*	Veeco Instruments Inc.	470,927	18,051
*	Manhattan Associates Inc.	240,796	17,889

*	Guidewire Software Inc.	464,018	17,837
*	RF Micro Devices Inc.	3,328,301	17,707
*	Cirrus Logic Inc.	776,748	17,671
*	Entegris Inc.	1,652,708	16,296
	Coherent Inc.	284,800	16,160
*	Synaptics Inc.	396,874	16,149
*	Sapient Corp.	1,323,239	16,130
	Blackbaud Inc.	543,417	16,101
*	Compuware Corp.	1,277,482	15,969
*	NETGEAR Inc.	457,588	15,334
*	Dealertrack Technologies Inc.	512,921	15,070
	Power Integrations Inc.	346,791	15,054
	Heartland Payment Systems Inc.	449,610	14,824
*,^ Universal Display Corp.		502,756	14,776
*	Finisar Corp.	1,114,741	14,703
*	WebMD Health Corp.	602,806	14,660
*	Euronet Worldwide Inc.	550,221	14,493
*	Electronics for Imaging Inc.	559,474	14,188
*	OSI Systems Inc.	226,935	14,136
	NIC Inc.	737,015	14,121
*	Cardtronics Inc.	505,167	13,872
*	OpenTable Inc.	217,483	13,697
	Syntel Inc.	201,163	13,583
*,^ VistaPrint NV		349,312	13,504
*	QLogic Corp.	1,110,911	12,887
*	Teradyne Inc.	789,609	12,807
*	Ultratech Inc.	323,798	12,800
*	Bottomline Technologies de Inc.	442,903	12,627
*	TiVo Inc.	972,819	12,053
*	Unisys Corp.	502,193	11,425
*	Ixia	523,449	11,327
*	Advent Software Inc.	395,929	11,074
	MTS Systems Corp.	187,960	10,930
*	MicroStrategy Inc. Class A	107,842	10,901
*	Synchronoss Technologies Inc.	350,492	10,876
	Monotype Imaging Holdings Inc.	441,209	10,479
*	Netscout Systems Inc.	426,397	10,477
	Cognex Corp.	244,882	10,322
*	Cornerstone OnDemand Inc.	301,523	10,282
*,^ Fusion-io Inc.		626,735	10,260
*	Plexus Corp.	420,699	10,227
*	TriQuint Semiconductor Inc.	1,969,381	9,945
*	Cabot Microelectronics Corp.	280,440	9,745
*	ExactTarget Inc.	407,896	9,492
*	ExlService Holdings Inc.	288,373	9,482
*,^ VirnetX Holding Corp.		491,606	9,424
*	Rogers Corp.	197,561	9,408
*	ScanSource Inc.	332,005	9,369
	Monolithic Power Systems Inc.	381,714	9,302
*	Diodes Inc.	442,532	9,284
*	RealPage Inc.	442,931	9,173
*	FARO Technologies Inc.	203,538	8,832
*	Microsemi Corp.	374,480	8,677
*,^ Liquidity Services Inc.		279,572	8,334
*	Polycom Inc.	743,181	8,234
*	Interactive Intelligence Group Inc.	185,498	8,227
*	LivePerson Inc.	602,330	8,180

*	Lattice Semiconductor Corp.	1,411,170	7,691
*	Sykes Enterprises Inc.	474,113	7,567
*	Comverse Inc.	263,441	7,387
*	Infoblox Inc.	334,574	7,260
^	Ebix Inc.	445,531	7,227
*	Blucora Inc.	460,985	7,136
	Loral Space & Communications Inc.	114,927	7,112
*	BroadSoft Inc.	265,413	7,025
*	Measurement Specialties Inc.	175,776	6,991
*	First Solar Inc.	256,227	6,908
*	Rambus Inc.	1,197,786	6,720
*	iGATE Corp.	354,691	6,672
*	Websense Inc.	436,697	6,550
*	Sonus Networks Inc.	2,522,233	6,533
*	comScore Inc.	381,073	6,394
	Micrel Inc.	607,597	6,386
*	Angie's List Inc.	311,790	6,161
*,^ RealD Inc.		467,258	6,074
*	Progress Software Corp.	266,652	6,074
*	Infinera Corp.	866,412	6,065
	MKS Instruments Inc.	222,869	6,062
	Forrester Research Inc.	188,441	5,964
*	Cray Inc.	255,801	5,937
*	Ellie Mae Inc.	242,243	5,826
*	Applied Micro Circuits Corp.	776,972	5,765
	Pegasystems Inc.	205,049	5,758
*	Dice Holdings Inc.	535,874	5,428
*	Silicon Graphics International Corp.	384,637	5,289
*	LogMeIn Inc.	253,003	4,863
*	Silicon Image Inc.	989,169	4,807
*	Move Inc.	400,949	4,791
*	Constant Contact Inc.	366,077	4,752
*,^ GT Advanced Technologies Inc.		1,425,168	4,689
*	Magnachip Semiconductor Corp.	263,396	4,559
*	Integrated Device Technology Inc.	603,789	4,510
	Badger Meter Inc.	81,728	4,374
*	Volterra Semiconductor Corp.	306,013	4,345
*	Internap Network Services Corp.	454,954	4,254
*	Ceva Inc.	271,501	4,235
*	InvenSense Inc.	393,005	4,197
*	Tangoe Inc.	336,719	4,172
*	Entropic Communications Inc.	1,010,391	4,112
*	Accelrys Inc.	419,955	4,099
*	Virtusa Corp.	172,289	4,094
*	PROS Holdings Inc.	148,579	4,037
*	DTS Inc.	227,689	3,786
*	MoneyGram International Inc.	208,097	3,767
*	Quantum Corp.	2,898,610	3,710
*	Exar Corp.	341,836	3,589
*	SciQuest Inc.	148,534	3,571
*	LTX-Credence Corp.	590,225	3,565
*	Demandware Inc.	140,211	3,554
*	ServiceSource International Inc.	493,610	3,490
*	Nanometrics Inc.	237,792	3,431
*	Jive Software Inc.	223,953	3,404
*	Seachange International Inc.	285,126	3,390
*	Bazaarvoice Inc.	457,732	3,351

*	Stamps.com Inc.	131,898	3,293
*,^ Demand Media Inc.		358,708	3,096
*	OmniVision Technologies Inc.	224,406	3,092
*	Calix Inc.	376,997	3,073
*,^ Higher One Holdings Inc.		329,182	2,926
*	Proofpoint Inc.	172,232	2,904
*	Procera Networks Inc.	233,025	2,771
*	Mercury Systems Inc.	371,289	2,736
*	Imperva Inc.	70,840	2,727
*	Actuate Corp.	436,841	2,621
*	Oplink Communications Inc.	146,314	2,400
*	EPAM Systems Inc.	103,077	2,394
*	Yelp Inc.	99,300	2,354
*	Rosetta Stone Inc.	151,918	2,337
*	Inphi Corp.	223,037	2,331
*	Extreme Networks	673,830	2,271
*	M/A-COM Technology Solutions Holdings Inc.	136,492	2,193
*	NVE Corp.	36,718	2,072
*	Millennial Media Inc.	324,791	2,062
*	Travelzoo Inc.	96,193	2,056
	IXYS Corp.	208,881	2,003
*	Intermec Inc.	203,221	1,998
*	STEC Inc.	447,680	1,979
*	Active Network Inc.	465,169	1,949
*	Responsys Inc.	205,444	1,818
*	Maxwell Technologies Inc.	332,654	1,793
*	Brightcove Inc.	278,615	1,730
*	Globecomm Systems Inc.	141,875	1,704
*	Vocus Inc.	118,306	1,674
*	Saba Software Inc.	209,990	1,669
*	Perficient Inc.	139,313	1,624
*	Limelight Networks Inc.	783,615	1,614
*	ShoreTel Inc.	432,887	1,571
*	Digi International Inc.	162,829	1,454
*	Rubicon Technology Inc.	216,659	1,430
*	Intermolecular Inc.	130,594	1,332
*	VASCO Data Security International Inc.	154,142	1,301
*	Telenav Inc.	199,715	1,288
	Cohu Inc.	110,170	1,031
*,^ Carbonite Inc.		93,241	1,021
*	Kopin Corp.	275,183	1,018
*	FormFactor Inc.	211,732	995
	Supertex Inc.	39,143	869
*	XO Group Inc.	78,344	783
*	Oclaro Inc.	598,246	754
	Keynote Systems Inc.	51,961	725
*	Echelon Corp.	294,927	720
*	Sigma Designs Inc.	136,326	664
*	Envestnet Inc.	34,812	610
*	Multi-Fineline Electronix Inc.	39,391	608
*	MaxLinear Inc.	87,328	541
*	Anaren Inc.	26,377	511
*	Intevac Inc.	68,877	325
*	Agilysys Inc.	28,539	284
*	Imation Corp.	56,815	217
*	STR Holdings Inc.	62,519	136
			2,469,621

Materials (3.8%)
	Eagle Materials Inc.	557,041	37,116
*	Louisiana-Pacific Corp.	1,654,957	35,747
	NewMarket Corp.	128,897	33,560
	PolyOne Corp.	1,126,625	27,501
	HB Fuller Co.	599,716	23,437
*	Stillwater Mining Co.	1,395,012	18,038
*	Graphic Packaging Holding Co.	2,264,230	16,959
*	Allied Nevada Gold Corp.	1,023,911	16,854
	Balchem Corp.	352,306	15,480
	KapStone Paper and Packaging Corp.	477,512	13,275
*	Chemtura Corp.	590,609	12,763
	Intrepid Potash Inc.	678,548	12,730
	Silgan Holdings Inc.	268,065	12,666
	Innospec Inc.	251,308	11,128
	Koppers Holdings Inc.	249,708	10,982
	Globe Specialty Metals Inc.	767,254	10,680
*	Coeur d'Alene Mines Corp.	540,561	10,195
	Deltic Timber Corp.	136,997	9,415
	Carpenter Technology Corp.	188,089	9,271
*	Flotek Industries Inc.	566,823	9,268
	Buckeye Technologies Inc.	301,248	9,022
	American Vanguard Corp.	268,534	8,201
*	LSB Industries Inc.	228,560	7,949
*	McEwen Mining Inc.	2,662,025	7,613
	Schweitzer-Mauduit International Inc.	187,404	7,258
	US Silica Holdings Inc.	252,389	5,951
^	Gold Resource Corp.	381,643	4,973
	Stepan Co.	73,937	4,665
*	Headwaters Inc.	426,995	4,654
*	Calgon Carbon Corp.	239,730	4,339
*,^ Molycorp Inc.		794,995	4,134
*,^ Texas Industries Inc.		64,853	4,093
*,^ Paramount Gold and Silver Corp.		1,511,143	3,370
	Hawkins Inc.	83,603	3,340
	Tredegar Corp.	94,736	2,789
*	OMNOVA Solutions Inc.	271,757	2,084
*	Century Aluminum Co.	223,398	1,729
	Zep Inc.	108,823	1,634
*	Arabian American Development Co.	149,603	1,261
*	General Moly Inc.	482,118	1,066
*	Midway Gold Corp.	862,293	1,052
*	United States Lime & Minerals Inc.	13,732	730
	Noranda Aluminum Holding Corp.	143,516	644
*,^ Golden Minerals Co.		206,357	491
			440,107
Telecommunication Services (0.9%)
*	tw telecom inc Class A	1,815,619	45,735
	Cogent Communications Group Inc.	538,594	14,219
*	Clearwire Corp. Class A	3,499,788	11,339
*,^ NII Holdings Inc.		2,064,209	8,938
*	Cincinnati Bell Inc.	2,255,393	7,353
*	inContact Inc.	588,002	4,757
*	General Communication Inc. Class A	218,137	2,000
*	Cbeyond Inc.	266,128	1,977
	Atlantic Tele-Network Inc.	39,248	1,904
*	Leap Wireless International Inc.	309,434	1,823

* Boingo Wireless Inc.			144,001	795
*,^ Elephant Talk Communications Corp.			225,405	275
				101,115
Total Common Stocks (Cost $8,785,033)				10,966,510
	Coupon
Temporary Cash Investments (6.1%)[1]
Money Market Fund (5.9%)
[2,3] Vanguard Market Liquidity Fund	0.147%		670,610,892	670,611

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.2%)
[4,5] Fannie Mae Discount Notes	0.100%	5/8/13	5,000	4,999
[4,5] Fannie Mae Discount Notes	0.120%	6/5/13	10,000	9,997
[5,6] Federal Home Loan Bank Discount Notes	0.140%	5/17/13	5,000	4,999
				19,995
Total Temporary Cash Investments (Cost $690,607)				690,606
Total Investments (101.9%) (Cost $9,475,640)				11,657,116
Other Assets and Liabilities-Net (-1.9%)[3]				(213,427)
Net Assets (100%)				11,443,689

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $214,113,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 1.9%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $227,875,000 of collateral received for securities on loan.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 Securities with a value of $20,006,000 have been segregated as initial margin for open futures contracts.
6 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

Small-Cap Growth Index Fund

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of March 31, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	10,966,384	—	126
Temporary Cash Investments	670,611	19,995	—
Futures Contracts—Assets[1]	882	—	—
Futures Contracts—Liabilities[1]	(13)	—	—
Total	11,637,864	19,995	126
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

Small-Cap Growth Index Fund

At March 31, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
		Number of	Aggregate
		Long (Short)	Settlement	Unrealized
		Contracts	Value	Appreciation
Futures Contracts	Expiration		Long (Short)	(Depreciation)
E-mini Russell 2000 Index	June 2013	4,486	425,677	5,318
S&P 500 Index	June 2013	64	25,003	198
E-mini S&P 500 Index	June 2013	237	18,518	112

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At March 31, 2013, the cost of investment securities for tax purposes was $9,475,670,000. Net unrealized appreciation of investment securities for tax purposes was $2,181,446,000, consisting of unrealized gains of $2,764,947,000 on securities that had risen in value since their purchase and $583,501,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Small-Cap Value Index Fund

Schedule of Investments
As of March 31, 2013

			Market
			Value
		Shares	($000)
Common Stocks (95.3%)[1]
Consumer Discretionary (8.3%)
	Service Corp. International	2,058,855	34,445
	Cinemark Holdings Inc.	1,000,949	29,468
	Brinker International Inc.	707,931	26,654
*	Visteon Corp.	459,907	26,537
	Dana Holding Corp.	1,433,440	25,558
	Wolverine World Wide Inc.	474,439	21,051
	Rent-A-Center Inc.	569,515	21,038
	John Wiley & Sons Inc. Class A	464,600	18,101
	DeVry Inc.	552,669	17,547
*	Iconix Brand Group Inc.	660,355	17,083
	Cracker Barrel Old Country Store Inc.	206,368	16,685
	Wendy's Co.	2,839,047	16,097
	Men's Wearhouse Inc.	466,446	15,589
	Hillenbrand Inc.	606,056	15,321
*	Hanesbrands Inc.	331,456	15,101
	Cooper Tire & Rubber Co.	578,592	14,847
	MDC Holdings Inc.	400,351	14,673
	Six Flags Entertainment Corp.	193,551	14,029
^	Regal Entertainment Group Class A	828,886	13,818
	Meredith Corp.	349,373	13,367
*	DreamWorks Animation SKG Inc. Class A	703,602	13,340
*	WMS Industries Inc.	528,324	13,319
	Group 1 Automotive Inc.	208,859	12,546
	Bob Evans Farms Inc.	271,971	11,591
*	Helen of Troy Ltd.	292,388	11,216
	Sinclair Broadcast Group Inc. Class A	506,220	10,246
	Regis Corp.	556,780	10,128
	Jones Group Inc.	774,721	9,854
	OfficeMax Inc.	839,559	9,747
	Finish Line Inc. Class A	492,121	9,641
	Belo Corp. Class A	909,848	8,944
	Churchill Downs Inc.	126,716	8,875
	National CineMedia Inc.	543,726	8,580
	Sonic Automotive Inc. Class A	385,955	8,553
	International Speedway Corp. Class A	255,073	8,336
*	Starz - Liberty Capital	353,130	7,822
	Choice Hotels International Inc.	182,581	7,725
*,^ Saks Inc.		666,498	7,645
	Valassis Communications Inc.	246,740	7,370
	Stewart Enterprises Inc. Class A	752,429	6,990
	Scholastic Corp.	261,400	6,966
	Brown Shoe Co. Inc.	414,823	6,637
	Cato Corp. Class A	266,464	6,432
*	New York Times Co. Class A	643,209	6,303
*	Steiner Leisure Ltd.	126,640	6,124
	KB Home	252,177	5,490
*	Meritage Homes Corp.	114,470	5,364
	Lithia Motors Inc. Class A	110,364	5,240
	Standard Motor Products Inc.	176,670	4,897

	Fred's Inc. Class A	337,093	4,611
	Drew Industries Inc.	126,756	4,602
	Callaway Golf Co.	687,051	4,548
	American Greetings Corp. Class A	278,312	4,481
	Superior Industries International Inc.	237,302	4,433
	Ameristar Casinos Inc.	158,754	4,164
	Core-Mark Holding Co. Inc.	79,511	4,080
*	Ruby Tuesday Inc.	492,900	3,633
	Oxford Industries Inc.	68,189	3,621
	Strayer Education Inc.	74,646	3,611
*	Children's Place Retail Stores Inc.	79,825	3,578
*	EW Scripps Co. Class A	291,469	3,506
*	Quiksilver Inc.	562,079	3,412
	Harte-Hanks Inc.	425,281	3,313
*	American Axle & Manufacturing Holdings Inc.	240,775	3,287
^	RadioShack Corp.	963,658	3,238
*	Biglari Holdings Inc.	8,565	3,196
*	Universal Electronics Inc.	130,972	3,045
	Movado Group Inc.	90,518	3,034
*	Pep Boys-Manny Moe & Jack	256,475	3,024
*	Ascent Capital Group Inc. Class A	40,419	3,009
*	Red Robin Gourmet Burgers Inc.	65,485	2,986
*	LIN TV Corp. Class A	260,406	2,862
	CEC Entertainment Inc.	86,515	2,833
	PetMed Express Inc.	193,643	2,598
	Big 5 Sporting Goods Corp.	146,213	2,282
	Speedway Motorsports Inc.	125,243	2,253
	JAKKS Pacific Inc.	213,112	2,236
	Nutrisystem Inc.	262,389	2,225
	Perry Ellis International Inc.	121,910	2,218
*	Hovnanian Enterprises Inc. Class A	358,707	2,070
*,^ Caesars Entertainment Corp.		127,422	2,021
	Universal Technical Institute Inc.	156,927	1,982
	World Wrestling Entertainment Inc. Class A	216,632	1,911
	Hot Topic Inc.	136,168	1,890
*,^ Bridgepoint Education Inc.		182,988	1,872
*	Exide Technologies	690,809	1,865
*,^ hhgregg Inc.		167,470	1,851
	Stein Mart Inc.	207,089	1,735
*	McClatchy Co. Class A	591,362	1,715
	NACCO Industries Inc. Class A	32,106	1,713
*	Corinthian Colleges Inc.	788,679	1,656
*,^ Boyd Gaming Corp.		190,755	1,578
*,^ Digital Generation Inc.		240,673	1,548
	bebe stores inc	367,680	1,533
*	Clear Channel Outdoor Holdings Inc. Class A	194,163	1,454
*	Federal-Mogul Corp.	239,404	1,444
	Weyco Group Inc.	57,151	1,401
*	Beazer Homes USA Inc.	83,365	1,320
*	Modine Manufacturing Co.	143,966	1,310
*	Journal Communications Inc. Class A	191,589	1,287
	Systemax Inc.	123,882	1,226
*	Stoneridge Inc.	160,439	1,224
*	Steinway Musical Instruments Inc.	45,999	1,105
	Marcus Corp.	88,368	1,104
*	Isle of Capri Casinos Inc.	169,922	1,069
	Einstein Noah Restaurant Group Inc.	65,724	975

*	Entercom Communications Corp. Class A	127,550	949
	Fisher Communications Inc.	23,490	922
*	Unifi Inc.	41,861	800
	CSS Industries Inc.	27,160	705
*,^ Zagg Inc.		96,420	702
	Destination Maternity Corp.	28,409	665
^	Blyth Inc.	34,632	601
*	Tower International Inc.	41,237	577
*	Career Education Corp.	181,815	431
*	Coldwater Creek Inc.	95,999	303
*	Martha Stewart Living Omnimedia Class A	97,460	257
			781,620
Consumer Staples (2.6%)
	Flowers Foods Inc.	1,203,695	39,650
	Harris Teeter Supermarkets Inc.	453,432	19,366
	B&G Foods Inc.	508,762	15,512
*	Post Holdings Inc.	333,044	14,298
	Lancaster Colony Corp.	184,824	14,231
	Universal Corp.	226,813	12,711
	Spectrum Brands Holdings Inc.	224,350	12,696
	Snyders-Lance Inc.	465,334	11,754
	Fresh Del Monte Produce Inc.	393,601	10,619
^	SUPERVALU Inc.	2,062,885	10,397
	Andersons Inc.	171,027	9,153
	Vector Group Ltd.	505,289	8,145
	WD-40 Co.	144,474	7,913
	Sanderson Farms Inc.	122,779	6,706
*	Prestige Brands Holdings Inc.	244,349	6,277
	Cal-Maine Foods Inc.	135,392	5,762
*	Pilgrim's Pride Corp.	626,650	5,759
^	Tootsie Roll Industries Inc.	184,476	5,518
	Weis Markets Inc.	111,683	4,546
*	Dole Food Co. Inc.	386,828	4,216
*,^ Diamond Foods Inc.		213,683	3,603
*	Alliance One International Inc.	669,624	2,605
*	Central Garden and Pet Co. Class A	300,538	2,470
*	Chiquita Brands International Inc.	262,258	2,035
	Nash Finch Co.	94,901	1,858
^	Roundy's Inc.	243,140	1,597
*	Pantry Inc.	121,479	1,515
	Ingles Markets Inc. Class A	63,385	1,362
	Spartan Stores Inc.	72,181	1,267
	Village Super Market Inc. Class A	33,712	1,136
*	Seneca Foods Corp. Class A	30,869	1,019
*	Central Garden and Pet Co.	106,707	920
	Coca-Cola Bottling Co. Consolidated	10,112	610
*,^ Central European Distribution Corp.		647,920	217
			247,443
Energy (4.3%)
	Tidewater Inc.	482,183	24,350
	Bristow Group Inc.	348,202	22,961
*	Helix Energy Solutions Group Inc.	968,546	22,160
	Western Refining Inc.	556,201	19,695
*	Unit Corp.	423,037	19,269
*	Alpha Natural Resources Inc.	2,134,229	17,522
*	Exterran Holdings Inc.	565,381	15,265

	SEACOR Holdings Inc.	191,721	14,126
	World Fuel Services Corp.	348,810	13,855
	Delek US Holdings Inc.	337,706	13,326
	Targa Resources Corp.	186,841	12,698
*	Key Energy Services Inc.	1,389,516	11,227
^	Arch Coal Inc.	2,054,710	11,157
*	Bonanza Creek Energy Inc.	271,711	10,507
*	Stone Energy Corp.	455,171	9,900
*	Hercules Offshore Inc.	1,304,759	9,681
	Gulfmark Offshore Inc.	234,606	9,140
	EXCO Resources Inc.	1,258,198	8,971
*	Newpark Resources Inc.	840,914	7,804
*	TETRA Technologies Inc.	755,741	7,754
*	EPL Oil & Gas Inc.	283,692	7,606
*	Cloud Peak Energy Inc.	384,363	7,218
*	Comstock Resources Inc.	442,797	7,196
	Crosstex Energy Inc.	344,148	6,628
*	Swift Energy Co.	415,443	6,153
*	Forest Oil Corp.	1,145,558	6,026
*	ION Geophysical Corp.	785,151	5,347
	Enbridge Energy Management LLC	172,117	5,201
	W&T Offshore Inc.	359,876	5,110
*	Pioneer Energy Services Corp.	600,400	4,953
*	Parker Drilling Co.	1,144,803	4,900
*	Tesco Corp.	318,744	4,268
*	Era Group Inc.	192,632	4,045
*	Basic Energy Services Inc.	285,072	3,897
*	Willbros Group Inc.	380,132	3,733
*	Resolute Energy Corp.	311,761	3,588
^	RPC Inc.	223,276	3,387
*	C&J Energy Services Inc.	143,213	3,280
	CVR Energy Inc.	58,784	3,035
*	Midstates Petroleum Co. Inc.	322,259	2,755
*	Vaalco Energy Inc.	345,718	2,624
	Alon USA Energy Inc.	115,696	2,204
	Penn Virginia Corp.	533,278	2,155
*	Dawson Geophysical Co.	69,082	2,073
*	Matador Resources Co.	215,158	1,906
*,^ Cal Dive International Inc.		940,775	1,693
	Gulf Island Fabrication Inc.	79,531	1,675
*	Warren Resources Inc.	403,497	1,295
*	Harvest Natural Resources Inc.	362,503	1,272
*,^ Endeavour International Corp.		405,882	1,197
*	PHI Inc.	33,674	1,152
*	Vantage Drilling Co.	597,962	1,047
*	Lone Pine Resources Inc.	823,285	988
*	Global Geophysical Services Inc.	200,114	490
*	TransAtlantic Petroleum Ltd.	386,858	385
*	Hyperdynamics Corp.	398,457	243
*,^ James River Coal Co.		121,679	213
			402,306
Financials (38.3%)
*	American Capital Ltd.	3,056,237	44,606
	Two Harbors Investment Corp.	3,349,478	42,237
	National Retail Properties Inc.	1,065,086	38,524
	BioMed Realty Trust Inc.	1,779,962	38,447
	Kilroy Realty Corp.	722,975	37,884

Starwood Property Trust Inc.	1,309,502	36,352
BRE Properties Inc.	743,828	36,210
CBL & Associates Properties Inc.	1,480,701	34,945
East West Bancorp Inc.	1,358,197	34,865
Assured Guaranty Ltd.	1,690,606	34,843
Omega Healthcare Investors Inc.	1,084,563	32,927
Douglas Emmett Inc.	1,294,307	32,267
MFA Financial Inc.	3,460,845	32,255
Allied World Assurance Co. Holdings AG	341,122	31,629
Home Properties Inc.	496,088	31,462
Old Republic International Corp.	2,385,835	30,324
First Niagara Financial Group Inc.	3,413,205	30,241
Highwoods Properties Inc.	760,183	30,080
* E*TRADE Financial Corp.	2,744,877	29,398
Mid-America Apartment Communities Inc.	409,189	28,259
Apartment Investment & Management Co. Class A	915,617	28,073
City National Corp.	468,547	27,602
* Popular Inc.	997,906	27,552
Protective Life Corp.	765,966	27,422
Invesco Mortgage Capital Inc.	1,269,879	27,163
Newcastle Investment Corp.	2,420,079	27,032
ProAssurance Corp.	565,203	26,751
Aspen Insurance Holdings Ltd.	687,128	26,509
Hatteras Financial Corp.	956,477	26,236
Geo Group Inc.	690,069	25,960
Associated Banc-Corp	1,661,552	25,239
CNO Financial Group Inc.	2,197,364	25,160
First American Financial Corp.	980,815	25,079
CommonWealth REIT	1,100,527	24,696
Prosperity Bancshares Inc.	518,933	24,592
Mack-Cali Realty Corp.	846,275	24,212
Hancock Holding Co.	779,601	24,105
Healthcare Realty Trust Inc.	844,329	23,970
ARMOUR Residential REIT Inc.	3,620,546	23,642
EPR Properties	453,376	23,598
RLJ Lodging Trust	1,033,993	23,534
LaSalle Hotel Properties	912,347	23,155
* Howard Hughes Corp.	275,586	23,097
Medical Properties Trust Inc.	1,433,449	22,993
Fulton Financial Corp.	1,927,199	22,548
TCF Financial Corp.	1,501,914	22,469
Prospect Capital Corp.	2,027,651	22,122
Bank of Hawaii Corp.	435,002	22,102
Hanover Insurance Group Inc.	431,360	21,430
^ Federated Investors Inc. Class B	905,284	21,428
^ Lexington Realty Trust	1,813,368	21,398
Susquehanna Bancshares Inc.	1,714,559	21,312
Corporate Office Properties Trust	782,037	20,865
Brandywine Realty Trust	1,388,452	20,619
Alterra Capital Holdings Ltd.	650,260	20,483
Synovus Financial Corp.	7,232,853	20,035
Endurance Specialty Holdings Ltd.	418,934	20,029
* Stifel Financial Corp.	573,392	19,880
CYS Investments Inc.	1,693,282	19,879
* SVB Financial Group	280,005	19,864
Extra Space Storage Inc.	503,514	19,773
DCT Industrial Trust Inc.	2,605,569	19,281

	Webster Financial Corp.	785,502	19,056
	Sovran Self Storage Inc.	294,588	18,998
	CapitalSource Inc.	1,945,261	18,713
	Valley National Bancorp	1,817,201	18,608
	Colonial Properties Trust	810,238	18,319
	StanCorp Financial Group Inc.	428,183	18,309
	Redwood Trust Inc.	789,068	18,291
	Washington Federal Inc.	1,028,214	17,994
	Potlatch Corp.	390,780	17,921
	Washington REIT	641,949	17,872
	Capitol Federal Financial Inc.	1,480,087	17,865
	NorthStar Realty Finance Corp.	1,873,926	17,765
	Platinum Underwriters Holdings Ltd.	317,269	17,707
	DiamondRock Hospitality Co.	1,888,865	17,585
	FirstMerit Corp.	1,061,336	17,544
	Janus Capital Group Inc.	1,812,043	17,033
	EastGroup Properties Inc.	286,910	16,698
	Apollo Investment Corp.	1,963,850	16,418
	FNB Corp.	1,353,076	16,372
	Trustmark Corp.	648,765	16,226
	Post Properties Inc.	342,299	16,122
	Primerica Inc.	491,039	16,096
	BankUnited Inc.	626,451	16,050
	Glimcher Realty Trust	1,374,597	15,945
	Sun Communities Inc.	320,923	15,831
	Kemper Corp.	480,061	15,655
	UMB Financial Corp.	314,341	15,425
	National Health Investors Inc.	228,965	14,986
*	Alexander & Baldwin Inc.	414,973	14,835
	PennyMac Mortgage Investment Trust	570,185	14,762
	Cash America International Inc.	281,189	14,754
	Retail Properties of America Inc.	994,051	14,712
	Cathay General Bancorp	724,087	14,569
*,^ MBIA Inc.		1,406,323	14,443
	Umpqua Holdings Corp.	1,083,354	14,365
	Iberiabank Corp.	285,101	14,261
	American Capital Mortgage Investment Corp.	541,646	14,002
	Equity One Inc.	575,076	13,785
	Acadia Realty Trust	490,446	13,620
	Colony Financial Inc.	610,622	13,556
	Government Properties Income Trust	526,282	13,541
	Old National Bancorp	981,467	13,495
	BancorpSouth Inc.	822,652	13,409
	RLI Corp.	184,876	13,283
	Glacier Bancorp Inc.	696,217	13,214
	National Penn Bancshares Inc.	1,230,407	13,153
	Wintrust Financial Corp.	352,725	13,065
^	United Bankshares Inc.	486,549	12,947
	Selective Insurance Group Inc.	532,346	12,782
	Bank of the Ozarks Inc.	285,373	12,656
	Home Loan Servicing Solutions Ltd.	540,864	12,618
	Montpelier Re Holdings Ltd.	483,595	12,598
	Capstead Mortgage Corp.	957,735	12,278
*	Walter Investment Management Corp.	328,804	12,248
	MB Financial Inc.	503,725	12,175
	PrivateBancorp Inc.	641,698	12,135
*	PHH Corp.	548,755	12,051

LTC Properties Inc.	295,115	12,020
Westamerica Bancorporation	265,008	12,013
Northwest Bancshares Inc.	944,991	11,992
First Financial Bankshares Inc.	243,766	11,847
* Enstar Group Ltd.	93,884	11,669
Fifth Street Finance Corp.	1,017,271	11,210
International Bancshares Corp.	520,505	10,827
Symetra Financial Corp.	807,102	10,823
Community Bank System Inc.	363,953	10,784
Franklin Street Properties Corp.	722,440	10,562
Chesapeake Lodging Trust	459,609	10,543
* Western Alliance Bancorp	752,886	10,420
Sabra Health Care REIT Inc.	358,544	10,401
Equity Lifestyle Properties Inc.	133,332	10,240
Hersha Hospitality Trust Class A	1,729,559	10,101
Main Street Capital Corp.	314,080	10,079
Mercury General Corp.	265,681	10,077
Argo Group International Holdings Ltd.	243,072	10,058
Pennsylvania REIT	514,699	9,980
CVB Financial Corp.	862,446	9,720
First Midwest Bancorp Inc.	724,435	9,620
CubeSmart	594,519	9,393
Nelnet Inc. Class A	277,398	9,376
Ramco-Gershenson Properties Trust	554,370	9,313
First Citizens BancShares Inc. Class A	49,986	9,132
First Financial Bancorp	566,229	9,088
PacWest Bancorp	307,857	8,962
Associated Estates Realty Corp.	479,019	8,929
Investors Real Estate Trust	891,107	8,795
Anworth Mortgage Asset Corp.	1,381,507	8,745
Inland Real Estate Corp.	864,539	8,723
Radian Group Inc.	811,590	8,692
CreXus Investment Corp.	667,522	8,691
NBT Bancorp Inc.	390,466	8,649
* National Financial Partners Corp.	385,586	8,649
American Equity Investment Life Holding Co.	577,512	8,599
STAG Industrial Inc.	400,702	8,523
Astoria Financial Corp.	857,292	8,453
Columbia Banking System Inc.	384,112	8,443
Solar Capital Ltd.	359,199	8,438
* Citizens Republic Bancorp Inc.	372,398	8,398
^ Park National Corp.	119,336	8,328
Provident Financial Services Inc.	523,986	8,001
Horace Mann Educators Corp.	381,119	7,946
SCBT Financial Corp.	155,815	7,853
Sterling Financial Corp.	360,922	7,828
Ashford Hospitality Trust Inc.	626,745	7,747
* MGIC Investment Corp.	1,549,018	7,668
Pebblebrook Hotel Trust	294,144	7,586
* Pinnacle Financial Partners Inc.	318,927	7,450
First Commonwealth Financial Corp.	993,190	7,409
Triangle Capital Corp.	263,822	7,384
Tower Group International Ltd.	400,144	7,383
* Forestar Group Inc.	335,771	7,340
First Potomac Realty Trust	494,277	7,330
PennantPark Investment Corp.	638,824	7,212
Retail Opportunity Investments Corp.	512,343	7,178

Independent Bank Corp.	220,129	7,174
BlackRock Kelso Capital Corp.	714,581	7,146
Evercore Partners Inc. Class A	165,825	6,898
Cohen & Steers Inc.	190,509	6,872
Interactive Brokers Group Inc.	459,588	6,852
Oriental Financial Group Inc.	441,220	6,843
Boston Private Financial Holdings Inc.	687,610	6,794
Universal Health Realty Income Trust	116,560	6,727
American National Insurance Co.	76,610	6,655
* Strategic Hotels & Resorts Inc.	791,032	6,605
Resource Capital Corp.	974,235	6,440
WesBanco Inc.	268,539	6,432
Summit Hotel Properties Inc.	611,003	6,397
Parkway Properties Inc.	344,592	6,392
Chemical Financial Corp.	241,977	6,383
* Navigators Group Inc.	108,618	6,381
Silver Bay Realty Trust Corp.	307,295	6,361
Infinity Property & Casualty Corp.	112,987	6,350
Cousins Properties Inc.	589,508	6,302
Hercules Technology Growth Capital Inc.	511,868	6,270
AMERISAFE Inc.	176,035	6,256
Brookline Bancorp Inc.	678,286	6,200
ViewPoint Financial Group Inc.	306,570	6,165
* Ezcorp Inc. Class A	289,251	6,161
Berkshire Hills Bancorp Inc.	241,127	6,158
Oritani Financial Corp.	394,273	6,107
City Holding Co.	150,904	6,004
Banner Corp.	187,890	5,981
Ryman Hospitality Properties	130,497	5,970
First Industrial Realty Trust Inc.	341,777	5,855
Safety Insurance Group Inc.	118,593	5,829
Education Realty Trust Inc.	546,992	5,760
Northfield Bancorp Inc.	501,496	5,697
* Piper Jaffray Cos.	162,541	5,575
Maiden Holdings Ltd.	524,649	5,556
Western Asset Mortgage Capital Corp.	233,746	5,432
Dynex Capital Inc.	499,947	5,339
S&T Bancorp Inc.	287,799	5,336
Getty Realty Corp.	258,521	5,225
Apollo Residential Mortgage Inc.	234,363	5,224
* World Acceptance Corp.	59,371	5,098
Saul Centers Inc.	115,480	5,051
Amtrust Financial Services Inc.	145,666	5,047
Kennedy-Wilson Holdings Inc.	317,767	4,929
* iStar Financial Inc.	447,246	4,871
State Bank Financial Corp.	293,479	4,804
United Fire Group Inc.	184,299	4,694
* PICO Holdings Inc.	209,316	4,647
Healthcare Trust of America Inc. Class A	380,086	4,466
Select Income REIT	166,508	4,404
Apollo Commercial Real Estate Finance Inc.	244,877	4,307
* DFC Global Corp.	255,857	4,257
BGC Partners Inc. Class A	1,020,018	4,243
CapLease Inc.	664,512	4,233
Dime Community Bancshares Inc.	292,906	4,206
FBL Financial Group Inc. Class A	107,092	4,162
* Investment Technology Group Inc.	367,414	4,056

	Urstadt Biddle Properties Inc. Class A	185,464	4,036
	Tompkins Financial Corp.	95,167	4,024
	TICC Capital Corp.	398,500	3,961
*	Central Pacific Financial Corp.	248,384	3,900
	Excel Trust Inc.	278,402	3,800
*,^ Green Dot Corp. Class A		227,356	3,799
*	Wilshire Bancorp Inc.	556,787	3,775
	Duff & Phelps Corp. Class A	241,780	3,750
	National Western Life Insurance Co. Class A	21,064	3,707
	TrustCo Bank Corp. NY	661,127	3,689
	Kite Realty Group Trust	540,011	3,640
^	New York Mortgage Trust Inc.	479,776	3,618
*	Walker & Dunlop Inc.	200,974	3,612
*	Knight Capital Group Inc. Class A	968,382	3,602
*	Greenlight Capital Re Ltd. Class A	147,220	3,600
	Rouse Properties Inc.	190,648	3,451
	Golub Capital BDC Inc.	208,424	3,441
*	Encore Capital Group Inc.	108,896	3,278
	Hudson Pacific Properties Inc.	150,358	3,270
	Meadowbrook Insurance Group Inc.	457,661	3,227
	Community Trust Bancorp Inc.	93,158	3,170
	First Busey Corp.	689,886	3,153
	Sandy Spring Bancorp Inc.	156,314	3,142
	MCG Capital Corp.	634,515	3,033
*	United Community Banks Inc.	266,862	3,026
*	Flagstar Bancorp Inc.	216,121	3,011
	Simmons First National Corp. Class A	117,507	2,975
	Stewart Information Services Corp.	115,125	2,932
	New Mountain Finance Corp.	196,949	2,879
	Campus Crest Communities Inc.	206,877	2,876
	Monmouth Real Estate Investment Corp. Class A	254,486	2,838
	Union First Market Bankshares Corp.	144,835	2,833
	OneBeacon Insurance Group Ltd. Class A	205,785	2,782
*	Bancorp Inc.	198,929	2,755
	Winthrop Realty Trust	218,424	2,748
	Provident New York Bancorp	300,953	2,730
	State Auto Financial Corp.	156,517	2,727
	THL Credit Inc.	174,660	2,616
*	Eagle Bancorp Inc.	119,240	2,610
	Renasant Corp.	114,442	2,561
	1st Source Corp.	103,971	2,464
	Bancfirst Corp.	59,027	2,461
	Homeowners Choice Inc.	88,826	2,421
	Cedar Realty Trust Inc.	394,427	2,410
	SY Bancorp Inc.	106,708	2,401
*	FelCor Lodging Trust Inc.	399,811	2,379
	Flushing Financial Corp.	138,518	2,346
*	HomeStreet Inc.	104,010	2,324
	Calamos Asset Management Inc. Class A	197,369	2,323
	TCP Capital Corp.	145,487	2,322
	First Interstate Bancsystem Inc.	122,600	2,306
	GFI Group Inc.	686,933	2,294
	MVC Capital Inc.	175,463	2,251
	TowneBank	148,385	2,221
	Southside Bancshares Inc.	104,879	2,204
	West Coast Bancorp	90,572	2,199
	WSFS Financial Corp.	44,152	2,148

StellarOne Corp.	123,295	1,991
First Community Bancshares Inc.	123,244	1,953
Arrow Financial Corp.	77,552	1,911
First Financial Corp.	60,429	1,903
Lakeland Bancorp Inc.	191,019	1,882
* Cowen Group Inc. Class A	659,169	1,859
Washington Trust Bancorp Inc.	66,643	1,825
Sterling Bancorp	173,482	1,763
Territorial Bancorp Inc.	72,763	1,730
* INTL. FCStone Inc.	99,067	1,725
Camden National Corp.	50,721	1,678
Capital Southwest Corp.	14,441	1,661
Univest Corp. of Pennsylvania	95,192	1,658
Hudson Valley Holding Corp.	111,069	1,656
Heartland Financial USA Inc.	65,348	1,651
* GSV Capital Corp.	186,847	1,543
United Financial Bancorp Inc.	100,785	1,532
Whitestone REIT	101,031	1,530
Lakeland Financial Corp.	56,029	1,495
National Interstate Corp.	49,025	1,470
* First BanCorp	225,900	1,407
First Bancorp	103,862	1,401
* Global Indemnity plc	60,302	1,399
Rockville Financial Inc.	107,926	1,399
Great Southern Bancorp Inc.	55,559	1,355
Trico Bancshares	79,057	1,352
Republic Bancorp Inc. Class A	56,454	1,278
* Phoenix Cos. Inc.	40,762	1,254
CoBiz Financial Inc.	151,574	1,225
Baldwin & Lyons Inc.	48,078	1,144
Westwood Holdings Group Inc.	24,904	1,106
* Regional Management Corp.	54,301	1,097
Donegal Group Inc. Class A	57,157	873
Artio Global Investors Inc. Class A	319,310	869
Kansas City Life Insurance Co.	21,584	845
EMC Insurance Group Inc.	30,840	812
Oppenheimer Holdings Inc. Class A	40,754	793
Urstadt Biddle Properties Inc.	41,528	792
OceanFirst Financial Corp.	54,843	791
Westfield Financial Inc.	99,532	774
Bryn Mawr Bank Corp.	31,162	725
* Southwest Bancorp Inc.	55,985	703
GAMCO Investors Inc.	13,067	694
* Sun Bancorp Inc.	202,026	689
Crawford & Co. Class B	66,738	507
Crawford & Co. Class A	94,376	500
First Connecticut Bancorp Inc.	28,589	421
* Kearny Financial Corp.	39,287	401
* Doral Financial Corp.	422,426	298
* Hampton Roads Bankshares Inc.	96,341	126
		3,621,056
Health Care (4.9%)
Community Health Systems Inc.	882,643	41,828
PerkinElmer Inc.	1,110,966	37,373
Teleflex Inc.	396,159	33,479
* Health Management Associates Inc. Class A	2,481,443	31,936
* LifePoint Hospitals Inc.	477,739	23,151

*	Health Net Inc.	786,655	22,514
	STERIS Corp.	537,595	22,369
*	Allscripts Healthcare Solutions Inc.	1,493,362	20,295
	Owens & Minor Inc.	613,586	19,978
*	Alere Inc.	743,462	18,981
	Hill-Rom Holdings Inc.	382,546	13,473
*	Amsurg Corp. Class A	306,561	10,313
*	Hanger Inc.	314,923	9,930
	PDL BioPharma Inc.	1,354,422	9,901
	CONMED Corp.	275,665	9,389
	Analogic Corp.	118,412	9,357
*	MedAssets Inc.	457,353	8,804
*	Charles River Laboratories International Inc.	164,479	7,281
*,^ Arena Pharmaceuticals Inc.		736,094	6,043
	Ensign Group Inc.	166,964	5,577
*	Isis Pharmaceuticals Inc.	325,677	5,517
*	Kindred Healthcare Inc.	515,732	5,431
*	Infinity Pharmaceuticals Inc.	99,469	4,821
*	ImmunoGen Inc.	284,945	4,576
*	Alnylam Pharmaceuticals Inc.	184,386	4,493
*	NuVasive Inc.	210,577	4,487
*	Vanguard Health Systems Inc.	299,599	4,455
*	Nektar Therapeutics	390,105	4,291
*	PharMerica Corp.	285,383	3,995
	Invacare Corp.	283,604	3,701
	National Healthcare Corp.	80,729	3,691
	Select Medical Holdings Corp.	406,069	3,655
*	Greatbatch Inc.	114,604	3,423
*	Amedisys Inc.	299,521	3,331
	Universal American Corp.	370,040	3,082
*	AMN Healthcare Services Inc.	190,393	3,014
*	Symmetry Medical Inc.	230,179	2,636
	Quality Systems Inc.	140,751	2,573
	Assisted Living Concepts Inc. Class A	194,346	2,311
*	Achillion Pharmaceuticals Inc.	240,406	2,101
*	Natus Medical Inc.	149,853	2,014
*	AngioDynamics Inc.	169,729	1,940
*	Gentiva Health Services Inc.	173,540	1,878
*	Lexicon Pharmaceuticals Inc.	781,190	1,703
	Almost Family Inc.	81,237	1,660
*	Omnicell Inc.	83,666	1,580
*	LHC Group Inc.	72,295	1,554
*	Skilled Healthcare Group Inc.	211,268	1,388
	Enzon Pharmaceuticals Inc.	322,427	1,225
*	Palomar Medical Technologies Inc.	90,118	1,216
*	Idenix Pharmaceuticals Inc.	340,195	1,211
*	XenoPort Inc.	163,104	1,166
*	Clovis Oncology Inc.	39,935	1,145
*	AVANIR Pharmaceuticals Inc.	415,242	1,138
*	AVEO Pharmaceuticals Inc.	153,609	1,129
*	Triple-S Management Corp. Class B	63,060	1,099
*	Geron Corp.	632,791	677
*	Sunesis Pharmaceuticals Inc.	96,000	525
*	Progenics Pharmaceuticals Inc.	76,743	414
*	Corcept Therapeutics Inc.	184,425	369
*,^ Biotime Inc.		94,844	362
*	Wright Medical Group Inc. Rights	71,097	178

*	Forest Laboratories Inc. Contingent Value Rights Exp. 04/14/2018	62,138	59
			463,186
Industrials (14.2%)
	Carlisle Cos. Inc.	608,835	41,273
*	Terex Corp.	1,069,572	36,815
	Trinity Industries Inc.	764,024	34,633
*	Oshkosh Corp.	797,612	33,891
	Regal-Beloit Corp.	409,269	33,380
*	AECOM Technology Corp.	941,570	30,883
*	WESCO International Inc.	423,440	30,746
	Kennametal Inc.	770,750	30,090
	Ryder System Inc.	494,733	29,560
	EMCOR Group Inc.	644,056	27,302
	Lennox International Inc.	413,815	26,273
	Huntington Ingalls Industries Inc.	479,970	25,597
	Crane Co.	440,768	24,621
	ITT Corp.	852,326	24,232
	Alliant Techsystems Inc.	316,180	22,901
*	Esterline Technologies Corp.	298,636	22,607
	GATX Corp.	431,223	22,411
	Belden Inc.	427,392	22,075
*	EnerSys Inc.	469,325	21,392
	Macquarie Infrastructure Co. LLC	384,657	20,787
	Deluxe Corp.	492,622	20,395
	Exelis Inc.	1,815,761	19,774
	Harsco Corp.	779,983	19,320
*	General Cable Corp.	481,693	17,644
^	RR Donnelley & Sons Co.	1,339,323	16,139
	HNI Corp.	436,929	15,507
	Brady Corp. Class A	460,385	15,437
	Generac Holdings Inc.	429,586	15,182
*	FTI Consulting Inc.	401,369	15,116
	Mine Safety Appliances Co.	304,107	15,090
	TAL International Group Inc.	327,455	14,837
	Acuity Brands Inc.	207,059	14,360
	United Stationers Inc.	369,849	14,295
	Curtiss-Wright Corp.	407,472	14,139
	Brink's Co.	462,287	13,064
	Watts Water Technologies Inc. Class A	261,260	12,538
*	MRC Global Inc.	373,102	12,286
	ABM Industries Inc.	524,809	11,672
	Steelcase Inc. Class A	777,206	11,448
	Briggs & Stratton Corp.	460,033	11,409
	Granite Construction Inc.	355,897	11,332
	Air Lease Corp.	360,803	10,579
	ESCO Technologies Inc.	257,867	10,536
*	Atlas Air Worldwide Holdings Inc.	255,884	10,430
	Werner Enterprises Inc.	423,195	10,216
	Matson Inc.	411,826	10,131
*	USG Corp.	363,818	9,619
*	Teledyne Technologies Inc.	118,701	9,311
	Aircastle Ltd.	675,086	9,235
	CLARCOR Inc.	169,534	8,880
*,^ GrafTech International Ltd.		1,103,923	8,478
	G&K Services Inc. Class A	185,095	8,424
	Barnes Group Inc.	289,305	8,370
	Apogee Enterprises Inc.	274,730	7,953

Kaydon Corp.	310,710	7,948
AZZ Inc.	159,168	7,672
Watsco Inc.	90,749	7,639
Albany International Corp.	259,268	7,493
Simpson Manufacturing Co. Inc.	243,218	7,445
* ACCO Brands Corp.	1,094,869	7,314
Mueller Industries Inc.	135,950	7,245
Universal Forest Products Inc.	181,931	7,243
AAR Corp.	386,538	7,108
McGrath RentCorp	228,040	7,092
Altra Holdings Inc.	260,235	7,084
Standex International Corp.	123,216	6,804
* Wabash National Corp.	662,328	6,729
* Tutor Perini Corp.	345,199	6,662
AMERCO	37,923	6,581
* Navigant Consulting Inc.	495,136	6,506
CIRCOR International Inc.	151,805	6,452
H&E Equipment Services Inc.	289,070	5,897
Interface Inc. Class A	303,109	5,826
Quanex Building Products Corp.	357,350	5,753
Quad/Graphics Inc.	239,738	5,739
Titan International Inc.	270,335	5,699
* DigitalGlobe Inc.	196,545	5,682
* Greenbrier Cos. Inc.	249,513	5,666
* JetBlue Airways Corp.	818,638	5,649
* Saia Inc.	155,267	5,616
Encore Wire Corp.	159,946	5,601
Kaman Corp.	150,240	5,329
SkyWest Inc.	322,432	5,175
* Spirit Airlines Inc.	204,037	5,174
Kelly Services Inc. Class A	276,687	5,169
* Gibraltar Industries Inc.	281,034	5,129
Comfort Systems USA Inc.	360,758	5,083
American Railcar Industries Inc.	92,998	4,347
Cubic Corp.	100,919	4,311
* Korn/Ferry International	234,626	4,190
* TrueBlue Inc.	194,337	4,108
* Dycom Industries Inc.	205,097	4,038
Viad Corp.	135,680	3,753
* Powell Industries Inc.	70,077	3,684
* ICF International Inc.	125,938	3,426
* Republic Airways Holdings Inc.	290,218	3,349
* Consolidated Graphics Inc.	83,655	3,271
* Federal Signal Corp.	400,266	3,258
* Wesco Aircraft Holdings Inc.	213,533	3,143
* Air Transport Services Group Inc.	527,934	3,078
Great Lakes Dredge & Dock Corp.	455,569	3,066
US Ecology Inc.	115,298	3,061
* CAI International Inc.	102,865	2,965
* EnergySolutions Inc.	786,250	2,948
Pike Electric Corp.	203,903	2,902
* Engility Holdings Inc.	120,470	2,889
Arkansas Best Corp.	235,467	2,750
Marten Transport Ltd.	125,497	2,526
SeaCube Container Leasing Ltd.	107,972	2,479
* Titan Machinery Inc.	86,540	2,401
LB Foster Co. Class A	54,210	2,401

Sauer-Danfoss Inc.	41,021	2,397
* Nortek Inc.	33,500	2,391
Heidrick & Struggles International Inc.	156,520	2,340
Heartland Express Inc.	173,686	2,317
Dynamic Materials Corp.	130,807	2,276
Ennis Inc.	148,212	2,234
* Accuride Corp.	389,954	2,102
Griffon Corp.	175,039	2,086
FreightCar America Inc.	93,992	2,051
Global Power Equipment Group Inc.	109,311	1,926
* Hawaiian Holdings Inc.	307,204	1,769
* Northwest Pipe Co.	62,465	1,748
* CBIZ Inc.	266,958	1,703
* Columbus McKinnon Corp.	87,938	1,693
Hyster-Yale Materials Handling Inc.	29,421	1,680
CDI Corp.	96,093	1,653
* Ducommun Inc.	80,759	1,598
Kimball International Inc. Class B	175,254	1,588
Alamo Group Inc.	41,048	1,570
* Layne Christensen Co.	67,328	1,439
* Kadant Inc.	56,950	1,424
* Swisher Hygiene Inc.	1,099,986	1,419
Houston Wire & Cable Co.	101,343	1,312
* Orion Marine Group Inc.	131,513	1,307
* Ameresco Inc. Class A	170,465	1,261
Twin Disc Inc.	49,059	1,230
* Cenveo Inc.	555,483	1,194
* TMS International Corp. Class A	78,565	1,037
* CRA International Inc.	45,254	1,012
Multi-Color Corp.	38,624	996
Ampco-Pittsburgh Corp.	49,610	938
Douglas Dynamics Inc.	65,726	908
* Quality Distribution Inc.	107,635	905
* ARC Document Solutions Inc.	247,492	738
Michael Baker Corp.	28,303	693
* Pacer International Inc.	131,957	664
* Vicor Corp.	126,686	630
* Genco Shipping & Trading Ltd.	206,735	595
* Pendrell Corp.	350,452	582
* Sterling Construction Co. Inc.	53,267	580
* American Superconductor Corp.	211,155	562
NL Industries Inc.	44,800	557
* Metalico Inc.	227,447	368
Schawk Inc. Class A	25,953	285
* Hill International Inc.	89,804	269
* Patriot Transportation Holding Inc.	8,354	232
* Dolan Co.	84,282	201
Preformed Line Products Co.	2,078	145
		1,342,768
Information Technology (9.7%)
AOL Inc.	909,532	35,008
Broadridge Financial Solutions Inc.	1,183,068	29,387
* Ingram Micro Inc.	1,453,334	28,602
* NCR Corp.	1,005,943	27,724
* Brocade Communications Systems Inc.	4,201,497	24,243
* Rovi Corp.	1,001,347	21,439
Lender Processing Services Inc.	821,303	20,910

*	Teradyne Inc.	1,181,812	19,169
*	Arris Group Inc.	1,097,283	18,840
*	Zynga Inc. Class A	5,366,897	18,033
	Convergys Corp.	1,056,461	17,991
	Diebold Inc.	581,280	17,624
*	Itron Inc.	379,441	17,606
*	Fairchild Semiconductor International Inc. Class A	1,228,757	17,375
*	Vishay Intertechnology Inc.	1,269,354	17,276
	j2 Global Inc.	433,579	17,001
*	Tech Data Corp.	365,454	16,668
	Mentor Graphics Corp.	915,519	16,525
	Lexmark International Inc. Class A	625,116	16,503
*,^ Advanced Micro Devices Inc.		5,857,573	14,937
	Cypress Semiconductor Corp.	1,314,653	14,501
*	EchoStar Corp. Class A	364,913	14,221
*	International Rectifier Corp.	669,128	14,152
*	PMC - Sierra Inc.	1,944,554	13,203
*	Microsemi Corp.	568,311	13,168
*	Compuware Corp.	1,032,045	12,901
*	Take-Two Interactive Software Inc.	790,605	12,768
*	Polycom Inc.	1,103,757	12,230
*	CACI International Inc. Class A	209,983	12,152
^	ADTRAN Inc.	576,273	11,324
	Intersil Corp. Class A	1,227,282	10,690
*	First Solar Inc.	383,235	10,332
*	MEMC Electronic Materials Inc.	2,235,436	9,836
*	Benchmark Electronics Inc.	536,679	9,671
	Tessera Technologies Inc.	505,643	9,481
*	SYNNEX Corp.	252,973	9,360
*	Progress Software Corp.	402,089	9,160
	MKS Instruments Inc.	331,075	9,005
*	Sanmina Corp.	791,339	8,990
*	Insight Enterprises Inc.	431,193	8,891
	Cognex Corp.	197,456	8,323
*	Kulicke & Soffa Industries Inc.	653,802	7,558
*	Spansion Inc. Class A	582,644	7,499
*	Rofin-Sinar Technologies Inc.	271,839	7,364
	Tellabs Inc.	3,379,560	7,063
*	ATMI Inc.	309,789	6,949
*	CSG Systems International Inc.	326,320	6,915
*	Integrated Device Technology Inc.	907,043	6,776
	Brooks Automation Inc.	641,955	6,535
*	Web.com Group Inc.	380,366	6,497
*	Harmonic Inc.	1,120,713	6,489
*	Advanced Energy Industries Inc.	348,209	6,372
*	Newport Corp.	370,763	6,273
	ManTech International Corp. Class A	230,412	6,191
	AVX Corp.	490,860	5,841
*	Monster Worldwide Inc.	1,133,463	5,747
*	Emulex Corp.	867,634	5,666
	EarthLink Inc.	1,008,459	5,466
	United Online Inc.	880,616	5,310
*	TiVo Inc.	419,490	5,197
*	TeleTech Holdings Inc.	233,941	4,962
*	Checkpoint Systems Inc.	373,210	4,874
*	Digital River Inc.	343,902	4,863
	Park Electrochemical Corp.	191,250	4,846

*,^ SunPower Corp. Class A		403,302	4,654
*	OmniVision Technologies Inc.	336,847	4,642
*	Bankrate Inc.	387,296	4,624
	Methode Electronics Inc.	358,713	4,620
	EPIQ Systems Inc.	312,627	4,386
*	Global Cash Access Holdings Inc.	612,472	4,318
	Booz Allen Hamilton Holding Corp.	319,544	4,295
*	Power-One Inc.	999,262	4,147
	Comtech Telecommunications Corp.	168,292	4,086
*	TTM Technologies Inc.	515,390	3,917
	Daktronics Inc.	368,121	3,865
*	Rudolph Technologies Inc.	313,049	3,688
	Badger Meter Inc.	65,753	3,519
	Black Box Corp.	159,990	3,489
*	Super Micro Computer Inc.	303,361	3,425
*,^ Amkor Technology Inc.		813,146	3,253
	Electro Scientific Industries Inc.	284,521	3,144
*	Photronics Inc.	452,625	3,023
*	Intermec Inc.	303,686	2,985
*	Kemet Corp.	434,798	2,717
	Cass Information Systems Inc.	64,600	2,716
*	Infinera Corp.	379,979	2,660
*	Cray Inc.	111,091	2,578
*	CIBER Inc.	513,378	2,413
*	IntraLinks Holdings Inc.	373,540	2,376
*	Fabrinet	150,316	2,196
	Electro Rent Corp.	115,155	2,135
	CTS Corp.	176,068	1,838
*	Avid Technology Inc.	282,584	1,772
*	QuinStreet Inc.	289,882	1,731
*	RealNetworks Inc.	221,754	1,710
*	FormFactor Inc.	335,191	1,575
*	Net 1 UEPS Technologies Inc.	201,512	1,491
*	Vocus Inc.	95,262	1,348
*	Aeroflex Holding Corp.	164,279	1,291
*	ModusLink Global Solutions Inc.	381,852	1,260
*	GSI Group Inc.	131,496	1,122
*	Aviat Networks Inc.	326,223	1,099
*	Multi-Fineline Electronix Inc.	59,858	924
*	Symmetricom Inc.	197,855	898
	Cohu Inc.	88,235	826
*	TeleCommunication Systems Inc. Class A	357,147	796
	Marchex Inc. Class B	185,961	783
*	Anaren Inc.	38,925	755
*	TechTarget Inc.	152,806	747
*	Pericom Semiconductor Corp.	109,152	743
*	Alpha & Omega Semiconductor Ltd.	82,825	735
*	Saba Software Inc.	90,733	721
	Bel Fuse Inc. Class B	44,296	691
	Supertex Inc.	30,865	685
*	Mitel Networks Corp.	168,856	658
	Keynote Systems Inc.	42,191	589
*	Sigma Designs Inc.	111,516	543
*	Viasystems Group Inc.	30,187	394
*	XO Group Inc.	34,154	342
*	Imation Corp.	86,324	330
*	Oclaro Inc.	261,680	330

*	Envestnet Inc.	15,309	268
*	Intevac Inc.	56,407	266
*	Agilysys Inc.	22,967	228
*	STR Holdings Inc.	95,774	208
	Bel Fuse Inc. Class A	6,318	87
			912,128
Materials (5.9%)
	Packaging Corp. of America	950,502	42,649
	RPM International Inc.	1,280,426	40,436
	Cytec Industries Inc.	419,181	31,053
	Compass Minerals International Inc.	320,429	25,282
	Cabot Corp.	614,358	21,011
	Olin Corp.	775,782	19,565
	Sensient Technologies Corp.	481,681	18,829
	Commercial Metals Co.	1,013,554	16,065
*	Resolute Forest Products	971,751	15,723
	Worthington Industries Inc.	507,300	15,716
	Minerals Technologies Inc.	342,426	14,214
	Carpenter Technology Corp.	281,406	13,871
	Greif Inc. Class A	244,444	13,107
	Tronox Ltd. Class A	614,711	12,177
*	Clearwater Paper Corp.	224,577	11,833
	Innophos Holdings Inc.	210,184	11,468
*	SunCoke Energy Inc.	677,231	11,059
	Hecla Mining Co.	2,763,406	10,915
	Kaiser Aluminum Corp.	168,173	10,872
*	Chemtura Corp.	472,990	10,221
	Silgan Holdings Inc.	215,668	10,190
	PH Glatfelter Co.	414,757	9,697
	A Schulman Inc.	283,516	8,948
*	RTI International Metals Inc.	278,829	8,836
*	Coeur d'Alene Mines Corp.	432,961	8,166
	Boise Inc.	923,928	8,001
	Quaker Chemical Corp.	126,668	7,476
	AMCOL International Corp.	247,447	7,470
*	OM Group Inc.	313,362	7,358
*	Kraton Performance Polymers Inc.	312,321	7,308
	Stepan Co.	111,150	7,014
	Haynes International Inc.	118,949	6,578
*	Calgon Carbon Corp.	358,795	6,494
	Schnitzer Steel Industries Inc.	233,160	6,216
*	Texas Industries Inc.	96,981	6,121
	Schweitzer-Mauduit International Inc.	150,123	5,814
*	Ferro Corp.	795,734	5,371
	Materion Corp.	187,828	5,353
*	Horsehead Holding Corp.	425,441	4,629
^	AK Steel Holding Corp.	1,283,743	4,249
	Tredegar Corp.	141,460	4,165
	Neenah Paper Inc.	128,991	3,968
	Buckeye Technologies Inc.	130,992	3,923
*	Headwaters Inc.	344,258	3,752
^	Kronos Worldwide Inc.	224,331	3,511
	Wausau Paper Corp.	316,151	3,408
*,^ Zoltek Cos. Inc.		282,626	3,377
	Metals USA Holdings Corp.	161,581	3,337
*,^ Molycorp Inc.		639,790	3,327
	Myers Industries Inc.	215,932	3,014

* AM Castle & Co.	167,676	2,934
* Mercer International Inc.	396,032	2,737
* Century Aluminum Co.	334,010	2,585
Olympic Steel Inc.	89,913	2,149
Noranda Aluminum Holding Corp.	213,038	957
* Golden Minerals Co.	164,955	393
		554,892
Telecommunication Services (0.6%)
Telephone & Data Systems Inc.	884,656	18,640
Consolidated Communications Holdings Inc.	367,038	6,441
* Clearwire Corp. Class A	1,522,446	4,933
* Vonage Holdings Corp.	1,603,313	4,633
* Premiere Global Services Inc.	280,619	3,084
* Iridium Communications Inc.	508,718	3,062
Atlantic Tele-Network Inc.	58,695	2,847
Shenandoah Telecommunications Co.	153,748	2,342
Lumos Networks Corp.	155,978	2,103
NTELOS Holdings Corp.	157,946	2,023
USA Mobility Inc.	143,161	1,900
* Leap Wireless International Inc.	248,891	1,466
IDT Corp. Class B	86,659	1,045
Alaska Communications Systems Group Inc.	442,107	734
* Elephant Talk Communications Corp.	98,182	120
		55,373
Utilities (6.5%)
Questar Corp.	1,694,721	41,233
Westar Energy Inc.	1,224,074	40,615
Atmos Energy Corp.	873,395	37,285
Great Plains Energy Inc.	1,485,526	34,449
Vectren Corp.	794,971	28,158
Hawaiian Electric Industries Inc.	998,335	27,664
Cleco Corp.	587,744	27,642
IDACORP Inc.	485,392	23,430
Piedmont Natural Gas Co. Inc.	697,569	22,936
Portland General Electric Co.	731,115	22,175
WGL Holdings Inc.	499,521	22,029
Southwest Gas Corp.	446,546	21,193
UNS Energy Corp.	400,485	19,600
UIL Holdings Corp.	490,352	19,413
New Jersey Resources Corp.	403,439	18,094
PNM Resources Inc.	770,989	17,956
Black Hills Corp.	406,231	17,890
South Jersey Industries Inc.	302,700	16,827
ALLETE Inc.	338,418	16,589
Avista Corp.	578,548	15,852
NorthWestern Corp.	360,159	14,356
El Paso Electric Co.	368,856	12,412
MGE Energy Inc.	223,699	12,402
Northwest Natural Gas Co.	260,074	11,396
American States Water Co.	185,998	10,708
Otter Tail Corp.	314,963	9,808
Empire District Electric Co.	410,517	9,196
CH Energy Group Inc.	137,370	8,983
California Water Service Group	447,397	8,903
Laclede Group Inc.	207,297	8,852
Ormat Technologies Inc.	153,897	3,178

Middlesex Water Co.			127,449	2,488
Chesapeake Utilities Corp.			48,722	2,390
SJW Corp.			85,902	2,276
Unitil Corp.			54,046	1,520
Connecticut Water Service Inc.			42,023	1,228
Genie Energy Ltd. Class B			112,405	1,041
				612,167
Total Common Stocks (Cost $7,566,794)				8,992,939
	Coupon
Temporary Cash Investments (5.2%)[1]
Money Market Fund (4.9%)
[2,3] Vanguard Market Liquidity Fund	0.147%		467,424,946	467,425

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.3%)
[4,5] Federal Home Loan Bank Discount Notes	0.140%	5/29/13	10,000	9,998
[4,5] Federal Home Loan Bank Discount Notes	0.135%	9/20/13	10,000	9,992
[5,6] Freddie Mac Discount Notes	0.130%	9/16/13	2,500	2,498
5 United States Treasury Note/Bond	1.750%	4/15/13	5,000	5,003
				27,491
Total Temporary Cash Investments (Cost $494,918)				494,916
Total Investments (100.5%) (Cost $8,061,712)				9,487,855
Other Assets and Liabilities-Net (-0.5%)[3]				(46,789)
Net Assets (100%)				9,441,066

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $75,401,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.5%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $81,403,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $18,444,000 have been segregated as initial margin for open futures contracts.
6 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing

Small-Cap Value Index Fund

services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of March 31, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	8,992,880	—	59
Temporary Cash Investments	467,425	27,491	—
Futures Contracts—Assets[1]	1,155	—	—
Total	9,461,460	27,491	59
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

Small-Cap Value Index Fund

At March 31, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
		Number of	Aggregate
		Long (Short)	Settlement	Unrealized
		Contracts	Value	Appreciation
Futures Contracts	Expiration		Long (Short)	(Depreciation)
E-mini Russell 2000 Index	June 2013	3,396	322,246	3,850
E-mini S&P MIDCAP 400 Index	June 2013	685	78,844	1,459
E-mini S&P 500 Index	June 2013	425	33,207	307
S&P 500 Index	June 2013	23	8,986	71

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At March 31, 2013, the cost of investment securities for tax purposes was $8,062,344,000. Net unrealized appreciation of investment securities for tax purposes was $1,425,511,000, consisting of unrealized gains of $1,888,011,000 on securities that had risen in value since their purchase and $462,500,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD INDEX FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: May 17, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INDEX FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: May 17, 2013

VANGUARD INDEX FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: May 17, 2013

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444, Incorporated by Reference.